UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 28

3 series of Wells Fargo Master Trust:

Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio, and Wells Fargo Advantage Short-Term Investment Portfolio.

Date of reporting period:                     May 31, 2015

ITEM 1. INVESTMENTS

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 27.35%
FFCB %%	1.10%	6-1-2018	$3,000,000	$2,999,514
FFCB	3.50	12-20-2023	400,000	437,570
FHLB	0.38	6-24-2016	2,000,000	1,999,834
FHLB	0.50	9-28-2016	10,000,000	9,995,480
FHLB	0.88	5-24-2017	1,000,000	1,004,422
FHLB	1.00	11-9-2017	500,000	499,498
FHLB	1.13	9-28-2016	1,000,000	1,002,593
FHLB	1.20	11-21-2018	1,000,000	993,867
FHLB	2.50	8-1-2027	150,769	154,514
FHLB	2.50	12-1-2027	77,439	79,364
FHLB	2.50	6-1-2028	93,417	95,746
FHLB	2.50	8-1-2028	896,564	918,887
FHLB	2.50	9-1-2028	4,061,298	4,162,255
FHLB	2.50	9-1-2028	403,256	413,303
FHLB	2.50	9-1-2028	2,701,646	2,768,827
FHLB	2.50	10-1-2028	873,451	895,177
FHLB	2.50	10-1-2028	140,244	143,730
FHLB	2.50	11-1-2028	725,277	741,579
FHLB	2.50	11-1-2028	2,600,531	2,665,274
FHLB	3.00	10-1-2042	8,441,908	8,554,774
FHLB	3.00	10-1-2042	696,703	705,974
FHLB	3.00	11-1-2042	4,331,659	4,389,518
FHLB	3.00	11-1-2042	433,741	439,812
FHLB	3.00	11-1-2042	228,254	231,305
FHLB	3.00	12-1-2042	218,422	221,285
FHLB	3.00	12-1-2042	110,307	111,782
FHLB	3.00	1-1-2043	8,365,841	8,477,462
FHLB	3.00	1-1-2043	169,374	171,593
FHLB	3.00	3-1-2043	87,339	88,486
FHLB	3.00	4-1-2043	8,646,264	8,753,468
FHLB	3.00	4-1-2043	707,321	716,531
FHLB	3.00	5-1-2043	132,617	134,312
FHLB	3.00	6-1-2043	347,055	351,407
FHLB	3.00	7-1-2043	2,350,100	2,379,625
FHLB	3.00	7-1-2043	173,208	175,356
FHLB	3.00	7-1-2043	1,970,143	1,994,873
FHLB	3.00	7-1-2043	176,891	179,069
FHLB	3.00	7-1-2043	645,491	654,125
FHLB	3.00	8-1-2043	352,766	357,704
FHLB	3.00	8-1-2043	147,541	149,358
FHLB	3.00	8-1-2043	172,598	174,659
FHLB	3.00	8-1-2043	92,833	93,914
FHLB	3.00	8-1-2043	87,784	88,886
FHLB	3.00	8-1-2043	25,983	26,300
FHLB	3.00	8-1-2043	662,758	671,007
FHLB	3.00	8-1-2043	1,964,901	1,990,043
FHLB	3.00	9-1-2043	300,989	304,735
FHLB	3.00	9-1-2043	2,554,727	2,585,632
FHLB	3.00	9-1-2043	287,913	291,363
FHLB	3.00	10-1-2043	189,233	191,544
FHLB	3.00	10-1-2043	251,529	254,689
FHLB	3.00	11-1-2043	77,641	78,571
FHLB	3.50	8-1-2020	179,202	190,025
FHLB	3.50	9-1-2020	39,092	41,453
FHLB	3.50	10-1-2020	254,865	270,258
FHLB	3.50	11-1-2020	465,598	493,718
FHLB	3.50	11-1-2020	262,182	278,017
FHLB	3.50	11-1-2020	337,869	358,275
FHLB	3.50	12-1-2020	253,599	268,916
FHLB	3.50	1-1-2021	15,035	15,943
FHLB	3.50	4-1-2021	14,589	15,470
FHLB	3.50	4-1-2021	293,468	311,192
FHLB	3.50	12-1-2025	4,257,827	4,545,710
FHLB	3.50	1-1-2029	5,695,058	6,039,018
FHLB	3.50	12-1-2042	2,845,178	2,971,040
FHLB	4.00	6-1-2024	23,268	24,507
FHLB	4.00	7-1-2025	402,252	430,530
FHLB	4.00	4-1-2026	2,112,343	2,259,579

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLB	4.00%	11-1-2040	$3,860,033	$4,124,392
FHLB	4.00	1-1-2041	6,546,744	7,005,344
FHLB	4.00	2-1-2041	3,033,207	3,253,779
FHLB	4.00	4-1-2041	4,922,389	5,300,087
FHLB	4.50	2-1-2024	63,458	67,719
FHLB	4.50	5-1-2024	67,374	72,319
FHLB	4.50	9-1-2024	24,418	26,211
FHLB	4.50	9-1-2024	52,584	56,450
FHLB	4.50	12-1-2024	92,899	99,782
FHLB	4.50	3-1-2039	502,047	544,861
FHLB	4.50	3-1-2039	56,654	61,492
FHLB	4.50	5-1-2039	140,732	152,895
FHLB	4.50	10-1-2039	106,290	115,595
FHLB	4.50	10-1-2039	93,157	101,280
FHLB	4.50	9-1-2040	93,461	101,601
FHLB	4.50	1-1-2041	267,998	291,110
FHLB	4.50	2-1-2041	880,132	956,717
FHLB	4.50	2-1-2041	6,453,482	7,054,867
FHLB	4.50	4-1-2041	2,537,427	2,758,375
FHLB	4.75	12-16-2016	1,000,000	1,064,092
FHLB	4.88	9-8-2017	1,000,000	1,090,576
FHLB	5.00	11-17-2017	4,000,000	4,403,624
FHLB	5.00	12-1-2034	5,694	6,307
FHLB	5.00	8-1-2035	408,057	453,078
FHLB	5.00	11-1-2035	429,991	477,303
FHLB	5.00	12-1-2035	3,452	3,826
FHLB	5.00	1-1-2036	25,447	28,179
FHLB	5.00	6-1-2036	515,554	574,617
FHLB	5.00	3-1-2037	4,498	4,994
FHLB	5.00	7-1-2037	9,184	10,172
FHLB	5.00	3-1-2038	394,837	437,312
FHLB	5.00	5-1-2038	24,322	26,951
FHLB	5.00	6-1-2038	5,260	5,825
FHLB	5.00	9-1-2038	426,875	472,710
FHLB	5.00	5-1-2039	25,150	27,926
FHLB	5.00	1-1-2040	1,505,181	1,668,657
FHLB	5.38	9-30-2022	1,350,000	1,646,572
FHLB	5.50	12-1-2035	680,746	766,843
FHLB	5.50	7-15-2036	600,000	803,050
FHLB	5.50	12-1-2036	306,233	344,923
FHLB	5.50	3-1-2037	62,015	69,887
FHLB	5.50	7-1-2037	1,394,996	1,571,710
FHLB	5.50	10-1-2037	3,352	3,773
FHLB	5.50	3-1-2038	27,662	31,157
FHLB	5.50	5-1-2038	219,376	246,922
FHLB	5.50	6-1-2038	70,184	79,054
FHLB	5.50	8-1-2038	85,376	96,097
FHLB	5.50	10-1-2038	5,635	6,345
FHLB	5.50	11-1-2038	153,745	175,652
FHLB	6.00	1-1-2032	20,794	23,684
FHLB	6.00	4-1-2033	27,674	31,885
FHLB	6.00	7-1-2036	33,683	38,720
FHLB	6.00	9-1-2036	208,531	238,649
FHLB	6.00	11-1-2036	272,435	311,939
FHLB	6.00	11-1-2036	19,539	22,253
FHLB	6.00	5-1-2037	154,155	175,707
FHLB	6.00	6-1-2037	124,473	141,900
FHLB	6.00	8-1-2037	233,673	266,338
FHLB	6.00	9-1-2037	2,223	2,533
FHLB	6.00	9-1-2037	77,874	88,630
FHLB	6.00	10-1-2037	17,358	19,771
FHLB	6.00	10-1-2037	13,633	15,541
FHLB	6.00	11-1-2037	47,873	54,547
FHLB	6.00	11-1-2037	66,192	75,379
FHLB	6.00	12-1-2037	63,644	72,461
FHLB	6.00	12-1-2037	45,058	51,284
FHLB	6.00	12-1-2037	121,587	138,530
FHLB	6.00	6-1-2038	93,774	106,946
FHLB	6.00	7-1-2038	43,196	49,173

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLB	6.00%	12-1-2039	$64,777	$73,759
FHLB	6.00	5-1-2040	1,170,487	1,332,196
FHLMC	0.70	9-27-2016	250,000	249,950
FHLMC	0.75	1-12-2018	2,000,000	1,992,616
FHLMC	0.88	10-14-2016	5,000,000	5,025,140
FHLMC	0.88	2-22-2017	2,000,000	2,008,090
FHLMC	0.88	3-7-2018	2,000,000	1,995,726
FHLMC	1.00	9-27-2017	250,000	250,650
FHLMC	1.00	9-29-2017	2,000,000	2,007,440
FHLMC	1.25	8-1-2019	2,000,000	1,986,892
FHLMC	1.25	10-2-2019	5,000,000	4,954,260
FHLMC	2.00	8-25-2016	1,000,000	1,019,026
FHLMC	2.00	7-30-2019	100,000	102,487
FHLMC ±	2.20	6-1-2038	631,757	670,732
FHLMC	2.38	1-13-2022	6,080,000	6,234,073
FHLMC	2.50	10-1-2029	8,029,689	8,207,188
FHLMC %%	2.50	6-16-2030	19,900,000	20,313,158
FHLMC ±	2.62	10-1-2036	125,703	135,648
FHLMC	3.00	9-1-2021	651,564	681,111
FHLMC	3.00	4-1-2022	566,863	592,568
FHLMC	3.00	9-1-2026	122,738	128,363
FHLMC	3.00	10-1-2026	2,620,987	2,741,505
FHLMC	3.00	11-1-2026	262,077	274,125
FHLMC	3.00	11-1-2026	44,325	46,355
FHLMC	3.00	11-1-2026	710,674	743,326
FHLMC	3.00	12-1-2026	5,224,798	5,465,063
FHLMC	3.00	12-1-2026	18,404	19,251
FHLMC	3.00	12-1-2026	1,428,789	1,494,416
FHLMC	3.00	1-1-2027	2,542,291	2,658,975
FHLMC	3.00	3-1-2027	606,278	634,162
FHLMC	3.00	8-1-2027	1,724,822	1,804,100
FHLMC	3.00	4-1-2028	64,669	67,641
FHLMC	3.00	7-1-2029	6,086,785	6,362,806
FHLMC	3.00	9-1-2029	9,043,660	9,453,769
FHLMC	3.00	3-1-2043	5,216,114	5,284,579
FHLMC %%	3.00	6-11-2045	10,000,000	10,107,187
FHLMC	3.50	2-1-2042	12,451,447	13,003,671
FHLMC	3.50	10-1-2042	3,892,369	4,077,792
FHLMC	3.50	10-1-2042	651,565	680,586
FHLMC	3.50	10-1-2042	6,260,430	6,539,276
FHLMC	3.50	7-1-2043	5,194,424	5,420,744
FHLMC	3.50	8-1-2043	8,275,787	8,634,771
FHLMC	3.50	1-1-2044	4,283,065	4,468,652
FHLMC	3.50	6-1-2044	4,207,384	4,389,691
FHLMC	3.50	10-1-2044	11,318,167	11,808,587
FHLMC %%	3.50	6-11-2045	24,500,000	25,537,426
FHLMC	3.75	3-27-2019	2,900,000	3,160,484
FHLMC	4.00	5-1-2023	48,185	51,214
FHLMC	4.00	2-1-2024	108,122	114,887
FHLMC	4.00	5-1-2024	62,521	66,736
FHLMC	4.00	5-1-2024	112,290	119,185
FHLMC	4.00	8-1-2024	159,799	170,560
FHLMC	4.00	1-1-2025	240,190	255,130
FHLMC	4.00	2-1-2025	238,352	255,765
FHLMC	4.00	3-1-2025	1,466,915	1,558,134
FHLMC	4.00	5-1-2025	713,443	757,175
FHLMC	4.00	6-1-2025	537,680	575,605
FHLMC	4.00	6-1-2025	144,670	154,855
FHLMC	4.00	7-1-2025	16,210	17,399
FHLMC	4.00	8-1-2025	98,959	105,048
FHLMC	4.00	10-1-2025	39,377	42,150
FHLMC	4.00	3-1-2026	316,716	339,055
FHLMC	4.00	4-1-2026	476,182	509,404
FHLMC	4.00	5-1-2026	358,686	380,701
FHLMC	4.00	5-1-2029	288,253	309,397
FHLMC	4.00	9-1-2031	368,367	394,510
FHLMC	4.00	10-1-2033	13,119	14,037
FHLMC	4.00	8-1-2036	6,537	6,971

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	4.00%	4-1-2039	$561,243	$605,620
FHLMC	4.00	5-1-2039	215,675	229,903
FHLMC	4.00	6-1-2039	184,923	197,234
FHLMC	4.00	2-1-2040	348,709	373,184
FHLMC	4.00	9-1-2040	1,539,051	1,640,938
FHLMC	4.00	10-1-2040	1,582,804	1,704,040
FHLMC	4.00	10-1-2040	417,130	446,338
FHLMC	4.00	10-1-2040	1,009,114	1,079,639
FHLMC	4.00	11-1-2040	212,474	227,332
FHLMC	4.00	12-1-2040	4,968,423	5,322,088
FHLMC	4.00	12-1-2040	101,070	108,143
FHLMC	4.00	4-1-2041	24,947	26,693
FHLMC	4.00	6-1-2041	398,376	426,360
FHLMC	4.00	6-1-2041	9,482	10,134
FHLMC	4.00	10-1-2041	42,647	45,612
FHLMC	4.00	10-1-2041	274,960	293,267
FHLMC	4.00	11-1-2041	296,183	316,647
FHLMC	4.00	11-1-2041	60,916	64,990
FHLMC	4.00	11-1-2041	29,585	31,555
FHLMC	4.00	11-1-2041	22,183	23,666
FHLMC	4.00	11-1-2041	340,603	364,217
FHLMC	4.00	12-1-2041	8,462,579	9,050,770
FHLMC	4.00	1-1-2042	2,460,675	2,628,616
FHLMC	4.00	1-1-2042	107,316	114,506
FHLMC	4.00	2-1-2042	46,940	50,070
FHLMC	4.00	4-1-2042	8,782,913	9,393,364
FHLMC	4.00	5-1-2044	9,147,144	9,792,870
FHLMC	4.00	5-1-2044	6,405,736	6,827,122
FHLMC	4.50	4-1-2018	28,267	29,519
FHLMC	4.50	8-1-2018	424,216	443,003
FHLMC	4.50	10-1-2018	86,506	90,337
FHLMC	4.50	4-1-2024	78,464	83,453
FHLMC	4.50	8-1-2024	506,629	543,223
FHLMC	4.50	11-1-2024	183,366	195,094
FHLMC	4.50	2-1-2025	459,042	489,573
FHLMC	4.50	8-1-2035	42,487	46,372
FHLMC	4.50	9-1-2035	59,562	64,738
FHLMC	4.50	1-1-2037	89,794	97,658
FHLMC	4.50	10-1-2038	286,728	311,425
FHLMC	4.50	2-1-2039	31,679	34,477
FHLMC	4.50	5-1-2039	54,246	58,946
FHLMC	4.50	6-1-2039	2,064,137	2,244,663
FHLMC	4.50	9-1-2039	1,285,501	1,397,649
FHLMC	4.50	10-1-2039	228,759	248,788
FHLMC	4.50	10-1-2039	249,267	271,030
FHLMC	4.50	1-1-2040	2,228,490	2,452,286
FHLMC	4.50	2-1-2040	6,525,939	7,167,228
FHLMC	4.50	3-1-2040	2,948,274	3,266,121
FHLMC	4.50	8-1-2040	1,256,599	1,365,673
FHLMC	4.50	9-1-2040	2,680,085	2,950,074
FHLMC	4.50	9-1-2040	267,746	290,747
FHLMC	4.50	2-1-2041	74,047	80,482
FHLMC	4.50	4-1-2041	3,365,210	3,658,948
FHLMC	4.50	7-1-2041	6,655,005	7,240,343
FHLMC	4.50	7-1-2041	164,000	178,415
FHLMC	4.50	10-1-2041	1,168,566	1,270,024
FHLMC	4.88	6-13-2018	1,700,000	1,896,867
FHLMC	5.00	7-1-2022	428	448
FHLMC	5.00	6-1-2023	28,363	30,469
FHLMC	5.00	6-1-2023	4,242	4,446
FHLMC	5.00	6-1-2023	10,197	11,064
FHLMC	5.00	10-1-2023	2,445	2,562
FHLMC	5.00	8-1-2033	1,322,164	1,484,642
FHLMC	5.00	11-1-2033	97,204	107,662
FHLMC	5.00	3-1-2034	101,979	113,833
FHLMC	5.00	7-1-2035	495,111	550,522
FHLMC	5.00	8-1-2035	164,694	183,026
FHLMC	5.00	9-1-2035	770,594	864,281
FHLMC	5.00	4-1-2036	58,881	65,551

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	5.00%	12-1-2036	$41,499	$45,955
FHLMC	5.00	2-1-2037	61,343	67,930
FHLMC	5.00	3-1-2039	380,320	424,834
FHLMC	5.00	8-1-2039	865,615	966,798
FHLMC	5.00	8-1-2039	4,315,876	4,803,719
FHLMC	5.00	9-1-2039	1,218,915	1,350,995
FHLMC	5.00	12-1-2039	1,899,063	2,124,619
FHLMC	5.00	6-1-2040	4,118,646	4,603,856
FHLMC	5.00	6-1-2040	3,858,740	4,308,023
FHLMC	5.13	11-17-2017	1,000,000	1,102,524
FHLMC ±	5.30	4-1-2037	38,352	40,948
FHLMC	5.50	7-18-2016	650,000	687,238
FHLMC	5.50	12-1-2016	7,846	8,226
FHLMC	5.50	8-1-2017	637	668
FHLMC	5.50	8-23-2017	3,000,000	3,311,514
FHLMC	5.50	9-1-2017	12,929	13,555
FHLMC	5.50	10-1-2017	847	888
FHLMC	5.50	11-1-2017	13,030	13,661
FHLMC	5.50	11-1-2017	8,041	8,430
FHLMC	5.50	12-1-2017	376,591	394,840
FHLMC	5.50	3-1-2018	12,711	13,327
FHLMC	5.50	2-1-2019	144,732	151,745
FHLMC	5.50	12-1-2033	158,825	178,865
FHLMC	5.50	12-1-2034	196,648	223,330
FHLMC	5.50	1-1-2035	500,717	563,891
FHLMC	5.50	6-1-2035	498,807	565,170
FHLMC	5.50	1-1-2036	38,168	43,057
FHLMC	5.50	1-1-2036	87,695	98,951
FHLMC	5.50	2-1-2036	120,275	135,707
FHLMC	5.50	12-1-2036	137,526	154,822
FHLMC	5.50	2-1-2037	138,233	155,647
FHLMC	5.50	3-1-2037	121,765	137,064
FHLMC	5.50	4-1-2037	32,208	36,280
FHLMC	5.50	1-1-2038	334,924	377,168
FHLMC	5.50	2-1-2038	459,158	517,155
FHLMC	5.50	4-1-2038	416,441	471,360
FHLMC	5.50	5-1-2038	1,471,723	1,657,695
FHLMC	5.50	5-1-2038	58,190	65,539
FHLMC	5.50	5-1-2038	993,916	1,119,466
FHLMC	5.50	5-1-2038	313,360	355,405
FHLMC	5.50	6-1-2038	8,974	10,104
FHLMC	5.50	7-1-2038	201,566	226,909
FHLMC	5.50	7-1-2038	252,370	284,059
FHLMC	5.50	8-1-2038	70,000	78,789
FHLMC	5.50	8-1-2038	342,170	385,391
FHLMC	5.50	9-1-2038	108,125	121,789
FHLMC	5.50	9-1-2038	43,378	48,824
FHLMC	5.50	1-1-2039	169,522	190,917
FHLMC	5.50	8-1-2039	646,740	733,329
FHLMC	5.50	11-1-2039	1,315,997	1,483,290
FHLMC	5.50	3-1-2040	2,410,811	2,714,385
FHLMC	5.50	4-1-2040	1,871,400	2,109,071
FHLMC ±	5.54	8-1-2038	161,384	167,634
FHLMC	6.00	9-1-2023	75,191	82,484
FHLMC	6.00	11-1-2033	387,184	446,088
FHLMC	6.00	7-1-2034	264,601	304,806
FHLMC	6.00	1-1-2036	44,811	51,605
FHLMC	6.00	2-1-2036	363,577	418,455
FHLMC	6.00	11-1-2036	84,711	96,852
FHLMC	6.00	12-1-2036	33,885	38,806
FHLMC	6.00	2-1-2037	2,788	3,186
FHLMC	6.00	3-1-2037	140,366	160,024
FHLMC	6.00	3-1-2037	15,824	18,009
FHLMC	6.00	4-1-2037	1,753	1,998
FHLMC	6.00	8-1-2037	146,667	167,442
FHLMC	6.00	8-1-2037	18,746	21,368
FHLMC	6.00	8-1-2037	37,600	42,834
FHLMC	6.00	8-1-2037	49,009	55,930

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	6.00%	8-1-2037	$102,157	$116,666
FHLMC	6.00	9-1-2037	6,539	7,452
FHLMC	6.00	9-1-2037	24,938	28,429
FHLMC	6.00	10-1-2037	563,686	641,675
FHLMC	6.00	10-1-2037	35,420	40,568
FHLMC	6.00	10-1-2037	28,667	32,665
FHLMC	6.00	11-1-2037	21,932	24,974
FHLMC	6.00	12-1-2037	378,208	430,554
FHLMC	6.00	12-1-2037	65,586	74,708
FHLMC	6.00	1-1-2038	25,834	29,455
FHLMC	6.00	2-1-2038	17,618	20,052
FHLMC	6.00	2-1-2038	60,742	69,132
FHLMC	6.00	5-1-2038	54,539	62,135
FHLMC	6.00	6-1-2038	24,661	28,073
FHLMC	6.00	6-1-2038	33,656	38,314
FHLMC	6.00	6-1-2038	36,791	41,887
FHLMC	6.00	7-1-2038	451,334	513,886
FHLMC	6.00	7-1-2038	74,720	85,056
FHLMC	6.00	8-1-2038	47,781	54,392
FHLMC	6.00	8-1-2038	88,758	101,055
FHLMC	6.00	9-1-2038	69,503	79,140
FHLMC	6.00	9-1-2038	26,863	30,573
FHLMC	6.00	9-1-2038	48,511	55,229
FHLMC	6.00	10-1-2038	44,843	51,067
FHLMC	6.00	11-1-2038	43,022	48,995
FHLMC	6.00	12-1-2038	1,223	1,393
FHLMC	6.00	3-1-2039	24,275	27,634
FHLMC	6.00	6-1-2039	3,726	4,245
FHLMC	6.25	7-15-2032	1,500,000	2,149,301
FHLMC	6.50	6-1-2036	19,884	22,850
FHLMC	6.50	10-1-2037	72,138	84,687
FHLMC	6.50	12-1-2037	102,106	118,594
FHLMC	6.50	3-1-2038	28,604	32,871
FHLMC	6.50	3-1-2038	94,334	108,406
FHLMC	6.50	1-1-2039	26,293	30,488
FHLMC	6.50	4-1-2039	228,164	274,790
FHLMC	6.50	4-1-2039	215,730	247,911
FHLMC	6.75	3-15-2031	1,000,000	1,473,809
FICO	9.65	11-2-2018	500,000	640,133
FNMA	5.00	12-1-2035	6,711	7,472
FNMA ¤	0.00	6-1-2017	300,000	295,636
FNMA ¤	0.00	10-9-2019	200,000	183,584
FNMA	0.38	7-5-2016	2,000,000	1,998,734
FNMA	0.63	8-26-2016	1,000,000	1,002,122
FNMA	0.75	4-20-2017	2,000,000	2,006,208
FNMA	0.88	10-26-2017	5,250,000	5,252,462
FNMA	0.88	12-20-2017	2,000,000	1,999,464
FNMA	0.88	2-8-2018	1,000,000	999,159
FNMA	0.88	5-21-2018	1,000,000	994,889
FNMA	0.90	11-7-2017	250,000	248,252
FNMA	0.95	8-23-2017	1,000,000	999,359
FNMA	1.00	5-21-2018	100,000	99,303
FNMA	1.13	4-27-2017	1,000,000	1,008,614
FNMA	1.25	9-28-2016	1,000,000	1,010,153
FNMA	1.25	1-30-2017	1,500,000	1,514,615
FNMA	1.38	11-15-2016	2,000,000	2,024,912
FNMA	1.55	10-29-2019	1,000,000	997,721
FNMA	1.63	11-27-2018	2,000,000	2,029,182
FNMA	1.70	10-4-2019	125,000	124,535
FNMA	1.75	1-30-2019	200,000	203,112
FNMA	1.75	5-30-2019	2,000,000	2,030,514
FNMA	1.75	9-12-2019	2,000,000	2,028,086
FNMA	1.88	2-19-2019	3,000,000	3,062,169
FNMA ±	2.13	10-1-2037	384,803	410,346
FNMA	2.20	10-25-2022	150,000	148,139
FNMA	2.25	10-17-2022	1,000,000	982,600
FNMA ±	2.33	4-1-2036	82,507	87,757
FNMA ±	2.36	3-1-2037	106,177	113,733
FNMA ±	2.40	12-1-2036	13,634	14,656

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.46%	1-1-2037	$18,894	$20,476
FNMA ±	2.48	6-1-2035	104,686	112,514
FNMA	2.50	10-1-2027	3,132,416	3,213,490
FNMA	2.50	3-1-2028	3,606,515	3,699,946
FNMA	2.50	4-1-2028	6,021,586	6,177,140
FNMA	2.50	7-1-2028	5,580,722	5,724,885
FNMA	2.50	7-1-2028	8,600,406	8,822,362
FNMA	2.50	7-1-2028	8,149,291	8,359,321
FNMA	2.50	10-1-2028	6,452,297	6,603,014
FNMA	2.50	2-1-2030	4,901,246	5,011,442
FNMA	2.50	1-1-2038	325,210	318,073
FNMA	2.50	10-1-2042	584,170	571,346
FNMA	2.50	11-1-2042	68,985	67,471
FNMA	2.50	2-1-2043	224,891	219,952
FNMA	2.50	3-1-2043	247,764	242,319
FNMA	2.50	3-1-2043	134,829	131,874
FNMA	2.50	3-1-2043	263,729	257,934
FNMA	2.50	4-1-2043	173,340	169,533
FNMA	2.50	4-1-2043	393,808	385,158
FNMA	2.50	8-1-2043	1,350,195	1,320,615
FNMA	2.50	8-1-2043	329,178	321,943
FNMA	2.50	8-1-2043	628,038	614,234
FNMA ±	2.54	4-1-2038	72,044	76,961
FNMA ±	2.55	3-1-2036	53,826	54,439
FNMA	2.63	9-6-2024	1,000,000	1,020,567
FNMA ±	2.65	2-1-2042	2,424,408	2,545,524
FNMA	3.00	10-1-2021	5,416,703	5,660,706
FNMA	3.00	8-1-2026	207,432	216,884
FNMA	3.00	9-1-2026	135,765	141,953
FNMA	3.00	11-1-2026	2,163,613	2,263,186
FNMA	3.00	11-1-2026	209,702	219,281
FNMA	3.00	2-1-2027	133,694	139,760
FNMA	3.00	2-1-2027	1,259,624	1,317,393
FNMA	3.00	4-1-2027	244,629	255,901
FNMA	3.00	5-1-2027	285,946	299,105
FNMA	3.00	6-1-2027	194,678	203,628
FNMA	3.00	7-1-2027	340,089	355,732
FNMA	3.00	7-1-2027	451,710	472,423
FNMA	3.00	8-1-2027	2,253,516	2,357,231
FNMA	3.00	8-1-2027	2,261,525	2,365,327
FNMA	3.00	8-1-2027	12,677,244	13,260,900
FNMA	3.00	9-1-2027	1,728,226	1,807,859
FNMA	3.00	9-1-2027	1,782,268	1,864,368
FNMA	3.00	9-1-2027	7,248,685	7,582,394
FNMA	3.00	9-1-2027	2,714,089	2,838,935
FNMA	3.00	10-1-2027	3,220,887	3,369,073
FNMA	3.00	8-1-2029	8,007,918	8,368,647
FNMA %%	3.00	6-16-2030	10,000,000	10,442,189
FNMA	3.00	9-1-2042	2,275,855	2,312,080
FNMA	3.00	9-1-2042	37,584	38,182
FNMA	3.00	9-1-2042	691,006	702,007
FNMA	3.00	9-1-2042	436,367	442,305
FNMA	3.00	10-1-2042	4,507,010	4,572,077
FNMA	3.00	10-1-2042	1,203,377	1,222,493
FNMA	3.00	10-1-2042	4,385,215	4,455,085
FNMA	3.00	11-1-2042	8,462,390	8,597,071
FNMA	3.00	12-1-2042	8,492,920	8,628,155
FNMA	3.00	1-1-2043	8,445,634	8,579,993
FNMA	3.00	2-1-2043	8,884,255	9,024,334
FNMA	3.00	3-1-2043	10,299,117	10,456,204
FNMA	3.00	4-1-2043	8,675,986	8,806,418
FNMA	3.00	5-1-2043	2,202,209	2,235,374
FNMA	3.00	5-1-2043	8,829,326	8,960,940
FNMA	3.00	6-1-2043	186,819	189,640
FNMA	3.00	6-1-2043	4,331,365	4,394,366
FNMA	3.00	7-1-2043	972,275	986,627
FNMA	3.00	7-1-2043	8,763,865	8,893,036
FNMA	3.00	8-1-2043	357,650	362,802

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	3.00%	8-1-2043	$890,872	$902,996
FNMA	3.00	8-1-2043	421,202	427,203
FNMA	3.00	12-1-2043	293,928	298,021
FNMA	3.00	4-1-2044	293,613	297,627
FNMA	3.00	7-1-2044	353,202	358,009
FNMA %%	3.00	6-11-2045	15,000,000	15,190,143
FNMA ±	3.01	3-1-2041	1,881,544	2,005,332
FNMA ±	3.05	3-1-2041	2,427,031	2,584,011
FNMA	3.40	9-27-2032	250,000	246,432
FNMA ±	3.46	10-1-2040	1,588,420	1,695,182
FNMA	3.50	11-1-2025	2,030,374	2,158,315
FNMA	3.50	12-1-2025	5,222,034	5,570,811
FNMA	3.50	12-1-2026	7,405,146	7,857,218
FNMA	3.50	1-1-2027	6,855,005	7,281,240
FNMA	3.50	10-1-2029	8,124,281	8,621,377
FNMA	3.50	1-1-2036	27,081	28,372
FNMA	3.50	10-1-2040	1,407,199	1,472,513
FNMA	3.50	12-1-2040	189,791	198,607
FNMA	3.50	1-1-2041	1,154,591	1,208,630
FNMA	3.50	1-1-2041	36,929	38,598
FNMA	3.50	1-1-2041	92,406	96,584
FNMA	3.50	1-1-2041	36,411	38,057
FNMA	3.50	1-1-2041	369,823	386,995
FNMA	3.50	2-1-2041	531,980	557,762
FNMA	3.50	2-1-2041	35,967	37,593
FNMA	3.50	2-1-2041	535,389	560,240
FNMA	3.50	2-1-2041	2,695,592	2,820,572
FNMA	3.50	9-1-2042	11,089,705	11,600,693
FNMA	3.50	9-1-2042	7,642,673	7,990,809
FNMA	3.50	10-1-2042	6,024,813	6,298,727
FNMA	3.50	12-1-2042	1,378,504	1,446,305
FNMA	3.50	4-1-2043	6,272,269	6,582,629
FNMA	3.50	5-1-2043	448,918	471,132
FNMA	3.50	5-1-2043	276,961	289,482
FNMA	3.50	6-1-2043	588,130	614,740
FNMA	3.50	7-1-2043	10,485,260	10,960,436
FNMA	3.50	7-1-2043	8,328,250	8,704,764
FNMA	3.50	8-1-2043	1,292,069	1,354,807
FNMA	3.50	9-1-2043	684,017	714,941
FNMA	3.50	9-1-2043	355,682	371,763
FNMA	3.50	1-1-2044	8,666,766	9,058,583
FNMA	3.50	1-1-2045	12,010,027	12,552,991
FNMA	3.50	1-1-2045	17,504,261	18,295,615
FNMA	3.50	5-1-2045	11,977,536	12,519,031
FNMA %%	3.50	6-11-2045	23,000,000	24,017,032
FNMA	4.00	4-1-2018	887	934
FNMA	4.00	7-1-2018	1,163,585	1,225,529
FNMA	4.00	7-1-2018	40,878	43,054
FNMA	4.00	7-1-2018	1,741	1,834
FNMA	4.00	7-1-2018	46,549	49,028
FNMA	4.00	8-1-2018	801,536	844,206
FNMA	4.00	8-1-2018	534,579	563,038
FNMA	4.00	8-1-2018	402,718	424,157
FNMA	4.00	8-1-2018	367,240	386,790
FNMA	4.00	9-1-2018	3,860	4,065
FNMA	4.00	9-1-2018	27,780	29,259
FNMA	4.00	2-1-2019	84,033	88,506
FNMA	4.00	4-1-2019	62,961	66,313
FNMA	4.00	4-1-2019	28,332	29,840
FNMA	4.00	5-1-2019	26,704	28,126
FNMA	4.00	7-1-2019	410,086	431,917
FNMA	4.00	12-1-2019	1,049,589	1,105,464
FNMA	4.00	5-1-2020	3,366,398	3,545,610
FNMA	4.00	5-1-2020	1,569,687	1,653,251
FNMA	4.00	6-1-2020	556	586
FNMA	4.00	10-1-2020	35,735	37,637
FNMA	4.00	1-1-2021	454,729	479,485
FNMA	4.00	5-1-2021	256,070	270,069
FNMA	4.00	6-1-2021	253,487	267,237

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.00%	2-1-2024	$8,580	$9,120
FNMA	4.00	3-1-2024	438,101	465,790
FNMA	4.00	4-1-2024	793,809	844,271
FNMA	4.00	5-1-2024	30,713	32,663
FNMA	4.00	6-1-2024	68,268	72,244
FNMA	4.00	6-1-2024	79,482	84,129
FNMA	4.00	6-1-2024	166,518	176,254
FNMA	4.00	6-1-2024	272,168	289,485
FNMA	4.00	9-1-2024	69,610	74,007
FNMA	4.00	10-1-2024	61,234	64,820
FNMA	4.00	2-1-2025	458,730	487,819
FNMA	4.00	3-1-2025	77,624	82,173
FNMA	4.00	3-1-2025	1,976,466	2,112,511
FNMA	4.00	7-1-2025	1,275,582	1,356,713
FNMA	4.00	1-1-2026	68,923	73,337
FNMA	4.00	5-1-2026	1,259,336	1,344,348
FNMA	4.00	7-1-2026	511,114	544,770
FNMA	4.00	2-1-2039	77,867	83,096
FNMA	4.00	2-1-2039	293,272	312,908
FNMA	4.00	3-1-2039	45,941	49,027
FNMA	4.00	8-1-2039	314,059	335,196
FNMA	4.00	8-1-2039	496,495	530,399
FNMA	4.00	8-1-2039	1,178,809	1,258,201
FNMA	4.00	8-1-2039	3,252,740	3,514,467
FNMA	4.00	11-1-2039	22,601	24,126
FNMA	4.00	1-1-2040	303,404	324,291
FNMA	4.00	1-1-2040	281,003	300,324
FNMA	4.00	3-1-2040	13,305	14,238
FNMA	4.00	3-1-2040	468,132	500,769
FNMA	4.00	4-1-2040	1,823,310	1,952,084
FNMA	4.00	8-1-2040	75,641	80,978
FNMA	4.00	8-1-2040	1,177,624	1,256,469
FNMA	4.00	8-1-2040	875,724	937,832
FNMA	4.00	8-1-2040	430,347	460,897
FNMA	4.00	9-1-2040	21,301	22,813
FNMA	4.00	9-1-2040	19,126	20,482
FNMA	4.00	9-1-2040	82,303	87,857
FNMA	4.00	10-1-2040	40,325	43,159
FNMA	4.00	10-1-2040	49,393	52,890
FNMA	4.00	10-1-2040	233,770	250,392
FNMA	4.00	10-1-2040	562,777	601,998
FNMA	4.00	11-1-2040	3,230,311	3,465,670
FNMA	4.00	11-1-2040	384,359	410,953
FNMA	4.00	11-1-2040	387,910	415,359
FNMA	4.00	11-1-2040	178,061	190,662
FNMA	4.00	11-1-2040	279,490	299,281
FNMA	4.00	11-1-2040	40,255	43,110
FNMA	4.00	11-1-2040	28,963	31,024
FNMA	4.00	11-1-2040	70,775	75,553
FNMA	4.00	12-1-2040	421,364	451,136
FNMA	4.00	12-1-2040	933,770	1,000,168
FNMA	4.00	12-1-2040	3,018,982	3,255,695
FNMA	4.00	12-1-2040	13,545	14,504
FNMA	4.00	12-1-2040	28,188	30,192
FNMA	4.00	12-1-2040	100,499	107,443
FNMA	4.00	12-1-2040	356,680	381,939
FNMA	4.00	12-1-2040	148,652	159,205
FNMA	4.00	12-1-2040	75,497	80,833
FNMA	4.00	1-1-2041	4,256,046	4,549,827
FNMA	4.00	1-1-2041	10,166	10,886
FNMA	4.00	1-1-2041	79,724	85,371
FNMA	4.00	2-1-2041	4,689,215	5,023,490
FNMA	4.00	2-1-2041	350,312	375,153
FNMA	4.00	2-1-2041	190,889	204,107
FNMA	4.00	3-1-2041	119,209	127,657
FNMA	4.00	3-1-2041	2,276,456	2,437,419
FNMA	4.00	4-1-2041	289,930	310,526
FNMA	4.00	5-1-2041	4,768,917	5,107,180

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.00%	7-1-2041	$23,909	$25,631
FNMA	4.00	7-1-2041	129,252	138,440
FNMA	4.00	8-1-2041	335,117	358,407
FNMA	4.00	8-1-2041	28,500	30,525
FNMA	4.00	10-1-2041	1,753,836	1,877,808
FNMA	4.00	10-1-2041	1,477,630	1,582,437
FNMA	4.00	10-1-2041	277,193	296,693
FNMA	4.00	10-1-2041	118,559	126,969
FNMA	4.00	11-1-2041	363,354	389,124
FNMA	4.00	11-1-2041	1,190,233	1,274,602
FNMA	4.00	12-1-2041	394,357	421,044
FNMA	4.00	12-1-2041	222,424	238,213
FNMA	4.00	12-1-2041	265,326	284,158
FNMA	4.00	1-1-2042	11,753	12,548
FNMA	4.00	1-1-2042	58,455	62,418
FNMA	4.00	2-1-2042	89,917	96,013
FNMA	4.00	2-1-2042	17,016	18,200
FNMA	4.00	2-1-2042	127,822	136,848
FNMA	4.00	2-1-2042	3,252,276	3,472,574
FNMA	4.00	4-1-2042	1,525,774	1,630,916
FNMA	4.00	7-1-2042	62,280	66,518
FNMA	4.00	10-1-2043	5,465,209	5,832,434
FNMA	4.00	10-1-2043	7,111,783	7,587,939
FNMA	4.00	12-1-2043	5,167,598	5,540,878
FNMA	4.00	7-1-2044	6,251,945	6,670,532
FNMA	4.00	9-1-2044	12,816,029	13,674,817
FNMA	4.00	10-1-2044	10,000,209	10,680,132
FNMA	4.00	10-1-2044	6,416,232	6,854,915
FNMA	4.00	3-1-2045	15,205,226	16,242,896
FNMA %%	4.00	6-11-2045	14,000,000	14,947,185
FNMA	4.50	3-1-2018	17,502	18,273
FNMA	4.50	4-1-2018	84,239	87,952
FNMA	4.50	12-1-2018	11,614	12,125
FNMA	4.50	5-1-2019	10,807	11,317
FNMA	4.50	1-1-2020	24,368	25,610
FNMA	4.50	8-1-2020	12,220	12,807
FNMA	4.50	10-1-2020	43,429	45,632
FNMA	4.50	10-1-2020	27,794	29,024
FNMA	4.50	12-1-2020	63,257	66,520
FNMA	4.50	1-1-2021	32,309	34,127
FNMA	4.50	3-1-2022	288,964	301,789
FNMA	4.50	3-1-2022	41,940	43,819
FNMA	4.50	5-1-2022	8,000	8,356
FNMA	4.50	11-1-2022	65,194	68,598
FNMA	4.50	2-1-2023	253,926	268,465
FNMA	4.50	3-1-2023	20,536	21,648
FNMA	4.50	3-1-2023	5,033	5,255
FNMA	4.50	3-1-2023	139,587	149,069
FNMA	4.50	5-1-2023	105,507	110,157
FNMA	4.50	5-1-2023	34,551	36,444
FNMA	4.50	5-1-2023	19,382	20,236
FNMA	4.50	5-1-2023	12,828	13,527
FNMA	4.50	6-1-2023	178,929	191,078
FNMA	4.50	12-1-2023	95,856	102,865
FNMA	4.50	3-1-2024	15,833	16,988
FNMA	4.50	5-1-2024	19,020	20,426
FNMA	4.50	5-1-2024	256,365	273,820
FNMA	4.50	7-1-2024	1,007,340	1,081,643
FNMA	4.50	8-1-2024	7,856	8,433
FNMA	4.50	8-1-2024	128,784	138,252
FNMA	4.50	8-1-2024	84,149	90,346
FNMA	4.50	1-1-2025	1,321,026	1,418,407
FNMA	4.50	3-1-2025	77,543	82,876
FNMA	4.50	3-1-2025	1,342,333	1,441,316
FNMA	4.50	4-1-2025	130,338	139,727
FNMA	4.50	4-1-2025	31,332	34,027
FNMA	4.50	10-1-2025	192,919	209,488
FNMA	4.50	2-1-2026	117,875	128,050
FNMA	4.50	2-1-2026	28,981	30,842

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.50%	4-1-2026	$559,689	$600,991
FNMA	4.50	5-1-2026	60,016	64,442
FNMA	4.50	6-1-2026	21,295	22,750
FNMA	4.50	4-1-2028	40,378	43,858
FNMA	4.50	4-1-2028	40,769	44,298
FNMA	4.50	4-1-2028	18,162	19,733
FNMA	4.50	3-1-2029	34,043	36,960
FNMA	4.50	5-1-2029	4,394,142	4,773,746
FNMA	4.50	10-1-2029	288,196	313,515
FNMA	4.50	9-1-2033	313,195	340,835
FNMA	4.50	4-1-2035	86,081	93,477
FNMA	4.50	5-1-2035	19,987	21,840
FNMA	4.50	7-1-2035	3,496	3,813
FNMA	4.50	8-1-2035	6,533	7,136
FNMA	4.50	9-1-2035	1,948,694	2,125,986
FNMA	4.50	9-1-2035	27,693	30,223
FNMA	4.50	9-1-2035	418,309	456,768
FNMA	4.50	10-1-2035	76,347	83,361
FNMA	4.50	3-1-2038	430,426	469,331
FNMA	4.50	2-1-2039	299,399	326,047
FNMA	4.50	2-1-2039	15,569	16,964
FNMA	4.50	2-1-2039	20,567	22,324
FNMA	4.50	2-1-2039	55,940	60,720
FNMA	4.50	3-1-2039	1,011,155	1,097,558
FNMA	4.50	3-1-2039	1,345,162	1,463,422
FNMA	4.50	4-1-2039	1,476,226	1,608,522
FNMA	4.50	4-1-2039	8,035	8,732
FNMA	4.50	4-1-2039	407,459	442,553
FNMA	4.50	4-1-2039	1,309,158	1,425,453
FNMA	4.50	5-1-2039	641,752	706,481
FNMA	4.50	5-1-2039	1,702,848	1,878,066
FNMA	4.50	6-1-2039	914,052	995,365
FNMA	4.50	9-1-2039	1,509,835	1,657,838
FNMA	4.50	12-1-2039	154,784	168,706
FNMA	4.50	2-1-2040	3,170,442	3,490,915
FNMA	4.50	2-1-2040	2,318,339	2,527,185
FNMA	4.50	3-1-2040	2,545,415	2,811,041
FNMA	4.50	5-1-2040	2,186,472	2,397,601
FNMA	4.50	5-1-2040	945,382	1,034,364
FNMA	4.50	6-1-2040	768,242	837,542
FNMA	4.50	8-1-2040	242,561	264,431
FNMA	4.50	8-1-2040	2,243,680	2,445,674
FNMA	4.50	9-1-2040	30,827	33,538
FNMA	4.50	10-1-2040	2,265,040	2,468,189
FNMA	4.50	10-1-2040	349,444	380,831
FNMA	4.50	11-1-2040	1,701,768	1,855,780
FNMA	4.50	2-1-2041	6,632,477	7,230,565
FNMA	4.50	2-1-2041	4,934,712	5,374,477
FNMA	4.50	4-1-2041	1,461,238	1,592,666
FNMA	4.50	5-1-2041	8,221,754	8,963,896
FNMA	4.50	5-1-2041	7,900	8,588
FNMA	4.50	1-1-2042	7,113,768	7,747,926
FNMA	4.50	9-1-2043	4,991,763	5,430,963
FNMA	4.88	12-15-2016	950,000	1,012,985
FNMA	5.00	8-1-2015	9,054	9,500
FNMA	5.00	11-1-2015	24,620	25,834
FNMA	5.00	2-13-2017	500,000	536,721
FNMA	5.00	5-11-2017	1,200,000	1,299,896
FNMA	5.00	12-1-2017	230,568	241,932
FNMA	5.00	6-1-2018	163,078	171,115
FNMA	5.00	10-1-2018	109,640	115,044
FNMA	5.00	11-1-2018	37,091	38,919
FNMA	5.00	6-1-2019	88,102	93,159
FNMA	5.00	9-1-2019	229,499	241,964
FNMA	5.00	10-1-2019	131,353	138,882
FNMA	5.00	11-1-2019	119,813	125,718
FNMA	5.00	6-1-2020	57,266	60,284
FNMA	5.00	5-1-2023	66,649	71,090

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	5.00%	5-1-2023	$412,892	$440,445
FNMA	5.00	6-1-2023	56,500	60,241
FNMA	5.00	6-1-2023	190,179	203,021
FNMA	5.00	9-1-2024	104,215	115,770
FNMA	5.00	3-1-2025	1,134,047	1,235,234
FNMA	5.00	4-1-2034	181,807	203,286
FNMA	5.00	4-1-2034	544,581	607,657
FNMA	5.00	4-1-2035	1,664,256	1,854,689
FNMA	5.00	6-1-2035	540,885	602,080
FNMA	5.00	7-1-2035	37,254	41,458
FNMA	5.00	7-1-2035	28,384	31,609
FNMA	5.00	7-1-2035	53,652	59,732
FNMA	5.00	8-1-2035	69,594	77,467
FNMA	5.00	10-1-2035	2,120,143	2,360,460
FNMA	5.00	11-1-2035	515,207	572,454
FNMA	5.00	2-1-2036	2,574,887	2,867,033
FNMA	5.00	7-1-2036	46,238	51,436
FNMA	5.00	11-1-2036	216,592	240,605
FNMA	5.00	11-1-2036	186,192	207,171
FNMA	5.00	5-1-2037	51,726	57,461
FNMA	5.00	5-1-2037	54,106	60,105
FNMA	5.00	5-1-2037	164,469	182,704
FNMA	5.00	6-1-2037	48,487	53,863
FNMA	5.00	8-1-2037	367,427	408,164
FNMA	5.00	2-1-2038	1,329,662	1,480,073
FNMA	5.00	3-1-2038	738,119	819,954
FNMA	5.00	4-1-2038	49,392	54,868
FNMA	5.00	5-1-2038	243,580	270,586
FNMA	5.00	5-1-2038	144,225	160,215
FNMA	5.00	5-1-2038	96,455	107,150
FNMA	5.00	7-1-2038	5,999	6,664
FNMA	5.00	7-1-2038	7,858	8,729
FNMA	5.00	11-1-2038	201,914	224,301
FNMA	5.00	11-1-2038	101,258	112,485
FNMA	5.00	11-1-2038	6,646	7,383
FNMA	5.00	4-1-2039	251,894	279,843
FNMA	5.00	4-1-2039	320,717	356,275
FNMA	5.00	6-1-2039	562,213	624,545
FNMA	5.00	7-1-2039	406,840	451,946
FNMA	5.00	8-1-2039	4,141,869	4,604,153
FNMA	5.00	10-1-2039	722,457	802,556
FNMA	5.00	7-1-2040	6,169,683	6,909,480
FNMA	5.00	9-1-2040	3,841,221	4,272,200
FNMA	5.00	4-1-2041	2,479,335	2,757,851
FNMA	5.00	8-1-2041	313,755	348,970
FNMA	5.38	7-15-2016	1,000,000	1,055,025
FNMA	5.38	6-12-2017	1,500,000	1,641,030
FNMA	5.45	10-18-2021	200,000	213,231
FNMA	5.50	2-1-2016	1,896	2,000
FNMA	5.50	6-1-2016	42,993	45,337
FNMA	5.50	8-1-2016	10,485	11,057
FNMA	5.50	11-1-2016	75,002	79,091
FNMA	5.50	11-1-2016	3,327	3,508
FNMA	5.50	1-1-2017	48,063	50,683
FNMA	5.50	2-1-2017	18,339	19,339
FNMA	5.50	2-1-2017	1,321	1,393
FNMA	5.50	4-1-2017	43,847	46,237
FNMA	5.50	6-1-2017	82,982	87,506
FNMA	5.50	7-1-2017	92,876	97,939
FNMA	5.50	8-1-2017	23,573	24,858
FNMA	5.50	10-1-2017	89,469	94,346
FNMA	5.50	3-1-2018	32,992	34,791
FNMA	5.50	4-1-2018	40,011	42,192
FNMA	5.50	12-1-2018	436,893	460,708
FNMA	5.50	5-1-2021	169,980	181,137
FNMA	5.50	12-1-2021	20,134	21,231
FNMA	5.50	5-1-2023	160,305	176,566
FNMA	5.50	2-1-2024	17,204	19,024
FNMA	5.50	6-1-2024	151,438	166,504

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	5.50%	8-1-2025	$85,865	$97,987
FNMA	5.50	7-1-2033	137,455	156,142
FNMA	5.50	9-1-2033	324,729	368,796
FNMA	5.50	11-1-2033	156,961	178,305
FNMA	5.50	7-1-2034	172,439	195,764
FNMA	5.50	9-1-2034	68,223	77,500
FNMA	5.50	10-1-2034	52,850	59,952
FNMA	5.50	12-1-2034	298,310	338,293
FNMA	5.50	1-1-2035	289,109	328,401
FNMA	5.50	1-1-2035	1,847,008	2,098,409
FNMA	5.50	6-1-2035	382,030	433,353
FNMA	5.50	8-1-2035	40,841	46,355
FNMA	5.50	8-1-2035	251,814	285,368
FNMA	5.50	8-1-2035	504,761	571,360
FNMA	5.50	9-1-2035	397,195	454,309
FNMA	5.50	12-1-2035	501,174	567,748
FNMA	5.50	12-1-2035	545,710	618,155
FNMA	5.50	1-1-2036	1,286,269	1,457,015
FNMA	5.50	2-1-2036	280,909	318,203
FNMA	5.50	4-1-2036	837,826	946,738
FNMA	5.50	4-1-2036	1,981,339	2,239,011
FNMA	5.50	4-1-2036	356,828	404,588
FNMA	5.50	9-1-2036	25,645	28,978
FNMA	5.50	2-1-2037	205,127	236,357
FNMA	5.50	3-1-2037	63,744	72,075
FNMA	5.50	5-1-2037	103,931	117,712
FNMA	5.50	6-1-2037	209,111	239,131
FNMA	5.50	7-1-2037	71,485	80,778
FNMA	5.50	7-1-2037	21,964	24,819
FNMA	5.50	2-1-2038	72,459	81,879
FNMA	5.50	2-1-2038	85,248	96,329
FNMA	5.50	2-1-2038	571,476	645,765
FNMA	5.50	3-1-2038	19,218	21,716
FNMA	5.50	4-1-2038	723,971	818,083
FNMA	5.50	5-1-2038	63,110	71,313
FNMA	5.50	5-1-2038	962,311	1,088,143
FNMA	5.50	5-1-2038	434,873	491,467
FNMA	5.50	6-1-2038	2,260,281	2,554,242
FNMA	5.50	6-1-2038	180,962	204,486
FNMA	5.50	7-1-2038	977,505	1,104,609
FNMA	5.50	7-1-2038	10,861	12,273
FNMA	5.50	8-1-2038	48,292	54,700
FNMA	5.50	9-1-2038	248,825	281,183
FNMA	5.50	11-1-2038	528,051	596,694
FNMA	5.50	11-1-2038	561,718	634,738
FNMA	5.50	1-1-2039	388,301	438,778
FNMA	5.50	2-1-2039	1,958,003	2,219,792
FNMA	5.50	5-1-2039	352,070	397,984
FNMA	5.50	6-1-2039	816,044	922,323
FNMA	5.50	12-1-2039	8,758	9,898
FNMA	5.50	6-1-2040	14,628	16,566
FNMA	5.50	9-1-2040	165,552	187,073
FNMA	5.50	2-1-2041	223,721	252,804
FNMA	5.63	7-15-2037	150,000	205,057
FNMA	6.00	7-1-2016	2,905	2,962
FNMA	6.00	9-1-2016	1,535	1,570
FNMA	6.00	11-1-2017	117,866	123,075
FNMA	6.00	11-1-2017	277	278
FNMA	6.00	1-1-2018	427	426
FNMA	6.00	1-1-2018	36,734	38,499
FNMA	6.00	5-1-2021	114,370	123,665
FNMA	6.00	5-1-2021	121,895	133,732
FNMA	6.00	9-1-2021	62,496	68,599
FNMA	6.00	8-1-2022	40,195	43,834
FNMA	6.00	10-1-2022	99,777	110,628
FNMA	6.00	9-1-2024	8,687	9,385
FNMA	6.00	11-1-2033	27,131	30,964
FNMA	6.00	8-1-2034	117,064	134,675

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	6.00%	9-1-2034	$84,141	$96,742
FNMA	6.00	10-1-2034	142,889	164,409
FNMA	6.00	11-1-2034	136,728	157,287
FNMA	6.00	3-1-2035	47,268	54,296
FNMA	6.00	1-1-2036	357,861	411,344
FNMA	6.00	3-1-2036	30,162	34,412
FNMA	6.00	4-18-2036	500,000	524,015
FNMA	6.00	9-1-2036	3,077	3,523
FNMA	6.00	9-1-2036	123,152	140,926
FNMA	6.00	9-1-2036	68,716	78,594
FNMA	6.00	11-1-2036	1,012,783	1,156,925
FNMA	6.00	1-1-2037	481,893	550,865
FNMA	6.00	2-1-2037	2,355	2,695
FNMA	6.00	2-1-2037	1,406,626	1,607,098
FNMA	6.00	3-1-2037	208,069	237,877
FNMA	6.00	4-1-2037	11,434	13,049
FNMA	6.00	5-1-2037	511,955	585,855
FNMA	6.00	5-1-2037	5,008	5,725
FNMA	6.00	6-1-2037	6,965	7,947
FNMA	6.00	7-1-2037	702,502	801,871
FNMA	6.00	8-1-2037	3,744	4,276
FNMA	6.00	8-1-2037	526,137	600,772
FNMA	6.00	8-1-2037	143,473	164,159
FNMA	6.00	8-1-2037	23,784	27,136
FNMA	6.00	9-1-2037	57,286	65,505
FNMA	6.00	9-1-2037	42,399	48,491
FNMA	6.00	9-1-2037	38,269	43,661
FNMA	6.00	9-1-2037	4,133	4,725
FNMA	6.00	9-1-2037	36,664	41,952
FNMA	6.00	9-1-2037	367,136	420,138
FNMA	6.00	9-1-2037	28,469	32,537
FNMA	6.00	9-1-2037	51,498	58,844
FNMA	6.00	9-1-2037	64,949	74,283
FNMA	6.00	10-1-2037	825,217	941,697
FNMA	6.00	10-1-2037	2,908	3,318
FNMA	6.00	10-1-2037	476,689	544,143
FNMA	6.00	10-1-2037	117,742	134,334
FNMA	6.00	10-1-2037	28,609	32,684
FNMA	6.00	10-1-2037	1,876	2,147
FNMA	6.00	10-1-2037	99,028	113,316
FNMA	6.00	11-1-2037	31,298	35,737
FNMA	6.00	11-1-2037	4,150	4,735
FNMA	6.00	11-1-2037	6,021	6,877
FNMA	6.00	11-1-2037	19,147	21,845
FNMA	6.00	11-1-2037	16,599	18,980
FNMA	6.00	12-1-2037	21,189	24,175
FNMA	6.00	1-1-2038	37,972	43,402
FNMA	6.00	1-1-2038	24,100	27,566
FNMA	6.00	1-1-2038	299,869	342,412
FNMA	6.00	2-1-2038	1,038	1,184
FNMA	6.00	2-1-2038	30,205	34,461
FNMA	6.00	2-1-2038	126,243	144,366
FNMA	6.00	2-1-2038	90,870	103,968
FNMA	6.00	6-1-2038	29,587	33,757
FNMA	6.00	7-1-2038	6,498	7,429
FNMA	6.00	7-1-2038	199,691	227,831
FNMA	6.00	7-1-2038	59,309	67,857
FNMA	6.00	7-1-2038	151,003	172,472
FNMA	6.00	8-1-2038	37,914	43,257
FNMA	6.00	8-1-2038	1,100	1,255
FNMA	6.00	8-1-2038	56,588	64,607
FNMA	6.00	8-1-2038	16,950	19,380
FNMA	6.00	8-1-2038	6,515	7,433
FNMA	6.00	8-1-2038	48,482	55,314
FNMA	6.00	9-1-2038	49,872	56,940
FNMA	6.00	9-1-2038	6,836	7,852
FNMA	6.00	9-1-2038	3,806	4,345
FNMA	6.00	9-1-2038	10,211	11,741
FNMA	6.00	9-1-2038	26,730	30,497

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	6.00%	9-1-2038	$48,331	$55,239
FNMA	6.00	9-1-2038	2,485	2,836
FNMA	6.00	9-1-2038	96,387	110,104
FNMA	6.00	9-1-2038	38,873	44,350
FNMA	6.00	9-1-2038	38,190	43,572
FNMA	6.00	9-1-2038	39,002	45,298
FNMA	6.00	9-1-2038	27,154	31,057
FNMA	6.00	9-1-2038	14,682	16,751
FNMA	6.00	10-1-2038	59,527	67,916
FNMA	6.00	10-1-2038	18,473	21,076
FNMA	6.00	10-1-2038	11,750	13,406
FNMA	6.00	11-1-2038	32,030	36,544
FNMA	6.00	11-1-2038	5,205	5,939
FNMA	6.00	11-1-2038	41,498	47,380
FNMA	6.00	11-1-2038	246,546	281,290
FNMA	6.00	11-1-2038	16,918	19,302
FNMA	6.00	11-1-2038	30,704	35,031
FNMA	6.00	12-1-2038	45,107	51,463
FNMA	6.00	12-1-2038	26,887	30,676
FNMA	6.00	12-1-2038	51,523	58,783
FNMA	6.00	1-1-2039	15,174	17,312
FNMA	6.00	1-1-2039	59,599	67,998
FNMA	6.00	2-1-2039	50,950	58,146
FNMA	6.00	3-1-2039	8,128	9,301
FNMA	6.00	9-1-2039	127,823	146,193
FNMA	6.00	9-1-2039	2,020	2,310
FNMA	6.00	10-1-2039	2,232,912	2,555,137
FNMA	6.00	4-1-2040	2,666,728	3,053,109
FNMA	6.00	6-1-2040	14,757	16,889
FNMA	6.21	8-6-2038	200,000	292,640
FNMA	6.25	5-15-2029	500,000	697,421
FNMA	6.50	6-1-2036	44,550	51,290
FNMA	6.50	7-1-2036	139,011	160,043
FNMA	6.50	9-1-2036	84,371	101,160
FNMA	6.50	9-1-2036	6,291	7,243
FNMA	6.50	12-1-2036	358,247	412,449
FNMA	6.50	3-1-2037	16,394	18,875
FNMA	6.50	4-1-2037	13,230	15,232
FNMA	6.50	5-1-2037	55,096	63,432
FNMA	6.50	5-1-2037	1,486	1,711
FNMA	6.50	6-1-2037	89,473	103,010
FNMA	6.50	6-1-2037	116,768	134,435
FNMA	6.50	8-1-2037	29,024	33,415
FNMA	6.50	9-1-2037	574,661	691,924
FNMA	6.50	9-1-2037	3,268	3,894
FNMA	6.50	9-1-2037	444,865	514,517
FNMA	6.50	10-1-2037	49,775	57,517
FNMA	6.50	10-1-2037	910,363	1,069,062
FNMA	6.50	10-1-2037	2,950	3,447
FNMA	6.50	10-1-2037	158,140	190,900
FNMA	6.50	11-1-2037	180,789	215,684
FNMA	6.50	11-1-2037	12,234	14,085
FNMA	6.50	11-1-2037	64,226	77,459
FNMA	6.50	1-1-2038	33,352	38,399
FNMA	6.50	1-1-2038	146,478	168,640
FNMA	6.50	3-1-2038	9,172	11,044
FNMA	6.50	7-1-2038	12,685	14,604
FNMA	6.50	9-1-2038	10,385	11,956
FNMA	6.50	9-1-2038	6,379	7,344
FNMA	6.50	9-1-2038	113,993	131,240
FNMA	6.50	10-1-2038	50,303	57,947
FNMA	6.50	1-1-2039	501,647	577,546
FNMA	6.50	2-1-2039	54,606	62,868
FNMA	6.50	6-1-2039	34,320	39,513
FNMA	6.50	10-1-2039	376,495	433,459
FNMA	6.50	10-1-2039	969,417	1,116,089
FNMA	6.50	5-1-2040	282,079	324,758
FNMA	6.63	11-15-2030	1,300,000	1,898,473

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	7.00%	8-1-2037	$26,278	$30,913
FNMA	7.13	1-15-2030	500,000	756,754
FNMA	7.25	5-15-2030	1,300,000	1,975,994
GNMA	3.00	9-15-2042	3,617,242	3,714,857
GNMA	3.00	9-15-2042	285,447	293,150
GNMA	3.00	9-20-2042	7,759,747	7,981,750
GNMA	3.00	11-15-2042	7,843,604	8,055,273
GNMA	3.00	11-20-2042	3,926,376	4,038,709
GNMA	3.00	12-20-2042	1,669,203	1,716,958
GNMA	3.00	1-20-2043	8,031,130	8,260,900
GNMA	3.00	2-20-2043	8,750,930	9,018,111
GNMA	3.00	3-15-2043	1,531,714	1,573,051
GNMA	3.00	3-15-2043	1,445,959	1,481,106
GNMA	3.00	3-20-2043	6,160,300	6,336,547
GNMA	3.00	3-20-2043	2,579,538	2,658,249
GNMA	3.00	4-20-2043	1,656,396	1,703,786
GNMA	3.00	6-15-2043	711,251	730,446
GNMA	3.00	8-20-2043	4,410,901	4,537,105
GNMA	3.00	9-15-2043	308,855	317,152
GNMA %%	3.00	6-18-2045	22,500,000	23,048,440
GNMA	3.50	12-15-2040	535,271	566,428
GNMA	3.50	1-15-2041	451,717	474,054
GNMA	3.50	10-15-2041	2,479,053	2,600,374
GNMA	3.50	2-15-2042	6,083,659	6,381,707
GNMA	3.50	3-20-2042	1,842,946	1,937,852
GNMA	3.50	4-20-2042	1,242,235	1,306,207
GNMA	3.50	5-15-2042	2,712,229	2,844,961
GNMA	3.50	5-15-2042	1,672,898	1,754,767
GNMA	3.50	6-15-2042	8,817,185	9,248,683
GNMA	3.50	6-20-2042	2,005,805	2,110,958
GNMA	3.50	7-15-2042	3,141,843	3,295,599
GNMA	3.50	10-20-2042	3,533,468	3,715,440
GNMA	3.50	3-20-2043	4,473,640	4,716,424
GNMA	3.50	4-15-2043	3,859,762	4,048,652
GNMA	3.50	4-20-2043	15,973,462	16,796,130
GNMA	3.50	10-20-2043	4,062,123	4,271,027
GNMA	3.50	1-20-2044	4,012,738	4,219,103
GNMA	3.50	5-20-2044	4,035,098	4,242,612
GNMA	3.50	10-20-2044	14,116,355	14,843,511
GNMA	3.50	12-20-2044	8,615,922	9,059,748
GNMA %%	3.50	6-18-2045	27,500,000	28,862,939
GNMA	4.00	6-15-2039	286,683	307,858
GNMA	4.00	7-15-2039	113,027	121,376
GNMA	4.00	7-15-2039	472,298	507,184
GNMA	4.00	8-15-2040	3,490,531	3,748,356
GNMA	4.00	9-15-2040	5,848,902	6,285,977
GNMA	4.00	10-15-2040	1,828,435	1,983,633
GNMA	4.00	12-15-2040	3,146,403	3,440,360
GNMA	4.00	1-15-2041	1,248,502	1,364,874
GNMA	4.00	1-15-2041	3,102,897	3,391,461
GNMA	4.00	7-15-2041	1,000,389	1,074,422
GNMA	4.00	10-20-2041	1,651,101	1,769,125
GNMA	4.00	11-20-2041	4,582,035	4,909,565
GNMA	4.00	2-20-2042	1,100,188	1,176,072
GNMA	4.00	4-20-2042	4,770,244	5,111,243
GNMA	4.00	5-20-2042	3,692,769	3,947,477
GNMA	4.00	3-20-2043	1,284,571	1,376,400
GNMA	4.00	8-20-2043	6,199,797	6,604,140
GNMA	4.00	3-20-2044	6,918,737	7,369,996
GNMA	4.00	5-20-2044	6,771,422	7,213,079
GNMA	4.00	6-20-2044	5,863,695	6,246,150
GNMA	4.00	8-20-2044	7,767,241	8,273,860
GNMA	4.00	10-20-2044	1,770,676	1,887,282
GNMA %%	4.00	6-18-2045	10,000,000	10,646,484
GNMA	4.50	3-15-2037	62,632	68,651
GNMA	4.50	3-15-2038	39,464	43,221
GNMA	4.50	3-15-2039	8,153,169	8,938,270
GNMA	4.50	3-15-2039	454,795	502,208
GNMA	4.50	4-15-2039	518,898	568,946

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	4.50%	5-15-2039	$899,244	$993,998
GNMA	4.50	6-15-2039	602,326	660,513
GNMA	4.50	6-15-2039	281,050	307,805
GNMA	4.50	7-15-2039	633,807	694,938
GNMA	4.50	7-15-2039	1,087,919	1,191,485
GNMA	4.50	9-15-2039	588,103	644,735
GNMA	4.50	9-15-2039	1,924,822	2,110,760
GNMA	4.50	10-15-2039	953,436	1,045,397
GNMA	4.50	12-15-2039	985,885	1,089,672
GNMA	4.50	1-15-2040	1,182,673	1,298,885
GNMA	4.50	4-15-2040	122,683	134,362
GNMA	4.50	5-15-2040	2,571,245	2,827,053
GNMA	4.50	5-15-2040	36,813	40,364
GNMA	4.50	5-15-2040	2,120,816	2,384,717
GNMA	4.50	6-15-2040	511,620	562,100
GNMA	4.50	6-15-2040	116,908	128,443
GNMA	4.50	6-15-2040	1,292,015	1,427,710
GNMA	4.50	7-15-2040	2,996,092	3,282,557
GNMA	4.50	9-15-2040	454,402	499,383
GNMA	4.50	9-15-2040	100,255	109,799
GNMA	4.50	9-15-2040	355,445	389,963
GNMA	4.50	10-15-2040	29,055	31,821
GNMA	4.50	11-15-2040	2,044,431	2,247,108
GNMA	4.50	11-15-2040	30,288	33,183
GNMA	4.50	12-15-2040	101,444	111,125
GNMA	4.50	2-15-2041	1,316,468	1,454,550
GNMA	4.50	3-15-2041	51,041	55,900
GNMA	4.50	3-15-2041	101,016	111,501
GNMA	4.50	4-15-2041	170,918	187,837
GNMA	4.50	4-15-2041	1,362,512	1,497,222
GNMA	4.50	4-15-2041	296,189	327,371
GNMA	4.50	5-15-2041	29,240	32,076
GNMA	4.50	6-15-2041	1,005,434	1,104,359
GNMA	4.50	6-15-2041	1,896,879	2,085,988
GNMA	4.50	6-15-2041	137,361	150,438
GNMA	4.50	6-15-2041	196,044	215,103
GNMA	4.50	7-15-2041	146,165	160,146
GNMA	4.50	7-15-2041	2,368,488	2,603,304
GNMA	4.50	7-20-2041	1,390,543	1,526,388
GNMA	4.50	10-15-2041	215,909	237,126
GNMA	4.50	10-15-2041	91,594	100,313
GNMA	4.50	10-15-2041	71,222	78,002
GNMA	4.50	11-20-2041	1,238,573	1,359,574
GNMA	4.50	12-20-2043	5,299,738	5,741,491
GNMA	4.50	1-20-2044	3,240,952	3,511,143
GNMA	4.50	4-20-2044	3,760,819	4,074,014
GNMA	5.00	3-15-2035	401,547	449,079
GNMA	5.00	5-15-2038	1,618,917	1,811,519
GNMA	5.00	8-15-2038	1,107,757	1,239,419
GNMA	5.00	8-15-2038	191,242	213,884
GNMA	5.00	8-15-2038	9,420	10,531
GNMA	5.00	12-15-2038	477,439	534,209
GNMA	5.00	3-15-2039	627,508	702,202
GNMA	5.00	3-15-2039	88,311	98,868
GNMA	5.00	3-15-2039	1,182,133	1,320,866
GNMA	5.00	5-15-2039	275,725	308,376
GNMA	5.00	6-15-2039	2,087,453	2,336,385
GNMA	5.00	7-15-2039	39,934	44,681
GNMA	5.00	9-15-2039	4,785,112	5,433,075
GNMA	5.00	11-15-2039	1,277,516	1,451,598
GNMA	5.00	1-15-2040	2,060,109	2,340,622
GNMA	5.00	2-15-2040	1,234,269	1,402,804
GNMA	5.00	3-15-2040	3,947,185	4,419,874
GNMA	5.00	5-15-2040	1,412,640	1,579,922
GNMA	5.00	7-15-2040	1,268,823	1,419,086
GNMA	5.00	7-15-2040	4,087	4,571
GNMA	5.00	12-15-2040	970,847	1,086,260
GNMA	5.00	9-15-2041	133,021	148,433

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	5.00%	10-15-2041	$333,574	$372,221
GNMA	5.00	5-20-2042	1,808,015	2,015,089
GNMA	5.50	9-15-2034	189,974	220,898
GNMA	5.50	11-15-2035	271,409	309,891
GNMA	5.50	12-15-2035	251,303	284,852
GNMA	5.50	2-15-2036	119,886	137,100
GNMA	5.50	3-15-2036	251,862	288,566
GNMA	5.50	5-15-2036	4,308	4,922
GNMA	5.50	5-15-2036	44,771	51,452
GNMA	5.50	2-15-2037	91,485	104,524
GNMA	5.50	6-15-2037	4,358	4,940
GNMA	5.50	8-15-2037	79,328	90,049
GNMA	5.50	2-15-2038	220,517	250,334
GNMA	5.50	2-15-2038	459,662	524,998
GNMA	5.50	3-15-2038	11,205	12,701
GNMA	5.50	3-15-2038	56,390	63,919
GNMA	5.50	4-15-2038	147,725	167,599
GNMA	5.50	5-15-2038	110,455	125,201
GNMA	5.50	5-15-2038	278,052	315,609
GNMA	5.50	6-15-2038	42,015	47,624
GNMA	5.50	6-15-2038	138,535	157,029
GNMA	5.50	6-15-2038	18,276	20,745
GNMA	5.50	7-15-2038	385,250	436,840
GNMA	5.50	8-15-2038	1,863,776	2,145,718
GNMA	5.50	8-15-2038	229,184	259,780
GNMA	5.50	8-15-2038	26,773	30,348
GNMA	5.50	9-15-2038	1,074,693	1,218,198
GNMA	5.50	9-15-2038	71,936	82,079
GNMA	5.50	9-15-2038	68,896	78,094
GNMA	5.50	10-15-2038	498,127	564,999
GNMA	5.50	10-15-2038	57,041	64,656
GNMA	5.50	11-15-2038	34,214	38,782
GNMA	5.50	11-15-2038	81,453	92,327
GNMA	5.50	11-15-2038	240,397	272,490
GNMA	5.50	11-15-2038	242,131	274,644
GNMA	5.50	12-15-2038	48,051	54,466
GNMA	5.50	12-15-2038	258,982	293,556
GNMA	5.50	12-15-2038	294,531	333,851
GNMA	5.50	1-15-2039	52,676	59,708
GNMA	5.50	1-15-2039	92,062	104,352
GNMA	5.50	7-15-2039	154,316	174,917
GNMA	5.50	7-15-2039	15,616	17,700
GNMA	5.50	8-15-2039	74,102	83,995
GNMA	5.50	10-15-2039	1,061,144	1,202,807
GNMA	5.50	2-15-2040	32,411	36,738
GNMA	5.50	2-15-2040	37,928	43,006
GNMA	5.50	3-15-2040	59,447	67,384
GNMA	5.50	3-15-2040	186,292	211,219
GNMA	5.50	3-15-2040	59,466	67,404
GNMA	5.50	3-15-2040	492,351	558,080
GNMA	5.50	7-15-2040	18,722	21,240
GNMA	5.50	12-15-2040	80,018	90,701
GNMA	5.50	2-15-2041	62,013	70,292
GNMA	5.50	4-15-2041	199,886	226,571
GNMA	6.00	12-15-2031	21,115	24,023
GNMA	6.00	6-15-2036	226,156	259,631
GNMA	6.00	8-15-2036	5,009	5,867
GNMA	6.00	1-15-2037	675,921	791,523
GNMA	6.00	5-15-2037	5,838	6,740
GNMA	6.00	5-15-2037	4,634	5,271
GNMA	6.00	5-15-2037	203,945	238,625
GNMA	6.00	6-15-2037	19,898	23,286
GNMA	6.00	6-15-2037	55,951	64,108
GNMA	6.00	7-15-2037	42,237	48,008
GNMA	6.00	8-15-2037	6,358	7,285
GNMA	6.00	8-15-2037	82,189	95,384
GNMA	6.00	8-15-2037	253,323	290,536
GNMA	6.00	1-15-2038	3,279	3,758
GNMA	6.00	1-15-2038	280,468	321,372

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	6.00%	2-15-2038	$6,531	$7,484
GNMA	6.00	7-15-2038	403,354	462,177
GNMA	6.00	8-15-2038	500,980	574,856
GNMA	6.00	8-15-2038	202,122	232,050
GNMA	6.00	8-15-2038	151,788	174,089
GNMA	6.00	9-15-2038	426,434	488,633
GNMA	6.00	9-15-2038	3,544	4,060
GNMA	6.00	9-15-2038	2,674	3,070
GNMA	6.00	9-15-2038	2,771	3,179
GNMA	6.00	9-15-2038	192,347	220,458
GNMA	6.00	10-15-2038	331,992	381,134
GNMA	6.00	10-15-2038	43,850	50,268
GNMA	6.00	10-15-2038	50,505	57,394
GNMA	6.00	10-15-2038	107,321	122,968
GNMA	6.00	10-15-2038	200,604	229,984
GNMA	6.00	10-15-2038	15,531	17,833
GNMA	6.00	10-15-2038	52,612	59,889
GNMA	6.00	11-15-2038	82,417	93,825
GNMA	6.00	11-15-2038	91,908	104,629
GNMA	6.00	12-15-2038	4,893	5,613
GNMA	6.00	12-15-2038	316,918	371,241
GNMA	6.00	1-15-2039	4,185	4,795
GNMA	6.00	1-15-2039	118,192	134,568
GNMA	6.00	2-15-2039	3,365	3,858
GNMA	6.00	2-15-2039	380,355	447,216
GNMA	6.00	6-15-2039	14,497	16,493
GNMA	6.00	8-15-2039	7,068	8,026
GNMA	6.00	8-15-2039	27,763	31,578
GNMA	6.00	10-15-2039	31,671	36,892
GNMA	6.00	11-15-2039	2,750	3,151
GNMA	6.00	12-15-2039	315,325	361,312
GNMA	6.00	3-15-2040	6,952	7,905
GNMA	6.00	12-15-2040	243,152	278,610
GNMA	6.00	6-15-2041	863,972	989,961
GNMA	6.00	6-15-2041	125,541	143,961
GNMA	6.00	6-15-2041	629,796	721,953
GNMA	6.50	11-15-2023	635	725
GNMA	6.50	12-15-2023	536	613
GNMA	6.50	10-15-2031	121,215	141,728
GNMA	6.50	3-15-2034	204,277	234,427
GNMA	6.50	9-15-2036	43,862	50,129
GNMA	6.50	10-15-2036	55,407	63,324
GNMA	6.50	2-15-2037	27,989	32,062
GNMA	6.50	12-15-2037	70,750	83,675
GNMA	6.50	1-15-2038	82,948	94,799
GNMA	6.50	4-15-2038	24,069	27,507
GNMA	6.50	5-15-2038	62,104	71,019
GNMA	6.50	5-15-2038	6,267	7,162
GNMA	6.50	8-15-2038	2,418	2,763
GNMA	6.50	8-15-2038	42,513	48,587
GNMA	6.50	8-15-2038	77,694	90,358
GNMA	6.50	9-15-2038	83,956	95,951
GNMA	6.50	9-15-2038	214,465	257,591
GNMA	6.50	10-15-2038	57,361	65,556
GNMA	6.50	10-15-2038	101,874	117,200
GNMA	6.50	10-15-2038	1,004,828	1,221,298
GNMA	6.50	11-15-2038	28,864	32,988
GNMA	6.50	11-15-2038	2,081	2,378
GNMA	6.50	12-15-2038	92,021	105,370
GNMA	6.50	2-15-2039	2,567	2,974
GNMA	6.50	5-15-2040	137,932	157,639
GNMA	6.50	7-15-2040	126,419	144,480
GNMA	6.50	7-15-2040	562,143	665,919
GNMA	7.00	3-15-2037	17,165	18,926
TVA	3.50	12-15-2042	150,000	145,637
TVA	3.88	2-15-2021	1,320,000	1,467,662
TVA	4.50	4-1-2018	200,000	219,231
TVA	4.65	6-15-2035	200,000	229,921

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
TVA	4.88%	1-15-2048	$200,000	$234,786
TVA	5.25	9-15-2039	1,500,000	1,880,160
TVA	5.50	7-18-2017	650,000	714,006
TVA	5.88	4-1-2036	300,000	398,961
TVA	6.15	1-15-2038	400,000	560,417

Total Agency Securities (Cost $1,669,959,495)				1,713,449,954

Corporate Bonds and Notes : 20.86%

Consumer Discretionary : 1.87%

Auto Components : 0.05%
BorgWarner Incorporated	4.63	9-15-2020	100,000	110,660
Delphi Corporation	4.15	3-15-2024	1,000,000	1,051,886
Johnson Controls Incorporated	3.75	12-1-2021	500,000	525,273
Johnson Controls Incorporated	4.25	3-1-2021	120,000	129,298
Johnson Controls Incorporated	4.63	7-2-2044	850,000	853,509
Johnson Controls Incorporated	5.00	3-30-2020	100,000	111,001
Johnson Controls Incorporated	5.70	3-1-2041	240,000	275,948

				3,057,575

Automobiles : 0.03%
Ford Motor Company	6.63	10-1-2028	200,000	250,082
Ford Motor Company	7.45	7-16-2031	1,000,000	1,298,487

				1,548,569

Diversified Consumer Services : 0.04%
Cornell University	5.45	2-1-2019	100,000	113,136
Dartmouth College	4.75	6-1-2019	75,000	83,316
President & Fellows of Harvard College	4.88	10-15-2040	300,000	355,947
Princeton University	5.70	3-1-2039	500,000	645,965
Stanford University	4.75	5-1-2019	500,000	560,300
University of Pennsylvania	4.67	9-1-2112	500,000	513,853
Vanderbilt University	5.25	4-1-2019	250,000	277,926

				2,550,443

Hotels, Restaurants & Leisure : 0.15%
Brinker International Incorporated	3.88	5-15-2023	150,000	147,948
Carnival Corporation	1.88	12-15-2017	200,000	201,299
Carnival Corporation	3.95	10-15-2020	267,000	283,827
Darden Restaurants Incorporated	6.45	10-15-2017	105,000	115,534
Darden Restaurants Incorporated	7.05	10-15-2037	20,000	24,080
Hyatt Hotels Corporation	3.38	7-15-2023	160,000	159,458
Hyatt Hotels Corporation	3.88	8-15-2016	100,000	102,883
Marriott International Incorporated	3.00	3-1-2019	200,000	205,483
Marriott International Incorporated	3.38	10-15-2020	167,000	173,157
McDonald’s Corporation	2.63	1-15-2022	1,000,000	994,990
McDonald’s Corporation	3.38	5-26-2025	350,000	351,509
McDonald’s Corporation	3.50	7-15-2020	200,000	212,356
McDonald’s Corporation	3.63	5-20-2021	100,000	106,420
McDonald’s Corporation	3.70	2-15-2042	500,000	447,584
McDonald’s Corporation	5.35	3-1-2018	400,000	441,814
McDonald’s Corporation	5.80	10-15-2017	100,000	110,373
McDonald’s Corporation	6.30	10-15-2037	300,000	365,564
McDonald’s Corporation	6.30	3-1-2038	600,000	733,323
McDonald’s Corporation	4.60	5-26-2045	250,000	254,798
Starbucks Corporation	0.88	12-5-2016	200,000	200,128
Starbucks Corporation	2.00	12-5-2018	250,000	254,407
Starbucks Corporation	6.25	8-15-2017	500,000	554,740
Starwood Hotels & Resort Company	3.13	2-15-2023	226,000	217,237
Starwood Hotels & Resort Company	3.75	3-15-2025	500,000	488,436
Wyndham Worldwide Corporation	2.95	3-1-2017	1,000,000	1,019,023
Wyndham Worldwide Corporation	4.25	3-1-2022	500,000	507,140
Yum! Brands Incorporated	3.88	11-1-2023	250,000	248,345

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands Incorporated	5.30%	9-15-2019	$250,000	$273,141
Yum! Brands Incorporated	5.35	11-1-2043	100,000	100,739
Yum! Brands Incorporated	6.25	3-15-2018	130,000	144,803
Yum! Brands Incorporated	6.88	11-15-2037	32,000	38,150

				9,478,689

Household Durables : 0.02%
Leggett & Platt Incorporated	3.40	8-15-2022	100,000	100,909
Mohawk Industries Incorporated	3.85	2-1-2023	100,000	101,596
Newell Rubbermaid Incorporated	2.88	12-1-2019	200,000	203,697
Newell Rubbermaid Incorporated	4.00	6-15-2022	100,000	104,859
Newell Rubbermaid Incorporated	6.25	4-15-2018	165,000	183,603
Tupperware Brands Corporation	4.75	6-1-2021	250,000	267,140
Whirlpool Corporation	4.00	3-1-2024	125,000	130,313
Whirlpool Corporation	4.70	6-1-2022	200,000	217,461
Whirlpool Corporation	4.85	6-15-2021	100,000	111,302

				1,420,880

Internet & Catalog Retail : 0.09%
Amazon.com Incorporated	1.20	11-29-2017	350,000	349,853
Amazon.com Incorporated	2.50	11-29-2022	500,000	486,032
Amazon.com Incorporated	2.60	12-5-2019	400,000	407,035
Amazon.com Incorporated	3.30	12-5-2021	400,000	411,297
Amazon.com Incorporated	3.80	12-5-2024	500,000	514,061
Amazon.com Incorporated	4.80	12-5-2034	500,000	515,874
Amazon.com Incorporated	4.95	12-5-2044	600,000	611,296
Expedia Incorporated	4.50	8-15-2024	100,000	102,120
Expedia Incorporated	5.95	8-15-2020	600,000	673,518
QVC Incorporated	4.38	3-15-2023	300,000	301,498
QVC Incorporated	4.45	2-15-2025	500,000	495,390
QVC Incorporated	5.13	7-2-2022	200,000	209,501
QVC Incorporated	5.45	8-15-2034	250,000	238,292
QVC Incorporated	5.95	3-15-2043	125,000	121,132

				5,436,899

Leisure Products : 0.01%
Hasbro Incorporated	6.35	3-15-2040	155,000	179,213
Mattel Incorporated	1.70	3-15-2018	125,000	124,475
Mattel Incorporated	2.50	11-1-2016	280,000	284,397
Mattel Incorporated	3.15	3-15-2023	100,000	98,213
Mattel Incorporated	4.35	10-1-2020	100,000	107,719
Mattel Incorporated	6.20	10-1-2040	100,000	112,138

				906,155

Media : 1.08%
21st Century Fox America Incorporated	3.00	9-15-2022	375,000	376,016
21st Century Fox America Incorporated	3.70	9-15-2024	500,000	515,590
21st Century Fox America Incorporated	4.50	2-15-2021	500,000	549,153
21st Century Fox America Incorporated	4.75	9-15-2044	500,000	508,361
21st Century Fox America Incorporated	6.15	2-15-2041	735,000	881,959
21st Century Fox America Incorporated	6.20	12-15-2034	500,000	603,189
21st Century Fox America Incorporated	6.40	12-15-2035	750,000	933,731
21st Century Fox America Incorporated	6.65	11-15-2037	600,000	758,391
21st Century Fox America Incorporated	6.90	3-1-2019	1,000,000	1,176,251
21st Century Fox America Incorporated	6.90	8-15-2039	500,000	651,772
21st Century Fox America Incorporated	8.15	10-17-2036	250,000	350,540
CBS Corporation	1.95	7-1-2017	200,000	201,947
CBS Corporation	3.70	8-15-2024	500,000	494,675
CBS Corporation	4.63	5-15-2018	180,000	194,005
CBS Corporation	4.85	7-1-2042	200,000	190,478
CBS Corporation	4.90	8-15-2044	500,000	481,652
CBS Corporation	7.88	7-30-2030	600,000	803,421
Comcast Corporation	3.13	7-15-2022	500,000	505,475

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
Comcast Corporation	3.38%	2-15-2025	$750,000	$759,527
Comcast Corporation	3.38	8-15-2025	600,000	606,978
Comcast Corporation	3.60	3-1-2024	500,000	516,370
Comcast Corporation	4.20	8-15-2034	750,000	748,130
Comcast Corporation	4.40	8-15-2035	300,000	308,244
Comcast Corporation	4.60	8-15-2045	700,000	722,645
Comcast Corporation	4.65	7-15-2042	548,000	569,664
Comcast Corporation	4.75	3-1-2044	375,000	396,986
Comcast Corporation	4.95	6-15-2016	350,000	365,418
Comcast Corporation	5.15	3-1-2020	500,000	568,487
Comcast Corporation	5.70	5-15-2018	500,000	562,534
Comcast Corporation	5.70	7-1-2019	1,000,000	1,151,348
Comcast Corporation	5.88	2-15-2018	75,000	83,924
Comcast Corporation	6.30	11-15-2017	500,000	560,705
Comcast Corporation	6.40	3-1-2040	500,000	640,993
Comcast Corporation	6.45	3-15-2037	900,000	1,134,891
Comcast Corporation	6.50	1-15-2017	400,000	435,240
Comcast Corporation	6.50	11-15-2035	550,000	702,194
Comcast Corporation	6.55	7-1-2039	650,000	836,860
Comcast Corporation	6.95	8-15-2037	400,000	530,619
DIRECTV Holdings LLC	2.40	3-15-2017	1,000,000	1,014,843
DIRECTV Holdings LLC	3.80	3-15-2022	500,000	513,137
DIRECTV Holdings LLC	4.45	4-1-2024	1,000,000	1,046,600
DIRECTV Holdings LLC	4.60	2-15-2021	350,000	376,670
DIRECTV Holdings LLC	5.00	3-1-2021	700,000	770,396
DIRECTV Holdings LLC	5.15	3-15-2042	500,000	487,293
DIRECTV Holdings LLC	5.20	3-15-2020	330,000	367,703
DIRECTV Holdings LLC	5.88	10-1-2019	1,000,000	1,140,856
DIRECTV Holdings LLC	6.00	8-15-2040	400,000	431,006
DIRECTV Holdings LLC	6.35	3-15-2040	145,000	164,304
DIRECTV Holdings LLC	6.38	3-1-2041	500,000	565,156
Discovery Communications LLC	3.30	5-15-2022	250,000	248,474
Discovery Communications LLC	4.38	6-15-2021	300,000	320,290
Discovery Communications LLC	4.95	5-15-2042	250,000	241,034
Discovery Communications LLC	5.05	6-1-2020	750,000	832,914
Discovery Communications LLC	5.63	8-15-2019	250,000	281,159
Discovery Communications LLC	6.35	6-1-2040	250,000	284,290
Interpublic Group of Companies	4.00	3-15-2022	1,000,000	1,038,953
NBCUniversal Media LLC	2.88	1-15-2023	500,000	496,169
NBCUniversal Media LLC	4.38	4-1-2021	1,500,000	1,647,261
NBCUniversal Media LLC	4.45	1-15-2043	500,000	498,899
NBCUniversal Media LLC	5.95	4-1-2041	500,000	605,791
NBCUniversal Media LLC	6.40	4-30-2040	500,000	641,521
Omnicom Group Incorporated	3.63	5-1-2022	250,000	255,584
Omnicom Group Incorporated	4.45	8-15-2020	90,000	98,180
Omnicom Group Incorporated	6.25	7-15-2019	650,000	749,425
TCI Communications Incorporated	7.13	2-15-2028	350,000	467,098
The Walt Disney Company	1.13	2-15-2017	500,000	503,650
The Walt Disney Company	1.35	8-16-2016	500,000	503,992
The Walt Disney Company	2.35	12-1-2022	500,000	491,271
The Walt Disney Company	2.55	2-15-2022	250,000	250,486
The Walt Disney Company	2.75	8-16-2021	500,000	515,831
The Walt Disney Company	4.13	12-1-2041	250,000	256,371
The Walt Disney Company	4.38	8-16-2041	250,000	262,258
The Walt Disney Company	5.50	3-15-2019	500,000	570,095
The Walt Disney Company	5.63	9-15-2016	250,000	265,926
The Walt Disney Company	7.00	3-1-2032	75,000	106,281
Thomson Reuters Corporation	3.85	9-29-2024	1,000,000	1,020,136
Thomson Reuters Corporation	4.30	11-23-2023	300,000	320,834
Thomson Reuters Corporation	4.70	10-15-2019	425,000	466,564
Thomson Reuters Corporation	5.65	11-23-2043	200,000	221,119
Thomson Reuters Corporation	5.85	4-15-2040	134,000	151,784
Thomson Reuters Corporation	6.50	7-15-2018	500,000	567,641
Time Warner Cable Incorporated	4.00	9-1-2021	750,000	773,357
Time Warner Cable Incorporated	4.00	1-15-2022	300,000	314,895
Time Warner Cable Incorporated	4.13	2-15-2021	500,000	518,629
Time Warner Cable Incorporated	4.50	9-15-2042	600,000	518,064
Time Warner Cable Incorporated	4.70	1-15-2021	250,000	274,374
Time Warner Cable Incorporated	4.88	3-15-2020	500,000	553,663

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
Time Warner Cable Incorporated	5.00%	2-1-2020	$535,000	$576,591
Time Warner Cable Incorporated	5.50	9-1-2041	300,000	288,747
Time Warner Cable Incorporated	5.85	5-1-2017	500,000	536,766
Time Warner Cable Incorporated	6.20	3-15-2040	300,000	353,723
Time Warner Cable Incorporated	6.55	5-1-2037	850,000	914,257
Time Warner Cable Incorporated	6.63	5-15-2029	800,000	999,118
Time Warner Cable Incorporated	6.75	7-1-2018	750,000	841,469
Time Warner Cable Incorporated	6.75	6-15-2039	500,000	545,793
Time Warner Cable Incorporated	7.30	7-1-2038	800,000	929,126
Time Warner Cable Incorporated	7.63	4-15-2031	825,000	1,101,716
Time Warner Cable Incorporated	8.25	4-1-2019	150,000	177,755
Time Warner Cable Incorporated	8.38	3-15-2023	250,000	313,500
Time Warner Cable Incorporated	8.75	2-14-2019	704,000	839,685
Time Warner Cable Incorporated	9.15	2-1-2023	250,000	338,397
Time Warner Entertainment Company LP	8.38	7-15-2033	300,000	378,465
Time Warner Incorporated	3.40	6-15-2022	100,000	101,768
Time Warner Incorporated	4.65	6-1-2044	750,000	728,065
Time Warner Incorporated	4.75	3-29-2021	500,000	550,593
Time Warner Incorporated	4.90	6-15-2042	51,000	52,167
Time Warner Incorporated	5.88	11-15-2016	1,500,000	1,601,567
Time Warner Incorporated	6.10	7-15-2040	400,000	467,052
Time Warner Incorporated	6.25	3-29-2041	500,000	576,158
Time Warner Incorporated	6.50	11-15-2036	252,000	303,682
Time Warner Incorporated	7.57	2-1-2024	250,000	315,442
Time Warner Incorporated	7.70	5-1-2032	700,000	948,699
Viacom Incorporated	2.50	12-15-2016	1,000,000	1,019,503
Viacom Incorporated	2.75	12-15-2019	150,000	151,566
Viacom Incorporated	3.25	3-15-2023	200,000	192,929
Viacom Incorporated	3.50	4-1-2017	100,000	103,808
Viacom Incorporated	4.25	9-1-2023	1,000,000	1,032,996
Viacom Incorporated	4.38	3-15-2043	552,000	466,571
Viacom Incorporated	4.50	3-1-2021	500,000	535,852
Viacom Incorporated	4.88	6-15-2043	175,000	161,361
Viacom Incorporated	5.25	4-1-2044	500,000	484,893
Viacom Incorporated	5.50	5-15-2033	200,000	215,803
Viacom Incorporated	5.63	9-15-2019	150,000	167,881
Viacom Incorporated	5.85	9-1-2043	125,000	129,028
Viacom Incorporated	6.13	10-5-2017	250,000	275,180
Viacom Incorporated	6.88	4-30-2036	340,000	395,833

				67,504,095

Multiline Retail : 0.16%
Dollar General Corporation	3.25	4-15-2023	350,000	339,140
Family Dollar Stores Incorporated	5.00	2-1-2021	100,000	105,999
Kohl’s Corporation	3.25	2-1-2023	150,000	148,410
Kohl’s Corporation	4.75	12-15-2023	300,000	326,368
Kohl’s Corporation	6.00	1-15-2033	65,000	71,334
Kohl’s Corporation	6.25	12-15-2017	500,000	556,407
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	200,000	211,347
Macy’s Retail Holdings Incorporated	4.38	9-1-2023	300,000	325,297
Macy’s Retail Holdings Incorporated	5.90	12-1-2016	356,000	381,137
Macy’s Retail Holdings Incorporated	6.70	7-15-2034	500,000	640,677
Macy’s Retail Holdings Incorporated	6.90	4-1-2029	500,000	633,932
Macy’s Retail Holdings Incorporated	4.50	12-15-2034	500,000	503,262
Nordstrom Incorporated	4.00	10-15-2021	250,000	269,976
Nordstrom Incorporated	4.75	5-1-2020	135,000	150,801
Nordstrom Incorporated	5.00	1-15-2044	100,000	111,201
Nordstrom Incorporated	6.25	1-15-2018	500,000	559,886
Target Corporation	2.90	1-15-2022	250,000	256,091
Target Corporation	3.50	7-1-2024	500,000	519,409
Target Corporation	4.00	7-1-2042	725,000	704,097
Target Corporation	5.38	5-1-2017	350,000	379,418
Target Corporation	5.88	7-15-2016	300,000	317,576
Target Corporation	6.00	1-15-2018	500,000	559,431
Target Corporation	6.35	11-1-2032	300,000	384,670
Target Corporation	6.50	10-15-2037	400,000	534,069

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Multiline Retail (continued)
Target Corporation	7.00%	1-15-2038	$768,000	$1,075,917

				10,065,852

Specialty Retail : 0.23%
Advance Auto Parts Incorporated	4.50	1-15-2022	100,000	106,354
Advance Auto Parts Incorporated	4.50	12-1-2023	250,000	263,692
AutoZone Incorporated	1.30	1-13-2017	200,000	200,358
AutoZone Incorporated	2.88	1-15-2023	250,000	243,566
AutoZone Incorporated	3.13	7-15-2023	150,000	148,533
AutoZone Incorporated	4.00	11-15-2020	200,000	214,661
Bed Bath & Beyond Incorporated	4.92	8-1-2034	250,000	254,472
Bed Bath & Beyond Incorporated	5.17	8-1-2044	350,000	358,793
Gap Incorporated	5.95	4-12-2021	700,000	804,849
Home Depot Incorporated	2.25	9-10-2018	1,000,000	1,026,389
Home Depot Incorporated	2.70	4-1-2023	375,000	375,307
Home Depot Incorporated	3.75	2-15-2024	500,000	531,339
Home Depot Incorporated	3.95	9-15-2020	400,000	439,845
Home Depot Incorporated	4.20	4-1-2043	400,000	400,390
Home Depot Incorporated	4.40	4-1-2021	500,000	558,805
Home Depot Incorporated	4.88	2-15-2044	500,000	541,214
Home Depot Incorporated	5.40	9-15-2040	200,000	234,685
Home Depot Incorporated	5.88	12-16-2036	1,500,000	1,844,384
Home Depot Incorporated	5.95	4-1-2041	500,000	629,642
Lowe’s Companies Incorporated	3.12	4-15-2022	200,000	206,282
Lowe’s Companies Incorporated	3.75	4-15-2021	150,000	161,777
Lowe’s Companies Incorporated	3.80	11-15-2021	500,000	541,285
Lowe’s Companies Incorporated	3.88	9-15-2023	250,000	269,251
Lowe’s Companies Incorporated	4.25	9-15-2044	250,000	253,377
Lowe’s Companies Incorporated	4.63	4-15-2020	400,000	443,673
Lowe’s Companies Incorporated	4.65	4-15-2042	500,000	539,933
Lowe’s Companies Incorporated	5.40	10-15-2016	500,000	531,356
Lowe’s Companies Incorporated	5.80	10-15-2036	250,000	304,690
Lowe’s Companies Incorporated	5.80	4-15-2040	110,000	134,014
Lowe’s Companies Incorporated	6.50	3-15-2029	75,000	96,398
Lowe’s Companies Incorporated	6.65	9-15-2037	350,000	465,385
O’Reilly Automotive Incorporated	3.80	9-1-2022	150,000	155,048
O’Reilly Automotive Incorporated	4.88	1-14-2021	45,000	49,784
O’Reilly Automotive Incorporated	4.63	9-15-2021	150,000	166,149
Staples Incorporated	4.38	1-12-2023	200,000	200,463
TJX Companies Incorporated	2.75	6-15-2021	500,000	511,022
TJX Companies Incorporated	6.95	4-15-2019	85,000	100,332

				14,307,497

Textiles, Apparel & Luxury Goods : 0.01%
Nike Incorporated	2.25	5-1-2023	100,000	98,017
Nike Incorporated	3.63	5-1-2043	100,000	94,715
Ralph Lauren Corporation	2.13	9-26-2018	50,000	50,699
VF Corporation	3.50	9-1-2021	250,000	266,408
VF Corporation	5.95	11-1-2017	100,000	111,071
VF Corporation	6.45	11-1-2037	150,000	199,190

				820,100

Consumer Staples : 1.72%

Beverages : 0.47%
Anheuser-Busch Companies Incorporated	5.50	1-15-2018	200,000	221,400
Anheuser-Busch Companies Incorporated	5.60	3-1-2017	50,000	54,037
Anheuser-Busch Companies Incorporated	5.75	4-1-2036	250,000	295,753
Anheuser-Busch InBev Finance Company	1.13	1-27-2017	550,000	554,441
Anheuser-Busch InBev Finance Company	2.63	1-17-2023	500,000	486,869
Anheuser-Busch InBev Finance Company	3.70	2-1-2024	750,000	779,130
Anheuser-Busch InBev Finance Company	4.00	1-17-2043	300,000	286,049
Anheuser-Busch InBev Finance Company	4.63	2-1-2044	350,000	362,815
Anheuser-Busch InBev Worldwide Incorporated	1.38	7-15-2017	750,000	755,524
Anheuser-Busch InBev Worldwide Incorporated	2.50	7-15-2022	1,750,000	1,712,657

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Beverages (continued)
Anheuser-Busch InBev Worldwide Incorporated	3.75%	7-15-2042	$360,000	$329,618
Anheuser-Busch InBev Worldwide Incorporated	5.00	4-15-2020	1,000,000	1,131,451
Anheuser-Busch InBev Worldwide Incorporated	5.38	1-15-2020	900,000	1,026,220
Anheuser-Busch InBev Worldwide Incorporated	6.38	1-15-2040	750,000	968,109
Anheuser-Busch InBev Worldwide Incorporated	6.88	11-15-2019	500,000	599,721
Anheuser-Busch InBev Worldwide Incorporated	7.75	1-15-2019	1,500,000	1,797,059
Anheuser-Busch InBev Worldwide Incorporated	8.20	1-15-2039	500,000	761,598
Beam Incorporated	1.75	6-15-2018	250,000	248,866
Beam Incorporated	1.88	5-15-2017	250,000	252,313
Brown-Forman Corporation	2.25	1-15-2023	250,000	238,748
Brown-Forman Corporation	3.75	1-15-2043	100,000	94,381
Coca-Cola Company	1.15	4-1-2018	500,000	498,336
Coca-Cola Company	1.65	3-14-2018	1,100,000	1,113,487
Coca-Cola Company	1.80	9-1-2016	910,000	922,239
Coca-Cola Company	2.45	11-1-2020	1,000,000	1,026,805
Coca-Cola Company	2.50	4-1-2023	350,000	345,378
Coca-Cola Company	3.15	11-15-2020	1,010,000	1,068,034
Coca-Cola Company	3.20	11-1-2023	400,000	413,491
Coca-Cola Company	3.30	9-1-2021	70,000	74,317
Coca-Cola Enterprises Incorporated	2.00	8-19-2016	100,000	101,234
Coca-Cola Enterprises Incorporated	3.50	9-15-2020	500,000	532,479
Coca-Cola Enterprises Incorporated	4.50	9-1-2021	100,000	110,939
Diageo Investment Corporation	2.88	5-11-2022	600,000	602,572
Diageo Investment Corporation	4.25	5-11-2042	250,000	252,456
Diageo Investment Corporation	7.45	4-15-2035	150,000	209,706
Dr Pepper Snapple Group Incorporated	3.20	11-15-2021	250,000	257,661
Dr Pepper Snapple Group Incorporated	7.45	5-1-2038	100,000	141,379
Molson Coors Brewing Company	5.00	5-1-2042	500,000	495,327
PepsiCo Incorporated	1.25	8-13-2017	400,000	401,580
PepsiCo Incorporated	2.25	1-7-2019	350,000	356,524
PepsiCo Incorporated	2.75	3-5-2022	370,000	374,145
PepsiCo Incorporated	2.75	3-1-2023	475,000	477,700
PepsiCo Incorporated	3.00	8-25-2021	250,000	259,641
PepsiCo Incorporated	3.13	11-1-2020	1,000,000	1,050,545
PepsiCo Incorporated	3.60	3-1-2024	1,000,000	1,047,142
PepsiCo Incorporated	3.60	8-13-2042	250,000	227,370
PepsiCo Incorporated	4.00	3-5-2042	250,000	242,049
PepsiCo Incorporated	4.25	10-22-2044	200,000	200,036
PepsiCo Incorporated	4.50	1-15-2020	200,000	221,840
PepsiCo Incorporated	4.88	11-1-2040	325,000	356,300
PepsiCo Incorporated	5.00	6-1-2018	1,000,000	1,103,967
PepsiCo Incorporated	5.50	1-15-2040	300,000	357,336
PepsiCo Incorporated	7.90	11-1-2018	500,000	603,782
PepsiCo Incorporated Series B	7.00	3-1-2029	600,000	830,091

				29,232,647

Food & Staples Retailing : 0.49%
Costco Wholesale Corporation	1.13	12-15-2017	1,000,000	999,944
Costco Wholesale Corporation	1.70	12-15-2019	500,000	499,981
Costco Wholesale Corporation	5.50	3-15-2017	400,000	433,536
CVS Caremark Corporation	2.25	12-5-2018	278,000	283,249
CVS Caremark Corporation	2.75	12-1-2022	500,000	490,744
CVS Caremark Corporation	3.38	8-12-2024	800,000	804,734
CVS Caremark Corporation	4.00	12-5-2023	1,000,000	1,048,563
CVS Caremark Corporation	4.75	5-18-2020	250,000	280,279
CVS Caremark Corporation	5.30	12-5-2043	300,000	341,714
CVS Caremark Corporation	5.75	6-1-2017	400,000	435,909
CVS Caremark Corporation	5.75	5-15-2041	300,000	357,651
CVS Caremark Corporation	6.13	8-15-2016	250,000	265,638
CVS Caremark Corporation	6.25	6-1-2027	515,000	641,148
Delhaize America Incorporated	9.00	4-15-2031	500,000	661,600
Sysco Corporation	3.50	10-2-2024	1,500,000	1,524,788
Sysco Corporation	5.25	2-12-2018	300,000	329,562
Sysco Corporation	6.63	3-17-2039	200,000	268,678
The Kroger Company	1.20	10-17-2016	200,000	200,496
The Kroger Company	2.20	1-15-2017	200,000	203,249
The Kroger Company	2.30	1-15-2019	200,000	202,202

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Food & Staples Retailing (continued)
The Kroger Company	3.30%	1-15-2021	$500,000	$515,820
The Kroger Company	3.40	4-15-2022	250,000	256,035
The Kroger Company	3.85	8-1-2023	250,000	261,403
The Kroger Company	5.00	4-15-2042	250,000	269,526
The Kroger Company	5.15	8-1-2043	150,000	165,111
The Kroger Company	6.15	1-15-2020	800,000	927,840
The Kroger Company	6.90	4-15-2038	300,000	390,546
The Kroger Company	7.50	4-1-2031	75,000	99,499
Wal-Mart Stores Incorporated	1.13	4-11-2018	1,000,000	998,454
Wal-Mart Stores Incorporated	2.55	4-11-2023	750,000	746,126
Wal-Mart Stores Incorporated	3.25	10-25-2020	750,000	797,672
Wal-Mart Stores Incorporated	3.63	7-8-2020	1,100,000	1,186,708
Wal-Mart Stores Incorporated	4.00	4-11-2043	400,000	394,774
Wal-Mart Stores Incorporated	4.25	4-15-2021	500,000	554,783
Wal-Mart Stores Incorporated	4.30	4-22-2044	500,000	515,925
Wal-Mart Stores Incorporated	4.88	7-8-2040	850,000	942,851
Wal-Mart Stores Incorporated	5.00	10-25-2040	500,000	561,344
Wal-Mart Stores Incorporated	5.25	9-1-2035	950,000	1,115,307
Wal-Mart Stores Incorporated	5.63	4-1-2040	600,000	735,377
Wal-Mart Stores Incorporated	5.63	4-15-2041	500,000	602,455
Wal-Mart Stores Incorporated	5.80	2-15-2018	700,000	786,673
Wal-Mart Stores Incorporated	5.88	4-5-2027	100,000	128,317
Wal-Mart Stores Incorporated	6.20	4-15-2038	1,000,000	1,283,599
Wal-Mart Stores Incorporated	6.50	8-15-2037	1,000,000	1,325,772
Wal-Mart Stores Incorporated	7.55	2-15-2030	500,000	731,270
Walgreen Company	1.80	9-15-2017	400,000	402,930
Walgreen Company	3.10	9-15-2022	1,000,000	989,162
Walgreen Company	4.40	9-15-2042	500,000	469,820
Walgreen Company	5.25	1-15-2019	250,000	277,737
Walgreens Boots Alliance Incorporated	2.70	11-18-2019	300,000	304,332
Walgreens Boots Alliance Incorporated	3.80	11-18-2024	1,000,000	1,000,937
Walgreens Boots Alliance Incorporated	4.80	11-18-2044	500,000	492,338

				30,504,108

Food Products : 0.38%
Archer-Daniels-Midland Company	4.02	4-16-2043	840,000	814,899
Archer-Daniels-Midland Company	4.48	3-1-2021	535,000	596,439
Archer-Daniels-Midland Company	4.54	3-26-2042	250,000	265,525
Archer-Daniels-Midland Company	5.38	9-15-2035	350,000	410,572
Archer-Daniels-Midland Company	5.45	3-15-2018	100,000	110,928
Campbell Soup Company	2.50	8-2-2022	121,000	117,979
Campbell Soup Company	4.50	2-15-2019	285,000	307,837
ConAgra Foods Incorporated	3.20	1-25-2023	1,000,000	967,722
ConAgra Foods Incorporated	3.25	9-15-2022	500,000	491,602
ConAgra Foods Incorporated	4.65	1-25-2043	350,000	324,881
ConAgra Foods Incorporated	6.63	8-15-2039	200,000	222,730
ConAgra Foods Incorporated	7.00	4-15-2019	500,000	578,600
ConAgra Foods Incorporated	8.25	9-15-2030	120,000	162,596
General Mills Incorporated	3.65	2-15-2024	250,000	259,436
General Mills Incorporated	5.40	6-15-2040	345,000	392,121
General Mills Incorporated	5.65	2-15-2019	1,000,000	1,126,437
General Mills Incorporated	5.70	2-15-2017	100,000	107,663
Hershey Company	2.63	5-1-2023	100,000	99,307
Hershey Company	4.13	12-1-2020	500,000	550,351
Hormel Foods Corporation	4.13	4-15-2021	100,000	110,189
Ingredion Incorporated	1.80	9-25-2017	150,000	149,957
Ingredion Incorporated	4.63	11-1-2020	300,000	324,163
J.M. Smucker Company	3.50	10-15-2021	300,000	314,586
J.M. Smucker Company 144A	3.50	3-15-2025	1,500,000	1,497,738
Kellogg Company	1.88	11-17-2016	500,000	506,471
Kellogg Company	3.25	5-21-2018	65,000	67,839
Kellogg Company	4.00	12-15-2020	221,000	237,665
Kellogg Company	4.15	11-15-2019	300,000	323,269
Kellogg Company Series B	7.45	4-1-2031	350,000	450,909
Kraft Foods Group Incorporated	2.25	6-5-2017	500,000	507,906
Kraft Foods Group Incorporated	3.50	6-6-2022	1,000,000	1,019,458
Kraft Foods Group Incorporated	5.00	6-4-2042	750,000	772,144
Kraft Foods Group Incorporated	5.38	2-10-2020	1,250,000	1,416,173

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Food Products (continued)
Kraft Foods Group Incorporated	6.13%	8-23-2018	$1,000,000	$1,125,729
Kraft Foods Group Incorporated	6.50	2-9-2040	500,000	616,177
Kraft Foods Group Incorporated	6.50	2-9-2040	793,000	1,028,771
McCormick & Company	3.50	9-1-2023	179,000	187,789
McCormick & Company	3.90	7-15-2021	75,000	80,863
Mead Johnson Nutrition Company	4.90	11-1-2019	250,000	275,338
Mead Johnson Nutrition Company	5.90	11-1-2039	100,000	116,170
Mondelez International	4.00	2-1-2024	1,200,000	1,275,037
Sara Lee Corporation	4.10	9-15-2020	266,000	278,465
Tyson Foods Incorporated	3.95	8-15-2024	1,000,000	1,036,809
Tyson Foods Incorporated	4.50	6-15-2022	500,000	540,064
Tyson Foods Incorporated	4.88	8-15-2034	250,000	262,119
Unilever Capital Corporation	0.85	8-2-2017	500,000	499,548
Unilever Capital Corporation	4.25	2-10-2021	300,000	333,359
Unilever Capital Corporation	4.80	2-15-2019	350,000	389,396
Unilever Capital Corporation	5.90	11-15-2032	300,000	396,750

				24,048,476

Household Products : 0.13%
Church & Dwight Company Incorporated	2.88	10-1-2022	107,000	105,965
Clorox Company	3.05	9-15-2022	161,000	160,495
Clorox Company	3.50	12-15-2024	200,000	200,031
Clorox Company	5.95	10-15-2017	90,000	99,605
Colgate-Palmolive Company	1.95	2-1-2023	500,000	476,442
Colgate-Palmolive Company	2.30	5-3-2022	500,000	494,058
Colgate-Palmolive Company	2.95	11-1-2020	200,000	208,436
Colgate-Palmolive Company	5.20	11-7-2016	100,000	106,541
Kimberly-Clark Corporation	2.40	6-1-2023	150,000	146,699
Kimberly-Clark Corporation	3.63	8-1-2020	750,000	805,507
Kimberly-Clark Corporation	5.30	3-1-2041	245,000	288,057
Kimberly-Clark Corporation	6.13	8-1-2017	200,000	221,801
Kimberly-Clark Corporation	6.63	8-1-2037	200,000	270,160
Kimberly-Clark Corporation	7.50	11-1-2018	100,000	119,311
The Procter & Gamble Company	1.45	8-15-2016	1,000,000	1,009,878
The Procter & Gamble Company	3.10	8-15-2023	375,000	389,378
The Procter & Gamble Company	4.70	2-15-2019	1,500,000	1,668,332
The Procter & Gamble Company	5.50	2-1-2034	350,000	434,958
The Procter & Gamble Company	5.55	3-5-2037	500,000	626,256
The Procter & Gamble Company	5.80	8-15-2034	100,000	129,305

				7,961,215

Personal Products : 0.00%
Estee Lauder Companies Incorporated	6.00	5-15-2037	200,000	248,276

Tobacco : 0.25%
Altria Group Incorporated	2.63	1-14-2020	400,000	402,793
Altria Group Incorporated	2.85	8-9-2022	750,000	734,768
Altria Group Incorporated	4.00	1-31-2024	89,000	92,108
Altria Group Incorporated	4.25	8-9-2042	500,000	459,265
Altria Group Incorporated	4.50	5-2-2043	250,000	242,591
Altria Group Incorporated	4.75	5-5-2021	500,000	553,698
Altria Group Incorporated	5.38	1-31-2044	750,000	799,838
Altria Group Incorporated	9.25	8-6-2019	1,000,000	1,270,943
Altria Group Incorporated	9.70	11-10-2018	355,000	442,773
Altria Group Incorporated	9.95	11-10-2038	226,000	376,183
Altria Group Incorporated	10.20	2-6-2039	161,000	272,825
Lorillard Tobacco Company	2.30	8-21-2017	100,000	101,097
Lorillard Tobacco Company	3.50	8-4-2016	45,000	46,136
Lorillard Tobacco Company	3.75	5-20-2023	500,000	499,382
Lorillard Tobacco Company	6.88	5-1-2020	250,000	293,664
Lorillard Tobacco Company	8.13	6-23-2019	155,000	187,951
Lorillard Tobacco Company	8.13	5-1-2040	250,000	335,739
Philip Morris International Incorporated	1.63	3-20-2017	500,000	506,740
Philip Morris International Incorporated	1.88	1-15-2019	250,000	250,558
Philip Morris International Incorporated	2.50	8-22-2022	250,000	244,594

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Tobacco (continued)
Philip Morris International Incorporated	2.63%	3-6-2023	$175,000	$171,281
Philip Morris International Incorporated	3.25	11-10-2024	300,000	301,746
Philip Morris International Incorporated	3.88	8-21-2042	250,000	228,960
Philip Morris International Incorporated	4.13	3-4-2043	300,000	289,698
Philip Morris International Incorporated	4.25	11-10-2044	300,000	291,463
Philip Morris International Incorporated	4.38	11-15-2041	500,000	493,529
Philip Morris International Incorporated	4.50	3-26-2020	750,000	831,593
Philip Morris International Incorporated	4.50	3-20-2042	500,000	500,848
Philip Morris International Incorporated	5.65	5-16-2018	1,500,000	1,678,202
Philip Morris International Incorporated	6.38	5-16-2038	600,000	764,645
Reynolds American Incorporated	4.75	11-1-2042	250,000	234,391
Reynolds American Incorporated	4.85	9-15-2023	1,500,000	1,625,592
Reynolds American Incorporated	6.15	9-15-2043	125,000	140,495
Reynolds American Incorporated	7.25	6-15-2037	200,000	250,379

				15,916,468

Energy : 1.89%

Energy Equipment & Services : 0.13%
Baker Hughes Incorporated	5.13	9-15-2040	500,000	548,174
Baker Hughes Incorporated	6.88	1-15-2029	250,000	318,728
Baker Hughes Incorporated	7.50	11-15-2018	375,000	446,948
Cameron International Corporation	1.15	12-15-2016	312,000	310,434
Cameron International Corporation	4.00	12-15-2023	400,000	406,704
Cameron International Corporation	4.50	6-1-2021	200,000	212,723
Cameron International Corporation	5.13	12-15-2043	187,000	184,685
Cameron International Corporation	5.95	6-1-2041	100,000	108,205
Cameron International Corporation	7.00	7-15-2038	100,000	118,037
Diamond Offshore Drilling Incorporated «	4.88	11-1-2043	300,000	248,961
Diamond Offshore Drilling Incorporated	5.70	10-15-2039	300,000	281,293
Diamond Offshore Drilling Incorporated	5.88	5-1-2019	365,000	409,449
FMC Technologies Incorporated	3.45	10-1-2022	100,000	98,040
Halliburton Company	2.00	8-1-2018	500,000	505,769
Halliburton Company	3.25	11-15-2021	200,000	207,857
Halliburton Company	3.50	8-1-2023	500,000	515,781
Halliburton Company	4.50	11-15-2041	250,000	253,403
Halliburton Company	4.75	8-1-2043	250,000	262,725
Halliburton Company	6.15	9-15-2019	350,000	406,970
Halliburton Company	7.45	9-15-2039	650,000	899,037
National Oilwell Varco Incorporated	2.60	12-1-2022	1,000,000	968,882
National Oilwell Varco Incorporated	3.95	12-1-2042	400,000	363,654

				8,076,459

Oil, Gas & Consumable Fuels : 1.76%
Amerada Hess Corporation	7.13	3-15-2033	500,000	606,736
Anadarko Petroleum Corporation «	3.45	7-15-2024	250,000	250,989
Anadarko Petroleum Corporation	4.50	7-15-2044	500,000	478,569
Anadarko Petroleum Corporation	5.95	9-15-2016	600,000	635,839
Anadarko Petroleum Corporation	6.20	3-15-2040	300,000	348,502
Anadarko Petroleum Corporation	6.38	9-15-2017	1,000,000	1,104,418
Anadarko Petroleum Corporation	6.45	9-15-2036	850,000	1,015,425
Anadarko Petroleum Corporation	8.70	3-15-2019	450,000	548,438
Apache Corporation	3.25	4-15-2022	362,000	363,761
Apache Corporation	3.63	2-1-2021	500,000	522,222
Apache Corporation	4.25	1-15-2044	250,000	228,763
Apache Corporation	4.75	4-15-2043	1,000,000	963,490
Apache Corporation	5.10	9-1-2040	575,000	578,321
Apache Corporation	5.25	2-1-2042	100,000	104,086
Apache Corporation	5.63	1-15-2017	380,000	406,188
Apache Corporation	6.00	1-15-2037	500,000	567,468
BJ Services Company	6.00	6-1-2018	150,000	168,936
Boardwalk Pipelines LP	3.38	2-1-2023	100,000	91,869
Boardwalk Pipelines LP	5.75	9-15-2019	150,000	160,346
Boardwalk Pipelines LP	5.88	11-15-2016	100,000	103,965
Buckeye Partners LP	4.15	7-1-2023	250,000	247,659
Buckeye Partners LP	4.88	2-1-2021	560,000	584,984

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Buckeye Partners LP	5.50%	8-15-2019	$150,000	$163,020
Buckeye Partners LP	5.85	11-15-2043	200,000	198,658
Buckeye Partners LP	6.05	1-15-2018	100,000	108,799
Chevron Corporation	1.10	12-5-2017	1,000,000	998,812
Chevron Corporation	1.72	6-24-2018	2,000,000	2,019,634
Chevron Corporation	1.96	3-3-2020	1,250,000	1,252,781
Chevron Corporation	2.19	11-15-2019	100,000	101,682
Chevron Corporation	2.36	12-5-2022	750,000	729,139
Chevron Corporation	3.19	6-24-2023	1,000,000	1,024,229
Chevron Corporation	4.95	3-3-2019	500,000	559,539
Columbia Pipeline Group Incorporated 144A	3.30	6-1-2020	900,000	910,026
Columbia Pipeline Group Incorporated 144A	5.80	6-1-2045	200,000	206,852
ConocoPhillips Company	1.05	12-15-2017	250,000	248,929
ConocoPhillips Company	1.50	5-15-2018	1,000,000	1,001,930
ConocoPhillips Company	2.40	12-15-2022	500,000	485,903
ConocoPhillips Company	2.88	11-15-2021	500,000	509,360
ConocoPhillips Company	3.35	11-15-2024	750,000	757,842
ConocoPhillips Company	3.35	5-15-2025	500,000	504,640
ConocoPhillips Company	4.30	11-15-2044	300,000	296,599
ConocoPhillips Company	5.20	5-15-2018	250,000	276,745
ConocoPhillips Company	5.75	2-1-2019	1,000,000	1,139,668
ConocoPhillips Company	5.90	10-15-2032	250,000	302,320
ConocoPhillips Company	5.90	5-15-2038	100,000	119,926
ConocoPhillips Company	6.00	1-15-2020	750,000	876,569
ConocoPhillips Company	6.95	4-15-2029	800,000	1,053,510
Continental Resources Incorporated	4.50	4-15-2023	2,000,000	1,967,014
Devon Energy Corporation	3.25	5-15-2022	500,000	501,266
Devon Energy Corporation	4.00	7-15-2021	200,000	212,448
Devon Energy Corporation	4.75	5-15-2042	500,000	496,329
Devon Energy Corporation	5.60	7-15-2041	200,000	217,560
Devon Energy Corporation	6.30	1-15-2019	600,000	682,123
Devon Energy Corporation	7.95	4-15-2032	500,000	667,478
Dominion Gas Holdings LLC	4.80	11-1-2043	500,000	531,425
El Paso Natural Gas Company	5.95	4-15-2017	150,000	160,964
El Paso Natural Gas Company	8.38	6-15-2032	650,000	799,669
El Paso Pipeline Partners Operating LLC	4.70	11-1-2042	100,000	87,351
Enable Midstream Partners LP 144A	3.90	5-15-2024	1,000,000	952,774
Enbridge Energy Partners LP	5.20	3-15-2020	380,000	415,544
Enbridge Energy Partners LP	5.50	9-15-2040	200,000	203,786
Enbridge Energy Partners LP	5.88	12-15-2016	65,000	69,118
Enbridge Energy Partners LP	6.50	4-15-2018	200,000	222,809
Enbridge Energy Partners LP	7.50	4-15-2038	270,000	327,753
Enbridge Energy Partners LP	9.88	3-1-2019	125,000	156,216
Energy Transfer Partners LP	3.60	2-1-2023	300,000	291,501
Energy Transfer Partners LP	4.15	10-1-2020	300,000	312,648
Energy Transfer Partners LP	4.65	6-1-2021	100,000	105,584
Energy Transfer Partners LP	4.90	2-1-2024	300,000	314,793
Energy Transfer Partners LP	5.15	2-1-2043	200,000	191,500
Energy Transfer Partners LP	5.15	3-15-2045	400,000	373,549
Energy Transfer Partners LP	5.20	2-1-2022	500,000	533,839
Energy Transfer Partners LP	5.95	10-1-2043	200,000	208,386
Energy Transfer Partners LP	6.05	6-1-2041	300,000	313,783
Energy Transfer Partners LP	6.13	2-15-2017	55,000	59,004
Energy Transfer Partners LP	6.50	2-1-2042	500,000	549,740
Energy Transfer Partners LP	6.63	10-15-2036	230,000	253,091
Energy Transfer Partners LP	6.70	7-1-2018	100,000	113,334
Energy Transfer Partners LP	7.50	7-1-2038	100,000	120,763
Energy Transfer Partners LP	8.25	11-15-2029	125,000	164,709
Energy Transfer Partners LP	9.00	4-15-2019	500,000	613,637
Eni Lasmo plc	7.30	11-15-2027	200,000	262,650
Enlink Midstream Partners LP	2.70	4-1-2019	250,000	249,442
Enlink Midstream Partners LP	4.40	4-1-2024	250,000	255,958
Enlink Midstream Partners LP	5.60	4-1-2044	250,000	257,979
Enterprise Products Operating LLC	1.65	5-7-2018	200,000	200,198
Enterprise Products Operating LLC	2.55	10-15-2019	500,000	505,971
Enterprise Products Operating LLC	3.35	3-15-2023	850,000	850,089
Enterprise Products Operating LLC	3.75	2-15-2025	500,000	507,644
Enterprise Products Operating LLC	3.90	2-15-2024	300,000	309,866

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC	4.05%	2-15-2022	$250,000	$263,672
Enterprise Products Operating LLC	4.45	2-15-2043	250,000	235,972
Enterprise Products Operating LLC	4.85	3-15-2044	400,000	400,053
Enterprise Products Operating LLC	4.90	5-15-2046	350,000	353,143
Enterprise Products Operating LLC	5.10	2-15-2045	500,000	512,758
Enterprise Products Operating LLC	5.20	9-1-2020	500,000	564,093
Enterprise Products Operating LLC	5.25	1-31-2020	700,000	786,724
Enterprise Products Operating LLC	5.70	2-15-2042	200,000	224,680
Enterprise Products Operating LLC	5.95	2-1-2041	100,000	113,663
Enterprise Products Operating LLC	6.13	10-15-2039	1,000,000	1,157,198
Enterprise Products Operating LLC	6.30	9-15-2017	400,000	443,146
Enterprise Products Operating LLC	6.65	4-15-2018	250,000	283,721
Enterprise Products Operating LLC	7.55	4-15-2038	100,000	132,865
Enterprise Products Operating LLC Series D	6.88	3-1-2033	400,000	496,466
EOG Resources Incorporated	2.63	3-15-2023	450,000	443,185
EOG Resources Incorporated	3.90	4-1-2035	200,000	195,426
EOG Resources Incorporated	4.10	2-1-2021	200,000	216,670
EOG Resources Incorporated	4.40	6-1-2020	300,000	332,466
EOG Resources Incorporated	5.63	6-1-2019	75,000	85,664
EOG Resources Incorporated	6.88	10-1-2018	400,000	467,252
EQT Corporation	4.88	11-15-2021	300,000	319,157
EQT Corporation	8.13	6-1-2019	325,000	387,048
Equitable Resources Incorporated	6.50	4-1-2018	100,000	110,994
Exxon Mobil Corporation	0.92	3-15-2017	500,000	501,403
Exxon Mobil Corporation	1.82	3-15-2019	1,000,000	1,005,291
Exxon Mobil Corporation	2.71	3-6-2025	2,000,000	1,983,164
Exxon Mobil Corporation	3.18	3-15-2024	500,000	523,163
Exxon Mobil Corporation	3.57	3-6-2045	500,000	474,304
Gulf South Pipeline Company LP	4.00	6-15-2022	200,000	192,996
Hess Corporation	5.60	2-15-2041	300,000	319,151
Hess Corporation	6.00	1-15-2040	350,000	384,539
Hess Corporation	7.30	8-15-2031	384,000	465,415
Hess Corporation	7.88	10-1-2029	280,000	363,229
Hess Corporation	8.13	2-15-2019	500,000	599,741
Kerr-McGee Corporation	6.95	7-1-2024	200,000	248,886
Kinder Morgan Energy Partners LP	3.45	2-15-2023	250,000	240,987
Kinder Morgan Energy Partners LP	3.50	3-1-2021	300,000	300,209
Kinder Morgan Energy Partners LP	3.50	9-1-2023	250,000	241,148
Kinder Morgan Energy Partners LP	3.95	9-1-2022	375,000	378,011
Kinder Morgan Energy Partners LP	4.30	6-1-2025	1,750,000	1,749,580
Kinder Morgan Energy Partners LP	5.00	8-15-2042	250,000	228,550
Kinder Morgan Energy Partners LP	5.00	3-1-2043	225,000	208,354
Kinder Morgan Energy Partners LP	5.30	9-15-2020	125,000	137,273
Kinder Morgan Energy Partners LP	5.50	3-1-2044	300,000	290,768
Kinder Morgan Energy Partners LP	5.55	6-1-2045	1,500,000	1,466,007
Kinder Morgan Energy Partners LP	5.80	3-1-2021	1,000,000	1,115,889
Kinder Morgan Energy Partners LP	5.80	3-15-2035	100,000	101,899
Kinder Morgan Energy Partners LP	5.95	2-15-2018	500,000	550,323
Kinder Morgan Energy Partners LP	6.00	2-1-2017	1,000,000	1,071,266
Kinder Morgan Energy Partners LP	6.38	3-1-2041	500,000	527,512
Kinder Morgan Energy Partners LP	6.50	9-1-2039	750,000	793,663
Kinder Morgan Energy Partners LP	6.95	1-15-2038	500,000	557,753
Magellan Midstream Partners LP	5.15	10-15-2043	200,000	210,725
Magellan Midstream Partners LP	6.40	7-15-2018	100,000	111,838
Magellan Midstream Partners LP	6.55	7-15-2019	575,000	667,967
Marathon Oil Corporation	2.80	11-1-2022	600,000	575,896
Marathon Oil Corporation	6.00	10-1-2017	625,000	687,164
Marathon Oil Corporation	6.60	10-1-2037	450,000	527,076
Marathon Petroleum Corporation	3.63	9-15-2024	500,000	504,107
Marathon Petroleum Corporation	4.75	9-15-2044	500,000	484,688
Marathon Petroleum Corporation	5.13	3-1-2021	35,000	38,953
Marathon Petroleum Corporation	6.50	3-1-2041	545,000	645,840
Murphy Oil Corporation	2.50	12-1-2017	500,000	501,780
Murphy Oil Corporation	5.13	12-1-2042	250,000	212,457
Murphy Oil Corporation	7.05	5-1-2029	200,000	229,377
Nabors Industries Incorporated	5.00	9-15-2020	300,000	310,660
Nabors Industries Incorporated	6.15	2-15-2018	500,000	541,611
Nabors Industries Incorporated	9.25	1-15-2019	500,000	577,995
Nextera Energy Capital	4.50	6-1-2021	200,000	217,591

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Noble Energy Incorporated	3.90%	11-15-2024	$300,000	$303,061
Noble Energy Incorporated	4.15	12-15-2021	500,000	527,414
Noble Energy Incorporated	5.05	11-15-2044	500,000	500,086
Noble Energy Incorporated	6.00	3-1-2041	565,000	619,755
Noble Energy Incorporated	8.25	3-1-2019	350,000	420,366
Northwest Pipeline Corporation	6.05	6-15-2018	170,000	189,830
Occidental Petroleum Corporation	1.50	2-15-2018	250,000	250,002
Occidental Petroleum Corporation	1.75	2-15-2017	500,000	506,624
Occidental Petroleum Corporation	2.70	2-15-2023	500,000	491,165
Occidental Petroleum Corporation	3.13	2-15-2022	500,000	510,181
Occidental Petroleum Corporation	4.10	2-1-2021	460,000	502,533
Occidental Petroleum Corporation	4.13	6-1-2016	400,000	413,590
ONEOK Partners LP	3.20	9-15-2018	125,000	127,828
ONEOK Partners LP	3.38	10-1-2022	1,000,000	959,499
ONEOK Partners LP	6.13	2-1-2041	500,000	493,982
ONEOK Partners LP	6.15	10-1-2016	200,000	212,074
ONEOK Partners LP	6.20	9-15-2043	179,000	180,673
ONEOK Partners LP	6.85	10-15-2037	500,000	535,914
ONEOK Partners LP	8.63	3-1-2019	350,000	418,788
Phillips 66	2.95	5-1-2017	1,000,000	1,030,228
Phillips 66	4.30	4-1-2022	1,000,000	1,074,977
Phillips 66	4.65	11-15-2034	200,000	202,551
Phillips 66	4.88	11-15-2044	200,000	200,345
Phillips 66	5.88	5-1-2042	750,000	847,829
Pioneer Natural Resources Company	3.95	7-15-2022	1,000,000	1,026,771
Plains All American Pipeline LP	2.60	12-15-2019	200,000	200,370
Plains All American Pipeline LP	3.60	11-1-2024	300,000	294,631
Plains All American Pipeline LP	3.65	6-1-2022	500,000	512,407
Plains All American Pipeline LP	3.85	10-15-2023	500,000	504,589
Plains All American Pipeline LP	4.90	2-15-2045	250,000	245,026
Plains All American Pipeline LP	5.00	2-1-2021	200,000	220,557
Plains All American Pipeline LP	5.15	6-1-2042	500,000	503,706
Plains All American Pipeline LP	6.50	5-1-2018	150,000	169,605
Plains All American Pipeline LP	6.65	1-15-2037	200,000	237,408
Plains All American Pipeline LP	8.75	5-1-2019	400,000	494,086
Rowan Companies Incorporated	4.75	1-15-2024	200,000	193,156
Rowan Companies Incorporated	5.40	12-1-2042	150,000	124,211
Rowan Companies Incorporated	5.85	1-15-2044	200,000	174,109
Rowan Companies Incorporated	7.88	8-1-2019	300,000	338,238
Southern Natural Gas Company	4.40	6-15-2021	1,000,000	1,042,479
Southern Natural Gas Company 144A	5.90	4-1-2017	500,000	535,125
SouthWestern Energy Company	4.10	3-15-2022	1,000,000	1,000,363
Spectra Energy Capital LLC	3.30	3-15-2023	200,000	187,791
Spectra Energy Capital LLC	4.60	6-15-2021	100,000	108,019
Spectra Energy Capital LLC	7.50	9-15-2038	100,000	116,598
Spectra Energy Capital LLC	8.00	10-1-2019	100,000	119,917
Spectra Energy Partners LP	2.95	9-25-2018	500,000	514,137
Spectra Energy Partners LP	4.75	3-15-2024	350,000	379,933
Sunoco Logistics Partners LP	3.45	1-15-2023	200,000	193,882
Sunoco Logistics Partners LP	4.95	1-15-2043	150,000	137,377
Sunoco Logistics Partners LP	5.30	4-1-2044	500,000	480,788
Sunoco Logistics Partners LP	5.35	5-15-2045	200,000	193,939
Sunoco Logistics Partners LP	6.85	2-15-2040	250,000	291,562
TC Pipelines LP	4.65	6-15-2021	300,000	315,350
Tennessee Gas Pipeline Company	7.00	10-15-2028	250,000	300,260
Texas Eastern Transmission LP	7.00	7-15-2032	325,000	413,501
Transcontinental Gas Pipe Line Corporation	6.05	6-15-2018	105,000	117,089
Valero Energy Corporation	6.13	6-15-2017	500,000	546,748
Valero Energy Corporation	6.13	2-1-2020	65,000	75,301
Valero Energy Corporation	6.63	6-15-2037	1,000,000	1,181,382
Valero Energy Corporation	7.50	4-15-2032	300,000	376,894
Valero Energy Corporation	9.38	3-15-2019	250,000	311,345
Western Gas Partners LP	4.00	7-1-2022	400,000	407,963
Western Gas Partners LP	5.45	4-1-2044	500,000	520,764
Williams Companies Incorporated	3.70	1-15-2023	500,000	487,078
Williams Companies Incorporated	4.55	6-24-2024	650,000	663,833
Williams Companies Incorporated	7.88	9-1-2021	200,000	244,525
Williams Companies Incorporated	8.75	3-15-2032	275,000	352,253

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Williams Partners LP	3.35%	8-15-2022	$250,000	$244,227
Williams Partners LP	3.60	3-15-2022	1,500,000	1,489,169
Williams Partners LP	4.13	11-15-2020	300,000	316,798
Williams Partners LP	4.30	3-4-2024	500,000	511,513
Williams Partners LP	4.50	11-15-2023	400,000	416,487
Williams Partners LP	5.10	9-15-2045	1,000,000	941,412
Williams Partners LP	5.25	3-15-2020	640,000	712,570
Williams Partners LP	5.80	11-15-2043	1,000,000	1,022,162
Williams Partners LP	6.30	4-15-2040	390,000	423,681
XTO Energy Incorporated	6.50	12-15-2018	500,000	586,753

				110,150,719

Financials : 6.80%

Banks : 2.04%
ABB Finance (USA) Incorporated	1.63	5-8-2017	100,000	101,005
ABB Finance (USA) Incorporated	2.88	5-8-2022	1,100,000	1,106,304
ABB Finance (USA) Incorporated	4.38	5-8-2042	37,000	39,140
Bank of America Corporation	1.70	8-25-2017	500,000	501,827
Bank of America Corporation	1.95	5-12-2018	250,000	250,998
Bank of America Corporation	2.00	1-11-2018	750,000	755,130
Bank of America Corporation	2.60	1-15-2019	554,000	562,608
Bank of America Corporation	3.30	1-11-2023	1,600,000	1,600,182
Bank of America Corporation	3.75	7-12-2016	2,000,000	2,057,486
Bank of America Corporation	3.95	4-21-2025	3,000,000	2,966,520
Bank of America Corporation	4.00	4-1-2024	2,500,000	2,600,310
Bank of America Corporation	4.13	1-22-2024	1,250,000	1,307,945
Bank of America Corporation	4.20	8-26-2024	1,700,000	1,723,584
Bank of America Corporation	5.00	1-21-2044	1,200,000	1,295,236
Bank of America Corporation	5.30	3-15-2017	275,000	292,700
Bank of America Corporation	5.49	3-15-2019	250,000	276,045
Bank of America Corporation	5.63	10-14-2016	100,000	105,697
Bank of America Corporation	5.63	7-1-2020	1,500,000	1,712,142
Bank of America Corporation	5.70	1-24-2022	2,000,000	2,315,262
Bank of America Corporation	5.75	12-1-2017	1,500,000	1,645,157
Bank of America Corporation	5.88	1-5-2021	500,000	576,759
Bank of America Corporation	5.88	2-7-2042	500,000	611,603
Bank of America Corporation	6.00	9-1-2017	1,000,000	1,092,361
Bank of America Corporation	6.00	10-15-2036	800,000	985,124
Bank of America Corporation	6.50	8-1-2016	1,850,000	1,960,523
Bank of America Corporation	7.63	6-1-2019	2,500,000	2,997,268
Bank One Corporation	7.63	10-15-2026	240,000	310,938
Bank One Corporation	8.00	4-29-2027	550,000	735,716
Branch Banking & Trust Corporation	1.35	10-1-2017	1,200,000	1,203,648
Branch Banking & Trust Corporation	2.15	3-22-2017	500,000	508,898
Branch Banking & Trust Corporation	2.30	10-15-2018	500,000	511,633
Branch Banking & Trust Corporation	3.80	10-30-2026	400,000	415,010
Branch Banking & Trust Corporation	3.95	3-22-2022	500,000	526,298
Branch Banking & Trust Corporation	5.63	9-15-2016	100,000	105,730
Branch Banking & Trust Corporation	6.85	4-30-2019	500,000	589,104
Citigroup Incorporated	1.35	3-10-2017	2,000,000	2,001,656
Citigroup Incorporated	1.55	8-14-2017	1,100,000	1,099,584
Citigroup Incorporated	1.75	5-1-2018	100,000	99,957
Citigroup Incorporated	2.50	9-26-2018	400,000	407,020
Citigroup Incorporated	2.50	7-29-2019	1,000,000	1,007,044
Citigroup Incorporated	3.30	4-27-2025	1,250,000	1,226,849
Citigroup Incorporated	3.38	3-1-2023	632,000	642,209
Citigroup Incorporated	3.50	5-15-2023	500,000	496,121
Citigroup Incorporated	3.75	6-16-2024	1,550,000	1,594,570
Citigroup Incorporated	3.88	10-25-2023	850,000	884,422
Citigroup Incorporated	3.95	6-15-2016	1,000,000	1,030,260
Citigroup Incorporated	4.05	7-30-2022	400,000	416,435
Citigroup Incorporated	4.50	1-14-2022	1,500,000	1,638,909
Citigroup Incorporated	4.95	11-7-2043	200,000	218,472
Citigroup Incorporated	5.38	8-9-2020	500,000	565,671
Citigroup Incorporated	5.50	2-15-2017	1,000,000	1,066,306
Citigroup Incorporated	5.50	9-13-2025	1,000,000	1,112,579
Citigroup Incorporated	5.88	1-30-2042	500,000	602,241

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Citigroup Incorporated	6.00%	8-15-2017	$100,000	$109,421
Citigroup Incorporated	6.00	10-31-2033	725,000	833,058
Citigroup Incorporated	6.13	11-21-2017	1,000,000	1,105,618
Citigroup Incorporated	6.13	5-15-2018	3,000,000	3,358,698
Citigroup Incorporated	6.13	8-25-2036	500,000	586,172
Citigroup Incorporated	6.88	3-5-2038	1,300,000	1,714,145
Citigroup Incorporated	8.13	7-15-2039	855,000	1,283,230
Citigroup Incorporated	8.50	5-22-2019	900,000	1,109,909
City National Corporation	5.25	9-15-2020	200,000	228,643
Comerica Bank	5.75	11-21-2016	500,000	533,261
Comerica Incorporated	3.80	7-22-2026	250,000	247,552
Commonwealth Bank of Australia (New York)	1.13	3-13-2017	1,000,000	1,002,858
Commonwealth Bank of Australia (New York)	1.90	9-18-2017	250,000	253,759
Commonwealth Bank of Australia (New York)	2.25	3-13-2019	1,000,000	1,012,333
Commonwealth Bank of Australia (New York)	2.50	9-20-2018	500,000	514,064
Compass Bank	2.75	9-29-2019	250,000	251,786
Compass Bank	6.40	10-1-2017	250,000	272,782
Credit Suisse (New York)	1.38	5-26-2017	2,000,000	2,001,276
Discover Bank	3.20	8-9-2021	500,000	498,568
Discover Bank	4.20	8-8-2023	500,000	512,938
Discover Bank	4.25	3-13-2026	250,000	254,583
Fifth Third Bancorp	1.15	11-18-2016	350,000	350,595
Fifth Third Bancorp	2.30	3-1-2019	1,000,000	1,008,739
Fifth Third Bancorp	4.30	1-16-2024	500,000	522,602
Fifth Third Bancorp	5.45	1-15-2017	500,000	532,412
Fifth Third Bancorp	8.25	3-1-2038	750,000	1,090,996
Fifth Third Bank	2.88	10-1-2021	300,000	300,658
HSBC Bank USA NA	1.63	1-16-2018	500,000	501,852
HSBC Bank USA NA	2.25	6-23-2019	1,900,000	1,894,444
HSBC Bank USA NA	4.88	8-24-2020	800,000	895,373
HSBC Bank USA NA	5.00	9-27-2020	500,000	560,772
HSBC Bank USA NA	5.63	8-15-2035	225,000	263,996
HSBC Bank USA NA	7.00	1-15-2039	500,000	679,853
Huntington Bancshares Incorporated	2.60	8-2-2018	250,000	254,233
Huntington Bancshares Incorporated	7.00	12-15-2020	25,000	29,881
Huntington National Bank	1.30	11-20-2016	265,000	263,329
JPMorgan Chase & Company	1.35	2-15-2017	2,000,000	2,005,958
JPMorgan Chase & Company	1.80	1-25-2018	500,000	503,741
JPMorgan Chase & Company	2.00	8-15-2017	1,500,000	1,518,693
JPMorgan Chase & Company	2.25	1-23-2020	1,750,000	1,740,741
JPMorgan Chase & Company	2.35	1-28-2019	500,000	505,938
JPMorgan Chase & Company	3.13	1-23-2025	1,000,000	976,088
JPMorgan Chase & Company	3.20	1-25-2023	1,000,000	1,002,135
JPMorgan Chase & Company	3.25	9-23-2022	1,500,000	1,514,765
JPMorgan Chase & Company	3.38	5-1-2023	1,000,000	990,863
JPMorgan Chase & Company	3.63	5-13-2024	2,000,000	2,037,840
JPMorgan Chase & Company	4.13	12-15-2026	1,000,000	1,007,031
JPMorgan Chase & Company	4.25	10-15-2020	1,000,000	1,083,127
JPMorgan Chase & Company	4.35	8-15-2021	2,000,000	2,169,222
JPMorgan Chase & Company	4.40	7-22-2020	1,500,000	1,636,470
JPMorgan Chase & Company	4.50	1-24-2022	1,500,000	1,637,630
JPMorgan Chase & Company	4.63	5-10-2021	1,500,000	1,650,818
JPMorgan Chase & Company	5.40	1-6-2042	750,000	856,739
JPMorgan Chase & Company	5.60	7-15-2041	1,100,000	1,294,401
JPMorgan Chase & Company	5.63	8-16-2043	200,000	225,047
JPMorgan Chase & Company	6.00	10-1-2017	1,250,000	1,376,290
JPMorgan Chase & Company	6.00	1-15-2018	1,000,000	1,111,203
JPMorgan Chase & Company	6.30	4-23-2019	1,500,000	1,729,139
JPMorgan Chase & Company	6.40	5-15-2038	1,350,000	1,717,258
KeyBank NA	1.10	11-25-2016	300,000	300,323
KeyBank NA	1.65	2-1-2018	400,000	401,139
KeyCorp	2.30	12-13-2018	300,000	303,983
KeyCorp	5.10	3-24-2021	500,000	562,922
Manufacturers & Traders Trust Company	1.25	1-30-2017	355,000	355,374
Manufacturers & Traders Trust Company	1.40	7-25-2017	300,000	300,625
Manufacturers & Traders Trust Company	2.25	7-25-2019	850,000	855,568
Manufacturers & Traders Trust Company	6.63	12-4-2017	500,000	561,046
MUFG Capital Finance 1 Limited ±	6.35	7-29-2049	1,000,000	1,048,800

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
PNC Bank NA	1.13%	1-27-2017	$500,000	$500,720
PNC Bank NA	1.50	10-18-2017	500,000	502,420
PNC Bank NA	2.25	7-2-2019	750,000	757,722
PNC Bank NA	2.70	11-1-2022	350,000	342,084
PNC Bank NA	2.95	1-30-2023	300,000	296,382
PNC Bank NA	3.30	10-30-2024	500,000	509,345
PNC Bank NA	3.80	7-25-2023	300,000	312,849
PNC Bank NA	4.20	11-1-2025	1,500,000	1,598,654
PNC Bank NA	6.00	12-7-2017	500,000	554,039
PNC Bank NA	6.88	4-1-2018	175,000	198,853
Regions Financial Corporation	2.00	5-15-2018	300,000	299,998
Sovereign Bank	8.75	5-30-2018	250,000	292,795
SunTrust Bank Incorporated	6.00	9-11-2017	750,000	824,615
SunTrust Bank Incorporated	7.25	3-15-2018	500,000	571,358
SVB Financial Group	5.38	9-15-2020	160,000	180,257
Union Bank NA	2.13	6-16-2017	250,000	253,816
Union Bank NA	2.63	9-26-2018	500,000	513,203
UnionBanCal Corporation	3.50	6-18-2022	200,000	205,757
US Bancorp NA	1.95	11-15-2018	250,000	253,680
US Bancorp NA	2.20	4-25-2019	1,000,000	1,017,973
US Bancorp NA	2.95	7-15-2022	575,000	576,342
US Bancorp NA	3.00	3-15-2022	500,000	510,722
US Bancorp NA	3.60	9-11-2024	500,000	510,682
US Bancorp NA	4.13	5-24-2021	1,000,000	1,097,790
US Bank NA	1.10	1-30-2017	1,000,000	1,003,711
US Bank NA	1.38	9-11-2017	500,000	502,184
Wachovia Bank NA (l)	5.85	2-1-2037	1,000,000	1,225,223
Wachovia Bank NA (l)	6.60	1-15-2038	600,000	807,971
Wachovia Corporation (l)	5.50	8-1-2035	700,000	803,592
Wachovia Corporation (l)	5.63	10-15-2016	1,200,000	1,274,585
Wachovia Corporation (l)	5.75	6-15-2017	1,000,000	1,091,604
Wachovia Corporation (l)	5.75	2-1-2018	1,000,000	1,111,132
Wells Fargo & Company (l)	1.25	7-20-2016	1,250,000	1,254,454
Wells Fargo & Company (l)	1.50	1-16-2018	1,000,000	1,004,870
Wells Fargo & Company (l)	2.10	5-8-2017	1,000,000	1,020,355
Wells Fargo & Company (l)	2.15	1-30-2020	2,500,000	2,498,228
Wells Fargo & Company (l)	2.63	12-15-2016	1,000,000	1,024,321
Wells Fargo & Company (l)	3.30	9-9-2024	1,500,000	1,508,547
Wells Fargo & Company (l)	3.45	2-13-2023	750,000	759,709
Wells Fargo & Company (l)	3.50	3-8-2022	1,000,000	1,048,321
Wells Fargo & Company (l)	3.68	6-15-2016	1,000,000	1,029,206
Wells Fargo & Company (l)	4.10	6-3-2026	1,000,000	1,029,677
Wells Fargo & Company (l)	4.13	8-15-2023	1,000,000	1,057,484
Wells Fargo & Company (l)	4.60	4-1-2021	1,250,000	1,390,721
Wells Fargo & Company (l)	5.38	11-2-2043	1,000,000	1,103,755
Wells Fargo & Company (l)	5.61	1-15-2044	1,000,000	1,129,947
Wells Fargo & Company (l)	5.63	12-11-2017	1,500,000	1,657,608
Wells Fargo Bank NA (l)	5.95	8-26-2036	350,000	434,834
Wells Fargo Capital X (l)	5.95	12-1-2086	500,000	508,750

				154,234,347

Capital Markets : 1.21%
AGL Capital Corporation	4.40	6-1-2043	200,000	206,113
AGL Capital Corporation	5.88	3-15-2041	570,000	700,337
Ameriprise Financial Incorporated	4.00	10-15-2023	500,000	533,764
Ameriprise Financial Incorporated	5.30	3-15-2020	300,000	343,303
Ameriprise Financial Incorporated	7.30	6-28-2019	65,000	77,917
AmeriTech Capital Funding Corporation	6.45	1-15-2018	300,000	334,389
Ares Capital Corporation	3.88	1-15-2020	400,000	406,546
Ares Capital Corporation	4.88	11-30-2018	100,000	105,899
Bank of New York Mellon Corporation	1.35	3-6-2018	350,000	349,997
Bank of New York Mellon Corporation	2.10	1-15-2019	300,000	301,580
Bank of New York Mellon Corporation	2.30	7-28-2016	1,500,000	1,526,766
Bank of New York Mellon Corporation	3.40	5-15-2024	1,000,000	1,029,137
Bank of New York Mellon Corporation	3.55	9-23-2021	600,000	634,993
Bank of New York Mellon Corporation	3.95	11-18-2025	250,000	269,594
Bank of New York Mellon Corporation	4.15	2-1-2021	100,000	109,205
Bank of New York Mellon Corporation	5.45	5-15-2019	1,000,000	1,131,580

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Capital Markets (continued)
Bear Stearns Companies Incorporated	5.55%	1-22-2017	$1,025,000	$1,091,614
Bear Stearns Companies Incorporated	6.40	10-2-2017	620,000	688,216
Bear Stearns Companies Incorporated	7.25	2-1-2018	1,500,000	1,713,119
BlackRock Incorporated	3.38	6-1-2022	500,000	523,235
BlackRock Incorporated	4.25	5-24-2021	500,000	552,350
BlackRock Incorporated	5.00	12-10-2019	250,000	282,245
BlackRock Incorporated	6.25	9-15-2017	350,000	389,582
Charles Schwab Corporation	2.20	7-25-2018	150,000	153,039
Charles Schwab Corporation	3.23	9-1-2022	425,000	433,197
Charles Schwab Corporation	4.45	7-22-2020	200,000	222,757
Eaton Vance Corporation	3.63	6-15-2023	100,000	102,613
Eaton Vance Corporation	6.50	10-2-2017	30,000	33,231
Franklin Resources Incorporated	2.80	9-15-2022	300,000	301,610
Franklin Resources Incorporated	4.63	5-20-2020	250,000	278,100
FS Investment Corporation	4.00	7-15-2019	250,000	255,364
Goldman Sachs Group Incorporated	3.63	1-22-2023	1,500,000	1,526,741
Goldman Sachs Group Incorporated	3.75	5-22-2025	500,000	504,725
Goldman Sachs Group Incorporated	3.85	7-8-2024	2,000,000	2,037,918
Goldman Sachs Group Incorporated	4.80	7-8-2044	1,000,000	1,036,678
Goldman Sachs Group Incorporated	5.15	5-22-2045	750,000	766,890
Goldman Sachs Group Incorporated	5.25	7-27-2021	1,100,000	1,240,591
Goldman Sachs Group Incorporated	5.38	3-15-2020	1,500,000	1,684,890
Goldman Sachs Group Incorporated	5.75	10-1-2016	500,000	530,539
Goldman Sachs Group Incorporated	5.75	1-24-2022	2,000,000	2,303,152
Goldman Sachs Group Incorporated	5.95	1-18-2018	2,000,000	2,210,736
Goldman Sachs Group Incorporated	5.95	1-15-2027	1,070,000	1,233,445
Goldman Sachs Group Incorporated	6.00	6-15-2020	1,000,000	1,153,775
Goldman Sachs Group Incorporated	6.13	2-15-2033	1,000,000	1,226,061
Goldman Sachs Group Incorporated	6.15	4-1-2018	1,750,000	1,952,738
Goldman Sachs Group Incorporated	6.25	9-1-2017	1,250,000	1,374,623
Goldman Sachs Group Incorporated	6.25	2-1-2041	1,500,000	1,852,494
Goldman Sachs Group Incorporated	6.45	5-1-2036	1,000,000	1,179,656
Goldman Sachs Group Incorporated	6.75	10-1-2037	925,000	1,131,392
Goldman Sachs Group Incorporated	7.50	2-15-2019	2,300,000	2,721,703
Jefferies Group Incorporated	5.13	1-20-2023	1,000,000	1,041,380
Jefferies Group Incorporated	6.25	1-15-2036	150,000	150,010
Jefferies Group Incorporated	6.45	6-8-2027	150,000	159,154
Jefferies Group Incorporated	6.50	1-20-2043	250,000	244,838
Jefferies Group Incorporated	6.88	4-15-2021	150,000	172,929
Jefferies Group Incorporated	8.50	7-15-2019	700,000	839,575
Legg Mason Incorporated	5.63	1-15-2044	600,000	668,644
Morgan Stanley	2.13	4-25-2018	943,000	950,399
Morgan Stanley	3.70	10-23-2024	1,000,000	1,016,826
Morgan Stanley	3.75	2-25-2023	1,175,000	1,210,929
Morgan Stanley	3.88	4-29-2024	1,000,000	1,027,841
Morgan Stanley	3.95	4-23-2027	1,000,000	974,200
Morgan Stanley	4.10	5-22-2023	750,000	769,079
Morgan Stanley	4.35	9-8-2026	1,250,000	1,268,534
Morgan Stanley	4.75	3-22-2017	1,000,000	1,060,017
Morgan Stanley	4.88	11-1-2022	906,000	976,071
Morgan Stanley	5.00	11-24-2025	750,000	807,143
Morgan Stanley	5.45	1-9-2017	1,000,000	1,063,314
Morgan Stanley	5.50	1-26-2020	1,000,000	1,128,437
Morgan Stanley	5.50	7-24-2020	500,000	568,295
Morgan Stanley	5.50	7-28-2021	1,570,000	1,797,419
Morgan Stanley	5.55	4-27-2017	850,000	915,695
Morgan Stanley	5.63	9-23-2019	2,000,000	2,261,324
Morgan Stanley	5.75	10-18-2016	1,500,000	1,593,045
Morgan Stanley	5.75	1-25-2021	1,250,000	1,442,594
Morgan Stanley	6.25	8-9-2026	300,000	367,905
Morgan Stanley	6.38	7-24-2042	1,000,000	1,268,246
Morgan Stanley	6.63	4-1-2018	2,500,000	2,828,063
Morgan Stanley	7.25	4-1-2032	470,000	631,500
Morgan Stanley	7.30	5-13-2019	400,000	473,987
Northern Trust Corporation	3.45	11-4-2020	500,000	532,265
Northern Trust Corporation	3.95	10-30-2025	250,000	263,362
Raymond James Financial Incorporated	8.60	8-15-2019	100,000	122,910
Stifel Financial Corporation	4.25	7-18-2024	200,000	200,774

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
TD Ameritrade Holding Corporation	3.63%	4-1-2025	$200,000	$206,997
TD Ameritrade Holding Corporation	5.60	12-1-2019	200,000	230,143
Vesey Street Investment Trust I	4.40	9-1-2016	1,500,000	1,557,602

				75,541,585

Consumer Finance : 0.86%
Ahold Finance USA LLC	6.88	5-1-2029	300,000	379,782
American Express Centurion Bank	6.00	9-13-2017	500,000	550,397
American Express Company	1.55	5-22-2018	375,000	373,592
American Express Company	2.65	12-2-2022	575,000	561,655
American Express Company	4.05	12-3-2042	905,000	852,878
American Express Company	5.50	9-12-2016	500,000	529,037
American Express Company ±	6.80	9-1-2066	200,000	207,750
American Express Company	7.00	3-19-2018	800,000	914,734
American Express Company	8.13	5-20-2019	500,000	612,910
American Express Credit Corporation	1.13	6-5-2017	1,000,000	997,784
American Express Credit Corporation	1.55	9-22-2017	500,000	502,459
American Express Credit Corporation	2.13	7-27-2018	200,000	203,582
American Express Credit Corporation	2.25	8-15-2019	1,000,000	1,006,756
American Express Credit Corporation	2.38	3-24-2017	750,000	765,953
American Express Credit Corporation	2.38	5-26-2020	250,000	250,820
American Express Credit Corporation	2.80	9-19-2016	1,000,000	1,024,361
American Honda Finance Corporation	1.13	10-7-2016	400,000	401,990
American Honda Finance Corporation	1.20	7-14-2017	300,000	300,579
American Honda Finance Corporation	1.55	12-11-2017	400,000	403,844
American Honda Finance Corporation	2.13	10-10-2018	300,000	305,957
American Honda Finance Corporation	2.25	8-15-2019	500,000	507,010
Anadarko Finance Company Series B	7.50	5-1-2031	325,000	424,373
Bunge Limited Finance Corporation	8.50	6-15-2019	500,000	610,156
Capital One Bank USA NA	1.30	6-5-2017	1,000,000	996,805
Capital One Bank USA NA	2.15	11-21-2018	250,000	251,711
Capital One Bank USA NA	2.25	2-13-2019	500,000	500,684
Capital One Bank USA NA	2.30	6-5-2019	1,000,000	1,000,349
Capital One Bank USA NA	2.40	9-5-2019	500,000	500,176
Capital One Bank USA NA	3.38	2-15-2023	500,000	496,866
Capital One Bank USA NA	8.80	7-15-2019	750,000	927,714
Capital One Financial Corporation	3.15	7-15-2016	260,000	266,008
Capital One Financial Corporation	4.75	7-15-2021	450,000	497,115
Capital One Financial Corporation	6.15	9-1-2016	500,000	530,584
Capital One Financial Corporation	6.75	9-15-2017	283,000	316,109
Caterpillar Financial Services Corporation	1.00	3-3-2017	500,000	500,889
Caterpillar Financial Services Corporation	1.25	8-18-2017	300,000	301,291
Caterpillar Financial Services Corporation	1.35	9-6-2016	750,000	756,499
Caterpillar Financial Services Corporation	2.05	8-1-2016	500,000	507,953
Caterpillar Financial Services Corporation	2.10	6-9-2019	500,000	505,771
Caterpillar Financial Services Corporation	3.30	6-9-2024	1,000,000	1,025,299
Caterpillar Financial Services Corporation	3.75	11-24-2023	250,000	265,517
Caterpillar Financial Services Corporation	7.15	2-15-2019	250,000	297,156
Daimler Finance North America LLC	8.50	1-18-2031	425,000	646,320
Devon Financing Corporation LLC	7.88	9-30-2031	620,000	819,005
Discover Financial Services	3.85	11-21-2022	550,000	560,636
Discover Financial Services	5.20	4-27-2022	600,000	656,347
Ford Motor Credit Company LLC	2.38	3-12-2019	1,000,000	1,007,528
Ford Motor Credit Company LLC	3.00	6-12-2017	5,200,000	5,332,704
Ford Motor Credit Company LLC	3.66	9-8-2024	300,000	300,598
Ford Motor Credit Company LLC	4.25	9-20-2022	773,000	821,384
Ford Motor Credit Company LLC	4.75	1-15-2043	1,000,000	1,012,501
Ford Motor Credit Company LLC	5.88	8-2-2021	2,000,000	2,316,322
Ford Motor Credit Company LLC	8.00	12-15-2016	600,000	656,752
HSBC Finance Corporation	6.68	1-15-2021	1,179,000	1,386,723
John Deere Capital Corporation	1.05	10-11-2016	200,000	201,004
John Deere Capital Corporation	1.05	12-15-2016	600,000	602,581
John Deere Capital Corporation	1.13	6-12-2017	302,000	303,104
John Deere Capital Corporation	1.30	3-12-2018	550,000	550,444
John Deere Capital Corporation	1.40	3-15-2017	500,000	504,658
John Deere Capital Corporation	1.95	12-13-2018	200,000	202,873

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
John Deere Capital Corporation	2.25%	6-7-2016	$200,000	$203,586
John Deere Capital Corporation	2.80	1-27-2023	500,000	499,205
John Deere Capital Corporation	3.90	7-12-2021	300,000	325,051
John Deere Capital Corporation	5.50	4-13-2017	100,000	108,427
John Deere Capital Corporation	5.75	9-10-2018	500,000	567,882
Murray Street Investment Trust I	4.65	3-9-2017	1,000,000	1,055,364
National City Corporation	6.88	5-15-2019	500,000	584,228
PACCAR Financial Corporation	1.15	8-16-2016	350,000	352,294
Reed Elsevier Capital Incorporated	3.13	10-15-2022	500,000	492,763
Reed Elsevier Capital Incorporated	8.63	1-15-2019	500,000	607,238
Synchrony Financial	3.00	8-15-2019	750,000	763,373
Synchrony Financial	4.25	8-15-2024	750,000	767,500
Toyota Motor Credit Corporation	1.13	5-16-2017	400,000	401,604
Toyota Motor Credit Corporation	1.25	10-5-2017	650,000	653,411
Toyota Motor Credit Corporation	2.00	9-15-2016	500,000	507,758
Toyota Motor Credit Corporation	2.00	10-24-2018	400,000	405,921
Toyota Motor Credit Corporation	2.05	1-12-2017	750,000	765,772
Toyota Motor Credit Corporation	2.10	1-17-2019	350,000	353,899
Toyota Motor Credit Corporation	2.13	7-18-2019	800,000	808,984
Toyota Motor Credit Corporation	3.30	1-12-2022	1,500,000	1,568,070
Toyota Motor Credit Corporation	3.40	9-15-2021	350,000	373,422
Toyota Motor Credit Corporation	4.50	6-17-2020	500,000	558,083

				53,738,174

Diversified Financial Services : 1.21%
Block Financial LLC	5.50	11-1-2022	200,000	218,482
Boeing Capital Corporation	2.13	8-15-2016	200,000	203,339
Boeing Capital Corporation	4.70	10-27-2019	500,000	560,598
CME Group Incorporated	5.30	9-15-2043	300,000	351,674
General Electric Capital Corporation	1.50	7-12-2016	500,000	504,617
General Electric Capital Corporation	2.30	4-27-2017	2,000,000	2,049,100
General Electric Capital Corporation	2.30	1-14-2019	500,000	511,161
General Electric Capital Corporation	3.10	1-9-2023	1,000,000	1,023,982
General Electric Capital Corporation	3.35	10-17-2016	1,250,000	1,294,240
General Electric Capital Corporation	3.45	5-15-2024	1,000,000	1,046,878
General Electric Capital Corporation	4.38	9-16-2020	2,000,000	2,212,132
General Electric Capital Corporation	4.63	1-7-2021	500,000	559,273
General Electric Capital Corporation	4.65	10-17-2021	1,275,000	1,432,205
General Electric Capital Corporation	5.30	2-11-2021	845,000	971,604
General Electric Capital Corporation	5.50	1-8-2020	1,000,000	1,151,039
General Electric Capital Corporation	5.63	9-15-2017	1,500,000	1,647,518
General Electric Capital Corporation	5.63	5-1-2018	2,000,000	2,236,534
General Electric Capital Corporation	5.88	1-14-2038	2,500,000	3,124,875
General Electric Capital Corporation	6.00	8-7-2019	850,000	987,788
General Electric Capital Corporation	6.15	8-7-2037	650,000	838,498
General Electric Capital Corporation ±	6.38	11-15-2067	1,000,000	1,090,000
General Electric Capital Corporation	6.75	3-15-2032	3,100,000	4,162,640
General Electric Capital Corporation	6.88	1-10-2039	1,500,000	2,091,822
ING US Incorporated	2.90	2-15-2018	400,000	411,431
ING US Incorporated	5.50	7-15-2022	500,000	571,358
IntercontinentalExchange Incorporated	2.50	10-15-2018	225,000	231,459
IntercontinentalExchange Incorporated	4.00	10-15-2023	200,000	212,746
Leucadia National Corporation	5.50	10-18-2023	240,000	248,792
Leucadia National Corporation	6.63	10-23-2043	120,000	114,774
McGraw Hill Financial Incorporated 144A	4.00	6-15-2025	325,000	329,131
McGraw Hill Financial Incorporated	5.90	11-15-2017	250,000	273,970
Mellon Funding Corporation	5.50	11-15-2018	200,000	222,867
Merrill Lynch & Company Incorporated	5.70	5-2-2017	700,000	750,679
Merrill Lynch & Company Incorporated	6.11	1-29-2037	600,000	695,857
Merrill Lynch & Company Incorporated	6.40	8-28-2017	3,000,000	3,304,350
Merrill Lynch & Company Incorporated	6.88	4-25-2018	1,690,000	1,924,623
Merrill Lynch & Company Incorporated	7.75	5-14-2038	750,000	1,023,449
Moody’s Corporation	4.50	9-1-2022	250,000	269,280
Moody’s Corporation	4.88	2-15-2024	350,000	384,455
Moody’s Corporation	5.25	7-15-2044	300,000	325,076
NASDAQ OMX Group Incorporated	5.25	1-16-2018	60,000	65,159
NASDAQ OMX Group Incorporated	5.55	1-15-2020	500,000	558,665

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
National Rural Utilities Cooperative Finance Corporation	1.10%	1-27-2017	$250,000	$251,176
National Rural Utilities Cooperative Finance Corporation	2.15	2-1-2019	100,000	101,031
National Rural Utilities Cooperative Finance Corporation	2.30	11-15-2019	333,000	338,125
National Rural Utilities Cooperative Finance Corporation	4.02	11-1-2032	200,000	204,736
National Rural Utilities Cooperative Finance Corporation	5.45	4-10-2017	250,000	270,647
National Rural Utilities Cooperative Finance Corporation	10.38	11-1-2018	700,000	897,168
National Rural Utilities Cooperative Finance Corporation Series C	8.00	3-1-2032	300,000	430,095
NCUA Guaranteed Notes	3.45	6-12-2021	200,000	218,322
PNC Funding Corporation	2.70	9-19-2016	1,000,000	1,019,896
PNC Funding Corporation	5.13	2-8-2020	150,000	169,473
PNC Funding Corporation	5.63	2-1-2017	350,000	374,296
PNC Funding Corporation	6.70	6-10-2019	500,000	589,035
Private Export Funding Corporation	1.38	2-15-2017	375,000	378,649
Private Export Funding Corporation	2.05	11-15-2022	250,000	245,073
Private Export Funding Corporation	2.25	3-15-2020	750,000	764,037
Private Export Funding Corporation	2.45	7-15-2024	300,000	292,352
Private Export Funding Corporation	4.30	12-15-2021	100,000	112,233
TECO Finance Incorporated	5.15	3-15-2020	65,000	72,984
TECO Finance Incorporated	6.57	11-1-2017	250,000	279,772

				49,197,220

Insurance : 0.80%
ACE INA Holdings Incorporated	3.15	3-15-2025	1,000,000	997,636
ACE INA Holdings Incorporated	3.35	5-15-2024	500,000	513,327
ACE INA Holdings Incorporated	5.90	6-15-2019	500,000	572,880
Aegon Funding Corporation	5.75	12-15-2020	75,000	86,351
AFLAC Incorporated	3.63	6-15-2023	500,000	523,324
AFLAC Incorporated	6.90	12-17-2039	250,000	326,141
Alleghany Corporation	5.63	9-15-2020	100,000	112,832
Allied World Assurance	5.50	11-15-2020	300,000	337,122
Allstate Corporation	5.55	5-9-2035	830,000	1,009,275
Allstate Corporation ±	6.13	5-15-2067	300,000	313,500
Allstate Corporation ±	6.50	5-15-2067	200,000	231,000
Allstate Corporation	7.45	5-16-2019	650,000	784,510
American International Group Incorporated	4.13	2-15-2024	1,000,000	1,055,481
American International Group Incorporated	4.50	7-16-2044	750,000	745,905
American International Group Incorporated	4.88	6-1-2022	500,000	557,154
American International Group Incorporated	5.85	1-16-2018	850,000	941,365
American International Group Incorporated	6.25	5-1-2036	400,000	491,796
American International Group Incorporated	6.40	12-15-2020	1,000,000	1,194,608
American International Group Incorporated ±	8.18	5-15-2068	250,000	340,313
AON Corporation	5.00	9-30-2020	550,000	612,885
AON Corporation	6.25	9-30-2040	100,000	124,594
Arch Capital Group Limited	5.14	11-1-2043	210,000	220,839
Assurant Incorporated	6.75	2-15-2034	375,000	458,180
AXIS Specialty Finance LLC	5.88	6-1-2020	200,000	228,071
Berkshire Hathaway Finance Corporation	0.95	8-15-2016	500,000	501,776
Berkshire Hathaway Finance Corporation	1.30	5-15-2018	200,000	200,432
Berkshire Hathaway Finance Corporation	1.60	5-15-2017	500,000	507,215
Berkshire Hathaway Finance Corporation	2.00	8-15-2018	250,000	255,426
Berkshire Hathaway Finance Corporation	2.90	10-15-2020	225,000	235,243
Berkshire Hathaway Finance Corporation	4.25	1-15-2021	500,000	552,731
Berkshire Hathaway Finance Corporation	4.30	5-15-2043	300,000	307,464
Berkshire Hathaway Finance Corporation	4.40	5-15-2042	500,000	520,880
Berkshire Hathaway Finance Corporation	5.40	5-15-2018	350,000	390,748
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	250,000	310,697
Berkshire Hathaway Incorporated	1.55	2-9-2018	300,000	303,239
Berkshire Hathaway Incorporated	1.90	1-31-2017	1,275,000	1,299,706
Berkshire Hathaway Incorporated	2.10	8-14-2019	300,000	305,073
Berkshire Hathaway Incorporated	2.20	8-15-2016	300,000	305,613
Berkshire Hathaway Incorporated	3.00	2-11-2023	100,000	102,573
Berkshire Hathaway Incorporated	3.40	1-31-2022	250,000	264,000
Berkshire Hathaway Incorporated	4.50	2-11-2043	400,000	417,252
CHUBB Corporation	5.75	5-15-2018	250,000	281,468
CHUBB Corporation	6.00	5-11-2037	280,000	356,512
CHUBB Corporation ±	6.38	3-29-2067	350,000	370,125
CHUBB Corporation	6.50	5-15-2038	350,000	472,322
Cincinnati Financial Corporation	6.92	5-15-2028	75,000	95,366

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Insurance (continued)
CNA Financial Corporation	5.88%	8-15-2020	$500,000	$575,706
CNA Financial Corporation	6.50	8-15-2016	50,000	53,114
CNA Financial Corporation	7.35	11-15-2019	295,000	351,457
Endurance Specialty Holdings Limited	7.00	7-15-2034	200,000	240,775
Fidelity National Financial Incorporated	5.50	9-1-2022	100,000	108,285
First American Financial Corporation	4.60	11-15-2024	100,000	103,029
GE Global Insurance Holdings	7.00	2-15-2026	430,000	553,435
Hartford Financial Services Group Incorporated	4.30	4-15-2043	43,000	42,354
Hartford Financial Services Group Incorporated	5.13	4-15-2022	240,000	269,062
Hartford Financial Services Group Incorporated	5.50	10-15-2016	250,000	264,464
Hartford Financial Services Group Incorporated	5.50	3-30-2020	250,000	284,237
Hartford Financial Services Group Incorporated	5.95	10-15-2036	75,000	90,508
Hartford Financial Services Group Incorporated	6.10	10-1-2041	250,000	303,019
Hartford Financial Services Group Incorporated	6.30	3-15-2018	250,000	279,683
Hartford Financial Services Group Incorporated	6.63	3-30-2040	500,000	642,845
Infinity Property & Casualty Corporation	5.00	9-19-2022	100,000	106,476
Lincoln National Corporation	4.00	9-1-2023	250,000	261,466
Lincoln National Corporation	4.85	6-24-2021	80,000	88,699
Lincoln National Corporation	6.15	4-7-2036	500,000	600,987
Lincoln National Corporation	6.25	2-15-2020	300,000	350,244
Lincoln National Corporation	8.75	7-1-2019	220,000	274,479
Loews Corporation	2.63	5-15-2023	150,000	145,550
Loews Corporation	4.13	5-15-2043	200,000	188,703
Markel Corporation	3.63	3-30-2023	150,000	151,085
Markel Corporation	5.00	3-30-2043	100,000	102,406
Markel Corporation	5.35	6-1-2021	100,000	112,446
Markel Corporation	7.13	9-30-2019	100,000	117,927
Marsh & McLennan Companies Incorporated	4.80	7-15-2021	300,000	334,302
MetLife Incorporated	1.90	12-15-2017	250,000	251,635
MetLife Incorporated	4.13	8-13-2042	300,000	289,700
MetLife Incorporated	4.37	9-15-2023	167,000	180,284
MetLife Incorporated	4.72	12-15-2044	250,000	263,285
MetLife Incorporated	4.75	2-8-2021	750,000	843,440
MetLife Incorporated	4.88	11-13-2043	500,000	539,078
MetLife Incorporated	5.70	6-15-2035	400,000	486,172
MetLife Incorporated	5.88	2-6-2041	700,000	861,735
MetLife Incorporated	6.38	6-15-2034	280,000	361,046
MetLife Incorporated	6.40	12-15-2066	800,000	914,400
MetLife Incorporated	6.50	12-15-2032	200,000	255,265
MetLife Incorporated	6.75	6-1-2016	500,000	528,958
MetLife Incorporated Series A	6.82	8-15-2018	750,000	869,516
OneBeacon US Holdings Incorporated	4.60	11-9-2022	100,000	103,351
PartnerRe Finance B LLC	5.50	6-1-2020	250,000	281,247
Principal Financial Group Incorporated	3.30	9-15-2022	250,000	253,263
Principal Financial Group Incorporated	3.40	5-15-2025	200,000	200,280
Principal Financial Group Incorporated	4.63	9-15-2042	250,000	251,778
Principal Financial Group Incorporated ±	4.70	5-15-2055	500,000	500,625
ProAssurance Corporation	5.30	11-15-2023	200,000	216,657
Progressive Corporation	3.75	8-23-2021	1,000,000	1,075,731
Progressive Corporation	6.25	12-1-2032	75,000	94,982
Progressive Corporation ±	6.70	6-15-2067	500,000	522,500
Protective Life Corporation	7.38	10-15-2019	500,000	596,772
Prudential Financial Incorporated	4.50	11-16-2021	250,000	275,007
Prudential Financial Incorporated	4.60	5-15-2044	500,000	498,506
Prudential Financial Incorporated ±	5.20	3-15-2044	250,000	251,563
Prudential Financial Incorporated	5.38	6-21-2020	500,000	569,046
Prudential Financial Incorporated ±	5.63	6-15-2043	1,000,000	1,061,250
Prudential Financial Incorporated	5.70	12-14-2036	538,000	615,223
Prudential Financial Incorporated ±	5.88	9-15-2042	500,000	538,500
Prudential Financial Incorporated	6.20	11-15-2040	250,000	300,325
Prudential Financial Incorporated	6.63	12-1-2037	65,000	82,459
Prudential Financial Incorporated	7.38	6-15-2019	355,000	425,366
Prudential Financial Incorporated ±	8.88	6-15-2068	200,000	234,600
Prudential Financial Incorporated Series B	5.75	7-15-2033	500,000	576,086
Prudential Financial Incorporated Series C	5.40	6-13-2035	180,000	198,744
Reinsurance Group of America Incorporated	4.70	9-15-2023	300,000	324,155
Reinsurance Group of America Incorporated	5.00	6-1-2021	60,000	66,560
Reinsurance Group of America Incorporated	6.45	11-15-2019	350,000	406,287

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Insurance (continued)
StanCorp Financial Group Incorporated	5.00%	8-15-2022	$100,000	$106,245
Torchmark Corporation	3.80	9-15-2022	350,000	362,093
Transatlantic Holdings Incorporated	8.00	11-30-2039	100,000	136,346
Travelers Companies Incorporated	5.35	11-1-2040	350,000	416,870
Travelers Companies Incorporated	5.75	12-15-2017	250,000	278,882
Travelers Companies Incorporated	5.90	6-2-2019	500,000	575,992
Travelers Companies Incorporated	6.25	6-15-2037	365,000	476,946
Travelers Property Casualty Corporation	6.38	3-15-2033	600,000	781,767
Unitrin Incorporated	6.00	5-15-2017	100,000	106,951
Unum Group	4.00	3-15-2024	500,000	518,259
Unum Group	7.13	9-30-2016	115,000	123,657
WR Berkley Corporation	5.38	9-15-2020	200,000	224,798
WR Berkley Corporation	6.25	2-15-2037	100,000	120,384
XL Capital Limited	6.25	5-15-2027	100,000	118,814
XL Capital Limited	6.38	11-15-2024	100,000	119,860

				49,764,934

Real Estate Management & Development : 0.01%
CubeSmart LP	4.38	12-15-2023	250,000	265,572
Jones Lang LaSalle Incorporated	4.40	11-15-2022	100,000	104,311
Regency Centers LP	4.80	4-15-2021	200,000	218,768
Regency Centers LP	5.88	6-15-2017	100,000	108,682

				697,333

REITs : 0.67%
Alexandria Real Estate Equities Incorporated	2.75	1-15-2020	750,000	748,992
Alexandria Real Estate Equities Incorporated	4.50	7-30-2029	750,000	768,100
American Campus Communities Incorporated	3.75	4-15-2023	100,000	100,541
American Tower Corporation	3.45	9-15-2021	500,000	504,043
American Tower Corporation	3.50	1-31-2023	150,000	147,736
American Tower Corporation	4.00	6-1-2025	500,000	498,585
American Tower Corporation	4.50	1-15-2018	500,000	533,220
American Tower Corporation	5.00	2-15-2024	350,000	375,272
American Tower Corporation	5.05	9-1-2020	500,000	549,864
American Tower Corporation	5.90	11-1-2021	565,000	641,526
AvalonBay Communities Incorporated	2.95	9-15-2022	350,000	347,766
AvalonBay Communities Incorporated	3.45	6-1-2025	200,000	202,766
AvalonBay Communities Incorporated	3.50	11-15-2024	150,000	151,677
AvalonBay Communities Incorporated	3.63	10-1-2020	200,000	210,952
AvalonBay Communities Incorporated	4.20	12-15-2023	250,000	267,545
AvalonBay Communities Incorporated	5.70	3-15-2017	150,000	161,726
AvalonBay Communities Incorporated	6.10	3-15-2020	100,000	116,127
Boston Properties LP	3.13	9-1-2023	150,000	149,208
Boston Properties LP	3.80	2-1-2024	300,000	311,319
Boston Properties LP	3.85	2-1-2023	400,000	418,702
Boston Properties LP	4.13	5-15-2021	300,000	325,397
Boston Properties LP	5.63	11-15-2020	500,000	578,642
Boston Properties LP	5.88	10-15-2019	500,000	572,035
Brandywine Operating Partnership LP	3.95	2-15-2023	350,000	352,070
Camden Property Trust	2.95	12-15-2022	150,000	146,640
Camden Property Trust	4.25	1-15-2024	67,000	70,827
Camden Property Trust	4.63	6-15-2021	150,000	163,426
Camden Property Trust	4.88	6-15-2023	100,000	110,030
CBL & Associates LP	5.25	12-1-2023	67,000	70,020
CBL & Associates LP	4.60	10-15-2024	131,000	131,063
Commonwealth REIT	5.88	9-15-2020	100,000	110,745
Corporate Office Properties LP	3.60	5-15-2023	100,000	95,633
Corporate Office Properties LP	3.70	6-15-2021	500,000	499,183
DDR Corporation	3.38	5-15-2023	250,000	245,324
DDR Corporation	3.50	1-15-2021	250,000	257,531
DDR Corporation	4.63	7-15-2022	250,000	267,699
Digital Realty Trust LP	3.63	10-1-2022	200,000	197,863
Digital Realty Trust LP	5.25	3-15-2021	100,000	110,847
Digital Realty Trust LP	5.88	2-1-2020	300,000	340,305
Duke Realty LP	3.63	4-15-2023	125,000	126,348
Duke Realty LP	3.75	12-1-2024	650,000	659,779

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
REITs (continued)
Duke Realty LP	5.95%	2-15-2017	$350,000	$376,312
Entertainment Properties Trust	5.75	8-15-2022	150,000	163,717
EPR Properties Company	5.25	7-15-2023	113,000	120,117
Equity One Incorporated	3.75	11-15-2022	250,000	250,588
ERP Operating LP	4.63	12-15-2021	1,000,000	1,103,203
ERP Operating LP	5.75	6-15-2017	750,000	816,563
Essex Portfolio LP	3.25	5-1-2023	100,000	98,911
Essex Portfolio LP	3.38	1-15-2023	500,000	500,062
Essex Portfolio LP	5.20	3-15-2021	65,000	72,732
Federal Realty Investment Trust	2.75	6-1-2023	100,000	97,276
Federal Realty Investment Trust	3.00	8-1-2022	100,000	99,852
Federal Realty Investment Trust	4.50	12-1-2044	250,000	253,716
HCP Incorporated	3.15	8-1-2022	100,000	97,779
HCP Incorporated	3.75	2-1-2019	100,000	105,081
HCP Incorporated	3.88	8-15-2024	1,000,000	1,002,021
HCP Incorporated	4.00	6-1-2025	425,000	425,578
HCP Incorporated	4.20	3-1-2024	200,000	204,766
HCP Incorporated	4.25	11-15-2023	279,000	286,533
HCP Incorporated	5.38	2-1-2021	65,000	72,758
HCP Incorporated	5.63	5-1-2017	100,000	107,678
HCP Incorporated	6.00	1-30-2017	200,000	215,103
HCP Incorporated	6.70	1-30-2018	500,000	561,772
HCP Incorporated	6.75	2-1-2041	65,000	82,464
Health Care REIT Incorporated	4.00	6-1-2025	300,000	305,343
Health Care REIT Incorporated	4.13	4-1-2019	250,000	266,685
Health Care REIT Incorporated	4.50	1-15-2024	200,000	211,849
Health Care REIT Incorporated	4.70	9-15-2017	500,000	534,231
Health Care REIT Incorporated	4.95	1-15-2021	250,000	276,785
Health Care REIT Incorporated	5.25	1-15-2022	100,000	111,122
Health Care REIT Incorporated	5.75	1-15-2021	250,000	280,875
Health Care REIT Incorporated	6.13	4-15-2020	250,000	289,650
Health Care REIT Incorporated	6.50	3-15-2041	200,000	249,665
Healthcare Realty Trust Incorporated	3.75	4-15-2023	125,000	123,880
Highwoods Realty LP	3.20	6-15-2021	1,000,000	1,014,167
Highwoods Realty LP	5.85	3-15-2017	300,000	322,694
Hospitality Properties Trust	4.65	3-15-2024	500,000	506,626
Hospitality Properties Trust	5.63	3-15-2017	75,000	79,571
Host Hotels & Resorts Company	3.75	10-15-2023	100,000	99,940
Host Hotels & Resorts Company	4.75	3-1-2023	250,000	265,822
Host Hotels & Resorts Company	6.00	10-1-2021	500,000	572,901
Kilroy Realty Corporation	3.80	1-15-2023	250,000	254,379
Kilroy Realty Corporation	4.80	7-15-2018	150,000	160,915
Kimco Realty Corporation	5.70	5-1-2017	500,000	539,586
Kimco Realty Corporation	6.88	10-1-2019	100,000	117,706
Liberty Property LP	4.40	2-15-2024	156,000	163,600
Liberty Property LP	4.75	10-1-2020	250,000	271,401
Liberty Property LP	5.50	12-15-2016	75,000	79,406
Liberty Property LP	6.63	10-1-2017	150,000	166,034
Mack-Cali Realty Corporation	2.50	12-15-2017	100,000	100,422
Mack-Cali Realty Corporation	3.15	5-15-2023	100,000	89,671
Mack-Cali Realty Corporation	7.75	8-15-2019	150,000	173,856
Mid-America Apartments LP	4.30	10-15-2023	50,000	52,507
National Retail Properties Incorporated	3.30	4-15-2023	100,000	98,646
National Retail Properties Incorporated	3.80	10-15-2022	100,000	102,714
National Retail Properties Incorporated	3.90	6-15-2024	1,000,000	1,023,732
National Retail Properties Incorporated	6.88	10-15-2017	100,000	111,246
Omega Healthcare Investors Incorporated	6.75	10-15-2022	250,000	262,188
ProLogis Trust	3.35	2-1-2021	400,000	411,567
ProLogis Trust	4.25	8-15-2023	1,000,000	1,056,774
ProLogis Trust	6.88	3-15-2020	192,000	226,269
Realty Income Corporation	2.00	1-31-2018	150,000	151,204
Realty Income Corporation	3.88	7-15-2024	500,000	511,200
Realty Income Corporation	4.65	8-1-2023	300,000	323,704
Realty Income Corporation	5.75	1-15-2021	300,000	341,720
Realty Income Corporation	5.95	9-15-2016	100,000	105,947
Retail Opportunity Investments Corporation	5.00	12-15-2023	50,000	53,651
Simon Property Group LP	2.15	9-15-2017	500,000	510,506
Simon Property Group LP	2.20	2-1-2019	500,000	507,572

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
REITs (continued)
Simon Property Group LP	3.38%	3-15-2022	$500,000	$514,696
Simon Property Group LP	3.75	2-1-2024	250,000	261,611
Simon Property Group LP	4.13	12-1-2021	300,000	328,081
Simon Property Group LP	4.38	3-1-2021	500,000	549,849
Simon Property Group LP	4.75	3-15-2042	250,000	268,473
Simon Property Group LP	5.65	2-1-2020	200,000	230,577
Simon Property Group LP	6.13	5-30-2018	100,000	113,261
Simon Property Group LP	6.75	2-1-2040	350,000	470,497
Simon Property Group LP	10.35	4-1-2019	600,000	769,735
UDR Incorporated	3.70	10-1-2020	250,000	262,142
UDR Incorporated	4.25	6-1-2018	150,000	159,931
UDR Incorporated	4.63	1-10-2022	100,000	107,952
Ventas Realty LP	1.55	9-26-2016	117,000	117,711
Ventas Realty LP	2.70	4-1-2020	200,000	201,799
Ventas Realty LP	4.25	3-1-2022	1,000,000	1,059,156
Ventas Realty LP	4.75	6-1-2021	150,000	164,585
Ventas Realty LP	5.70	9-30-2043	250,000	283,862
Vornado Realty LP	2.50	6-30-2019	500,000	504,159
Washington REIT	3.95	10-15-2022	150,000	150,715
Weingarten Realty Investors	3.38	10-15-2022	150,000	147,803
Weingarten Realty Investors	3.50	4-15-2023	125,000	123,741
Weyerhaeuser Company	4.63	9-15-2023	300,000	324,567
Weyerhaeuser Company	6.88	12-15-2033	150,000	187,364
Weyerhaeuser Company	7.38	10-1-2019	100,000	119,417
Weyerhaeuser Company	7.38	3-15-2032	700,000	892,972
WP Carey Incorporated	4.60	4-1-2024	500,000	512,538

				42,058,779

Thrifts & Mortgage Finance : 0.00%
Astoria Financial Corporation	5.00	6-19-2017	100,000	105,559
People’s United Financial Incorporated	3.65	12-6-2022	150,000	153,148

				258,707

Health Care : 2.09%

Biotechnology : 0.30%
Amgen Incorporated	2.30	6-15-2016	600,000	608,244
Amgen Incorporated	2.50	11-15-2016	500,000	510,243
Amgen Incorporated	3.63	5-15-2022	1,000,000	1,039,567
Amgen Incorporated	3.63	5-22-2024	500,000	510,791
Amgen Incorporated	3.88	11-15-2021	2,000,000	2,126,216
Amgen Incorporated	4.10	6-15-2021	100,000	107,392
Amgen Incorporated	4.50	3-15-2020	65,000	71,283
Amgen Incorporated	4.95	10-1-2041	500,000	517,300
Amgen Incorporated	5.15	11-15-2041	350,000	372,990
Amgen Incorporated	5.38	5-15-2043	500,000	548,564
Amgen Incorporated	5.65	6-15-2042	1,100,000	1,255,920
Amgen Incorporated	5.70	2-1-2019	1,000,000	1,129,555
Amgen Incorporated	5.75	3-15-2040	80,000	91,974
Amgen Incorporated	5.85	6-1-2017	350,000	381,164
Amgen Incorporated	6.15	6-1-2018	250,000	282,815
Amgen Incorporated	6.38	6-1-2037	500,000	610,241
Amgen Incorporated	6.40	2-1-2039	250,000	304,220
Biogen Idec Incorporated	6.88	3-1-2018	500,000	571,251
Celgene Corporation	2.30	8-15-2018	286,000	290,736
Celgene Corporation	3.25	8-15-2022	500,000	506,472
Celgene Corporation	3.63	5-15-2024	500,000	510,767
Celgene Corporation	3.95	10-15-2020	200,000	214,987
Celgene Corporation	4.00	8-15-2023	250,000	263,615
Celgene Corporation	4.63	5-15-2044	750,000	751,913
Celgene Corporation	5.25	8-15-2043	150,000	165,340
Genzyme Corporation	5.00	6-15-2020	200,000	228,275
Gilead Sciences Incorporated	2.05	4-1-2019	500,000	506,253
Gilead Sciences Incorporated	3.50	2-1-2025	500,000	510,536
Gilead Sciences Incorporated	3.70	4-1-2024	500,000	520,224
Gilead Sciences Incorporated	4.40	12-1-2021	800,000	886,869

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Biotechnology (continued)
Gilead Sciences Incorporated	4.50%	4-1-2021	$500,000	$559,927
Gilead Sciences Incorporated	4.50	2-1-2045	1,000,000	1,016,441
Gilead Sciences Incorporated	4.80	4-1-2044	500,000	531,449
Gilead Sciences Incorporated	5.65	12-1-2041	400,000	475,676

				18,979,210

Health Care Equipment & Supplies : 0.39%
Baxter International Incorporated	1.85	6-15-2018	500,000	503,685
Baxter International Incorporated	2.40	8-15-2022	250,000	238,967
Baxter International Incorporated	3.20	6-15-2023	500,000	496,565
Baxter International Incorporated	3.65	8-15-2042	250,000	222,287
Baxter International Incorporated	4.25	3-15-2020	100,000	108,589
Baxter International Incorporated	5.38	6-1-2018	500,000	553,269
Baxter International Incorporated	5.90	9-1-2016	350,000	370,196
Baxter International Incorporated	6.25	12-1-2037	250,000	311,546
Becton Dickinson & Company	1.75	11-8-2016	500,000	504,370
Becton Dickinson & Company	1.80	12-15-2017	500,000	503,438
Becton Dickinson & Company	2.68	12-15-2019	500,000	507,577
Becton Dickinson & Company	3.13	11-8-2021	300,000	304,975
Becton Dickinson & Company	3.25	11-12-2020	350,000	363,441
Becton Dickinson & Company	3.73	12-15-2024	750,000	765,139
Becton Dickinson & Company	4.69	12-15-2044	500,000	506,871
Becton Dickinson & Company	6.00	5-15-2039	200,000	238,954
Becton Dickinson & Company	6.38	8-1-2019	500,000	581,238
Boston Scientific Corporation	3.85	5-15-2025	1,000,000	998,990
Boston Scientific Corporation	6.00	1-15-2020	350,000	400,632
Boston Scientific Corporation	6.40	6-15-2016	350,000	370,008
Boston Scientific Corporation	7.38	1-15-2040	300,000	382,634
C.R. Bard Incorporated	1.38	1-15-2018	100,000	99,642
C.R. Bard Incorporated	4.40	1-15-2021	168,000	182,780
DENTSPLY International	2.75	8-15-2016	55,000	55,958
Edwards Lifesciences Corporation	2.88	10-15-2018	150,000	153,905
Medtronic Incorporated	0.88	2-27-2017	100,000	99,902
Medtronic Incorporated	1.38	4-1-2018	400,000	400,384
Medtronic Incorporated	2.75	4-1-2023	1,000,000	987,264
Medtronic Incorporated 144A	3.15	3-15-2022	2,000,000	2,043,260
Medtronic Incorporated 144A	3.50	3-15-2025	1,200,000	1,229,188
Medtronic Incorporated	4.00	4-1-2043	300,000	285,524
Medtronic Incorporated 144A	4.38	3-15-2035	1,000,000	1,020,775
Medtronic Incorporated	4.45	3-15-2020	1,000,000	1,107,070
Medtronic Incorporated	4.50	3-15-2042	200,000	205,018
Medtronic Incorporated	4.63	3-15-2044	250,000	260,749
Medtronic Incorporated 144A	4.63	3-15-2045	1,750,000	1,815,294
Medtronic Incorporated	5.55	3-15-2040	300,000	353,682
St. Jude Medical Incorporated	3.25	4-15-2023	500,000	505,462
St. Jude Medical Incorporated	4.75	4-15-2043	300,000	312,751
Stryker Corporation	1.30	4-1-2018	225,000	224,377
Stryker Corporation	2.00	9-30-2016	350,000	355,373
Stryker Corporation	4.10	4-1-2043	250,000	237,585
Stryker Corporation	4.38	1-15-2020	150,000	165,558
Zimmer Holdings Incorporated	2.70	4-1-2020	1,250,000	1,258,821
Zimmer Holdings Incorporated	3.55	4-1-2025	1,000,000	985,418
Zimmer Holdings Incorporated	4.45	8-15-2045	500,000	480,035
Zimmer Holdings Incorporated	4.63	11-30-2019	250,000	273,663
Zimmer Holdings Incorporated	5.75	11-30-2039	250,000	284,337

				24,617,146

Health Care Providers & Services : 0.53%
Aetna Incorporated	2.20	3-15-2019	500,000	507,111
Aetna Incorporated	2.75	11-15-2022	500,000	495,071
Aetna Incorporated	3.95	9-1-2020	200,000	215,586
Aetna Incorporated	4.13	6-1-2021	200,000	215,952
Aetna Incorporated	4.13	11-15-2042	250,000	245,013
Aetna Incorporated	4.75	3-15-2044	500,000	529,915
Aetna Incorporated	6.63	6-15-2036	650,000	823,250

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
AmerisourceBergen Corporation	3.50%	11-15-2021	$300,000	$315,007
AmerisourceBergen Corporation	4.25	3-1-2045	250,000	242,637
AmerisourceBergen Corporation	4.88	11-15-2019	250,000	277,293
Cardinal Health Incorporated	1.70	3-15-2018	157,000	157,833
Cardinal Health Incorporated	3.20	6-15-2022	250,000	251,997
Cardinal Health Incorporated	3.20	3-15-2023	225,000	225,722
Cardinal Health Incorporated	3.50	11-15-2024	500,000	505,589
Catholic Health Initiatives	4.35	11-1-2042	250,000	234,628
CIGNA Corporation	4.00	2-15-2022	250,000	266,632
CIGNA Corporation	4.38	12-15-2020	500,000	550,598
CIGNA Corporation	4.50	3-15-2021	100,000	109,851
CIGNA Corporation	5.13	6-15-2020	215,000	243,921
CIGNA Corporation	5.38	2-15-2042	350,000	400,730
CIGNA Corporation	5.88	3-15-2041	330,000	406,420
CIGNA Corporation	6.15	11-15-2036	50,000	62,157
Coventry Health Care Incorporated	5.45	6-15-2021	580,000	668,918
Dignity Health	2.64	11-1-2019	500,000	508,060
Express Scripts Holding Company	3.50	6-15-2024	600,000	602,588
Express Scripts Holding Company	3.90	2-15-2022	500,000	519,929
Express Scripts Holding Company	4.75	11-15-2021	750,000	829,412
Express Scripts Holding Company	6.13	11-15-2041	250,000	303,989
Howard Hughes Medical Institute	3.50	9-1-2023	475,000	498,672
Humana Incorporated	3.15	12-1-2022	300,000	299,742
Humana Incorporated	3.85	10-1-2024	500,000	512,607
Humana Incorporated	4.95	10-1-2044	1,000,000	1,045,891
Humana Incorporated	7.20	6-15-2018	500,000	576,306
Kaiser Foundation Hospitals	4.88	4-1-2042	250,000	270,702
Laboratory Corporation of America Holdings	2.20	8-23-2017	67,000	67,914
Laboratory Corporation of America Holdings	3.60	2-1-2025	500,000	490,849
Laboratory Corporation of America Holdings	3.75	8-23-2022	56,000	57,549
Laboratory Corporation of America Holdings	4.00	11-1-2023	150,000	155,473
Laboratory Corporation of America Holdings	4.63	11-15-2020	500,000	546,327
Laboratory Corporation of America Holdings	4.70	2-1-2045	500,000	479,986
Mayo Clinic Rochester	4.00	11-15-2047	100,000	98,921
McKesson Corporation	1.29	3-10-2017	500,000	500,781
McKesson Corporation	1.40	3-15-2018	250,000	248,845
McKesson Corporation	2.28	3-15-2019	500,000	503,126
McKesson Corporation	2.85	3-15-2023	200,000	193,754
McKesson Corporation	3.80	3-15-2024	500,000	515,380
McKesson Corporation	4.88	3-15-2044	500,000	526,418
McKesson Corporation	6.00	3-1-2041	250,000	305,319
McKesson Corporation	7.50	2-15-2019	500,000	594,613
Medco Health Solutions Incorporated	4.13	9-15-2020	500,000	537,642
Medco Health Solutions Incorporated	7.13	3-15-2018	1,000,000	1,143,742
Novant Health Incorporated	4.37	11-1-2043	100,000	97,294
Quest Diagnostics Incorporated	4.70	4-1-2021	160,000	173,540
Quest Diagnostics Incorporated	4.75	1-30-2020	590,000	650,450
Quest Diagnostics Incorporated	5.75	1-30-2040	111,000	122,025
UnitedHealth Group Incorporated	1.63	3-15-2019	250,000	248,579
UnitedHealth Group Incorporated	2.88	3-15-2022	1,000,000	1,006,354
UnitedHealth Group Incorporated	2.88	3-15-2023	500,000	501,280
UnitedHealth Group Incorporated	3.95	10-15-2042	500,000	483,025
UnitedHealth Group Incorporated	4.25	3-15-2043	250,000	254,101
UnitedHealth Group Incorporated	5.80	3-15-2036	250,000	306,311
UnitedHealth Group Incorporated	5.95	2-15-2041	500,000	634,059
UnitedHealth Group Incorporated	6.00	2-15-2018	1,000,000	1,122,572
UnitedHealth Group Incorporated	6.63	11-15-2037	150,000	200,717
UnitedHealth Group Incorporated	6.88	2-15-2038	500,000	681,926
WellPoint Incorporated	1.88	1-15-2018	500,000	502,673
WellPoint Incorporated	2.25	8-15-2019	400,000	400,460
WellPoint Incorporated	2.30	7-15-2018	150,000	152,147
WellPoint Incorporated	2.38	2-15-2017	250,000	254,875
WellPoint Incorporated	3.13	5-15-2022	500,000	499,456
WellPoint Incorporated	3.30	1-15-2023	250,000	250,363
WellPoint Incorporated	4.63	5-15-2042	500,000	498,180
WellPoint Incorporated	4.65	1-15-2043	450,000	457,109
WellPoint Incorporated	4.65	8-15-2044	500,000	504,070
WellPoint Incorporated	5.85	1-15-2036	725,000	842,576
WellPoint Incorporated	5.88	6-15-2017	750,000	816,062

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
WellPoint Incorporated	7.00%	2-15-2019	$500,000	$580,253

				33,126,825

Life Sciences Tools & Services : 0.07%
Life Technologies Corporation	5.00	1-15-2021	150,000	166,293
Life Technologies Corporation	6.00	3-1-2020	250,000	286,726
Thermo Fisher Scientific Incorporated	1.30	2-1-2017	350,000	349,928
Thermo Fisher Scientific Incorporated	2.25	8-15-2016	185,000	187,567
Thermo Fisher Scientific Incorporated	2.40	2-1-2019	400,000	402,782
Thermo Fisher Scientific Incorporated	3.15	1-15-2023	500,000	499,218
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	300,000	303,361
Thermo Fisher Scientific Incorporated	3.60	8-15-2021	400,000	413,521
Thermo Fisher Scientific Incorporated	4.15	2-1-2024	400,000	419,159
Thermo Fisher Scientific Incorporated	4.50	3-1-2021	1,040,000	1,135,436
Thermo Fisher Scientific Incorporated	5.30	2-1-2044	200,000	223,371

				4,387,362

Pharmaceuticals : 0.80%
Abbott Laboratories	2.95	3-15-2025	1,250,000	1,241,765
Abbott Laboratories	4.13	5-27-2020	250,000	275,442
Abbott Laboratories	5.13	4-1-2019	139,000	156,123
Abbott Laboratories	5.30	5-27-2040	250,000	296,245
Abbott Laboratories	6.00	4-1-2039	150,000	191,966
Abbott Laboratories	6.15	11-30-2037	237,000	301,860
AbbVie Incorporated	1.75	11-6-2017	750,000	752,623
AbbVie Incorporated	2.00	11-6-2018	300,000	300,393
AbbVie Incorporated	2.50	5-14-2020	3,000,000	3,002,190
AbbVie Incorporated	2.90	11-6-2022	2,000,000	1,966,062
AbbVie Incorporated	3.60	5-14-2025	1,500,000	1,511,040
AbbVie Incorporated	4.40	11-6-2042	1,000,000	966,157
AbbVie Incorporated	4.50	5-14-2035	1,000,000	1,006,040
AbbVie Incorporated	4.70	5-14-2045	1,000,000	1,016,340
Allergan Incorporated	1.35	3-15-2018	50,000	49,237
Allergan Incorporated	2.80	3-15-2023	225,000	212,606
Allergan Incorporated	3.38	9-15-2020	500,000	508,940
Bristol-Myers Squibb Company	1.75	3-1-2019	250,000	250,804
Bristol-Myers Squibb Company	2.00	8-1-2022	250,000	240,842
Bristol-Myers Squibb Company	3.25	11-1-2023	156,000	160,659
Bristol-Myers Squibb Company	3.25	8-1-2042	250,000	217,651
Bristol-Myers Squibb Company	4.50	3-1-2044	605,000	646,426
Bristol-Myers Squibb Company	5.88	11-15-2036	582,000	721,655
Eli Lilly & Company	2.75	6-1-2025	600,000	588,761
Eli Lilly & Company	3.70	3-1-2045	500,000	464,674
Eli Lilly & Company	5.20	3-15-2017	500,000	538,572
Eli Lilly & Company	5.50	3-15-2027	400,000	495,373
Eli Lilly & Company	5.95	11-15-2037	500,000	639,315
GlaxoSmithKline Capital Incorporated	2.80	3-18-2023	200,000	198,914
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	300,000	352,456
GlaxoSmithKline Capital Incorporated	5.65	5-15-2018	1,650,000	1,852,965
GlaxoSmithKline Capital Incorporated	6.38	5-15-2038	1,000,000	1,294,055
Johnson & Johnson	1.13	11-21-2017	350,000	351,215
Johnson & Johnson	1.65	12-5-2018	700,000	709,331
Johnson & Johnson	4.38	12-5-2033	583,000	646,282
Johnson & Johnson	4.50	9-1-2040	300,000	330,589
Johnson & Johnson	4.85	5-15-2041	200,000	233,679
Johnson & Johnson	4.95	5-15-2033	180,000	211,760
Johnson & Johnson	5.15	7-15-2018	500,000	562,360
Johnson & Johnson	5.55	8-15-2017	250,000	275,020
Johnson & Johnson	5.85	7-15-2038	500,000	655,243
Johnson & Johnson	6.73	11-15-2023	300,000	392,867
Merck & Company Incorporated	1.30	5-18-2018	333,000	333,770
Merck & Company Incorporated	2.40	9-15-2022	500,000	492,644
Merck & Company Incorporated	2.75	2-10-2025	2,500,000	2,430,695
Merck & Company Incorporated	2.80	5-18-2023	650,000	651,936
Merck & Company Incorporated	3.60	9-15-2042	250,000	234,809

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
Merck & Company Incorporated	3.70%	2-10-2045	$1,000,000	$926,991
Merck & Company Incorporated	3.88	1-15-2021	350,000	379,829
Merck & Company Incorporated	4.15	5-18-2043	500,000	496,010
Merck & Company Incorporated	5.00	6-30-2019	250,000	281,128
Merck & Company Incorporated	5.85	6-30-2039	75,000	94,576
Mylan Incorporated	2.55	3-28-2019	112,000	112,177
Mylan Incorporated	2.60	6-24-2018	1,000,000	1,012,351
Mylan Incorporated	5.40	11-29-2043	33,000	35,295
Novartis Capital Corporation	2.40	9-21-2022	500,000	493,448
Novartis Capital Corporation	3.40	5-6-2024	1,500,000	1,560,027
Novartis Capital Corporation	3.70	9-21-2042	250,000	241,485
Novartis Capital Corporation	4.40	4-24-2020	500,000	558,594
Pfizer Incorporated	1.50	6-15-2018	500,000	502,220
Pfizer Incorporated	3.40	5-15-2024	500,000	511,327
Pfizer Incorporated	4.30	6-15-2043	300,000	300,060
Pfizer Incorporated	5.45	4-1-2017	500,000	541,122
Pfizer Incorporated	6.00	2-15-2036	625,000	772,458
Pfizer Incorporated	6.20	3-15-2019	2,000,000	2,313,968
Pfizer Incorporated	6.50	2-1-2034	500,000	650,308
Pfizer Incorporated	7.20	3-15-2039	750,000	1,059,274
Pharmacia Corporation	6.60	12-1-2028	500,000	667,990
Schering-Plough Corporation	6.50	12-1-2033	250,000	330,314
Schering-Plough Corporation	6.55	9-15-2037	200,000	269,295
Teva Pharmaceutical Finance LLC	2.25	3-18-2020	250,000	249,310
Teva Pharmaceutical Finance LLC	6.15	2-1-2036	400,000	474,716
Watson Pharmaceuticals Incorporated	1.88	10-1-2017	500,000	501,333
Watson Pharmaceuticals Incorporated	3.25	10-1-2022	750,000	739,718
Watson Pharmaceuticals Incorporated	4.63	10-1-2042	500,000	486,825
Watson Pharmaceuticals Incorporated	6.13	8-15-2019	130,000	147,399
Wyeth LLC	5.95	4-1-2037	850,000	1,036,464
Zoetis Incorporated	3.25	2-1-2023	600,000	587,095
Zoetis Incorporated	4.70	2-1-2043	500,000	489,458

				49,752,916

Industrials : 1.44%

Aerospace & Defense : 0.37%
Boeing Company	0.95	5-15-2018	150,000	148,399
Boeing Company	4.88	2-15-2020	140,000	159,275
Boeing Company	5.88	2-15-2040	30,000	38,447
Boeing Company	6.00	3-15-2019	300,000	346,102
Boeing Company	6.13	2-15-2033	180,000	232,230
Boeing Company	6.88	3-15-2039	800,000	1,145,874
General Dynamics Corporation	1.00	11-15-2017	500,000	500,456
General Dynamics Corporation	2.25	7-15-2016	200,000	203,921
General Dynamics Corporation	2.25	11-15-2022	500,000	483,655
General Dynamics Corporation	3.88	7-15-2021	200,000	216,729
Honeywell International Incorporated	3.35	12-1-2023	200,000	209,769
Honeywell International Incorporated	4.25	3-1-2021	50,000	55,828
Honeywell International Incorporated	5.00	2-15-2019	750,000	838,922
Honeywell International Incorporated	5.30	3-1-2018	100,000	110,977
Honeywell International Incorporated	5.38	3-1-2041	365,000	442,604
Honeywell International Incorporated	5.70	3-15-2037	250,000	307,708
L-3 Communications Corporation	3.95	11-15-2016	500,000	516,464
L-3 Communications Corporation	4.95	2-15-2021	500,000	537,721
L-3 Communications Corporation	5.20	10-15-2019	500,000	546,170
Lockheed Martin Corporation	3.35	9-15-2021	250,000	263,459
Lockheed Martin Corporation	3.80	3-1-2045	500,000	462,288
Lockheed Martin Corporation	4.07	12-15-2042	1,042,000	1,016,898
Lockheed Martin Corporation	4.25	11-15-2019	1,000,000	1,097,759
Lockheed Martin Corporation Series B	6.15	9-1-2036	175,000	222,673
Northrop Grumman Corporation	1.75	6-1-2018	300,000	300,173
Northrop Grumman Corporation	3.25	8-1-2023	350,000	351,540
Northrop Grumman Corporation	3.50	3-15-2021	300,000	312,749
Northrop Grumman Corporation	4.75	6-1-2043	500,000	521,524
Northrop Grumman Corporation	5.05	8-1-2019	85,000	94,738
Northrop Grumman Corporation	5.05	11-15-2040	100,000	110,852
Northrop Grumman Corporation	7.75	2-15-2031	300,000	409,086

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Aerospace & Defense (continued)
Precision Castparts Corporation	1.25%	1-15-2018	$500,000	$498,652
Precision Castparts Corporation	2.50	1-15-2023	250,000	245,424
Precision Castparts Corporation	3.90	1-15-2043	200,000	193,139
Raytheon Company	2.50	12-15-2022	350,000	347,078
Raytheon Company	4.40	2-15-2020	600,000	663,683
Raytheon Company	4.70	12-15-2041	500,000	537,362
Raytheon Company	7.20	8-15-2027	120,000	162,131
Rockwell Collins Incorporated	3.70	12-15-2023	350,000	368,447
Rockwell Collins Incorporated	4.80	12-15-2043	250,000	272,455
Rockwell Collins Incorporated	5.25	7-15-2019	50,000	56,093
Textron Incorporated	3.65	3-1-2021	150,000	155,098
Textron Incorporated	4.30	3-1-2024	200,000	210,945
Textron Incorporated	4.63	9-21-2016	100,000	104,307
Textron Incorporated	7.25	10-1-2019	350,000	414,289
United Technologies Corporation	1.80	6-1-2017	533,000	541,588
United Technologies Corporation	3.10	6-1-2022	839,000	861,179
United Technologies Corporation	4.50	4-15-2020	500,000	556,434
United Technologies Corporation	4.50	6-1-2042	1,033,000	1,067,709
United Technologies Corporation	5.38	12-15-2017	500,000	551,506
United Technologies Corporation	5.70	4-15-2040	500,000	604,626
United Technologies Corporation	6.05	6-1-2036	400,000	499,431
United Technologies Corporation	6.13	2-1-2019	565,000	649,653
United Technologies Corporation	6.13	7-15-2038	500,000	619,826
United Technologies Corporation	7.50	9-15-2029	430,000	616,126

				23,002,171

Air Freight & Logistics : 0.08%
FedEx Corporation	2.63	8-1-2022	482,000	475,073
FedEx Corporation	3.88	8-1-2042	200,000	178,813
FedEx Corporation	4.00	1-15-2024	290,000	306,828
FedEx Corporation	4.90	1-15-2034	250,000	267,786
FedEx Corporation	5.10	1-15-2044	300,000	319,808
FedEx Corporation	8.00	1-15-2019	400,000	483,050
United Parcel Service Incorporated	1.13	10-1-2017	250,000	250,934
United Parcel Service Incorporated	2.45	10-1-2022	400,000	398,716
United Parcel Service Incorporated	3.13	1-15-2021	900,000	950,540
United Parcel Service Incorporated	5.13	4-1-2019	500,000	563,374
United Parcel Service Incorporated	5.50	1-15-2018	100,000	110,878
United Parcel Service Incorporated	6.20	1-15-2038	795,000	1,021,721

				5,327,521

Airlines : 0.06%
American Airlines	4.00	1-15-2027	554,257	565,342
American Airlines	4.95	7-15-2024	595,296	639,943
Continental Airlines Incorporated Series 09-1	9.00	1-8-2018	107,211	114,984
Continental Airlines Incorporated Series A	4.75	7-12-2022	399,643	426,618
Continental Airlines Incorporated Series A	7.25	5-10-2021	149,570	173,127
Delta Air Lines Incorporated	4.95	11-23-2020	126,129	134,012
Delta Air Lines Incorporated	6.82	2-10-2024	69,589	81,684
Delta Air Lines Incorporated	7.75	6-17-2021	254,030	291,499
Hawaiian Airlines Incorporated	3.90	1-15-2026	38,708	38,999
Northwest Airlines Incorporated	7.03	5-1-2021	151,384	173,516
United Airlines Incorporated	4.00	10-11-2027	500,000	517,500
United Airlines Incorporated	4.30	2-15-2027	325,308	343,200
US Airways Group Incorporated	3.95	5-15-2027	140,558	144,775
US Airways Group Incorporated	4.63	12-3-2026	226,421	240,006

				3,885,205

Building Products : 0.00%
Owens Corning Incorporated	4.20	12-15-2022	213,000	218,751

Commercial Services & Supplies : 0.12%
Avery Dennison Corporation	5.38	4-15-2020	350,000	389,364
Black & Decker Corporation	3.40	12-1-2021	400,000	418,168

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Commercial Services & Supplies (continued)
Cintas Corporation No. 2	2.85%	6-1-2016	$200,000	$203,770
Cintas Corporation No. 2	3.25	6-1-2022	100,000	101,809
Cintas Corporation No. 2	4.30	6-1-2021	60,000	65,348
Cintas Corporation No. 2	6.13	12-1-2017	200,000	221,797
Cintas Corporation No. 2	6.15	8-15-2036	50,000	62,208
Cooper US Incorporated	3.88	12-15-2020	200,000	214,868
Cooper US Incorporated	6.10	7-1-2017	100,000	109,922
CRH America Incorporated	8.13	7-15-2018	200,000	235,764
Equifax Incorporated	3.30	12-15-2022	231,000	232,974
Equifax Incorporated	7.00	7-1-2037	50,000	61,933
Pitney Bowes Incorporated	4.63	3-15-2024	500,000	515,185
Pitney Bowes Incorporated	5.75	9-15-2017	16,000	17,329
Republic Services Incorporated	3.55	6-1-2022	1,000,000	1,026,123
Republic Services Incorporated	3.80	5-15-2018	100,000	105,883
Republic Services Incorporated	4.75	5-15-2023	300,000	330,917
Republic Services Incorporated	5.25	11-15-2021	50,000	56,865
Republic Services Incorporated	5.50	9-15-2019	125,000	141,226
Republic Services Incorporated	5.70	5-15-2041	550,000	648,586
Republic Services Incorporated	6.20	3-1-2040	250,000	309,626
Waste Management Incorporated	4.10	3-1-2045	500,000	475,326
Waste Management Incorporated	4.60	3-1-2021	200,000	221,933
Waste Management Incorporated	4.75	6-30-2020	500,000	557,318
Waste Management Incorporated	6.10	3-15-2018	326,000	365,485
Waste Management Incorporation	3.13	3-1-2025	600,000	594,355

				7,684,082

Electrical Equipment : 0.08%
Eaton Corporation	1.50	11-2-2017	500,000	502,341
Eaton Corporation	2.75	11-2-2022	1,000,000	986,233
Eaton Corporation	4.15	11-2-2042	500,000	489,659
Eaton Corporation	6.95	3-20-2019	200,000	234,650
Emerson Electric Company	3.15	6-1-2025	300,000	302,415
Emerson Electric Company	4.25	11-15-2020	200,000	219,859
Emerson Electric Company	4.88	10-15-2019	200,000	223,739
Emerson Electric Company	5.25	10-15-2018	50,000	55,853
Emerson Electric Company	5.25	11-15-2039	500,000	575,671
Emerson Electric Company	5.38	10-15-2017	200,000	219,560
Emerson Electric Company	6.13	4-15-2039	100,000	126,385
Hubbell Incorporated	3.63	11-15-2022	200,000	208,253
Rockwell Automation Incorporated	6.25	12-1-2037	300,000	390,964
Roper Industries Incorporated	6.25	9-1-2019	200,000	230,110

				4,765,692

Industrial Conglomerates : 0.12%
3M Company	1.00	6-26-2017	250,000	250,626
3M Company	1.38	9-29-2016	500,000	505,014
3M Company	2.00	6-26-2022	725,000	709,362
3M Company	5.70	3-15-2037	325,000	408,587
Danaher Corporation	2.30	6-23-2016	100,000	101,721
Danaher Corporation	3.90	6-23-2021	100,000	108,193
Danaher Corporation	5.40	3-1-2019	450,000	506,291
GATX Corporation	2.50	3-15-2019	167,000	166,550
GATX Corporation	3.50	7-15-2016	245,000	251,168
GATX Corporation	4.85	6-1-2021	100,000	110,482
General Electric Company	2.70	10-9-2022	1,000,000	999,786
General Electric Company	4.13	10-9-2042	750,000	747,079
General Electric Company	4.50	3-11-2044	1,000,000	1,058,643
General Electric Company	5.25	12-6-2017	1,600,000	1,756,629

				7,680,131

Machinery : 0.23%
Caterpillar Incorporated	1.50	6-26-2017	1,000,000	1,011,167
Caterpillar Incorporated	3.80	8-15-2042	150,000	141,352
Caterpillar Incorporated	3.90	5-27-2021	1,000,000	1,085,414
Caterpillar Incorporated	4.30	5-15-2044	500,000	506,690

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Machinery (continued)
Caterpillar Incorporated	5.20%	5-27-2041	$555,000	$639,256
Caterpillar Incorporated	6.05	8-15-2036	900,000	1,122,818
Crane Company	2.75	12-15-2018	150,000	153,747
Cummins Incorporated	3.65	10-1-2023	167,000	177,161
Cummins Incorporated	4.88	10-1-2043	86,000	96,326
Deere & Company	2.60	6-8-2022	500,000	498,791
Deere & Company	3.90	6-9-2042	500,000	482,274
Deere & Company	4.38	10-16-2019	1,400,000	1,542,695
Deere & Company	5.38	10-16-2029	300,000	360,349
Dover Corporation	4.30	3-1-2021	500,000	554,297
Dover Corporation	5.38	10-15-2035	200,000	231,161
Dover Corporation	5.45	3-15-2018	100,000	111,333
Dover Corporation	6.60	3-15-2038	60,000	79,061
Flowserve Corporation	4.00	11-15-2023	107,000	110,304
IDEX Corporation	4.50	12-15-2020	100,000	106,680
Illinois Tool Works Incorporated	0.90	2-25-2017	300,000	300,630
Illinois Tool Works Incorporated	1.95	3-1-2019	500,000	504,043
Illinois Tool Works Incorporated	3.38	9-15-2021	120,000	126,322
Illinois Tool Works Incorporated	3.90	9-1-2042	306,000	294,119
Illinois Tool Works Incorporated	4.88	9-15-2041	295,000	329,214
Illinois Tool Works Incorporated	6.25	4-1-2019	155,000	178,667
Ingersoll-Rand Global Holding Company Limited	4.25	6-15-2023	1,000,000	1,058,400
Ingersoll-Rand Global Holding Company Limited	6.88	8-15-2018	250,000	286,915
Joy Global Incorporated	6.00	11-15-2016	500,000	532,207
Kennametal Incorporated	2.65	11-1-2019	150,000	150,726
Kennametal Incorporated	3.88	2-15-2022	98,000	99,863
Parker Hannifin Corporation	3.50	9-15-2022	100,000	105,242
Parker Hannifin Corporation	5.50	5-15-2018	135,000	150,603
Parker Hannifin Corporation	6.25	5-15-2038	60,000	77,675
Snap-on Incorporated	6.13	9-1-2021	150,000	179,048
Stanley Black & Decker Incorporated	2.90	11-1-2022	350,000	351,204
Stanley Black & Decker Incorporated ±	5.75	12-15-2053	100,000	108,750
Wabtec Corporation	4.38	8-15-2023	100,000	105,472
Xylem Incorporated	3.55	9-20-2016	250,000	257,267

				14,207,243

Professional Services : 0.02%
Dun & Bradstreet Corporation	4.38	12-1-2022	250,000	259,238
Verisk Analytics Incorporated	4.00	6-15-2025	600,000	600,900
Verisk Analytics Incorporated	4.13	9-12-2022	250,000	258,033

				1,118,171

Road & Rail : 0.31%
BNSF Railway Company	5.75	5-1-2040	550,000	656,629
Burlington Northern Santa Fe LLC	3.00	3-15-2023	300,000	300,034
Burlington Northern Santa Fe LLC	3.05	3-15-2022	500,000	509,575
Burlington Northern Santa Fe LLC	3.40	9-1-2024	300,000	304,821
Burlington Northern Santa Fe LLC	3.60	9-1-2020	200,000	212,051
Burlington Northern Santa Fe LLC	3.75	4-1-2024	500,000	527,818
Burlington Northern Santa Fe LLC	4.40	3-15-2042	1,000,000	1,009,502
Burlington Northern Santa Fe LLC	4.45	3-15-2043	300,000	299,570
Burlington Northern Santa Fe LLC	4.55	9-1-2044	300,000	303,908
Burlington Northern Santa Fe LLC	4.70	10-1-2019	125,000	139,028
Burlington Northern Santa Fe LLC	4.90	4-1-2044	500,000	540,407
Burlington Northern Santa Fe LLC	4.95	9-15-2041	200,000	217,132
Burlington Northern Santa Fe LLC	5.05	3-1-2041	250,000	272,889
Burlington Northern Santa Fe LLC	5.15	9-1-2043	300,000	335,380
Burlington Northern Santa Fe LLC	5.65	5-1-2017	360,000	391,231
Burlington Northern Santa Fe LLC	6.15	5-1-2037	650,000	830,514
Con-Way Incorporated	7.25	1-15-2018	350,000	392,033
CSX Corporation	3.40	8-1-2024	397,000	404,102
CSX Corporation	3.70	10-30-2020	250,000	267,295
CSX Corporation	4.10	3-15-2044	400,000	379,017
CSX Corporation	4.25	6-1-2021	200,000	219,092
CSX Corporation	4.50	8-1-2054	500,000	498,266

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Road & Rail (continued)
CSX Corporation	4.75%	5-30-2042	$230,000	$242,940
CSX Corporation	5.60	5-1-2017	100,000	108,412
CSX Corporation	6.00	10-1-2036	300,000	368,043
CSX Corporation	6.15	5-1-2037	320,000	396,728
CSX Corporation	6.22	4-30-2040	200,000	254,428
CSX Corporation	7.38	2-1-2019	500,000	593,607
Kansas City Southern Railway Company	4.30	5-15-2043	200,000	200,038
Norfolk Southern Corporation	2.90	2-15-2023	886,000	876,621
Norfolk Southern Corporation	3.00	4-1-2022	500,000	504,231
Norfolk Southern Corporation	3.85	1-15-2024	200,000	210,861
Norfolk Southern Corporation	3.95	10-1-2042	120,000	112,754
Norfolk Southern Corporation	4.84	10-1-2041	685,000	738,223
Norfolk Southern Corporation	5.59	5-17-2025	53,000	62,399
Norfolk Southern Corporation	5.75	4-1-2018	500,000	556,690
Norfolk Southern Corporation	5.90	6-15-2019	65,000	74,393
Norfolk Southern Corporation	6.00	5-23-2111	500,000	601,336
Ryder System Incorporated	2.45	11-15-2018	350,000	355,974
Ryder System Incorporated	2.50	3-1-2017	200,000	203,890
Ryder System Incorporated	2.50	5-11-2020	200,000	200,228
Ryder System Incorporated	3.50	6-1-2017	200,000	208,445
Ryder System Incorporated	5.85	11-1-2016	250,000	266,061
Union Pacific Corporation	2.25	2-15-2019	200,000	203,848
Union Pacific Corporation	3.25	1-15-2025	250,000	256,761
Union Pacific Corporation	3.75	3-15-2024	200,000	214,050
Union Pacific Corporation	4.00	2-1-2021	500,000	549,162
Union Pacific Corporation	4.15	1-15-2045	250,000	250,046
Union Pacific Corporation	4.16	7-15-2022	437,000	480,916
Union Pacific Corporation	4.30	6-15-2042	250,000	258,809
Union Pacific Corporation	4.82	2-1-2044	947,000	1,050,449
Union Pacific Corporation	4.85	6-15-2044	200,000	223,959

				19,634,596

Trading Companies & Distributors : 0.05%
Air Lease Corporation	2.13	1-15-2018	500,000	496,875
Air Lease Corporation	3.38	1-15-2019	1,250,000	1,281,250
International Lease Finance Corporation 144A	7.13	9-1-2018	1,000,000	1,125,000

				2,903,125

Information Technology : 1.45%

Communications Equipment : 0.19%
Cisco Systems Incorporated	1.10	3-3-2017	1,500,000	1,507,743
Cisco Systems Incorporated	2.90	3-4-2021	300,000	312,591
Cisco Systems Incorporated	3.15	3-14-2017	1,000,000	1,042,141
Cisco Systems Incorporated	3.63	3-4-2024	500,000	523,178
Cisco Systems Incorporated	4.45	1-15-2020	950,000	1,055,203
Cisco Systems Incorporated	4.95	2-15-2019	800,000	893,726
Cisco Systems Incorporated	5.50	1-15-2040	700,000	815,174
Cisco Systems Incorporated	5.90	2-15-2039	800,000	971,603
Harris Corporation	4.40	12-15-2020	300,000	324,756
Motorola Incorporated	3.50	3-1-2023	550,000	533,674
Motorola Incorporated	7.50	5-15-2025	120,000	147,122
Qualcomm Incorporated	2.25	5-20-2020	1,500,000	1,502,520
Qualcomm Incorporated	3.45	5-20-2025	1,000,000	995,400
Qualcomm Incorporated	4.65	5-20-2035	400,000	399,788
Qualcomm Incorporated	4.80	5-20-2045	600,000	597,438

				11,622,057

Electronic Equipment, Instruments & Components : 0.06%
Agilent Technologies Incorporated	3.88	7-15-2023	150,000	154,277
Amphenol Corporation	2.55	1-30-2019	200,000	203,631
Amphenol Corporation	4.00	2-1-2022	300,000	315,269
Arrow Electronics Incorporated	5.13	3-1-2021	300,000	328,354
Arrow Electronics Incorporated	6.00	4-1-2020	100,000	113,237
Avnet Incorporated	5.88	6-15-2020	100,000	112,196

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Electronic Equipment, Instruments & Components (continued)
Avnet Incorporated	6.63%	9-15-2016	$300,000	$319,174
Corning Incorporated	1.45	11-15-2017	400,000	401,468
Corning Incorporated	2.90	5-15-2022	500,000	505,385
Corning Incorporated	3.70	11-15-2023	113,000	118,145
Corning Incorporated	4.25	8-15-2020	250,000	273,875
Corning Incorporated	5.75	8-15-2040	150,000	178,113
Corning Incorporated	6.63	5-15-2019	20,000	23,404
Ingram Micro Incorporated	4.95	12-15-2024	200,000	207,579
Keysight Technologies Incorporated 144A	3.30	10-30-2019	250,000	251,698
Keysight Technologies Incorporated 144A	4.55	10-30-2024	250,000	247,204
Tech Data Corporation	3.75	9-21-2017	100,000	103,382

				3,856,391

Internet Software & Services : 0.04%
eBay Incorporated	1.35	7-15-2017	400,000	400,022
eBay Incorporated	2.60	7-15-2022	350,000	332,683
eBay Incorporated	2.88	8-1-2021	500,000	499,966
eBay Incorporated	3.25	10-15-2020	200,000	206,863
eBay Incorporated	3.45	8-1-2024	350,000	344,902
eBay Incorporated	4.00	7-15-2042	250,000	213,136
Google Incorporated	3.38	2-25-2024	125,000	130,351
Google Incorporated	3.63	5-19-2021	500,000	541,758

				2,669,681

IT Services : 0.26%
Broadridge Financial Solutions Incorporated	3.95	9-1-2020	100,000	105,017
Computer Sciences Corporation	4.45	9-15-2022	200,000	202,814
Computer Sciences Corporation	6.50	3-15-2018	425,000	469,928
Fiserv Incorporated	2.70	6-1-2020	400,000	401,284
Fiserv Incorporated	3.50	10-1-2022	400,000	406,462
Fiserv Incorporated	3.85	6-1-2025	300,000	304,296
Fiserv Incorporated	4.75	6-15-2021	500,000	551,026
Fiserv Incorporated	6.80	11-20-2017	100,000	114,259
IBM Corporation	1.25	2-8-2018	500,000	500,260
IBM Corporation	1.63	5-15-2020	500,000	491,649
IBM Corporation	1.88	5-15-2019	500,000	504,364
IBM Corporation	1.88	8-1-2022	400,000	378,438
IBM Corporation	1.95	7-22-2016	725,000	734,885
IBM Corporation	1.95	2-12-2019	500,000	506,050
IBM Corporation	3.38	8-1-2023	400,000	408,216
IBM Corporation	3.63	2-12-2024	1,000,000	1,033,686
IBM Corporation	4.00	6-20-2042	500,000	461,573
IBM Corporation	5.60	11-30-2039	900,000	1,060,734
IBM Corporation	5.70	9-14-2017	1,000,000	1,102,531
IBM Corporation	5.88	11-29-2032	250,000	309,508
IBM Corporation	7.00	10-30-2025	300,000	394,058
IBM Corporation	7.63	10-15-2018	500,000	598,430
MasterCard Incorporated	3.38	4-1-2024	1,000,000	1,041,254
Total System Services Incorporated	2.38	6-1-2018	205,000	205,915
Total System Services Incorporated	3.75	6-1-2023	150,000	149,508
Western Union Company	2.88	12-10-2017	250,000	256,857
Western Union Company	5.25	4-1-2020	80,000	88,493
Western Union Company	5.93	10-1-2016	425,000	449,347
Western Union Company	6.20	11-17-2036	175,000	180,178
Western Union Company	6.20	6-21-2040	200,000	203,352
Xerox Corporation	2.95	3-15-2017	500,000	513,845
Xerox Corporation	4.50	5-15-2021	1,000,000	1,078,012
Xerox Corporation	5.63	12-15-2019	200,000	225,431
Xerox Corporation	6.35	5-15-2018	150,000	168,278
Xerox Corporation	6.75	2-1-2017	250,000	271,869
Xerox Corporation	6.75	12-15-2039	100,000	114,523

				15,986,330

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Semiconductors & Semiconductor Equipment : 0.14%
Altera Corporation	2.50%	11-15-2018	$250,000	$255,152
Analog Devices Incorporated	2.88	6-1-2023	150,000	147,911
Applied Materials Incorporated	2.65	6-15-2016	500,000	509,291
Applied Materials Incorporated	4.30	6-15-2021	300,000	326,891
Applied Materials Incorporated	5.85	6-15-2041	200,000	233,374
Broadcom Corporation	2.50	8-15-2022	250,000	241,198
Intel Corporation	1.35	12-15-2017	1,150,000	1,155,374
Intel Corporation	1.95	10-1-2016	600,000	610,035
Intel Corporation	2.70	12-15-2022	550,000	547,100
Intel Corporation	3.30	10-1-2021	847,000	894,773
Intel Corporation	4.00	12-15-2032	500,000	491,410
Intel Corporation	4.25	12-15-2042	250,000	242,543
Intel Corporation	4.80	10-1-2041	643,000	670,648
KLA-Tencor Corporation	4.65	11-1-2024	1,000,000	1,022,251
Maxim Integrated Product Incorporated	3.38	3-15-2023	200,000	199,410
Texas Instruments Incorporated	1.00	5-1-2018	200,000	199,171
Texas Instruments Incorporated	1.65	8-3-2019	250,000	248,840
Texas Instruments Incorporated	2.25	5-1-2023	250,000	239,389
Xilinx Incorporated	2.13	3-15-2019	250,000	250,875
Xilinx Incorporated	3.00	3-15-2021	250,000	256,065

				8,741,701

Software : 0.41%
Adobe Systems Incorporated	4.75	2-1-2020	325,000	361,807
Autodesk Incorporated	1.95	12-15-2017	250,000	251,781
Autodesk Incorporated	3.60	12-15-2022	250,000	249,952
CA Incorporated	5.38	12-1-2019	500,000	557,130
Fidelity National Information Services Incorporated	2.00	4-15-2018	114,000	113,999
Fidelity National Information Services Incorporated	3.50	4-15-2023	131,000	129,504
Fidelity National Information Services Incorporated	5.00	3-15-2022	300,000	316,433
Intuit Incorporated	5.75	3-15-2017	200,000	215,355
Microsoft Corporation	1.63	12-6-2018	400,000	406,237
Microsoft Corporation	2.70	2-12-2025	2,000,000	1,955,104
Microsoft Corporation	3.00	10-1-2020	400,000	421,236
Microsoft Corporation	3.63	12-15-2023	1,000,000	1,062,310
Microsoft Corporation	3.75	5-1-2043	47,000	43,972
Microsoft Corporation	3.75	2-12-2045	500,000	457,739
Microsoft Corporation	4.00	2-8-2021	500,000	549,601
Microsoft Corporation	4.00	2-12-2055	2,000,000	1,816,118
Microsoft Corporation	4.20	6-1-2019	875,000	964,625
Microsoft Corporation	4.50	10-1-2040	500,000	524,131
Microsoft Corporation	4.88	12-15-2043	200,000	221,107
Microsoft Corporation	5.20	6-1-2039	110,000	125,602
Microsoft Corporation	5.30	2-8-2041	500,000	583,393
Oracle Corporation	1.20	10-15-2017	1,350,000	1,352,913
Oracle Corporation	2.38	1-15-2019	600,000	612,958
Oracle Corporation	2.50	10-15-2022	800,000	785,266
Oracle Corporation	2.80	7-8-2021	1,500,000	1,530,327
Oracle Corporation	2.95	5-15-2025	2,000,000	1,961,326
Oracle Corporation	3.63	7-15-2023	400,000	420,004
Oracle Corporation	3.88	7-15-2020	350,000	381,568
Oracle Corporation	3.90	5-15-2035	500,000	481,905
Oracle Corporation	4.30	7-8-2034	1,000,000	1,012,309
Oracle Corporation	4.38	5-15-2055	1,000,000	959,224
Oracle Corporation	4.50	7-8-2044	500,000	508,180
Oracle Corporation	5.00	7-8-2019	600,000	672,701
Oracle Corporation	5.38	7-15-2040	1,350,000	1,513,747
Oracle Corporation	5.75	4-15-2018	1,000,000	1,120,590
Oracle Corporation	6.13	7-8-2039	200,000	247,712
Oracle Corporation	6.50	4-15-2038	250,000	321,729
Symantec Corporation	3.95	6-15-2022	200,000	203,308
Symantec Corporation	4.20	9-15-2020	300,000	315,795

				25,728,698

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Technology Hardware, Storage & Peripherals : 0.35%
Apple Incorporated	1.00%	5-3-2018	$4,000,000	$3,964,608
Apple Incorporated	2.00	5-6-2020	1,000,000	1,003,220
Apple Incorporated	2.40	5-3-2023	3,150,000	3,052,763
Apple Incorporated	3.20	5-13-2025	750,000	757,328
Apple Incorporated	3.45	5-6-2024	1,000,000	1,034,360
Apple Incorporated	3.45	2-9-2045	1,000,000	867,466
Apple Incorporated	3.85	5-4-2043	1,650,000	1,541,719
Apple Incorporated	4.38	5-13-2045	1,000,000	1,013,220
EMC Corporation	1.88	6-1-2018	950,000	957,606
EMC Corporation	2.65	6-1-2020	500,000	511,044
EMC Corporation	3.38	6-1-2023	850,000	860,272
Hewlett-Packard Company	2.60	9-15-2017	1,000,000	1,023,177
Hewlett-Packard Company	2.75	1-14-2019	500,000	510,707
Hewlett-Packard Company	3.00	9-15-2016	500,000	511,666
Hewlett-Packard Company	3.75	12-1-2020	250,000	260,194
Hewlett-Packard Company	4.05	9-15-2022	250,000	258,145
Hewlett-Packard Company	4.30	6-1-2021	500,000	529,481
Hewlett-Packard Company	4.38	9-15-2021	500,000	531,253
Hewlett-Packard Company	4.65	12-9-2021	500,000	538,958
Hewlett-Packard Company	5.40	3-1-2017	500,000	534,945
Hewlett-Packard Company	5.50	3-1-2018	500,000	551,998
Hewlett-Packard Company	6.00	9-15-2041	475,000	498,332
Lexmark International Incorporated	6.65	6-1-2018	250,000	276,854
NetApp Incorporated	2.00	12-15-2017	250,000	251,652
NetApp Incorporated	3.25	12-15-2022	250,000	243,174

				22,084,142

Materials : 0.76%

Chemicals : 0.43%
Air Products & Chemicals Incorporated	1.20	10-15-2017	132,000	131,533
Air Products & Chemicals Incorporated	2.00	8-2-2016	55,000	55,856
Air Products & Chemicals Incorporated	3.00	11-3-2021	250,000	257,650
Air Products & Chemicals Incorporated	3.35	7-31-2024	350,000	358,192
Air Products & Chemicals Incorporated	4.38	8-21-2019	150,000	163,445
Airgas Incorporated	2.90	11-15-2022	500,000	489,541
Albemarle Corporation	4.50	12-15-2020	300,000	318,680
Albemarle Corporation	5.45	12-1-2044	200,000	205,057
Cabot Corporation	5.00	10-1-2016	100,000	105,030
CF Industries Incorporated	3.45	6-1-2023	437,000	434,795
CF Industries Incorporated	4.95	6-1-2043	425,000	408,593
CF Industries Incorporated	5.15	3-15-2034	500,000	522,651
CF Industries Incorporated	5.38	3-15-2044	500,000	513,803
CF Industries Incorporated	6.88	5-1-2018	500,000	567,369
Dow Chemical Company	3.00	11-15-2022	500,000	498,408
Dow Chemical Company	3.50	10-1-2024	250,000	248,654
Dow Chemical Company	4.13	11-15-2021	500,000	534,514
Dow Chemical Company	4.25	11-15-2020	575,000	621,978
Dow Chemical Company	4.25	10-1-2034	250,000	243,592
Dow Chemical Company	4.38	11-15-2042	500,000	467,854
Dow Chemical Company	5.25	11-15-2041	250,000	260,934
Dow Chemical Company	5.70	5-15-2018	197,000	219,818
Dow Chemical Company	7.38	11-1-2029	600,000	798,482
Dow Chemical Company	8.55	5-15-2019	1,655,000	2,033,139
Dow Chemical Company	9.40	5-15-2039	385,000	599,262
E.I. du Pont de Nemours & Company	2.80	2-15-2023	500,000	497,143
E.I. du Pont de Nemours & Company	3.63	1-15-2021	500,000	528,198
E.I. du Pont de Nemours & Company	4.15	2-15-2043	300,000	296,879
E.I. du Pont de Nemours & Company	4.50	8-15-2019	400,000	441,002
E.I. du Pont de Nemours & Company	4.63	1-15-2020	200,000	222,284
E.I. du Pont de Nemours & Company	4.90	1-15-2041	300,000	322,961
E.I. du Pont de Nemours & Company	5.25	12-15-2016	250,000	266,911
E.I. du Pont de Nemours & Company	5.60	12-15-2036	25,000	29,306
E.I. du Pont de Nemours & Company	6.00	7-15-2018	625,000	708,267
E.I. du Pont de Nemours & Company	6.50	1-15-2028	250,000	315,780
Eastman Chemical Company	2.40	6-1-2017	400,000	408,061
Eastman Chemical Company	2.70	1-15-2020	300,000	302,541
Eastman Chemical Company	3.60	8-15-2022	400,000	411,837

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Chemicals (continued)
Eastman Chemical Company	3.80%	3-15-2025	$750,000	$765,169
Eastman Chemical Company	4.50	1-15-2021	500,000	544,401
Eastman Chemical Company	4.80	9-1-2042	200,000	201,835
Ecolab Incorporated	3.00	12-8-2016	500,000	513,978
Ecolab Incorporated	4.35	12-8-2021	500,000	544,119
Ecolab Incorporated	5.50	12-8-2041	300,000	344,715
FMC Corporation	3.95	2-1-2022	125,000	129,203
FMC Corporation	4.10	2-1-2024	250,000	260,548
International Flavors & Fragrances Incorporated	3.20	5-1-2023	100,000	98,498
Lubrizol Corporation	8.88	2-1-2019	250,000	309,105
Monsanto Company	3.38	7-15-2024	1,000,000	989,292
Monsanto Company	3.60	7-15-2042	150,000	126,708
Monsanto Company	4.40	7-15-2044	600,000	569,873
Monsanto Company	4.70	7-15-2064	300,000	269,162
Monsanto Company	5.13	4-15-2018	500,000	547,926
Monsanto Company	5.50	8-15-2025	100,000	117,286
Mosaic Company	3.75	11-15-2021	115,000	120,774
Mosaic Company	4.25	11-15-2023	425,000	447,933
Mosaic Company	5.45	11-15-2033	304,000	336,569
Mosaic Company	5.63	11-15-2043	250,000	279,529
NewMarket Corporation	4.10	12-15-2022	50,000	51,229
PPG Industries Incorporated	2.30	11-15-2019	250,000	251,755
PPG Industries Incorporated	3.60	11-15-2020	100,000	105,150
PPG Industries Incorporated	5.50	11-15-2040	150,000	176,614
Praxair Incorporated	1.05	11-7-2017	438,000	436,306
Praxair Incorporated	1.25	11-7-2018	100,000	99,068
Praxair Incorporated	2.20	8-15-2022	500,000	486,843
Praxair Incorporated	2.45	2-15-2022	200,000	197,764
Praxair Incorporated	2.70	2-21-2023	150,000	149,301
Praxair Incorporated	3.55	11-7-2042	150,000	135,369
Praxair Incorporated	4.05	3-15-2021	200,000	218,232
Praxair Incorporated	5.20	3-15-2017	50,000	53,834
RPM International Incorporated	6.13	10-15-2019	200,000	226,612
RPM International Incorporated	6.50	2-15-2018	250,000	277,425
Sherwin-Williams Company	1.35	12-15-2017	250,000	249,986
Sherwin-Williams Company	4.00	12-15-2042	132,000	127,011
Valspar Corporation	4.20	1-15-2022	100,000	105,764
Valspar Corporation	7.25	6-15-2019	100,000	116,532
Westlake Chemical Corporation	3.60	7-15-2022	29,000	29,156

				26,820,574

Construction Materials : 0.00%
Martin Marietta Materials Incorporated	6.60	4-15-2018	125,000	140,507

Containers & Packaging : 0.03%
Bemis Company Incorporated	6.80	8-1-2019	10,000	11,714
Packaging Corporation of America	3.65	9-15-2024	1,000,000	997,778
Packaging Corporation of America	3.90	6-15-2022	200,000	205,375
Packaging Corporation of America	4.50	11-1-2023	550,000	580,044
Sonoco Products Company	4.38	11-1-2021	100,000	106,903

				1,901,814

Metals & Mining : 0.20%
Barrick Gold Finance Company LLC	4.40	5-30-2021	600,000	622,031
Barrick Gold Finance Company LLC	5.70	5-30-2041	300,000	291,155
Barrick North America Finance LLC	6.80	9-15-2018	250,000	285,787
Carpenter Technology Corporation	4.45	3-1-2023	80,000	81,181
Freeport-McMoRan Copper & Gold Incorporated	2.38	3-15-2018	2,500,000	2,489,598
Freeport-McMoRan Copper & Gold Incorporated	3.55	3-1-2022	1,000,000	944,213
Freeport-McMoRan Copper & Gold Incorporated	3.88	3-15-2023	750,000	704,506
Freeport-McMoRan Copper & Gold Incorporated	4.55	11-14-2024	300,000	287,029
Freeport-McMoRan Copper & Gold Incorporated	5.40	11-14-2034	300,000	268,455
Freeport-McMoRan Copper & Gold Incorporated	5.45	3-15-2043	850,000	741,830
Newmont Mining Corporation	3.50	3-15-2022	600,000	585,863
Newmont Mining Corporation	4.88	3-15-2042	500,000	439,386
Newmont Mining Corporation	5.13	10-1-2019	475,000	520,089

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Metals & Mining (continued)
Newmont Mining Corporation	6.25%	10-1-2039	$475,000	$479,185
Nucor Corporation	4.00	8-1-2023	189,000	196,037
Nucor Corporation	5.20	8-1-2043	200,000	212,685
Nucor Corporation	5.75	12-1-2017	500,000	552,262
Nucor Corporation	5.85	6-1-2018	150,000	167,982
Nucor Corporation	6.40	12-1-2037	200,000	243,692
Reliance Steel & Aluminum Company	4.50	4-15-2023	150,000	149,082
Southern Copper Corporation	5.25	11-8-2042	700,000	628,425
Southern Copper Corporation	5.38	4-16-2020	90,000	99,315
Southern Copper Corporation	5.88	4-23-2045	500,000	488,950
Southern Copper Corporation	6.75	4-16-2040	440,000	466,567
Southern Copper Corporation	7.50	7-27-2035	600,000	681,470

				12,626,775

Paper & Forest Products : 0.10%
Domtar Corporation	4.40	4-1-2022	500,000	514,439
Georgia-Pacific LLC	7.25	6-1-2028	325,000	423,952
Georgia-Pacific LLC	8.00	1-15-2024	200,000	260,227
Georgia-Pacific LLC	8.88	5-15-2031	500,000	737,594
International Paper Company	3.65	6-15-2024	500,000	502,330
International Paper Company	4.75	2-15-2022	75,000	82,496
International Paper Company	4.80	6-15-2044	250,000	241,315
International Paper Company	6.00	11-15-2041	535,000	598,966
International Paper Company	7.30	11-15-2039	250,000	314,099
International Paper Company	7.50	8-15-2021	450,000	566,349
International Paper Company	7.95	6-15-2018	1,000,000	1,173,613
MeadWestvaco Corporation	7.95	2-15-2031	50,000	64,697
Plum Creek Timberlands LP	3.25	3-15-2023	275,000	268,090
Plum Creek Timberlands LP	4.70	3-15-2021	500,000	539,274

				6,287,441

Telecommunication Services : 0.98%

Diversified Telecommunication Services : 0.97%
AT&T Incorporated	1.40	12-1-2017	1,000,000	999,213
AT&T Incorporated	1.60	2-15-2017	500,000	502,232
AT&T Incorporated	1.70	6-1-2017	1,000,000	1,005,640
AT&T Incorporated	2.40	8-15-2016	620,000	628,965
AT&T Incorporated	2.45	6-30-2020	1,250,000	1,237,220
AT&T Incorporated	2.63	12-1-2022	1,000,000	958,854
AT&T Incorporated	3.00	2-15-2022	1,500,000	1,489,335
AT&T Incorporated	3.40	5-15-2025	3,000,000	2,906,589
AT&T Incorporated	3.88	8-15-2021	45,000	47,144
AT&T Incorporated	3.90	3-11-2024	500,000	514,699
AT&T Incorporated	4.30	12-15-2042	500,000	448,743
AT&T Incorporated	4.35	6-15-2045	500,000	447,695
AT&T Incorporated	4.45	5-15-2021	650,000	699,135
AT&T Incorporated	4.75	5-15-2046	2,500,000	2,368,598
AT&T Incorporated	5.35	9-1-2040	2,372,000	2,421,942
AT&T Incorporated	5.50	2-1-2018	1,000,000	1,099,532
AT&T Incorporated	5.55	8-15-2041	60,000	63,259
AT&T Incorporated	5.60	5-15-2018	500,000	554,191
AT&T Incorporated	5.80	2-15-2019	800,000	902,354
AT&T Incorporated	6.15	9-15-2034	500,000	565,659
AT&T Incorporated	6.30	1-15-2038	1,500,000	1,702,941
AT&T Incorporated	6.50	9-1-2037	970,000	1,126,704
AT&T Incorporated	6.55	2-15-2039	800,000	935,342
AT&T Incorporated	8.00	11-15-2031	536,000	745,483
Embarq Corporation	7.08	6-1-2016	1,000,000	1,053,797
Embarq Corporation	8.00	6-1-2036	1,000,000	1,147,500
Qwest Corporation	6.88	9-15-2033	300,000	302,380
Verizon Communications Incorporated	2.00	11-1-2016	500,000	506,936
Verizon Communications Incorporated	2.45	11-1-2022	600,000	572,694
Verizon Communications Incorporated	2.50	9-15-2016	847,000	861,602
Verizon Communications Incorporated	2.55	6-17-2019	1,000,000	1,019,640

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Diversified Telecommunication Services (continued)
Verizon Communications Incorporated	2.63%	2-21-2020	$1,000,000	$1,007,694
Verizon Communications Incorporated	3.00	11-1-2021	750,000	753,797
Verizon Communications Incorporated	3.50	11-1-2021	1,000,000	1,038,370
Verizon Communications Incorporated	3.65	9-14-2018	2,500,000	2,634,770
Verizon Communications Incorporated	4.15	3-15-2024	1,350,000	1,424,648
Verizon Communications Incorporated 144A	4.27	1-15-2036	1,387,000	1,286,881
Verizon Communications Incorporated	4.50	9-15-2020	1,029,000	1,121,668
Verizon Communications Incorporated 144A	4.52	9-15-2048	2,069,000	1,887,876
Verizon Communications Incorporated	4.60	4-1-2021	1,000,000	1,094,399
Verizon Communications Incorporated 144A	4.67	3-15-2055	2,365,000	2,120,031
Verizon Communications Incorporated	4.75	11-1-2041	500,000	486,863
Verizon Communications Incorporated	4.86	8-21-2046	2,830,000	2,717,174
Verizon Communications Incorporated	5.01	8-21-2054	2,400,000	2,269,673
Verizon Communications Incorporated	5.15	9-15-2023	3,300,000	3,686,430
Verizon Communications Incorporated	6.00	4-1-2041	500,000	568,181
Verizon Communications Incorporated	6.25	4-1-2037	250,000	291,902
Verizon Communications Incorporated	6.35	4-1-2019	1,000,000	1,151,479
Verizon Communications Incorporated	6.40	9-15-2033	1,030,000	1,207,024
Verizon Communications Incorporated	6.40	2-15-2038	500,000	595,757
Verizon Communications Incorporated	6.55	9-15-2043	2,244,000	2,713,333
Verizon Communications Incorporated	6.90	4-15-2038	250,000	313,825
Verizon Global Funding Corporation	5.85	9-15-2035	600,000	659,329

				60,867,122

Wireless Telecommunication Services : 0.01%
CC Holdings GS V LLC	2.38	12-15-2017	100,000	101,178
CC Holdings GS V LLC	3.85	4-15-2023	500,000	499,009

				600,187

Utilities : 1.86%

Electric Utilities : 1.40%
Alabama Power Company	3.55	12-1-2023	250,000	264,127
Alabama Power Company	3.85	12-1-2042	200,000	193,846
Alabama Power Company	4.15	8-15-2044	150,000	151,792
Alabama Power Company	5.50	3-15-2041	65,000	79,146
Alabama Power Company	6.00	3-1-2039	500,000	635,379
Alabama Power Company	6.13	5-15-2038	105,000	136,597
American Electric Power Company Incorporated	2.95	12-15-2022	200,000	198,423
Appalachian Power Company	3.40	6-1-2025	250,000	252,820
Appalachian Power Company	4.45	6-1-2045	250,000	251,838
Appalachian Power Company	5.80	10-1-2035	315,000	377,825
Appalachian Power Company	6.38	4-1-2036	300,000	378,898
Appalachian Power Company	7.00	4-1-2038	600,000	788,980
Arizona Public Service Company	3.15	5-15-2025	150,000	151,443
Arizona Public Service Company	4.50	4-1-2042	100,000	104,523
Arizona Public Service Company	4.70	1-15-2044	250,000	274,611
Arizona Public Service Company	8.75	3-1-2019	500,000	620,928
Atlantic City Electric Company	7.75	11-15-2018	65,000	77,903
Baltimore Gas & Electric Company	3.50	11-15-2021	500,000	528,241
Baltimore Gas & Electric Company	5.90	10-1-2016	350,000	372,933
Carolina Power & Light Company	2.80	5-15-2022	250,000	252,211
Carolina Power & Light Company	5.30	1-15-2019	500,000	561,265
CenterPoint Energy Houston	2.25	8-1-2022	300,000	289,459
CenterPoint Energy Houston	3.55	8-1-2042	250,000	231,119
CenterPoint Energy Houston	4.50	4-1-2044	250,000	265,407
CenterPoint Energy Houston Series K2	6.95	3-15-2033	250,000	334,421
Cleco Power LLC	6.00	12-1-2040	300,000	347,202
Cleveland Electric Illuminating Company	5.95	12-15-2036	500,000	573,625
Columbus Southern Power Company	6.05	5-1-2018	200,000	224,786
Commonwealth Edison Company	2.15	1-15-2019	500,000	507,842
Commonwealth Edison Company	3.80	10-1-2042	100,000	94,328
Commonwealth Edison Company	4.70	1-15-2044	250,000	273,620
Commonwealth Edison Company	5.80	3-15-2018	500,000	559,473
Commonwealth Edison Company	5.90	3-15-2036	250,000	314,096
Commonwealth Edison Company Series 100	5.88	2-1-2033	65,000	79,616

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Connecticut Light & Power Company	4.15%	6-1-2045	$125,000	$127,441
Connecticut Light & Power Company	5.65	5-1-2018	100,000	112,187
Connecticut Light & Power Company	6.35	6-1-2036	200,000	261,908
Consolidated Edison Company of New York Incorporated	4.45	3-15-2044	500,000	517,288
Consolidated Edison Company of New York Incorporated	4.63	12-1-2054	400,000	408,505
Consolidated Edison Company of New York Incorporated	6.65	4-1-2019	500,000	587,504
Consolidated Edison Company of New York Incorporated	7.13	12-1-2018	200,000	236,061
Consolidated Edison Company of New York Incorporated Series 06-C	5.50	9-15-2016	100,000	105,971
Consolidated Edison Company of New York Incorporated Series 06-D	5.30	12-1-2016	50,000	53,210
Consolidated Edison Company of New York Incorporated Series 06-E	5.70	12-1-2036	250,000	302,298
Consolidated Edison Company of New York Incorporated Series 07-A	6.30	8-15-2037	250,000	325,038
Consolidated Edison Company of New York Incorporated Series 08-A	5.85	4-1-2018	100,000	112,411
Consolidated Edison Company of New York Incorporated Series 08-B	6.75	4-1-2038	300,000	409,492
Consolidated Edison Company of New York Incorporated Series 09-C	5.50	12-1-2039	600,000	709,530
Consolidated Edison Company of New York Incorporated Series 12-A	4.20	3-15-2042	250,000	248,051
Dayton Power & Light Company	1.88	9-15-2016	75,000	75,717
Delmarva Power & Light Company	4.00	6-1-2042	300,000	299,936
Detroit Edison Company	2.65	6-15-2022	200,000	199,581
Detroit Edison Company	3.45	10-1-2020	500,000	528,031
DTE Electric Company	3.65	3-15-2024	150,000	159,003
DTE Electric Company	6.63	6-1-2036	250,000	341,378
Duke Energy Carolinas LLC	1.75	12-15-2016	750,000	761,180
Duke Energy Carolinas LLC	4.25	12-15-2041	500,000	513,655
Duke Energy Carolinas LLC	6.10	6-1-2037	250,000	314,478
Duke Energy Carolinas LLC Series C	7.00	11-15-2018	100,000	118,684
Duke Energy Corporation	3.05	8-15-2022	100,000	101,013
Duke Energy Corporation	3.95	10-15-2023	200,000	212,147
Duke Energy Corporation	6.45	10-15-2032	375,000	480,369
Duke Energy Florida Incorporated	3.85	11-15-2042	100,000	95,923
Duke Energy Indiana Incorporated	3.75	7-15-2020	500,000	536,779
Duke Energy Indiana Incorporated	4.90	7-15-2043	150,000	167,623
Duke Energy Indiana Incorporated	6.35	8-15-2038	750,000	990,357
Duke Energy Indiana Incorporated	6.45	4-1-2039	65,000	85,835
Duke Energy Ohio Incorporated	5.45	4-1-2019	250,000	282,502
Duke Energy Progress Incorporated	3.00	9-15-2021	250,000	259,722
Duke Energy Progress Incorporated	4.10	3-15-2043	150,000	151,133
Duke Energy Progress Incorporated	4.15	12-1-2044	250,000	253,442
Duke Energy Progress Incorporated	4.38	3-30-2044	250,000	262,795
Entergy Arkansas Incorporated	3.70	6-1-2024	250,000	263,098
Entergy Corporation	4.70	1-15-2017	250,000	260,810
Entergy Corporation	5.13	9-15-2020	250,000	275,127
Entergy Gulf States Louisiana LLC	5.59	10-1-2024	120,000	141,457
Entergy Gulf States Louisiana LLC	6.00	5-1-2018	100,000	111,909
Entergy Louisiana LLC	4.05	9-1-2023	400,000	430,304
Entergy Louisiana LLC	5.40	11-1-2024	250,000	292,876
Entergy Texas Incorporated	7.13	2-1-2019	200,000	235,555
Exelon Corporation	5.63	6-15-2035	365,000	417,848
Exelon Generation Company LLC	4.25	6-15-2022	225,000	230,903
Exelon Generation Company LLC	5.20	10-1-2019	500,000	554,256
Exelon Generation Company LLC	5.60	6-15-2042	605,000	656,255
Exelon Generation Company LLC	6.25	10-1-2039	500,000	581,037
FirstEnergy Solutions Company	6.80	8-15-2039	164,000	171,610
Florida Power & Light Company	3.25	6-1-2024	500,000	513,170
Florida Power & Light Company	4.05	6-1-2042	250,000	250,863
Florida Power & Light Company	4.13	2-1-2042	300,000	304,146
Florida Power & Light Company	5.25	2-1-2041	200,000	237,951
Florida Power & Light Company	5.63	4-1-2034	250,000	309,560
Florida Power & Light Company	5.65	2-1-2037	380,000	475,915
Florida Power & Light Company	5.69	3-1-2040	585,000	739,234
Florida Power & Light Company	5.85	5-1-2037	100,000	127,668
Florida Power & Light Company	5.95	2-1-2038	320,000	411,907
Florida Power & Light Company	5.96	4-1-2039	250,000	326,132
Florida Power & Light Company	6.20	6-1-2036	500,000	662,855
Florida Power Corporation	5.65	6-15-2018	300,000	337,162
Florida Power Corporation	5.65	4-1-2040	125,000	155,026
Florida Power Corporation	5.80	9-15-2017	200,000	220,502
Florida Power Corporation	6.40	6-15-2038	500,000	659,690
FPL Group Capital Incorporated	6.00	3-1-2019	750,000	851,849

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Georgia Power Company	4.25%	12-1-2019	$375,000	$410,912
Georgia Power Company	4.30	3-15-2042	1,000,000	992,287
Georgia Power Company	4.30	3-15-2043	350,000	345,025
Georgia Power Company	5.40	6-1-2018	200,000	221,948
Georgia Power Company	5.40	6-1-2040	250,000	291,503
Georgia Power Company	5.95	2-1-2039	250,000	307,504
Georgia Power Company Series B	5.70	6-1-2017	100,000	109,045
Great Plains Energy Incorporated	4.85	6-1-2021	50,000	55,256
Iberdrola International BV	6.75	7-15-2036	500,000	624,548
Indiana Michigan Power Company	3.20	3-15-2023	100,000	101,285
Indiana Michigan Power Company	7.00	3-15-2019	500,000	589,419
Interstate Power & Light Company	4.70	10-15-2043	300,000	331,782
Interstate Power & Light Company	6.25	7-15-2039	30,000	39,275
Jersey Central Power & Light Company	7.35	2-1-2019	250,000	291,862
Kansas City Power & Light Company	3.15	3-15-2023	200,000	199,065
Kansas City Power & Light Company	6.38	3-1-2018	250,000	281,847
Kansas City Power & Light Company	7.15	4-1-2019	200,000	237,596
Kentucky Utilities Company	3.25	11-1-2020	500,000	525,715
Kentucky Utilities Company	5.13	11-1-2040	500,000	590,708
LG&E & KU Energy LLC	3.75	11-15-2020	100,000	105,658
MidAmerican Energy Holdings Company	2.40	3-15-2019	500,000	511,035
MidAmerican Energy Holdings Company	4.80	9-15-2043	300,000	336,158
MidAmerican Energy Holdings Company	5.30	3-15-2018	250,000	276,157
MidAmerican Energy Holdings Company	5.80	10-15-2036	75,000	94,503
MidAmerican Energy Holdings Company	5.95	5-15-2037	300,000	362,099
MidAmerican Energy Holdings Company	6.13	4-1-2036	700,000	845,333
MidAmerican Energy Holdings Company	6.50	9-15-2037	500,000	625,146
MidAmerican Energy Holdings Company	6.75	12-30-2031	150,000	200,919
Nevada Power Company	5.45	5-15-2041	120,000	143,286
Nevada Power Company	6.75	7-1-2037	200,000	270,119
Nevada Power Company	7.13	3-15-2019	300,000	355,530
Nevada Power Company Series O	6.50	5-15-2018	550,000	628,202
NiSource Finance Corporation	4.80	2-15-2044	850,000	899,076
NiSource Finance Corporation	5.45	9-15-2020	415,000	474,984
NiSource Finance Corporation	5.65	2-1-2045	200,000	235,727
NiSource Finance Corporation	6.13	3-1-2022	100,000	117,445
NiSource Finance Corporation	6.40	3-15-2018	699,000	790,163
NiSource Finance Corporation	6.80	1-15-2019	90,000	104,650
Northeast Utilities	1.45	5-1-2018	350,000	348,214
Northeast Utilities	2.80	5-1-2023	175,000	171,184
Northern States Power Company of Minnesota	2.15	8-15-2022	250,000	242,846
Northern States Power Company of Minnesota	2.60	5-15-2023	150,000	148,742
Northern States Power Company of Minnesota	3.40	8-15-2042	250,000	228,415
Northern States Power Company of Minnesota	5.25	3-1-2018	500,000	548,798
Northern States Power Company of Minnesota	5.35	11-1-2039	40,000	49,213
Northern States Power Company of Minnesota	6.20	7-1-2037	300,000	394,652
NSTAR Electric Company	2.38	10-15-2022	200,000	194,656
NSTAR Electric Company	4.40	3-1-2044	250,000	263,385
NSTAR Electric Company	5.50	3-15-2040	100,000	121,283
Oglethorpe Power Corporation	4.55	6-1-2044	1,000,000	1,025,885
Oglethorpe Power Corporation	5.38	11-1-2040	300,000	345,667
Oglethorpe Power Corporation	5.95	11-1-2039	150,000	183,904
Ohio Edison Company	6.88	7-15-2036	250,000	314,833
Ohio Edison Company	8.25	10-15-2038	200,000	301,978
Ohio Power Company	5.38	10-1-2021	65,000	75,456
Ohio Power Company	6.00	6-1-2016	250,000	261,853
Ohio Power Company	6.60	2-15-2033	194,000	251,263
Ohio Power Company	6.60	3-1-2033	150,000	194,350
Oklahoma Gas & Electric Company	4.55	3-15-2044	250,000	267,790
Oklahoma Gas & Electric Company	5.25	5-15-2041	100,000	117,164
Oklahoma Gas & Electric Company	5.85	6-1-2040	100,000	124,645
Oncor Electric Delivery Company LLC	4.10	6-1-2022	500,000	538,183
Oncor Electric Delivery Company LLC	4.55	12-1-2041	200,000	211,706
Oncor Electric Delivery Company LLC	5.25	9-30-2040	250,000	289,014
Oncor Electric Delivery Company LLC	6.80	9-1-2018	500,000	580,143
Oncor Electric Delivery Company LLC	7.00	5-1-2032	175,000	234,180
Oncor Electric Delivery Company LLC	7.50	9-1-2038	200,000	290,945
PacifiCorp	3.60	4-1-2024	250,000	264,609
PacifiCorp	4.10	2-1-2042	100,000	100,658

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
PacifiCorp	5.65%	7-15-2018	$600,000	$674,943
PacifiCorp	5.75	4-1-2037	250,000	309,162
PacifiCorp	6.00	1-15-2039	500,000	629,712
PacifiCorp	6.25	10-15-2037	720,000	934,086
PECO Energy Company	2.38	9-15-2022	1,000,000	982,340
PECO Energy Company	4.15	10-1-2044	350,000	358,696
Portland General Electric Company	6.10	4-15-2019	250,000	286,753
Potomac Electric Power	6.50	11-15-2037	200,000	264,996
Potomac Electric Power Company	3.60	3-15-2024	250,000	262,026
PPL Capital Funding Incorporated	1.90	6-1-2018	100,000	100,198
PPL Capital Funding Incorporated	3.40	6-1-2023	500,000	505,182
PPL Capital Funding Incorporated	3.95	3-15-2024	250,000	260,712
PPL Capital Funding Incorporated	4.20	6-15-2022	200,000	213,144
PPL Capital Funding Incorporated	4.70	6-1-2043	125,000	131,591
PPL Capital Funding Incorporated	5.00	3-15-2044	250,000	271,615
PPL Electric Utilities	4.75	7-15-2043	150,000	167,120
PPL Electric Utilities	5.20	7-15-2041	200,000	231,236
PPL Electric Utilities	6.25	5-15-2039	45,000	58,959
Progress Energy Incorporated	3.15	4-1-2022	500,000	508,962
Progress Energy Incorporated	4.10	5-15-2042	250,000	251,459
Progress Energy Incorporated	4.40	1-15-2021	750,000	815,229
Progress Energy Incorporated	4.55	4-1-2020	75,000	83,023
Progress Energy Incorporated	6.00	12-1-2039	300,000	380,039
Progress Energy Incorporated	6.30	4-1-2038	50,000	66,170
Progress Energy Incorporated	7.00	10-30-2031	500,000	650,008
Progress Energy Incorporated	7.75	3-1-2031	300,000	417,243
PSEG Power LLC	2.45	11-15-2018	300,000	303,747
PSEG Power LLC	4.15	9-15-2021	250,000	264,782
PSEG Power LLC	4.30	11-15-2023	300,000	316,592
PSEG Power LLC	5.13	4-15-2020	280,000	311,383
PSEG Power LLC	8.63	4-15-2031	75,000	107,328
Public Service Company of Colorado	2.25	9-15-2022	100,000	97,671
Public Service Company of Colorado	2.50	3-15-2023	250,000	245,333
Public Service Company of Colorado	3.20	11-15-2020	300,000	315,713
Public Service Company of Colorado	3.60	9-15-2042	200,000	186,506
Public Service Company of Colorado	3.95	3-15-2043	125,000	126,222
Public Service Company of Colorado	4.30	3-15-2044	250,000	261,375
Public Service Company of Colorado	5.13	6-1-2019	50,000	56,382
Public Service Company of Colorado	6.25	9-1-2037	500,000	679,014
Public Service Company of New Hampshire	3.50	11-1-2023	300,000	313,935
Public Service Company of Oklahoma	4.40	2-1-2021	100,000	109,632
Public Service Company of Oklahoma	5.15	12-1-2019	40,000	44,801
Public Service Electric & Gas Company	2.00	8-15-2019	200,000	201,970
Public Service Electric & Gas Company	2.38	5-15-2023	200,000	194,704
Public Service Electric & Gas Company	3.65	9-1-2042	250,000	233,631
Public Service Electric & Gas Company	3.80	1-1-2043	200,000	195,599
Public Service Electric & Gas Company	3.95	5-1-2042	100,000	99,690
Public Service Electric & Gas Company	5.30	5-1-2018	1,000,000	1,109,790
Public Service Electric & Gas Company	5.80	5-1-2037	100,000	126,252
Puget Sound Energy Incorporated	5.76	10-1-2039	400,000	491,610
Puget Sound Energy Incorporated	5.80	3-15-2040	50,000	63,302
Puget Sound Energy Incorporated	6.27	3-15-2037	330,000	423,775
South Carolina Electric & Gas Company	4.35	2-1-2042	600,000	604,779
South Carolina Electric & Gas Company	5.10	6-1-2065	400,000	420,084
South Carolina Electric & Gas Company	6.50	11-1-2018	525,000	610,913
Southern California Edison Company	1.13	5-1-2017	1,000,000	1,003,641
Southern California Edison Company	3.88	6-1-2021	270,000	293,361
Southern California Edison Company	3.90	3-15-2043	150,000	148,204
Southern California Edison Company	4.05	3-15-2042	500,000	498,461
Southern California Edison Company	5.50	8-15-2018	500,000	561,892
Southern California Edison Company	5.50	3-15-2040	700,000	851,721
Southern California Edison Company	6.00	1-15-2034	100,000	126,095
Southern California Edison Company	6.05	3-15-2039	350,000	450,905
Southern California Edison Company Series 05-E	5.35	7-15-2035	180,000	213,669
Southern Company	2.15	9-1-2019	500,000	502,762
Southern Company	2.45	9-1-2018	180,000	184,701
Southwestern Electric Power Company	6.20	3-15-2040	50,000	63,484
Southwestern Electric Power Company Series E	5.55	1-15-2017	100,000	107,100

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Southwestern Public Service Company	6.00%	10-1-2036	$100,000	$122,478
System Energy Resources	4.10	4-1-2023	150,000	154,754
Tampa Electric Company	2.60	9-15-2022	200,000	197,080
Tampa Electric Company	4.20	5-15-2045	300,000	304,326
Tampa Electric Company	6.10	5-15-2018	100,000	112,853
Tampa Electric Company	6.15	5-15-2037	75,000	96,488
Toleda Edison Company	6.15	5-15-2037	50,000	60,472
TXU Electric Delivery Company	7.25	1-15-2033	75,000	103,172
Union Electric Company	3.90	9-15-2042	250,000	247,860
Union Electric Company	6.40	6-15-2017	500,000	553,008
Union Electric Company	8.45	3-15-2039	80,000	133,840
Virginia Electric & Power Company	3.10	5-15-2025	100,000	100,997
Virginia Electric & Power Company	3.45	2-15-2024	150,000	156,456
Virginia Electric & Power Company	4.00	1-15-2043	325,000	319,188
Virginia Electric & Power Company	4.20	5-15-2045	150,000	151,545
Virginia Electric & Power Company	4.45	2-15-2044	150,000	157,208
Virginia Electric & Power Company	5.00	6-30-2019	200,000	224,371
Virginia Electric & Power Company	8.88	11-15-2038	300,000	478,094
Virginia Electric & Power Company Series A	6.00	5-15-2037	605,000	760,279
Virginia Electric & Power Company Series B	3.45	9-1-2022	1,000,000	1,043,904
Virginia Electric & Power Company Series B	6.00	1-15-2036	100,000	124,681
Westar Energy Incorporated	4.10	4-1-2043	300,000	305,887
Westar Energy Incorporated	8.63	12-1-2018	250,000	306,296
Wisconsin Electric Power Company	1.70	6-15-2018	150,000	151,235
Wisconsin Electric Power Company	4.25	12-15-2019	350,000	383,315
Wisconsin Electric Power Company	5.63	5-15-2033	100,000	123,128
Wisconsin Electric Power Company	5.70	12-1-2036	150,000	188,514
Wisconsin Power & Light Company	4.10	10-15-2044	250,000	252,163
Wisconsin Power & Light Company	5.00	7-15-2019	50,000	56,044
Wisconsin Power & Light Company	6.38	8-15-2037	250,000	330,660
Wisconsin Public Service Corporation	4.75	11-1-2044	400,000	451,908

				87,761,281

Gas Utilities : 0.10%
Atmos Energy Corporation	4.13	10-15-2044	350,000	347,117
Atmos Energy Corporation	4.15	1-15-2043	161,000	159,980
Atmos Energy Corporation	5.50	6-15-2041	60,000	73,045
Atmos Energy Corporation	6.35	6-15-2017	50,000	55,092
Atmos Energy Corporation	8.50	3-15-2019	250,000	306,189
CenterPoint Energy Incorporated	5.95	2-1-2017	250,000	269,458
CenterPoint Energy Resources Corporation	4.50	1-15-2021	65,000	70,874
CenterPoint Energy Resources Corporation	5.85	1-15-2041	110,000	128,913
CenterPoint Energy Resources Corporation	6.00	5-15-2018	100,000	112,239
CenterPoint Energy Resources Corporation	6.13	11-1-2017	150,000	166,339
CenterPoint Energy Resources Corporation	6.63	11-1-2037	50,000	64,225
KeySpan Corporation	5.80	4-1-2035	125,000	146,368
Laclede Group Incorporated	4.70	8-15-2044	250,000	257,946
National Fuel Gas Company	3.75	3-1-2023	312,000	314,175
One Gas Incorporated	2.07	2-1-2019	100,000	100,720
One Gas Incorporated	3.61	2-1-2024	100,000	104,824
One Gas Incorporated	4.66	2-1-2044	50,000	54,799
Panhandle Eastern Pipe Line Company LP	6.20	11-1-2017	400,000	440,019
Piedmont Natural Gas Company	4.65	8-1-2043	50,000	56,529
Sempra Energy	2.88	10-1-2022	200,000	198,388
Sempra Energy	3.55	6-15-2024	1,000,000	1,022,575
Sempra Energy	6.00	10-15-2039	300,000	370,331
Sempra Energy	6.50	6-1-2016	1,090,000	1,151,394
Southern California Gas Company	3.75	9-15-2042	200,000	193,553
Southern California Gas Company	5.13	11-15-2040	100,000	118,644
Southern California Gas Company	5.75	11-15-2035	75,000	93,263

				6,376,999

Independent Power & Renewable Electricity Producers : 0.02%
Constellation Energy Group Incorporated	5.15	12-1-2020	100,000	111,491
Southern Power Company	5.15	9-15-2041	500,000	536,978
Southern Power Company	5.25	7-15-2043	120,000	133,423

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Independent Power & Renewable Electricity Producers (continued)
Tri-State Generation & Transmission Association Incorporated 144A	3.70%	11-1-2024	$100,000	$103,280
Tri-State Generation & Transmission Association Incorporated 144A	4.70	11-1-2044	100,000	104,069

				989,241

Multi-Utilities : 0.32%
Ameren Illinois Company	4.30	7-1-2044	500,000	515,562
Ameren Illinois Company	4.80	12-15-2043	100,000	113,204
Ameren Illinois Company	6.13	11-15-2017	100,000	111,463
Avista Corporation	5.13	4-1-2022	55,000	62,899
Berkshire Hathaway Energy	1.10	5-15-2017	300,000	299,814
Berkshire Hathaway Energy	2.00	11-15-2018	250,000	252,690
Berkshire Hathaway Energy	3.75	11-15-2023	500,000	520,146
Berkshire Hathaway Energy	5.15	11-15-2043	400,000	447,024
Black Hills Corporation	4.25	11-30-2023	300,000	317,144
CMS Energy Corporation	3.88	3-1-2024	500,000	523,486
CMS Energy Corporation	4.70	3-31-2043	125,000	131,975
CMS Energy Corporation	5.05	3-15-2022	350,000	389,926
Consumers Energy Company	3.38	8-15-2023	500,000	521,357
Consumers Energy Company	3.95	5-15-2043	200,000	198,035
Consumers Energy Company	4.35	8-31-2064	150,000	148,228
Consumers Energy Company	5.65	9-15-2018	150,000	169,551
Consumers Energy Company	6.70	9-15-2019	500,000	594,384
Dominion Resources Incorporated	1.25	3-15-2017	500,000	500,859
Dominion Resources Incorporated	2.50	12-1-2019	188,000	190,037
Dominion Resources Incorporated	2.75	9-15-2022	200,000	196,643
Dominion Resources Incorporated	3.63	12-1-2024	300,000	303,707
Dominion Resources Incorporated	4.05	9-15-2042	250,000	234,703
Dominion Resources Incorporated	4.45	3-15-2021	100,000	109,641
Dominion Resources Incorporated	4.70	12-1-2044	250,000	257,491
Dominion Resources Incorporated	4.90	8-1-2041	60,000	63,310
Dominion Resources Incorporated	5.95	6-15-2035	225,000	261,927
Dominion Resources Incorporated	6.40	6-15-2018	750,000	852,345
Dominion Resources Incorporated	7.00	6-15-2038	500,000	653,040
DTE Energy Company	3.85	12-1-2023	243,000	256,032
DTE Energy Company	6.35	6-1-2016	350,000	369,225
Integrys Energy Group	4.17	11-1-2020	200,000	214,372
Louisville Gas & Electric Company	5.13	11-15-2040	125,000	144,227
NorthWestern Corporation	4.18	11-15-2044	300,000	304,929
NSTAR Global Services Incorporated	4.50	11-15-2019	100,000	110,011
Pacific Gas & Electric Company	2.45	8-15-2022	250,000	243,560
Pacific Gas & Electric Company	3.40	8-15-2024	650,000	664,728
Pacific Gas & Electric Company	3.75	8-15-2042	200,000	190,431
Pacific Gas & Electric Company	4.25	5-15-2021	500,000	542,268
Pacific Gas & Electric Company	4.30	3-15-2045	200,000	201,031
Pacific Gas & Electric Company	5.40	1-15-2040	700,000	811,672
Pacific Gas & Electric Company	5.80	3-1-2037	500,000	600,559
Pacific Gas & Electric Company	6.05	3-1-2034	1,100,000	1,363,985
Pacific Gas & Electric Company	6.35	2-15-2038	100,000	129,670
Pacific Gas & Electric Company	8.25	10-15-2018	1,000,000	1,205,010
Pacific Gas & Electric Corporation	5.13	11-15-2043	250,000	278,177
Puget Energy Incorporated 144A	3.65	5-15-2025	200,000	201,992
Puget Energy Incorporated	6.00	9-1-2021	250,000	291,983
Puget Sound Energy Incorporated	4.30	5-20-2045	200,000	204,936
Puget Sound Energy Incorporated	4.43	11-15-2041	500,000	516,072
San Diego Gas & Electric Company	3.00	8-15-2021	750,000	779,237
San Diego Gas & Electric Company	5.35	5-15-2035	100,000	118,453
San Diego Gas & Electric Company	6.00	6-1-2039	530,000	680,830
Scana Corporation	4.75	5-15-2021	250,000	266,949
Wisconsin Energy Corporation ±	6.25	5-15-2067	125,000	120,469
Xcel Energy Incorporated	4.70	5-15-2020	250,000	275,118
Xcel Energy Incorporated	4.80	9-15-2041	250,000	269,402

				20,295,919

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Water Utilities : 0.02%
American Water Capital Corporation	3.40%	3-1-2025	$300,000	$305,420
American Water Capital Corporation	6.09	10-15-2017	750,000	829,984

				1,135,404

Total Corporate Bonds and Notes (Cost $1,244,196,933)				1,306,508,612

Foreign Government Bonds @: 25.27%
Australian Government Bond Series 122 (AUD)	5.25	3-15-2019	2,350,000	2,012,008
Australian Government Bond Series 124 (AUD)	5.75	5-15-2021	2,850,000	2,596,763
Australian Government Bond Series 126 (AUD)	4.50	4-15-2020	2,100,000	1,782,792
Australian Government Bond Series 128 (AUD)	5.75	7-15-2022	300,000	278,564
Australian Government Bond Series 128 (AUD)	5.75	7-15-2022	1,600,000	1,485,673
Australian Government Bond Series 130 (AUD)	4.75	6-15-2016	2,350,000	1,849,461
Australian Government Bond Series 132 (AUD)	5.50	1-21-2018	2,300,000	1,921,738
Australian Government Bond Series 133 (AUD)	5.50	4-21-2023	2,500,000	2,313,528
Australian Government Bond Series 135 (AUD)	4.25	7-21-2017	2,000,000	1,604,790
Australian Government Bond Series 136 (AUD)	4.75	4-21-2027	1,975,000	1,796,491
Australian Government Bond Series 137 (AUD)	2.75	4-21-2024	2,150,000	1,655,240
Australian Government Bond Series 138 (AUD)	3.25	4-21-2029	1,050,000	825,311
Australian Government Bond Series 139 (AUD)	3.25	4-21-2025	1,800,000	1,437,004
Australian Government Bond Series 140 (AUD)	4.50	4-21-2033	1,000,000	905,885
Australian Government Bond Series 141 (AUD)	3.25	10-21-2018	1,800,000	1,434,609
Australian Government Bond Series 142 (AUD)	4.25	4-21-2026	1,900,000	1,648,723
Australian Government Bond Series 143 (AUD)	2.75	10-21-2019	1,300,000	1,023,106
Australian Government Bond Series 144 (AUD)	3.75	4-21-2037	800,000	653,152
Australian Government Bond Series 145 (AUD)	2.75	6-21-2035	750,000	528,709
Australian Government Bond Series 146 (AUD)	1.75	11-21-2020	200,000	149,119
Australian Government Bond Series 217 (AUD)	6.00	2-15-2017	2,250,000	1,839,140
Belgium Government Bond Series 31 (EUR)	5.50	3-28-2028	2,535,000	4,271,839
Belgium Government Bond Series 40 (EUR) 144A	5.50	9-28-2017	900,000	1,119,047
Belgium Government Bond Series 44 (EUR) 144A	5.00	3-28-2035	2,130,000	3,816,767
Belgium Government Bond Series 47 (EUR) 144A	3.25	9-28-2016	1,500,000	1,721,734
Belgium Government Bond Series 48 (EUR)	4.00	3-28-2022	1,600,000	2,187,427
Belgium Government Bond Series 49 (EUR) 144A	4.00	3-28-2017	1,050,000	1,241,436
Belgium Government Bond Series 52 (EUR) 144A	4.00	3-28-2018	1,250,000	1,532,757
Belgium Government Bond Series 55 (EUR)	4.00	3-28-2019	1,400,000	1,772,261
Belgium Government Bond Series 58 (EUR) 144A	3.75	9-28-2020	2,250,000	2,942,586
Belgium Government Bond Series 60 (EUR) 144A	4.25	3-28-2041	1,775,000	3,117,020
Belgium Government Bond Series 61 (EUR) 144A	4.25	9-28-2021	1,550,000	2,125,192
Belgium Government Bond Series 62 (EUR)	3.00	9-28-2019	1,150,000	1,423,262
Belgium Government Bond Series 63 (EUR) 144A	3.50	6-28-2017	1,375,000	1,625,086
Belgium Government Bond Series 64 (EUR) 144A	4.50	3-28-2026	900,000	1,359,429
Belgium Government Bond Series 65 (EUR)	4.25	9-28-2022	1,740,000	2,436,082
Belgium Government Bond Series 66 (EUR)	4.00	3-28-2032	1,000,000	1,553,730
Belgium Government Bond Series 68 (EUR)	2.25	6-22-2023	1,500,000	1,865,806
Belgium Government Bond Series 69 (EUR)	1.25	6-22-2018	1,350,000	1,542,458
Belgium Government Bond Series 71 (EUR)	3.75	6-22-2045	750,000	1,253,973
Belgium Government Bond Series 72 (EUR) 144A	2.60	6-22-2024	1,600,000	2,051,097
Belgium Government Bond Series 73 (EUR) 144A	3.00	6-22-2034	750,000	1,053,640
Belgium Government Bond Series 74 (EUR) 144A	0.80	6-22-2025	960,000	1,052,285
Belgium Government Bond Series 75 (EUR) 144A	1.00	6-22-2031	300,000	316,322
Bonos y Obligaciones del Estado (EUR)	0.50	10-31-2017	1,500,000	1,657,928
Bonos y Obligaciones del Estado (EUR)	1.40	1-31-2020	2,500,000	2,823,617
Bonos y Obligaciones del Estado (EUR) 144A	1.60	4-30-2025	1,750,000	1,880,283
Bonos y Obligaciones del Estado (EUR) 144A	1.95	7-30-2030	600,000	623,751
Bonos y Obligaciones del Estado (EUR)	2.10	4-30-2017	2,600,000	2,962,824
Bonos y Obligaciones del Estado (EUR)	2.75	4-30-2019	2,500,000	2,978,041
Bonos y Obligaciones del Estado (EUR) 144A	2.75	10-31-2024	2,450,000	2,905,510
Bonos y Obligaciones del Estado (EUR)	3.30	7-30-2016	2,100,000	2,392,921
Bonos y Obligaciones del Estado (EUR)	3.75	10-31-2018	2,400,000	2,933,305
Bonos y Obligaciones del Estado (EUR) 144A	3.80	4-30-2024	2,300,000	2,946,937
Bonos y Obligaciones del Estado (EUR) 144A	4.10	7-30-2018	2,100,000	2,576,467
Bonos y Obligaciones del Estado (EUR) 144A	4.40	10-31-2023	2,050,000	2,731,088
Bonos y Obligaciones del Estado (EUR)	4.50	1-31-2018	2,550,000	3,113,611
Bonos y Obligaciones del Estado (EUR) 144A	5.15	10-31-2028	1,450,000	2,113,533
Bonos y Obligaciones del Estado (EUR) 144A	5.15	10-31-2044	1,050,000	1,673,887
Bonos y Obligaciones del Estado (EUR) 144A	5.40	1-31-2023	1,950,000	2,737,159
Bundesobligation Series 161 (EUR)	1.25	10-14-2016	1,850,000	2,072,858

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Bundesobligation Series 162 (EUR)	0.75%	2-24-2017	1,850,000	$2,066,132
Bundesobligation Series 163 (EUR)	0.50	4-7-2017	2,000,000	2,226,144
Bundesobligation Series 164 (EUR)	0.50	10-13-2017	2,500,000	2,792,538
Bundesobligation Series 165 (EUR)	0.50	2-23-2018	1,900,000	2,126,732
Bundesobligation Series 166 (EUR)	0.25	4-13-2018	1,300,000	1,445,880
Bundesobligation Series 167 (EUR)	1.00	10-12-2018	1,800,000	2,053,033
Bundesobligation Series 168 (EUR)	1.00	2-22-2019	2,150,000	2,459,294
Bundesobligation Series 169 (EUR)	0.50	4-12-2019	1,500,000	1,685,935
Bundesobligation Series 170 (EUR)	0.25	10-11-2019	1,900,000	2,114,420
Bundesobligation Series 171 (EUR) ¤	0.00	4-17-2020	400,000	439,166
Bundesrepublik Deutschland (EUR)	0.50	2-15-2025	2,700,000	2,966,626
Bundesrepublik Deutschland (EUR)	1.00	8-15-2024	1,750,000	2,016,493
Bundesrepublik Deutschland (EUR)	1.50	9-4-2022	2,500,000	2,998,991
Bundesrepublik Deutschland (EUR)	1.50	2-15-2023	1,750,000	2,102,676
Bundesrepublik Deutschland (EUR)	1.50	5-15-2023	2,700,000	3,245,920
Bundesrepublik Deutschland (EUR)	1.50	5-15-2024	2,000,000	2,404,939
Bundesrepublik Deutschland (EUR)	1.75	7-4-2022	2,750,000	3,348,061
Bundesrepublik Deutschland (EUR)	1.75	2-15-2024	2,000,000	2,453,844
Bundesrepublik Deutschland (EUR)	2.00	1-4-2022	2,000,000	2,463,838
Bundesrepublik Deutschland (EUR)	2.00	8-15-2023	1,825,000	2,276,414
Bundesrepublik Deutschland (EUR)	2.25	9-4-2020	2,125,000	2,607,139
Bundesrepublik Deutschland (EUR)	2.50	1-4-2021	1,950,000	2,434,561
Bundesrepublik Deutschland (EUR)	2.50	7-4-2044	1,700,000	2,523,997
Bundesrepublik Deutschland (EUR)	2.50	8-15-2046	1,425,000	2,132,856
Bundesrepublik Deutschland (EUR)	3.00	7-4-2020	2,575,000	3,256,018
Bundesrepublik Deutschland (EUR)	3.25	7-4-2021	2,100,000	2,747,396
Bundesrepublik Deutschland (EUR)	3.25	7-4-2042	1,600,000	2,651,876
Bundesrepublik Deutschland Series 00 (EUR)	5.50	1-4-2031	1,600,000	2,944,745
Bundesrepublik Deutschland Series 00 (EUR)	6.25	1-4-2030	1,150,000	2,214,472
Bundesrepublik Deutschland Series 03 (EUR)	4.75	7-4-2034	2,200,000	4,009,929
Bundesrepublik Deutschland Series 05 (EUR)	4.00	1-4-2037	2,475,000	4,289,645
Bundesrepublik Deutschland Series 06 (EUR)	3.75	1-4-2017	2,200,000	2,569,886
Bundesrepublik Deutschland Series 06 (EUR)	4.00	7-4-2016	2,550,000	2,929,160
Bundesrepublik Deutschland Series 07 (EUR)	4.00	1-4-2018	2,100,000	2,558,800
Bundesrepublik Deutschland Series 08 (EUR)	4.25	7-4-2018	3,000,000	3,746,466
Bundesrepublik Deutschland Series 08 (EUR)	4.75	7-4-2040	1,750,000	3,483,459
Bundesrepublik Deutschland Series 09 (EUR)	3.25	1-4-2020	2,550,000	3,223,370
Bundesrepublik Deutschland Series 09 (EUR)	3.50	7-4-2019	2,750,000	3,463,528
Bundesrepublik Deutschland Series 09 (EUR)	3.75	1-4-2019	2,600,000	3,255,561
Bundesrepublik Deutschland Series 161 (EUR)	2.25	9-4-2021	2,500,000	3,110,523
Bundesrepublik Deutschland Series 2007 (EUR)	4.25	7-4-2017	2,250,000	2,702,625
Bundesrepublik Deutschland Series 2007 (EUR)	4.25	7-4-2039	1,600,000	2,955,851
Bundesrepublik Deutschland Series 94 (EUR)	6.25	1-4-2024	855,000	1,409,978
Bundesrepublik Deutschland Series 97 (EUR)	6.50	7-4-2027	1,200,000	2,213,369
Bundesrepublik Deutschland Series 98 (EUR)	4.75	7-4-2028	1,300,000	2,144,569
Bundesrepublik Deutschland Series 98 (EUR)	5.63	1-4-2028	1,400,000	2,450,628
Bundesschatzanweisungen (EUR) ¤	0.00	9-16-2016	1,500,000	1,652,254
Bundesschatzanweisungen (EUR) ¤	0.00	12-16-2016	1,200,000	1,322,507
Bundesschatzanweisungen (EUR) ¤	0.00	3-10-2017	2,000,000	2,205,584
Bundesschatzanweisungen (EUR)	0.25	6-10-2016	2,000,000	2,207,561
Canadian Government Bond (CAD)	0.25	5-1-2017	675,000	539,549
Canadian Government Bond (CAD)	1.00	8-1-2016	1,800,000	1,454,054
Canadian Government Bond (CAD)	1.00	11-1-2016	700,000	566,124
Canadian Government Bond (CAD)	1.25	8-1-2017	1,670,000	1,361,998
Canadian Government Bond (CAD)	1.25	2-1-2018	200,000	163,699
Canadian Government Bond (CAD)	1.25	3-1-2018	1,075,000	880,876
Canadian Government Bond (CAD)	1.25	9-1-2018	800,000	657,227
Canadian Government Bond (CAD)	1.50	2-1-2017	2,350,000	1,919,041
Canadian Government Bond (CAD)	1.50	3-1-2017	1,000,000	817,409
Canadian Government Bond (CAD)	1.50	9-1-2017	1,600,000	1,313,606
Canadian Government Bond (CAD)	1.50	3-1-2020	1,000,000	827,115
Canadian Government Bond (CAD)	1.50	6-1-2023	1,550,000	1,255,156
Canadian Government Bond (CAD)	1.75	3-1-2019	1,500,000	1,255,086
Canadian Government Bond (CAD)	1.75	9-1-2019	1,100,000	921,139
Canadian Government Bond (CAD)	2.00	6-1-2016	500,000	407,458
Canadian Government Bond (CAD)	2.25	6-1-2025	1,400,000	1,192,184
Canadian Government Bond (CAD)	2.50	6-1-2024	1,300,000	1,132,670
Canadian Government Bond (CAD)	2.75	9-1-2016	1,500,000	1,238,356

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Canadian Government Bond (CAD)	2.75%	6-1-2022	1,450,000	$1,281,844
Canadian Government Bond (CAD)	2.75	12-1-2048	550,000	498,834
Canadian Government Bond (CAD)	2.75	12-1-2064	500,000	471,281
Canadian Government Bond (CAD)	3.25	6-1-2021	2,750,000	2,490,767
Canadian Government Bond (CAD)	3.50	6-1-2020	1,650,000	1,492,616
Canadian Government Bond (CAD)	3.50	12-1-2045	1,850,000	1,916,794
Canadian Government Bond (CAD)	3.75	6-1-2019	1,600,000	1,440,836
Canadian Government Bond (CAD)	4.00	6-1-2016	1,300,000	1,080,142
Canadian Government Bond (CAD)	4.00	6-1-2017	1,350,000	1,159,799
Canadian Government Bond (CAD)	4.00	6-1-2041	1,750,000	1,902,696
Canadian Government Bond (CAD)	4.25	6-1-2018	1,500,000	1,337,202
Canadian Government Bond (CAD)	5.00	6-1-2037	1,450,000	1,744,419
Canadian Government Bond (CAD)	5.75	6-1-2029	1,400,000	1,656,415
Canadian Government Bond (CAD)	5.75	6-1-2033	1,300,000	1,624,603
Canadian Government Bond (CAD)	8.00	6-1-2023	195,000	235,322
Canadian Government Bond (CAD)	8.00	6-1-2027	593,000	797,770
Canadian Government Bond (CAD)	9.00	6-1-2025	200,000	270,981
Certificato di Credito del Tesoro (EUR) ¤	0.00	8-30-2016	4,000,000	4,390,520
Denmark Government Bond (DKK)	1.50	11-15-2023	7,675,000	1,229,563
Denmark Government Bond (DKK)	1.75	11-15-2025	4,500,000	734,091
Denmark Government Bond (DKK)	2.50	11-15-2016	5,850,000	896,960
Denmark Government Bond (DKK)	3.00	11-15-2021	10,500,000	1,817,202
Denmark Government Bond (DKK)	4.00	11-15-2017	5,700,000	926,660
Denmark Government Bond (DKK)	4.00	11-15-2019	11,400,000	1,976,319
Denmark Government Bond (DKK)	4.50	11-15-2039	14,150,000	3,581,063
Denmark Government Bond (DKK)	7.00	11-10-2024	2,500,000	591,263
France Government Bond (EUR) ¤	0.00	5-25-2020	1,200,000	1,307,888
France Government Bond (EUR) ¤	0.00	2-25-2018	125,000	137,764
France Government Bond (EUR)	0.25	11-25-2016	1,700,000	1,878,742
France Government Bond (EUR)	0.50	11-25-2019	3,500,000	3,915,972
France Government Bond (EUR)	0.50	5-25-2025	2,500,000	2,664,646
France Government Bond (EUR)	1.00	5-25-2018	2,600,000	2,948,672
France Government Bond (EUR)	1.00	11-25-2018	2,500,000	2,844,982
France Government Bond (EUR)	1.00	5-25-2019	2,500,000	2,852,373
France Government Bond (EUR)	1.75	5-25-2023	3,450,000	4,148,989
France Government Bond (EUR)	1.75	11-25-2024	3,300,000	3,960,937
France Government Bond (EUR)	2.25	10-25-2022	2,700,000	3,351,803
France Government Bond (EUR)	2.25	5-25-2024	2,950,000	3,686,397
France Government Bond (EUR)	2.50	10-25-2020	4,600,000	5,678,651
France Government Bond (EUR)	2.50	5-25-2030	2,625,000	3,398,980
France Government Bond (EUR)	2.75	10-25-2027	3,750,000	4,937,746
France Government Bond (EUR)	3.00	4-25-2022	3,825,000	4,946,969
France Government Bond (EUR)	3.25	10-25-2021	4,000,000	5,207,902
France Government Bond (EUR)	3.25	5-25-2045	1,950,000	2,981,071
France Government Bond (EUR)	3.50	4-25-2020	3,900,000	4,988,165
France Government Bond (EUR)	3.50	4-25-2026	3,450,000	4,823,569
France Government Bond (EUR)	3.75	4-25-2017	3,900,000	4,602,627
France Government Bond (EUR)	3.75	10-25-2019	3,650,000	4,659,519
France Government Bond (EUR)	3.75	4-25-2021	3,750,000	4,964,006
France Government Bond (EUR)	4.00	4-25-2018	3,750,000	4,609,672
France Government Bond (EUR)	4.00	10-25-2038	2,550,000	4,213,802
France Government Bond (EUR)	4.00	4-25-2055	1,650,000	3,016,997
France Government Bond (EUR)	4.00	4-25-2060	1,150,000	2,147,482
France Government Bond (EUR)	4.25	10-25-2017	4,800,000	5,830,128
France Government Bond (EUR)	4.25	10-25-2018	3,150,000	3,966,331
France Government Bond (EUR)	4.25	4-25-2019	2,950,000	3,777,065
France Government Bond (EUR)	4.25	10-25-2023	4,750,000	6,789,213
France Government Bond (EUR)	4.50	4-25-2041	2,650,000	4,785,395
France Government Bond (EUR)	4.75	4-25-2035	2,550,000	4,459,729
France Government Bond (EUR)	5.00	10-25-2016	2,950,000	3,474,664
France Government Bond (EUR)	5.50	4-25-2029	3,025,000	5,199,157
France Government Bond (EUR)	5.75	10-25-2032	2,800,000	5,238,057
France Government Bond (EUR)	6.00	10-25-2025	2,750,000	4,593,304
France Government Bond (EUR)	8.25	4-25-2022	650,000	1,096,056
France Government Bond (EUR)	8.50	10-25-2019	1,400,000	2,107,770
France Government Bond (EUR)	8.50	4-25-2023	1,050,000	1,869,269
French Treasury Note (EUR)	1.00	7-25-2017	2,250,000	2,533,276
French Treasury Note (EUR)	1.75	2-25-2017	3,050,000	3,461,726
French Treasury Note (EUR)	2.50	7-25-2016	3,150,000	3,565,856

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Italy Buoni Poliennali del Tesoro (EUR)	0.75%	1-15-2018	1,500,000	$1,666,679
Italy Buoni Poliennali del Tesoro (EUR)	1.05	12-1-2019	1,000,000	1,110,913
Italy Buoni Poliennali del Tesoro (EUR)	1.35	4-15-2022	1,500,000	1,641,964
Italy Buoni Poliennali del Tesoro (EUR)	1.50	12-15-2016	2,000,000	2,244,673
Italy Buoni Poliennali del Tesoro (EUR)	1.50	8-1-2019	2,000,000	2,269,053
Italy Buoni Poliennali del Tesoro (EUR)	1.50	6-1-2025	1,500,000	1,595,397
Italy Buoni Poliennali del Tesoro (EUR) 144A	1.65	3-1-2032	1,000,000	1,004,182
Italy Buoni Poliennali del Tesoro (EUR)	2.15	12-15-2021	1,500,000	1,730,457
Italy Buoni Poliennali del Tesoro (EUR)	2.50	5-1-2019	2,300,000	2,707,888
Italy Buoni Poliennali del Tesoro (EUR)	2.50	12-1-2024	2,200,000	2,549,396
Italy Buoni Poliennali del Tesoro (EUR)	2.75	11-15-2016	2,500,000	2,852,521
Italy Buoni Poliennali del Tesoro (EUR) 144A	3.25	9-1-2046	950,000	1,128,767
Italy Buoni Poliennali del Tesoro (EUR)	3.50	11-1-2017	2,250,000	2,664,520
Italy Buoni Poliennali del Tesoro (EUR)	3.50	6-1-2018	2,325,000	2,790,596
Italy Buoni Poliennali del Tesoro (EUR)	3.50	12-1-2018	2,700,000	3,274,228
Italy Buoni Poliennali del Tesoro (EUR) 144A	3.50	3-1-2030	1,800,000	2,268,420
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2016	1,750,000	2,005,180
Italy Buoni Poliennali del Tesoro (EUR)	3.75	3-1-2021	3,200,000	4,027,370
Italy Buoni Poliennali del Tesoro (EUR)	3.75	5-1-2021	2,300,000	2,895,074
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2021	2,950,000	3,718,207
Italy Buoni Poliennali del Tesoro (EUR)	3.75	9-1-2024	2,100,000	2,679,426
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-2017	3,000,000	3,508,271
Italy Buoni Poliennali del Tesoro (EUR)	4.00	9-1-2020	3,000,000	3,801,985
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-2037	2,725,000	3,604,311
Italy Buoni Poliennali del Tesoro (EUR)	4.25	2-1-2019	2,550,000	3,174,554
Italy Buoni Poliennali del Tesoro (EUR)	4.25	9-1-2019	2,250,000	2,835,476
Italy Buoni Poliennali del Tesoro (EUR)	4.25	3-1-2020	3,100,000	3,944,969
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-2018	2,750,000	3,354,989
Italy Buoni Poliennali del Tesoro (EUR)	4.50	8-1-2018	2,500,000	3,097,755
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2019	2,750,000	3,459,420
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-2020	2,300,000	2,951,484
Italy Buoni Poliennali del Tesoro (EUR)	4.50	5-1-2023	1,925,000	2,567,913
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2024	2,375,000	3,185,679
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2026	2,825,000	3,847,376
Italy Buoni Poliennali del Tesoro (EUR)	4.75	9-15-2016	2,500,000	2,911,319
Italy Buoni Poliennali del Tesoro (EUR)	4.75	5-1-2017	1,690,000	2,019,373
Italy Buoni Poliennali del Tesoro (EUR)	4.75	6-1-2017	2,700,000	3,235,707
Italy Buoni Poliennali del Tesoro (EUR)	4.75	9-1-2021	2,450,000	3,249,194
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	8-1-2023	3,250,000	4,409,330
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	9-1-2028	1,950,000	2,752,729
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	9-1-2044	1,600,000	2,413,248
Italy Buoni Poliennali del Tesoro (EUR)	5.00	3-1-2022	2,200,000	2,981,182
Italy Buoni Poliennali del Tesoro (EUR) 144A	5.00	3-1-2025	2,550,000	3,571,811
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-2034	2,800,000	4,192,598
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-2039	2,200,000	3,343,476
Italy Buoni Poliennali del Tesoro (EUR)	5.00	9-1-2040	2,200,000	3,348,898
Italy Buoni Poliennali del Tesoro (EUR)	5.25	8-1-2017	2,700,000	3,290,099
Italy Buoni Poliennali del Tesoro (EUR)	5.25	11-1-2029	3,850,000	5,743,122
Italy Buoni Poliennali del Tesoro (EUR)	5.50	9-1-2022	2,000,000	2,797,590
Italy Buoni Poliennali del Tesoro (EUR)	5.50	11-1-2022	2,500,000	3,500,258
Italy Buoni Poliennali del Tesoro (EUR)	5.75	2-1-2033	1,600,000	2,575,160
Italy Buoni Poliennali del Tesoro (EUR)	6.00	5-1-2031	3,175,000	5,153,659
Italy Buoni Poliennali del Tesoro (EUR)	6.50	11-1-2027	2,550,000	4,112,217
Italy Buoni Poliennali del Tesoro (EUR)	7.25	11-1-2026	950,000	1,590,870
Italy Buoni Poliennali del Tesoro (EUR)	9.00	11-1-2023	1,230,000	2,121,765
Japan Government Five Year Bond Series 066 (JPY)	0.40	9-20-2016	1,525,000,000	12,351,007
Japan Government Five Year Bond Series 097 (JPY)	0.40	6-20-2016	590,000,000	4,773,655
Japan Government Five Year Bond Series 102 (JPY)	0.30	12-20-2016	990,000,000	8,013,532
Japan Government Five Year Bond Series 103 (JPY)	0.30	3-20-2017	600,000,000	4,860,297
Japan Government Five Year Bond Series 105 (JPY)	0.20	6-20-2017	1,400,000,000	11,325,861
Japan Government Five Year Bond Series 106 (JPY)	0.20	9-20-2017	1,325,000,000	10,724,477
Japan Government Five Year Bond Series 107 (JPY)	0.20	12-20-2017	500,000,000	4,048,959
Japan Government Five Year Bond Series 110 (JPY)	0.30	3-20-2018	300,000,000	2,437,359
Japan Government Five Year Bond Series 113 (JPY)	0.30	6-20-2018	800,000,000	6,503,891
Japan Government Five Year Bond Series 117 (JPY)	0.20	3-20-2019	625,000,000	5,067,070
Japan Government Forty Year Bond Series 1 (JPY)	2.40	3-20-2048	211,500,000	2,085,615
Japan Government Forty Year Bond Series 2 (JPY)	2.20	3-20-2049	241,000,000	2,276,575
Japan Government Forty Year Bond Series 3 (JPY)	2.20	3-20-2050	448,000,000	4,230,948

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Japan Government Forty Year Bond Series 5 (JPY)	2.00%	3-20-2052	425,000,000	$3,827,448
Japan Government Forty Year Bond Series 6 (JPY)	1.90	3-20-2053	175,000,000	1,535,317
Japan Government Forty Year Bond Series 7 (JPY)	1.70	3-20-2054	385,000,000	3,195,170
Japan Government Ten Year Bond Series 282 (JPY)	1.70	9-20-2016	1,145,000,000	9,429,453
Japan Government Ten Year Bond Series 284 (JPY)	1.70	12-20-2016	1,130,000,000	9,344,235
Japan Government Ten Year Bond Series 285 (JPY)	1.70	3-20-2017	1,850,000,000	15,361,819
Japan Government Ten Year Bond Series 286 (JPY)	1.80	6-20-2017	1,165,000,000	9,732,507
Japan Government Ten Year Bond Series 288 (JPY)	1.70	9-20-2017	700,000,000	5,860,452
Japan Government Ten Year Bond Series 289 (JPY)	1.50	12-20-2017	740,000,000	6,190,052
Japan Government Ten Year Bond Series 290 (JPY)	1.40	3-20-2018	475,000,000	3,977,084
Japan Government Ten Year Bond Series 291 (JPY)	1.30	3-20-2018	925,000,000	7,723,964
Japan Government Ten Year Bond Series 292 (JPY)	1.70	3-20-2018	400,000,000	3,376,204
Japan Government Ten Year Bond Series 293 (JPY)	1.80	6-20-2018	550,000,000	4,674,103
Japan Government Ten Year Bond Series 294 (JPY)	1.70	6-20-2018	300,000,000	2,542,141
Japan Government Ten Year Bond Series 296 (JPY)	1.50	9-20-2018	630,000,000	5,324,816
Japan Government Ten Year Bond Series 297 (JPY)	1.40	12-20-2018	525,000,000	4,436,255
Japan Government Ten Year Bond Series 298 (JPY)	1.30	12-20-2018	550,000,000	4,631,783
Japan Government Ten Year Bond Series 299 (JPY)	1.30	3-20-2019	500,000,000	4,221,980
Japan Government Ten Year Bond Series 300 (JPY)	1.50	3-20-2019	375,000,000	3,189,435
Japan Government Ten Year Bond Series 301 (JPY)	1.50	6-20-2019	620,000,000	5,288,920
Japan Government Ten Year Bond Series 302 (JPY)	1.40	6-20-2019	1,100,000,000	9,347,727
Japan Government Ten Year Bond Series 303 (JPY)	1.40	9-20-2019	970,000,000	8,264,956
Japan Government Ten Year Bond Series 304 (JPY)	1.30	9-20-2019	500,000,000	4,242,984
Japan Government Ten Year Bond Series 305 (JPY)	1.30	12-20-2019	1,400,000,000	11,907,935
Japan Government Ten Year Bond Series 306 (JPY)	1.40	3-20-2020	460,000,000	3,939,374
Japan Government Ten Year Bond Series 307 (JPY)	1.30	3-20-2020	350,000,000	2,983,842
Japan Government Ten Year Bond Series 308 (JPY)	1.30	6-20-2020	758,000,000	6,476,471
Japan Government Ten Year Bond Series 309 (JPY)	1.10	6-20-2020	1,100,000,000	9,309,316
Japan Government Ten Year Bond Series 311 (JPY)	0.80	9-20-2020	952,000,000	7,950,341
Japan Government Ten Year Bond Series 312 (JPY)	1.20	12-20-2020	650,000,000	5,550,156
Japan Government Ten Year Bond Series 313 (JPY)	1.30	3-20-2021	1,017,000,000	8,748,642
Japan Government Ten Year Bond Series 315 (JPY)	1.20	6-20-2021	865,000,000	7,415,095
Japan Government Ten Year Bond Series 317 (JPY)	1.10	9-20-2021	200,000,000	1,707,800
Japan Government Ten Year Bond Series 318 (JPY)	1.00	9-20-2021	950,000,000	8,064,051
Japan Government Ten Year Bond Series 320 (JPY)	1.00	12-20-2021	725,000,000	6,163,268
Japan Government Ten Year Bond Series 321 (JPY)	1.00	3-20-2022	600,000,000	5,108,177
Japan Government Ten Year Bond Series 322 (JPY)	0.90	3-20-2022	400,000,000	3,383,662
Japan Government Ten Year Bond Series 324 (JPY)	0.80	6-20-2022	500,000,000	4,205,161
Japan Government Ten Year Bond Series 325 (JPY)	0.80	9-20-2022	850,000,000	7,146,883
Japan Government Ten Year Bond Series 326 (JPY)	0.70	12-20-2022	600,000,000	5,006,741
Japan Government Ten Year Bond Series 327 (JPY)	0.80	12-20-2022	850,000,000	7,144,123
Japan Government Ten Year Bond Series 328 (JPY)	0.60	3-20-2023	1,150,000,000	9,518,014
Japan Government Ten Year Bond Series 329 (JPY)	0.80	6-20-2023	900,000,000	7,556,947
Japan Government Ten Year Bond Series 332 (JPY)	0.60	12-20-2023	1,150,000,000	9,494,952
Japan Government Ten Year Bond Series 333 (JPY)	0.60	3-20-2024	1,000,000,000	8,249,680
Japan Government Ten Year Bond Series 335 (JPY)	0.50	9-20-2024	500,000,000	4,080,006
Japan Government Ten Year Bond Series 337 (JPY)	0.30	12-20-2024	1,300,000,000	10,397,832
Japan Government Thirty Year Bond Series 03 (JPY)	2.30	5-20-2030	100,000,000	974,980
Japan Government Thirty Year Bond Series 04 (JPY)	2.90	11-20-2030	40,000,000	417,842
Japan Government Thirty Year Bond Series 11 (JPY)	1.70	6-20-2033	247,000,000	2,196,102
Japan Government Thirty Year Bond Series 14 (JPY)	2.40	3-20-2034	125,000,000	1,223,518
Japan Government Thirty Year Bond Series 15 (JPY)	2.50	6-20-2034	245,000,000	2,429,520
Japan Government Thirty Year Bond Series 16 (JPY)	2.50	9-20-2034	150,000,000	1,487,018
Japan Government Thirty Year Bond Series 18 (JPY)	2.30	3-20-2035	965,500,000	9,290,846
Japan Government Thirty Year Bond Series 22 (JPY)	2.50	3-20-2036	325,000,000	3,216,498
Japan Government Thirty Year Bond Series 23 (JPY)	2.50	6-20-2036	375,000,000	3,710,374
Japan Government Thirty Year Bond Series 25 (JPY)	2.30	12-20-2036	390,000,000	3,739,679
Japan Government Thirty Year Bond Series 26 (JPY)	2.40	3-20-2037	960,000,000	9,347,359
Japan Government Thirty Year Bond Series 27 (JPY)	2.50	9-20-2037	140,000,000	1,384,874
Japan Government Thirty Year Bond Series 28 (JPY)	2.50	3-20-2038	325,000,000	3,217,148
Japan Government Thirty Year Bond Series 29 (JPY)	2.40	9-20-2038	130,000,000	1,267,525
Japan Government Thirty Year Bond Series 30 (JPY)	2.30	3-20-2039	210,000,000	2,015,885
Japan Government Thirty Year Bond Series 31 (JPY)	2.20	9-20-2039	255,000,000	2,407,737
Japan Government Thirty Year Bond Series 32 (JPY)	2.30	3-20-2040	590,000,000	5,673,707
Japan Government Thirty Year Bond Series 34 (JPY)	2.20	3-20-2041	545,000,000	5,151,880
Japan Government Thirty Year Bond Series 36 (JPY)	2.00	3-20-2042	490,000,000	4,457,067
Japan Government Thirty Year Bond Series 37 (JPY)	1.90	9-20-2042	500,000,000	4,454,067
Japan Government Thirty Year Bond Series 38 (JPY)	1.80	3-20-2043	325,000,000	2,832,236

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Japan Government Thirty Year Bond Series 42 (JPY)	1.70%	3-20-2044	900,000,000	$7,650,874
Japan Government Twenty Year Bond Series 037 (JPY)	3.10	9-20-2017	250,000,000	2,157,914
Japan Government Twenty Year Bond Series 041 (JPY)	1.50	3-20-2019	295,000,000	2,509,022
Japan Government Twenty Year Bond Series 045 (JPY)	2.40	3-20-2020	430,000,000	3,848,419
Japan Government Twenty Year Bond Series 048 (JPY)	2.50	12-21-2020	100,000,000	911,833
Japan Government Twenty Year Bond Series 050 (JPY)	1.90	3-22-2021	629,000,000	5,587,024
Japan Government Twenty Year Bond Series 052 (JPY)	2.10	9-21-2021	408,000,000	3,690,182
Japan Government Twenty Year Bond Series 055 (JPY)	2.00	3-21-2022	300,000,000	2,717,621
Japan Government Twenty Year Bond Series 058 (JPY)	1.90	9-20-2022	560,000,000	5,068,118
Japan Government Twenty Year Bond Series 059 (JPY)	1.70	12-20-2022	100,000,000	894,739
Japan Government Twenty Year Bond Series 060 (JPY)	1.40	12-20-2022	100,000,000	876,654
Japan Government Twenty Year Bond Series 062 (JPY)	0.80	6-20-2023	257,000,000	2,157,928
Japan Government Twenty Year Bond Series 064 (JPY)	1.90	9-20-2023	428,500,000	3,908,487
Japan Government Twenty Year Bond Series 065 (JPY)	1.90	12-20-2023	250,000,000	2,284,911
Japan Government Twenty Year Bond Series 067 (JPY)	1.90	3-20-2024	678,000,000	6,208,976
Japan Government Twenty Year Bond Series 070 (JPY)	2.40	6-20-2024	293,000,000	2,793,199
Japan Government Twenty Year Bond Series 073 (JPY)	2.00	12-20-2024	898,500,000	8,339,686
Japan Government Twenty Year Bond Series 076 (JPY)	1.90	3-20-2025	300,000,000	2,766,410
Japan Government Twenty Year Bond Series 082 (JPY)	2.10	9-20-2025	455,000,000	4,280,343
Japan Government Twenty Year Bond Series 086 (JPY)	2.30	3-20-2026	980,000,000	9,411,095
Japan Government Twenty Year Bond Series 088 (JPY)	2.30	6-20-2026	375,000,000	3,606,813
Japan Government Twenty Year Bond Series 090 (JPY)	2.20	9-20-2026	250,000,000	2,386,249
Japan Government Twenty Year Bond Series 092 (JPY)	2.10	12-20-2026	230,000,000	2,177,422
Japan Government Twenty Year Bond Series 093 (JPY)	2.00	3-20-2027	420,000,000	3,941,834
Japan Government Twenty Year Bond Series 095 (JPY)	2.30	6-20-2027	165,000,000	1,596,066
Japan Government Twenty Year Bond Series 097 (JPY)	2.20	9-20-2027	200,000,000	1,917,950
Japan Government Twenty Year Bond Series 099 (JPY)	2.10	12-20-2027	100,000,000	950,178
Japan Government Twenty Year Bond Series 100 (JPY)	2.20	3-20-2028	250,000,000	2,401,980
Japan Government Twenty Year Bond Series 102 (JPY)	2.40	6-20-2028	210,000,000	2,061,369
Japan Government Twenty Year Bond Series 105 (JPY)	2.10	9-20-2028	200,000,000	1,903,467
Japan Government Twenty Year Bond Series 108 (JPY)	1.90	12-20-2028	322,000,000	2,998,290
Japan Government Twenty Year Bond Series 110 (JPY)	2.10	3-20-2029	680,000,000	6,474,412
Japan Government Twenty Year Bond Series 112 (JPY)	2.10	6-20-2029	173,000,000	1,647,250
Japan Government Twenty Year Bond Series 113 (JPY)	2.10	9-20-2029	350,000,000	3,333,055
Japan Government Twenty Year Bond Series 115 (JPY)	2.20	12-20-2029	160,000,000	1,541,454
Japan Government Twenty Year Bond Series 116 (JPY)	2.20	3-20-2030	100,000,000	963,595
Japan Government Twenty Year Bond Series 117 (JPY)	2.10	3-20-2030	200,000,000	1,904,729
Japan Government Twenty Year Bond Series 118 (JPY)	2.00	6-20-2030	70,000,000	658,538
Japan Government Twenty Year Bond Series 120 (JPY)	1.60	6-20-2030	326,500,000	2,922,806
Japan Government Twenty Year Bond Series 121 (JPY)	1.90	9-20-2030	235,000,000	2,182,229
Japan Government Twenty Year Bond Series 123 (JPY)	2.10	12-20-2030	240,000,000	2,282,803
Japan Government Twenty Year Bond Series 125 (JPY)	2.20	3-20-2031	100,000,000	962,466
Japan Government Twenty Year Bond Series 126 (JPY)	2.00	3-20-2031	160,000,000	1,501,968
Japan Government Twenty Year Bond Series 127 (JPY)	1.90	3-20-2031	155,000,000	1,436,661
Japan Government Twenty Year Bond Series 128 (JPY)	1.90	6-20-2031	615,000,000	5,693,919
Japan Government Twenty Year Bond Series 130 (JPY)	1.80	9-20-2031	125,000,000	1,140,751
Japan Government Twenty Year Bond Series 133 (JPY)	1.80	12-20-2031	390,000,000	3,554,101
Japan Government Twenty Year Bond Series 134 (JPY)	1.80	3-20-2032	100,000,000	909,983
Japan Government Twenty Year Bond Series 139 (JPY)	1.60	6-20-2032	300,000,000	2,649,891
Japan Government Twenty Year Bond Series 140 (JPY)	1.70	9-20-2032	500,000,000	4,471,534
Japan Government Twenty Year Bond Series 141 (JPY)	1.70	12-20-2032	300,000,000	2,677,939
Japan Government Twenty Year Bond Series 142 (JPY)	1.80	12-20-2032	300,000,000	2,716,664
Japan Government Twenty Year Bond Series 143 (JPY)	1.60	3-20-2033	300,000,000	2,633,638
Japan Government Twenty Year Bond Series 146 (JPY)	1.70	9-20-2033	550,000,000	4,880,055
Japan Government Twenty Year Bond Series 147 (JPY)	1.60	12-20-2033	500,000,000	4,359,675
Japan Government Twenty Year Bond Series 148 (JPY)	1.50	3-20-2034	900,000,000	7,706,557
Japan Government Twenty Year Bond Series 149 (JPY)	1.50	6-20-2034	680,000,000	5,808,109
Japan Government Twenty Year Bond Series 40 (JPY)	2.30	9-20-2018	200,000,000	1,732,964
Japan Government Twenty Year Bond Series 72 (JPY)	2.10	9-20-2024	175,000,000	1,634,184
Japan Government Twenty Year Bond Series 79 (JPY)	2.00	6-20-2025	1,325,000,000	12,340,536
Japan Government Two Year Bond Series 343 (JPY)	0.10	8-15-2016	700,000,000	5,646,755
Japan Government Two Year Bond Series 349 (JPY)	0.10	2-15-2017	1,000,000,000	8,070,701
Netherlands Government Bond (EUR) 144A¤	0.00	4-15-2018	600,000	661,213
Netherlands Government Bond (EUR)	0.25	1-15-2020	1,550,000	1,716,410
Netherlands Government Bond (EUR)	0.25	7-15-2025	850,000	893,972
Netherlands Government Bond (EUR)	0.50	4-15-2017	1,525,000	1,696,567
Netherlands Government Bond (EUR) 144A	1.25	1-15-2018	1,600,000	1,821,354
Netherlands Government Bond (EUR) 144A	1.25	1-15-2019	1,600,000	1,839,208

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Netherlands Government Bond (EUR) 144A	1.75%	7-15-2023	1,700,000	$2,056,015
Netherlands Government Bond (EUR)	2.00	7-15-2024	2,100,000	2,598,685
Netherlands Government Bond (EUR) 144A	2.25	7-15-2022	1,700,000	2,116,562
Netherlands Government Bond (EUR) 144A	2.50	1-15-2017	1,650,000	1,891,640
Netherlands Government Bond (EUR) 144A	2.50	1-15-2033	1,150,000	1,568,307
Netherlands Government Bond (EUR)	2.75	1-15-2047	825,000	1,267,692
Netherlands Government Bond (EUR) 144A	3.25	7-15-2021	1,775,000	2,308,663
Netherlands Government Bond (EUR) 144A	3.50	7-15-2020	1,700,000	2,189,915
Netherlands Government Bond (EUR)	3.75	1-15-2023	1,350,000	1,855,617
Netherlands Government Bond (EUR) 144A	3.75	1-15-2042	1,850,000	3,256,015
Netherlands Government Bond (EUR) 144A	4.00	7-15-2016	1,450,000	1,667,543
Netherlands Government Bond (EUR) 144A	4.00	7-15-2018	1,750,000	2,166,918
Netherlands Government Bond (EUR) 144A	4.00	7-15-2019	1,450,000	1,854,348
Netherlands Government Bond (EUR) 144A	4.00	1-15-2037	1,428,000	2,457,909
Netherlands Government Bond (EUR) 144A	4.50	7-15-2017	1,600,000	1,932,022
Netherlands Government Bond (EUR)	5.50	1-15-2028	1,370,000	2,344,326
Netherlands Government Bond (EUR)	7.50	1-15-2023	335,000	564,924
Spain Government Bond (EUR) 144A	3.80	1-31-2017	2,400,000	2,800,328
Spain Government Bond (EUR) 144A	4.00	4-30-2020	2,525,000	3,190,298
Spain Government Bond (EUR) 144A	4.20	1-31-2037	1,900,000	2,586,426
Spain Government Bond (EUR)	4.25	10-31-2016	2,000,000	2,326,968
Spain Government Bond (EUR) 144A	4.30	10-31-2019	2,250,000	2,857,790
Spain Government Bond (EUR) 144A	4.60	7-30-2019	2,000,000	2,554,426
Spain Government Bond (EUR) 144A	4.65	7-30-2025	2,300,000	3,167,717
Spain Government Bond (EUR) 144A	4.70	7-30-2041	2,200,000	3,240,446
Spain Government Bond (EUR) 144A	4.80	1-31-2024	1,650,000	2,262,526
Spain Government Bond (EUR) 144A	4.85	10-31-2020	2,100,000	2,774,405
Spain Government Bond (EUR) 144A	4.90	7-30-2040	1,550,000	2,341,161
Spain Government Bond (EUR) 144A	5.50	7-30-2017	2,100,000	2,570,862
Spain Government Bond (EUR) 144A	5.50	4-30-2021	2,950,000	4,048,361
Spain Government Bond (EUR)	5.75	7-30-2032	1,850,000	2,955,740
Spain Government Bond (EUR) 144A	5.85	1-31-2022	2,250,000	3,186,383
Spain Government Bond (EUR) 144A	5.90	7-30-2026	1,750,000	2,660,167
Spain Government Bond (EUR)	6.00	1-31-2029	2,100,000	3,294,828
Sweden Government Bond Series 1047 (SEK)	5.00	12-1-2020	9,090,000	1,346,160
Sweden Government Bond Series 1050 (SEK)	3.00	7-12-2016	5,800,000	705,714
Sweden Government Bond Series 1051 (SEK)	3.75	8-12-2017	7,200,000	919,242
Sweden Government Bond Series 1052 (SEK)	4.25	3-12-2019	9,950,000	1,356,650
Sweden Government Bond Series 1053 (SEK)	3.50	3-30-2039	5,250,000	874,621
Sweden Government Bond Series 1054 (SEK)	3.50	6-1-2022	7,650,000	1,087,464
Sweden Government Bond Series 1056 (SEK)	2.25	6-1-2032	1,000,000	135,979
Sweden Government Bond Series 1057 (SEK)	1.50	11-13-2023	7,300,000	921,479
Sweden Government Bond Series 1058 (SEK)	2.50	5-12-2025	6,450,000	888,998
Sweden Government Bond Series 1059 (SEK)	1.00	11-12-2026	2,000,000	239,826
United Kingdom Gilt (GBP)	1.00	9-7-2017	3,900,000	6,009,340
United Kingdom Gilt (GBP)	1.25	7-22-2018	3,900,000	6,025,589
United Kingdom Gilt (GBP)	1.75	1-22-2017	3,300,000	5,147,126
United Kingdom Gilt (GBP)	1.75	7-22-2019	3,250,000	5,088,651
United Kingdom Gilt (GBP)	1.75	9-7-2022	3,600,000	5,556,173
United Kingdom Gilt (GBP)	2.00	7-22-2020	3,700,000	5,840,861
United Kingdom Gilt (GBP)	2.00	9-7-2025	500,000	770,907
United Kingdom Gilt (GBP)	2.25	9-7-2023	2,750,000	4,375,679
United Kingdom Gilt (GBP)	2.75	9-7-2024	3,500,000	5,774,517
United Kingdom Gilt (GBP)	3.25	1-22-2044	4,250,000	7,450,152
United Kingdom Gilt (GBP)	3.50	1-22-2045	1,100,000	2,021,172
United Kingdom Gilt (GBP)	3.50	7-22-2068	1,800,000	3,609,744
United Kingdom Gilt (GBP)	3.75	9-7-2019	2,950,000	5,002,987
United Kingdom Gilt (GBP)	3.75	9-7-2020	3,000,000	5,155,218
United Kingdom Gilt (GBP)	3.75	9-7-2021	3,400,000	5,914,901
United Kingdom Gilt (GBP)	3.75	7-22-2052	2,450,000	4,893,417
United Kingdom Gilt (GBP)	4.00	9-7-2016	3,900,000	6,225,537
United Kingdom Gilt (GBP)	4.00	3-7-2022	3,600,000	6,390,472
United Kingdom Gilt (GBP)	4.00	1-22-2060	2,200,000	4,780,707
United Kingdom Gilt (GBP)	4.25	12-7-2027	2,950,000	5,608,976
United Kingdom Gilt (GBP)	4.25	6-7-2032	3,900,000	7,593,954
United Kingdom Gilt (GBP)	4.25	3-7-2036	3,450,000	6,846,437
United Kingdom Gilt (GBP)	4.25	9-7-2039	2,350,000	4,752,781
United Kingdom Gilt (GBP)	4.25	12-7-2040	2,300,000	4,685,879
United Kingdom Gilt (GBP)	4.25	12-7-2046	2,350,000	4,967,017

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
United Kingdom Gilt (GBP)	4.25%	12-7-2049	2,350,000	$5,077,553
United Kingdom Gilt (GBP)	4.25	12-7-2055	2,525,000	5,649,343
United Kingdom Gilt (GBP)	4.50	3-7-2019	3,725,000	6,431,596
United Kingdom Gilt (GBP)	4.50	9-7-2034	3,350,000	6,794,630
United Kingdom Gilt (GBP)	4.50	12-7-2042	2,760,000	5,908,589
United Kingdom Gilt (GBP)	4.75	3-7-2020	3,425,000	6,089,943
United Kingdom Gilt (GBP)	4.75	12-7-2030	4,100,000	8,352,588
United Kingdom Gilt (GBP)	4.75	12-7-2038	2,550,000	5,499,793
United Kingdom Gilt (GBP)	5.00	3-7-2018	3,200,000	5,464,482
United Kingdom Gilt (GBP)	5.00	3-7-2025	3,800,000	7,461,847
United Kingdom Gilt (GBP)	6.00	12-7-2028	2,325,000	5,216,006
United Kingdom Gilt (GBP)	8.00	6-7-2021	2,300,000	4,853,078
United Kingdom Gilt (GBP)	8.75	8-25-2017	1,300,000	2,352,793

Total Foreign Government Bonds (Cost $1,771,983,343)				1,582,825,459

U.S. Treasury Securities : 23.21%
U.S. Treasury Bond	2.50	2-15-2045	$11,750,000	10,821,022
U.S. Treasury Bond	2.75	8-15-2042	7,000,000	6,796,566
U.S. Treasury Bond	2.75	11-15-2042	8,250,000	8,004,431
U.S. Treasury Bond	2.88	5-15-2043	9,350,000	9,297,406
U.S. Treasury Bond	3.00	5-15-2042	2,000,000	2,042,032
U.S. Treasury Bond	3.00	11-15-2044	12,250,000	12,511,268
U.S. Treasury Bond	3.13	11-15-2041	6,000,000	6,290,154
U.S. Treasury Bond	3.13	2-15-2042	2,250,000	2,355,293
U.S. Treasury Bond	3.13	2-15-2043	6,250,000	6,522,463
U.S. Treasury Bond	3.13	8-15-2044	6,500,000	6,800,118
U.S. Treasury Bond	3.38	5-15-2044	9,000,000	9,855,000
U.S. Treasury Bond	3.50	2-15-2039	4,500,000	5,020,664
U.S. Treasury Bond	3.63	8-15-2043	6,500,000	7,439,452
U.S. Treasury Bond	3.63	2-15-2044	9,750,000	11,162,229
U.S. Treasury Bond	3.75	8-15-2041	6,000,000	7,004,064
U.S. Treasury Bond	3.75	11-15-2043	10,000,000	11,704,690
U.S. Treasury Bond	3.88	8-15-2040	7,000,000	8,301,013
U.S. Treasury Bond	4.25	5-15-2039	3,000,000	3,744,843
U.S. Treasury Bond	4.25	11-15-2040	4,500,000	5,647,500
U.S. Treasury Bond	4.38	2-15-2038	1,750,000	2,223,594
U.S. Treasury Bond	4.38	11-15-2039	800,000	1,018,500
U.S. Treasury Bond	4.38	5-15-2040	6,250,000	7,979,006
U.S. Treasury Bond	4.50	2-15-2036	3,800,000	4,918,625
U.S. Treasury Bond	4.50	5-15-2038	600,000	774,890
U.S. Treasury Bond	4.50	8-15-2039	4,100,000	5,308,541
U.S. Treasury Bond	4.75	2-15-2037	1,550,000	2,070,946
U.S. Treasury Bond	4.75	2-15-2041	5,200,000	7,026,906
U.S. Treasury Bond	5.00	5-15-2037	300,000	414,305
U.S. Treasury Bond	5.50	8-15-2028	1,000,000	1,357,344
U.S. Treasury Bond	6.00	2-15-2026	1,150,000	1,571,906
U.S. Treasury Bond	6.13	11-15-2027	2,400,000	3,398,813
U.S. Treasury Bond	6.25	5-15-2030	6,000,000	8,847,654
U.S. Treasury Bond	6.38	8-15-2027	5,400,000	7,759,967
U.S. Treasury Bond	6.50	11-15-2026	1,500,000	2,148,516
U.S. Treasury Bond	6.63	2-15-2027	950,000	1,378,836
U.S. Treasury Bond	6.75	8-15-2026	1,500,000	2,178,984
U.S. Treasury Bond	6.88	8-15-2025	1,500,000	2,156,718
U.S. Treasury Note	0.50	6-15-2016	10,000,000	10,018,750
U.S. Treasury Note	0.50	7-31-2017	5,000,000	4,982,810
U.S. Treasury Note	0.63	7-15-2016	25,000,000	25,078,125
U.S. Treasury Note	0.63	12-15-2016	10,000,000	10,023,047
U.S. Treasury Note	0.63	8-31-2017	5,000,000	4,992,190
U.S. Treasury Note	0.63	9-30-2017	24,000,000	23,940,000
U.S. Treasury Note	0.63	11-30-2017	7,600,000	7,567,343
U.S. Treasury Note	0.63	4-30-2018	4,000,000	3,965,624
U.S. Treasury Note	0.75	6-30-2017	15,000,000	15,036,330
U.S. Treasury Note	0.75	12-31-2017	14,000,000	13,978,132
U.S. Treasury Note	0.75	2-28-2018	5,000,000	4,982,810
U.S. Treasury Note	0.75	3-31-2018	3,500,000	3,484,688
U.S. Treasury Note	0.88	9-15-2016	4,000,000	4,023,752
U.S. Treasury Note	0.88	12-31-2016	25,000,000	25,156,250

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	0.88%	1-31-2017	$10,000,000	$10,057,810
U.S. Treasury Note	0.88	2-28-2017	20,000,000	20,118,760
U.S. Treasury Note	0.88	4-30-2017	7,000,000	7,039,375
U.S. Treasury Note	0.88	5-15-2017	22,500,000	22,623,053
U.S. Treasury Note	0.88	1-31-2018	5,000,000	5,003,125
U.S. Treasury Note	0.88	7-31-2019	2,500,000	2,455,273
U.S. Treasury Note	1.00	8-31-2016	10,000,000	10,076,560
U.S. Treasury Note	1.00	9-30-2016	10,000,000	10,077,340
U.S. Treasury Note	1.00	10-31-2016	5,000,000	5,038,280
U.S. Treasury Note	1.00	3-31-2017	12,000,000	12,096,564
U.S. Treasury Note	1.00	5-31-2018	7,000,000	7,008,750
U.S. Treasury Note	1.00	6-30-2019	25,000,000	24,712,900
U.S. Treasury Note	1.00	9-30-2019	23,500,000	23,143,834
U.S. Treasury Note	1.00	11-30-2019	10,000,000	9,822,660
U.S. Treasury Note	1.13	12-31-2019	5,000,000	4,933,985
U.S. Treasury Note	1.13	4-30-2020	15,000,000	14,749,215
U.S. Treasury Note	1.25	10-31-2018	10,000,000	10,047,660
U.S. Treasury Note	1.25	11-30-2018	10,000,000	10,043,750
U.S. Treasury Note	1.25	1-31-2019	2,500,000	2,506,640
U.S. Treasury Note	1.25	4-30-2019	12,000,000	12,011,256
U.S. Treasury Note	1.25	1-31-2020	7,000,000	6,946,680
U.S. Treasury Note	1.25	2-29-2020	10,000,000	9,906,250
U.S. Treasury Note	1.38	6-30-2018	10,000,000	10,117,190
U.S. Treasury Note	1.38	7-31-2018	5,000,000	5,055,860
U.S. Treasury Note	1.38	9-30-2018	11,000,000	11,107,426
U.S. Treasury Note	1.38	12-31-2018	10,000,000	10,077,340
U.S. Treasury Note	1.38	2-28-2019	5,000,000	5,030,860
U.S. Treasury Note	1.38	1-31-2020	3,000,000	2,992,968
U.S. Treasury Note	1.38	4-30-2020	20,000,000	19,900,000
U.S. Treasury Note	1.38	5-31-2020	10,000,000	9,943,750
U.S. Treasury Note	1.50	6-30-2016	5,000,000	5,062,890
U.S. Treasury Note	1.50	7-31-2016	15,000,000	15,198,045
U.S. Treasury Note	1.50	8-31-2018	12,000,000	12,171,564
U.S. Treasury Note	1.50	1-31-2019	7,000,000	7,080,934
U.S. Treasury Note	1.50	5-31-2019	25,000,000	25,220,700
U.S. Treasury Note	1.63	3-31-2019	20,000,000	20,296,880
U.S. Treasury Note	1.63	8-31-2019	5,000,000	5,059,375
U.S. Treasury Note	1.63	8-15-2022	6,100,000	5,991,347
U.S. Treasury Note	1.63	11-15-2022	12,500,000	12,246,100
U.S. Treasury Note	1.75	9-30-2019	30,000,000	30,489,840
U.S. Treasury Note	1.75	2-28-2022	15,000,000	14,927,344
U.S. Treasury Note	1.75	5-15-2022	7,500,000	7,444,920
U.S. Treasury Note	1.75	5-15-2023	12,500,000	12,289,063
U.S. Treasury Note	1.88	8-31-2017	6,500,000	6,668,597
U.S. Treasury Note	1.88	9-30-2017	6,000,000	6,157,032
U.S. Treasury Note	2.00	7-31-2020	6,000,000	6,136,872
U.S. Treasury Note	2.00	11-30-2020	10,000,000	10,196,090
U.S. Treasury Note	2.00	5-31-2021	5,000,000	5,076,955
U.S. Treasury Note	2.00	11-15-2021	16,000,000	16,191,248
U.S. Treasury Note	2.00	2-15-2023	11,000,000	11,048,983
U.S. Treasury Note	2.00	2-15-2025	14,000,000	13,861,092
U.S. Treasury Note	2.13	8-31-2020	4,500,000	4,625,510
U.S. Treasury Note	2.13	8-15-2021	10,000,000	10,209,380
U.S. Treasury Note	2.25	11-30-2017	7,500,000	7,773,045
U.S. Treasury Note	2.25	3-31-2021	15,000,000	15,459,375
U.S. Treasury Note	2.25	7-31-2021	7,000,000	7,203,987
U.S. Treasury Note	2.25	11-15-2024	14,500,000	14,668,795
U.S. Treasury Note	2.38	7-31-2017	3,500,000	3,627,694
U.S. Treasury Note	2.38	5-31-2018	5,000,000	5,210,155
U.S. Treasury Note	2.38	6-30-2018	8,000,000	8,337,504
U.S. Treasury Note	2.38	8-15-2024	15,000,000	15,352,740
U.S. Treasury Note	2.50	6-30-2017	4,500,000	4,672,265
U.S. Treasury Note	2.50	8-15-2023	14,250,000	14,807,759
U.S. Treasury Note	2.50	5-15-2024	15,500,000	16,043,709
U.S. Treasury Note	2.63	1-31-2018	4,000,000	4,187,500
U.S. Treasury Note	2.63	4-30-2018	5,500,000	5,769,412
U.S. Treasury Note	2.63	8-15-2020	12,000,000	12,636,564
U.S. Treasury Note	2.63	11-15-2020	15,000,000	15,785,160
U.S. Treasury Note	2.75	11-30-2016	24,000,000	24,817,488

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	2.75%	5-31-2017	$4,000,000	$4,169,064
U.S. Treasury Note	2.75	12-31-2017	6,000,000	6,294,846
U.S. Treasury Note	2.75	2-28-2018	4,000,000	4,202,812
U.S. Treasury Note	2.75	2-15-2019	16,950,000	17,911,387
U.S. Treasury Note	2.75	11-15-2023	15,500,000	16,392,459
U.S. Treasury Note	2.75	2-15-2024	22,000,000	23,242,648
U.S. Treasury Note	2.88	3-31-2018	5,000,000	5,275,390
U.S. Treasury Note	3.00	8-31-2016	13,500,000	13,933,472
U.S. Treasury Note	3.00	9-30-2016	5,000,000	5,171,095
U.S. Treasury Note	3.00	2-28-2017	3,000,000	3,127,968
U.S. Treasury Note	3.13	10-31-2016	6,000,000	6,225,468
U.S. Treasury Note	3.13	1-31-2017	5,000,000	5,216,015
U.S. Treasury Note	3.13	4-30-2017	3,000,000	3,145,077
U.S. Treasury Note	3.13	5-15-2019	8,000,000	8,573,128
U.S. Treasury Note	3.13	5-15-2021	4,000,000	4,318,752
U.S. Treasury Note	3.25	6-30-2016	5,000,000	5,157,030
U.S. Treasury Note	3.25	7-31-2016	5,000,000	5,167,190
U.S. Treasury Note	3.25	3-31-2017	5,000,000	5,244,920
U.S. Treasury Note	3.38	11-15-2019	8,000,000	8,685,624
U.S. Treasury Note	3.50	2-15-2018	5,000,000	5,353,125
U.S. Treasury Note	3.50	5-15-2020	10,000,000	10,958,590
U.S. Treasury Note	3.63	8-15-2019	9,500,000	10,393,589
U.S. Treasury Note	3.63	2-15-2020	20,500,000	22,554,797
U.S. Treasury Note	3.63	2-15-2021	20,000,000	22,137,500
U.S. Treasury Note	3.75	11-15-2018	7,000,000	7,630,546
U.S. Treasury Note	3.88	5-15-2018	3,000,000	3,257,577
U.S. Treasury Note	4.00	8-15-2018	2,525,000	2,765,466
U.S. Treasury Note	4.25	11-15-2017	4,000,000	4,337,188
U.S. Treasury Note	4.50	5-15-2017	2,000,000	2,150,938
U.S. Treasury Note	4.63	11-15-2016	25,000,000	26,507,800
U.S. Treasury Note	4.63	2-15-2017	5,000,000	5,347,655
U.S. Treasury Note	4.75	8-15-2017	23,000,000	25,044,838
U.S. Treasury Note	4.88	8-15-2016	2,500,000	2,635,155
U.S. Treasury Note	6.25	8-15-2023	3,500,000	4,639,415
U.S. Treasury Note	7.13	2-15-2023	3,000,000	4,129,218
U.S. Treasury Note	7.25	8-15-2022	1,000,000	1,368,438
U.S. Treasury Note	7.50	11-15-2016	2,000,000	2,203,438
U.S. Treasury Note	7.50	11-15-2024	2,000,000	2,938,750
U.S. Treasury Note	7.88	2-15-2021	500,000	670,586
U.S. Treasury Note	8.00	11-15-2021	4,100,000	5,659,923
U.S. Treasury Note	8.13	8-15-2019	1,350,000	1,727,367
U.S. Treasury Note	8.50	2-15-2020	1,700,000	2,248,515
U.S. Treasury Note	8.75	5-15-2017	2,500,000	2,895,508
U.S. Treasury Note	8.75	8-15-2020	400,000	544,656
U.S. Treasury Note	8.88	8-15-2017	1,275,000	1,503,604
U.S. Treasury Note	8.88	2-15-2019	1,200,000	1,537,969
U.S. Treasury Note	9.13	5-15-2018	2,900,000	3,597,360

Total U.S. Treasury Securities (Cost $1,412,945,349)				1,453,926,993

Yankee Corporate Bonds and Notes : 4.04%

Consumer Discretionary : 0.05%

Media : 0.05%
Grupo Televisa SAB	5.00	5-13-2045	500,000	500,985
Grupo Televisa SAB	6.00	5-15-2018	250,000	278,150
Grupo Televisa SAB	6.63	1-15-2040	500,000	594,700
WPP Finance 2010	3.63	9-7-2022	350,000	359,948
WPP Finance 2010	3.75	9-19-2024	1,000,000	1,027,819
WPP Finance 2010	5.63	11-15-2043	200,000	227,362

				2,988,964

Consumer Staples : 0.06%

Beverages : 0.06%
Coca-Cola Femsa SAB de CV	2.38	11-26-2018	500,000	509,000

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Beverages (continued)
Coca-Cola Femsa SAB de CV	3.88%	11-26-2023	$300,000	$316,668
Coca-Cola Femsa SAB de CV	4.63	2-15-2020	200,000	219,542
Coca-Cola Femsa SAB de CV	5.25	11-26-2043	300,000	333,339
Diageo Capital plc	1.13	4-29-2018	500,000	497,865
Diageo Capital plc	2.63	4-29-2023	300,000	294,351
Diageo Capital plc	3.88	4-29-2043	230,000	220,379
Diageo Capital plc	5.75	10-23-2017	1,050,000	1,160,267
Diageo Capital plc	5.88	9-30-2036	175,000	214,086
Fomento Economico Mexicano SAB de CV	2.88	5-10-2023	200,000	191,828
Fomento Economico Mexicano SAB de CV	4.38	5-10-2043	150,000	143,646

				4,100,971

Energy : 0.68%

Energy Equipment & Services : 0.04%
Ensco plc	4.50	10-1-2024	500,000	494,423
Ensco plc	4.70	3-15-2021	500,000	516,819
Ensco plc	5.20	3-15-2025	1,250,000	1,286,123

				2,297,365

Oil, Gas & Consumable Fuels : 0.64%
Alberta Energy Company Limited	7.38	11-1-2031	350,000	420,371
Alberta Energy Company Limited	8.13	9-15-2030	150,000	195,518
BP Capital Markets plc	1.38	11-6-2017	400,000	400,787
BP Capital Markets plc	1.38	5-10-2018	350,000	349,196
BP Capital Markets plc	1.85	5-5-2017	500,000	507,340
BP Capital Markets plc	2.24	5-10-2019	400,000	405,074
BP Capital Markets plc	2.25	11-1-2016	500,000	509,590
BP Capital Markets plc	2.50	11-6-2022	500,000	485,156
BP Capital Markets plc	2.52	1-15-2020	1,000,000	1,019,048
BP Capital Markets plc	2.75	5-10-2023	600,000	583,958
BP Capital Markets plc	3.25	5-6-2022	750,000	760,820
BP Capital Markets plc	3.51	3-17-2025	1,500,000	1,508,369
BP Capital Markets plc	3.81	2-10-2024	500,000	519,524
BP Capital Markets plc	4.50	10-1-2020	500,000	553,238
BP Capital Markets plc	4.74	3-11-2021	1,000,000	1,126,606
BP Capital Markets plc	4.75	3-10-2019	450,000	496,094
Canadian Natural Resources Limited	3.90	2-1-2025	300,000	302,638
Canadian Natural Resources Limited	5.70	5-15-2017	1,150,000	1,238,721
Canadian Natural Resources Limited	5.85	2-1-2035	565,000	633,648
Canadian Natural Resources Limited	6.25	3-15-2038	500,000	588,267
Cenovus Energy Incorporated	3.00	8-15-2022	250,000	240,276
Cenovus Energy Incorporated	3.80	9-15-2023	250,000	250,025
Cenovus Energy Incorporated	4.45	9-15-2042	250,000	226,913
Cenovus Energy Incorporated	5.70	10-15-2019	700,000	786,211
Cenovus Energy Incorporated	6.75	11-15-2039	500,000	591,110
Enbridge Incorporated	3.50	6-10-2024	1,000,000	964,803
Enbridge Incorporated	5.60	4-1-2017	100,000	106,274
Encana Corporation	5.15	11-15-2041	500,000	489,126
Encana Corporation	6.50	5-15-2019	400,000	457,374
Encana Corporation	6.50	8-15-2034	250,000	284,256
Encana Corporation	6.50	2-1-2038	350,000	393,589
Husky Energy Incorporated	4.00	4-15-2024	500,000	507,364
Husky Energy Incorporated	6.80	9-15-2037	100,000	118,171
Husky Energy Incorporated	7.25	12-15-2019	565,000	669,728
Noble Holdings International Limited Corporation	3.95	3-15-2022	150,000	138,111
Noble Holdings International Limited Corporation	4.63	3-1-2021	200,000	198,041
Noble Holdings International Limited Corporation	4.90	8-1-2020	250,000	255,344
Noble Holdings International Limited Corporation	5.25	3-15-2042	200,000	158,933
Noble Holdings International Limited Corporation	6.05	3-1-2041	200,000	175,226
Petro-Canada	5.95	5-15-2035	700,000	814,586
Petro-Canada	6.80	5-15-2038	400,000	515,256
Suncor Energy Incorporated	3.60	12-1-2024	600,000	610,519
Suncor Energy Incorporated	5.95	12-1-2034	75,000	87,636
Suncor Energy Incorporated	6.10	6-1-2018	900,000	1,008,544
Suncor Energy Incorporated	6.50	6-15-2038	400,000	500,070

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Suncor Energy Incorporated	6.85%	6-1-2039	$250,000	$323,894
Talisman Energy Incorporated	3.75	2-1-2021	150,000	148,479
Talisman Energy Incorporated	5.50	5-15-2042	1,000,000	946,485
Talisman Energy Incorporated	6.25	2-1-2038	400,000	414,854
Talisman Energy Incorporated	7.75	6-1-2019	415,000	482,557
Total Capital Canada Limited	2.75	7-15-2023	350,000	344,776
Total Capital International SA	1.00	1-10-2017	200,000	200,708
Total Capital International SA	1.50	2-17-2017	500,000	505,556
Total Capital International SA	1.55	6-28-2017	500,000	505,904
Total Capital International SA	2.13	1-10-2019	500,000	508,784
Total Capital International SA	2.70	1-25-2023	350,000	344,564
Total Capital International SA	2.88	2-17-2022	1,000,000	1,012,920
Total Capital International SA	3.70	1-15-2024	1,000,000	1,047,128
Total Capital International SA	3.75	4-10-2024	500,000	527,440
Total Capital SA	4.13	1-28-2021	100,000	109,171
Total Capital SA	4.25	12-15-2021	250,000	276,523
Total Capital SA	4.45	6-24-2020	500,000	553,831
TransCanada PipeLines Limited	2.50	8-1-2022	500,000	484,366
TransCanada PipeLines Limited	3.75	10-16-2023	250,000	258,173
TransCanada PipeLines Limited	3.80	10-1-2020	300,000	320,558
TransCanada PipeLines Limited	4.63	3-1-2034	500,000	522,611
TransCanada PipeLines Limited	5.00	10-16-2043	500,000	524,849
TransCanada PipeLines Limited	5.60	3-31-2034	100,000	113,194
TransCanada PipeLines Limited	6.10	6-1-2040	300,000	359,948
TransCanada PipeLines Limited	6.20	10-15-2037	585,000	698,447
TransCanada PipeLines Limited ±	6.35	5-15-2067	500,000	476,875
TransCanada PipeLines Limited	7.13	1-15-2019	1,500,000	1,756,523
TransCanada PipeLines Limited	7.63	1-15-2039	500,000	707,375
Weatherford International Limited	4.50	4-15-2022	300,000	290,121
Weatherford International Limited	5.13	9-15-2020	200,000	204,853
Weatherford International Limited	5.95	4-15-2042	250,000	225,363
Weatherford International Limited	6.00	3-15-2018	100,000	106,378
Weatherford International Limited	6.50	8-1-2036	300,000	281,222
Weatherford International Limited	6.75	9-15-2040	300,000	287,747
Weatherford International Limited	7.00	3-15-2038	50,000	48,970
Weatherford International Limited	9.63	3-1-2019	1,000,000	1,176,340

				40,248,936

Financials : 1.88%

Banks : 1.26%
Australia & New Zealand Banking Group Limited	1.25	1-10-2017	250,000	250,863
Australia & New Zealand Banking Group Limited	1.45	5-15-2018	250,000	249,783
Australia & New Zealand Banking Group Limited	1.88	10-6-2017	250,000	253,493
Australia & New Zealand Banking Group Limited	2.25	6-13-2019	1,000,000	1,010,369
Bancolombia SA	5.95	6-3-2021	1,000,000	1,105,500
Bank of Montreal	1.30	7-14-2017	1,000,000	1,003,558
Bank of Montreal	1.40	9-11-2017	1,000,000	1,004,863
Bank of Montreal	2.50	1-11-2017	500,000	513,270
Bank of Montreal	2.55	11-6-2022	1,000,000	987,438
Bank of Nova Scotia	1.10	12-13-2016	500,000	501,042
Bank of Nova Scotia	1.25	4-11-2017	1,000,000	1,003,438
Bank of Nova Scotia	1.30	7-21-2017	300,000	300,994
Bank of Nova Scotia	1.38	12-18-2017	500,000	499,909
Bank of Nova Scotia	1.45	4-25-2018	500,000	499,926
Bank of Nova Scotia	2.05	10-30-2018	100,000	101,403
Bank of Nova Scotia	2.55	1-12-2017	750,000	768,107
Bank of Nova Scotia	2.80	7-21-2021	750,000	765,008
Bank of Nova Scotia	4.38	1-13-2021	500,000	550,813
Barclays Bank plc	2.50	2-20-2019	500,000	509,153
Barclays Bank plc	3.65	3-16-2025	1,500,000	1,468,131
Barclays Bank plc	3.75	5-15-2024	1,000,000	1,032,422
Barclays Bank plc	5.00	9-22-2016	900,000	946,319
Barclays Bank plc	5.13	1-8-2020	1,000,000	1,134,899
Barclays Bank plc	5.14	10-14-2020	800,000	884,803
Barclays Bank plc	6.75	5-22-2019	1,000,000	1,176,375
BNP Paribas	1.25	12-12-2016	294,000	294,833

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
BNP Paribas	1.38%	3-17-2017	$500,000	$500,799
BNP Paribas	2.40	12-12-2018	600,000	609,767
BNP Paribas	2.45	3-17-2019	500,000	508,699
BNP Paribas	2.70	8-20-2018	1,000,000	1,028,913
BNP Paribas	3.25	3-3-2023	500,000	504,327
BNP Paribas	4.25	10-15-2024	400,000	407,561
BNP Paribas	5.00	1-15-2021	1,150,000	1,290,088
BPCE SA	1.63	2-10-2017	1,000,000	1,006,829
BPCE SA	2.50	7-15-2019	1,000,000	1,013,893
BPCE SA	4.00	4-15-2024	500,000	519,539
Canadian Imperial Bank	1.35	7-18-2016	200,000	201,381
Canadian Imperial Bank	1.55	1-23-2018	300,000	300,732
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.50	1-11-2021	500,000	553,609
Corpbanca 144A	3.88	9-22-2019	600,000	608,872
Credit Suisse (New York)	3.00	10-29-2021	1,000,000	1,006,035
Credit Suisse (New York)	3.63	9-9-2024	1,500,000	1,523,240
Credit Suisse (New York)	4.38	8-5-2020	1,000,000	1,099,803
Credit Suisse (New York)	5.30	8-13-2019	1,500,000	1,687,161
Credit Suisse (New York)	5.40	1-14-2020	1,500,000	1,670,694
Credit Suisse Group Funding Limited 144A	3.75	3-26-2025	1,000,000	987,185
Credit Suisse Group Funding Limited 144A	4.88	5-15-2045	500,000	508,640
HSBC Holdings plc	4.00	3-30-2022	1,000,000	1,070,753
HSBC Holdings plc	4.25	3-14-2024	1,000,000	1,041,022
HSBC Holdings plc	4.88	1-14-2022	250,000	279,224
HSBC Holdings plc	5.10	4-5-2021	1,000,000	1,131,646
HSBC Holdings plc	5.25	3-14-2044	500,000	545,726
HSBC Holdings plc	6.10	1-14-2042	500,000	637,253
HSBC Holdings plc	6.50	5-2-2036	1,000,000	1,239,711
HSBC Holdings plc	6.50	9-15-2037	850,000	1,057,301
HSBC Holdings plc	6.80	6-1-2038	350,000	451,553
Intesa Sanpaolo SpA	2.38	1-13-2017	500,000	504,285
Intesa Sanpaolo SpA	3.88	1-16-2018	700,000	728,218
Intesa Sanpaolo SpA	3.88	1-15-2019	500,000	521,493
Intesa Sanpaolo SpA	5.25	1-12-2024	500,000	551,322
Lloyds Bank plc	2.40	3-17-2020	1,500,000	1,508,042
Lloyds TSB Bank plc	2.30	11-27-2018	200,000	202,886
Lloyds TSB Bank plc	4.20	3-28-2017	1,000,000	1,054,148
National Australia Bank Limited	1.30	7-25-2016	250,000	251,530
National Australia Bank Limited	2.75	3-9-2017	1,000,000	1,030,432
National Australia Bank Limited	3.00	1-20-2023	350,000	352,623
NIBC Bank NV	4.88	11-19-2019	800,000	898,386
Rabobank Nederland NV	1.70	3-19-2018	500,000	503,543
Rabobank Nederland NV	2.25	1-14-2019	500,000	507,302
Rabobank Nederland NV	3.38	1-19-2017	1,000,000	1,037,712
Rabobank Nederland NV	3.38	5-21-2025	500,000	505,410
Rabobank Nederland NV	3.88	2-8-2022	500,000	531,651
Rabobank Nederland NV	3.95	11-9-2022	750,000	766,581
Rabobank Nederland NV	4.63	12-1-2023	750,000	795,515
Rabobank Nederland NV	5.25	5-24-2041	725,000	834,772
Rabobank Nederland NV	5.75	12-1-2043	1,000,000	1,164,176
Royal Bank of Canada	1.20	1-23-2017	250,000	251,167
Royal Bank of Canada	1.25	6-16-2017	500,000	501,886
Royal Bank of Canada	1.45	9-9-2016	500,000	504,389
Royal Bank of Canada	1.50	1-16-2018	450,000	450,689
Royal Bank of Canada	2.15	3-15-2019	500,000	505,562
Royal Bank of Canada	2.20	7-27-2018	1,000,000	1,019,896
Royal Bank of Canada	2.30	7-20-2016	600,000	610,843
Royal Bank of Scotland Group plc	5.63	8-24-2020	1,000,000	1,147,339
Royal Bank of Scotland Group plc	6.40	10-21-2019	575,000	656,472
Societe Generale	2.75	10-12-2017	200,000	205,427
Sumitomo Mitsui Banking Corporation	1.30	1-10-2017	500,000	500,733
Sumitomo Mitsui Banking Corporation	1.45	7-19-2016	250,000	251,252
Sumitomo Mitsui Banking Corporation	1.50	1-18-2018	500,000	499,684
Sumitomo Mitsui Banking Corporation	2.25	7-11-2019	500,000	502,309
Sumitomo Mitsui Banking Corporation	2.45	1-10-2019	500,000	508,988
Sumitomo Mitsui Banking Corporation	3.20	7-18-2022	1,000,000	1,012,156
Sumitomo Mitsui Banking Corporation	3.40	7-11-2024	250,000	254,096
Sumitomo Mitsui Banking Corporation	3.95	7-19-2023	250,000	265,935
Svenska Handelsbanken AB	1.63	3-21-2018	400,000	400,542

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Svenska Handelsbanken AB	2.25%	6-17-2019	$500,000	$505,929
Svenska Handelsbanken AB	2.88	4-4-2017	1,000,000	1,031,387
Svenska Handelsbanken AB	3.13	7-12-2016	500,000	512,843
Toronto Dominion Bank	1.13	5-2-2017	1,500,000	1,503,195
Toronto Dominion Bank	1.40	4-30-2018	1,250,000	1,249,815
Toronto Dominion Bank	1.50	9-9-2016	500,000	504,149
Toronto Dominion Bank	2.13	7-2-2019	1,000,000	1,008,952
Toronto Dominion Bank	2.50	7-14-2016	500,000	510,292
Toronto Dominion Bank	2.63	9-10-2018	600,000	621,741
Westpac Banking Corporation	1.05	11-25-2016	200,000	200,638
Westpac Banking Corporation	1.20	5-19-2017	1,000,000	1,003,442
Westpac Banking Corporation	1.55	5-25-2018	1,000,000	1,000,930
Westpac Banking Corporation	2.00	8-14-2017	100,000	101,724
Westpac Banking Corporation	2.25	1-17-2019	250,000	253,830
Westpac Banking Corporation	2.30	5-26-2020	1,000,000	1,002,530

				79,119,457

Capital Markets : 0.05%
Invesco Finance plc	4.00	1-30-2024	250,000	262,643
Invesco Finance plc	5.38	11-30-2043	250,000	287,970
Nomura Holdings Incorporated	2.00	9-13-2016	1,100,000	1,109,826
Nomura Holdings Incorporated	2.75	3-19-2019	500,000	509,020
Nomura Holdings Incorporated	6.70	3-4-2020	356,000	423,016
Sasol Financing International Company	4.50	11-14-2022	500,000	505,800

				3,098,275

Diversified Financial Services : 0.51%
Abbey National Treasury Services plc	1.38	3-13-2017	750,000	753,721
Abbey National Treasury Services plc	3.05	8-23-2018	500,000	520,669
Abbey National Treasury Services plc	4.00	3-13-2024	750,000	791,868
Barrick Australian Finance Proprietary Limited	5.95	10-15-2039	550,000	539,646
BHP Billiton Finance USA Limited	1.63	2-24-2017	500,000	506,385
BHP Billiton Finance USA Limited	2.88	2-24-2022	350,000	350,035
BHP Billiton Finance USA Limited	3.25	11-21-2021	500,000	520,717
BHP Billiton Finance USA Limited	3.85	9-30-2023	1,500,000	1,576,545
BHP Billiton Finance USA Limited	4.13	2-24-2042	650,000	622,165
BHP Billiton Finance USA Limited	5.00	9-30-2043	500,000	536,535
BHP Billiton Finance USA Limited	5.40	3-29-2017	200,000	215,991
BHP Billiton Finance USA Limited	6.50	4-1-2019	1,050,000	1,226,589
Burlington Resources Finance Company	7.20	8-15-2031	500,000	663,449
ConocoPhillips Canada Funding Company	5.63	10-15-2016	150,000	159,705
ConocoPhillips Canada Funding Company	5.95	10-15-2036	300,000	362,031
Deutsche Bank AG (London)	1.35	5-30-2017	1,000,000	997,024
Deutsche Bank AG (London)	1.88	2-13-2018	1,500,000	1,502,928
Deutsche Bank AG (London)	2.50	2-13-2019	500,000	507,319
Deutsche Bank AG (London)	3.70	5-30-2024	1,000,000	1,013,927
Deutsche Bank AG (London) ±	4.30	5-24-2028	1,600,000	1,552,282
Schlumberger Investment SA	3.65	12-1-2023	604,000	635,302
Shell International Finance BV	1.90	8-10-2018	1,000,000	1,014,890
Shell International Finance BV	2.00	11-15-2018	500,000	507,865
Shell International Finance BV	2.13	5-11-2020	750,000	754,703
Shell International Finance BV	2.25	1-6-2023	250,000	241,019
Shell International Finance BV	2.38	8-21-2022	250,000	244,733
Shell International Finance BV	3.25	5-11-2025	1,000,000	1,013,760
Shell International Finance BV	3.40	8-12-2023	250,000	259,364
Shell International Finance BV	3.63	8-21-2042	250,000	227,991
Shell International Finance BV	4.13	5-11-2035	500,000	506,385
Shell International Finance BV	4.30	9-22-2019	1,000,000	1,099,622
Shell International Finance BV	4.38	3-25-2020	500,000	553,211
Shell International Finance BV	4.38	5-11-2045	1,200,000	1,226,880
Shell International Finance BV	4.55	8-12-2043	500,000	522,066
Shell International Finance BV	5.20	3-22-2017	250,000	269,401
Shell International Finance BV	5.50	3-25-2040	300,000	354,634
Shell International Finance BV	6.38	12-15-2038	1,350,000	1,746,912
Syngenta Finance NV	3.13	3-28-2022	500,000	497,160

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
UBS AG (Stamford)	2.38%	8-14-2019	$1,750,000	$1,760,729
UBS AG (Stamford)	4.88	8-4-2020	1,488,000	1,672,865
UBS AG (Stamford)	5.75	4-25-2018	488,000	543,580
UBS AG (Stamford)	5.88	7-15-2016	430,000	452,313
UBS AG (Stamford)	5.88	12-20-2017	872,000	963,586

				31,988,502

Insurance : 0.06%
AON plc	4.00	11-27-2023	150,000	156,729
AON plc	4.45	5-24-2043	100,000	96,122
AON plc	4.60	6-14-2044	600,000	595,187
Aspen Insurance Holdings Limited	4.65	11-15-2023	200,000	207,525
AXA SA	8.60	12-15-2030	650,000	901,875
Montpelier Re Holdings Limited	4.70	10-15-2022	100,000	103,343
Trinity Acquisition plc	4.63	8-15-2023	350,000	363,460
Trinity Acquisition plc	6.13	8-15-2043	350,000	383,195
XLIT Limited	2.30	12-15-2018	350,000	354,471
XLIT Limited	5.25	12-15-2043	200,000	216,565

				3,378,472

Real Estate Management & Development : 0.00%
Brookfield Asset Management Incorporated	5.80	4-25-2017	125,000	134,897

Health Care : 0.30%

Health Care Equipment & Supplies : 0.03%
Covidien International Finance SA	3.20	6-15-2022	500,000	512,973
Covidien International Finance SA	6.00	10-15-2017	600,000	665,470
Covidien International Finance SA	6.55	10-15-2037	400,000	531,331

				1,709,774

Pharmaceuticals : 0.27%
Actavis Funding SCS	1.30	6-15-2017	500,000	497,435
Actavis Funding SCS	3.00	3-12-2020	3,250,000	3,291,103
Actavis Funding SCS	3.80	3-15-2025	2,500,000	2,512,305
Actavis Funding SCS	3.85	6-15-2024	500,000	504,546
Actavis Funding SCS	4.75	3-15-2045	1,000,000	985,235
Actavis Funding SCS	4.85	6-15-2044	500,000	498,934
AstraZeneca plc	4.00	9-18-2042	550,000	534,936
AstraZeneca plc	5.90	9-15-2017	800,000	884,953
AstraZeneca plc	6.45	9-15-2037	1,150,000	1,508,281
GlaxoSmithKline Capital plc	1.50	5-8-2017	1,000,000	1,009,396
Novartis Securities Investment Limited	5.13	2-10-2019	1,000,000	1,119,914
Perrigo Company plc	1.30	11-8-2016	200,000	199,852
Perrigo Company plc	2.30	11-8-2018	295,000	296,550
Perrigo Company plc	4.00	11-15-2023	250,000	257,183
Sanofi Aventis	1.25	4-10-2018	591,000	591,492
Sanofi Aventis	4.00	3-29-2021	700,000	763,210
Teva Pharmaceutical Finance BV	2.95	12-18-2022	500,000	493,397
Teva Pharmaceutical Finance BV	3.65	11-10-2021	500,000	518,565
Teva Pharmaceutical Finance BV	3.65	11-10-2021	500,000	518,565

				16,985,852

Industrials : 0.11%

Aerospace & Defense : 0.01%
Empresa Brasileira de Aeronautica	5.15	6-15-2022	200,000	209,750

Industrial Conglomerates : 0.05%
Koninklijke Philips Electronics NV	3.75	3-15-2022	500,000	511,784
Koninklijke Philips Electronics NV	5.00	3-15-2042	500,000	518,897
Koninklijke Philips Electronics NV	5.75	3-11-2018	650,000	720,597
Koninklijke Philips Electronics NV	6.88	3-11-2038	250,000	314,921
Tyco Electronics Group SA	3.45	8-1-2024	200,000	203,725

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Industrial Conglomerates (continued)
Tyco Electronics Group SA	4.88%	1-15-2021	$500,000	$558,220
Tyco Electronics Group SA	7.13	10-1-2037	350,000	470,778

				3,298,922

Machinery : 0.01%
Pentair Finance SA	3.15	9-15-2022	250,000	246,244
Pentair Finance SA	5.00	5-15-2021	300,000	328,745

				574,989

Road & Rail : 0.04%
Canadian National Railway Company	2.25	11-15-2022	350,000	339,711
Canadian National Railway Company	5.55	3-1-2019	435,000	494,124
Canadian National Railway Company	6.20	6-1-2036	200,000	262,067
Canadian National Railway Company	6.38	11-15-2037	550,000	738,491
Canadian Pacific Railway Company	4.45	3-15-2023	200,000	218,746
Canadian Pacific Railway Company	5.75	3-15-2033	360,000	421,019
Canadian Pacific Railway Company	5.95	5-15-2037	65,000	79,939
Canadian Pacific Railway Company	7.25	5-15-2019	65,000	77,269
Kansas City Southern de Mexico SA de CV	3.00	5-15-2023	73,000	70,792

				2,702,158

Information Technology : 0.10%

Communications Equipment : 0.01%
Ericsson LM	4.13	5-15-2022	400,000	426,278

Internet Software & Services : 0.06%
Alibaba Group Holding Limited 144A	2.50	11-28-2019	1,000,000	996,595
Alibaba Group Holding Limited 144A	3.60	11-28-2024	1,000,000	984,743
Alibaba Group Holding Limited 144A	4.50	11-28-2034	300,000	296,405
Baidu Incorporated	2.75	6-9-2019	750,000	756,758
Baidu Incorporated	3.25	8-6-2018	576,000	595,972

				3,630,473

Technology Hardware, Storage & Peripherals : 0.03%
Seagate HDD (Cayman)	4.75	6-1-2023	1,000,000	1,041,989
Seagate HDD (Cayman) 144A	4.75	1-1-2025	1,000,000	1,022,140

				2,064,129

Materials : 0.41%

Chemicals : 0.10%
Agrium Incorporated	3.50	6-1-2023	300,000	302,689
Agrium Incorporated	4.90	6-1-2043	200,000	199,435
Agrium Incorporated	5.25	1-15-2045	400,000	420,356
Agrium Incorporated	6.13	1-15-2041	165,000	192,985
Agrium Incorporated	6.75	1-15-2019	300,000	346,847
LYB International Finance BV	4.88	3-15-2044	500,000	501,979
LyondellBasell Industries NV	4.63	2-26-2055	500,000	457,827
LyondellBasell Industries NV	5.00	4-15-2019	400,000	438,431
LyondellBasell Industries NV	5.75	4-15-2024	500,000	580,321
LyondellBasell Industries NV	6.00	11-15-2021	1,500,000	1,755,606
Methanex Corporation	3.25	12-15-2019	100,000	101,260
Potash Corporation of Saskatchewan Incorporated	4.88	3-30-2020	255,000	283,575
Potash Corporation of Saskatchewan Incorporated	5.63	12-1-2040	200,000	238,576
Potash Corporation of Saskatchewan Incorporated	5.88	12-1-2036	225,000	268,422
Potash Corporation of Saskatchewan Incorporated	6.50	5-15-2019	65,000	75,703

				6,164,012

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Metals & Mining : 0.30%
Barrick Gold Corporation	3.85%	4-1-2022	$500,000	$495,155
Barrick Gold Corporation	4.10	5-1-2023	700,000	692,618
Barrick Gold Corporation	5.25	4-1-2042	500,000	462,218
Barrick Gold Corporation	6.95	4-1-2019	300,000	349,136
Goldcorp Incorporated	2.13	3-15-2018	100,000	100,687
Goldcorp Incorporated	3.70	3-15-2023	300,000	293,861
Kinross Gold Corporation	5.13	9-1-2021	200,000	202,301
Rio Tinto Alcan Incorporated	6.13	12-15-2033	600,000	705,107
Rio Tinto Finance (USA) Limited	1.63	8-21-2017	500,000	501,283
Rio Tinto Finance (USA) Limited	2.00	3-22-2017	500,000	506,425
Rio Tinto Finance (USA) Limited	2.25	9-20-2016	200,000	203,337
Rio Tinto Finance (USA) Limited	2.25	12-14-2018	1,000,000	1,010,123
Rio Tinto Finance (USA) Limited	2.88	8-21-2022	500,000	494,103
Rio Tinto Finance (USA) Limited	3.50	3-22-2022	1,000,000	1,025,766
Rio Tinto Finance (USA) Limited	3.75	9-20-2021	500,000	523,088
Rio Tinto Finance (USA) Limited	4.13	8-21-2042	250,000	234,661
Rio Tinto Finance (USA) Limited	4.75	3-22-2042	250,000	255,723
Rio Tinto Finance (USA) Limited	5.20	11-2-2040	300,000	323,096
Rio Tinto Finance (USA) Limited	6.50	7-15-2018	750,000	855,616
Rio Tinto Finance (USA) Limited	7.13	7-15-2028	500,000	648,797
Rio Tinto Finance (USA) Limited	9.00	5-1-2019	480,000	604,116
Teck Resources Limited	3.00	3-1-2019	1,000,000	991,020
Teck Resources Limited	3.15	1-15-2017	250,000	253,699
Teck Resources Limited	3.75	2-1-2023	500,000	452,046
Teck Resources Limited	4.50	1-15-2021	350,000	358,026
Teck Resources Limited	4.75	1-15-2022	202,000	197,862
Teck Resources Limited	5.20	3-1-2042	500,000	402,042
Teck Resources Limited	6.00	8-15-2040	175,000	150,741
Teck Resources Limited	6.25	7-15-2041	300,000	267,312
Vale Overseas Limited «	4.38	1-11-2022	1,200,000	1,179,276
Vale Overseas Limited «	4.63	9-15-2020	300,000	311,190
Vale Overseas Limited	6.25	1-23-2017	1,405,000	1,497,210
Vale Overseas Limited	6.88	11-21-2036	1,260,000	1,239,071
Vale Overseas Limited	6.88	11-10-2039	130,000	128,327
Vale Overseas Limited	8.25	1-17-2034	300,000	336,312
Vale SA	5.63	9-11-2042	750,000	655,335

				18,906,686

Paper & Forest Products : 0.01%
Celulosa Arauco y Constitucion SA	4.75	1-11-2022	500,000	525,964
Celulosa Arauco y Constitucion SA	7.25	7-29-2019	350,000	409,870

				935,834

Telecommunication Services : 0.44%

Diversified Telecommunication Services : 0.23%
British Telecommunications plc	1.25	2-14-2017	500,000	500,398
British Telecommunications plc	1.63	6-28-2016	500,000	503,432
British Telecommunications plc	5.95	1-15-2018	250,000	278,232
British Telecommunications plc	9.63	12-15-2030	650,000	1,021,576
Deutsche Telekom International Finance BV	6.00	7-8-2019	500,000	577,846
Deutsche Telekom International Finance BV	8.75	6-15-2030	830,000	1,221,900
Deutsche Telekom International Finance BV	9.25	6-1-2032	500,000	787,203
France Telecom SA	2.75	9-14-2016	500,000	510,765
France Telecom SA	5.38	7-8-2019	600,000	675,971
France Telecom SA	5.38	1-13-2042	500,000	550,419
France Telecom SA	9.00	3-1-2031	925,000	1,364,085
Orange SA	2.75	2-6-2019	1,000,000	1,026,223
Royal KPN NV	8.38	10-1-2030	375,000	530,348
Telefonica Emisiones SAU	3.19	4-27-2018	500,000	517,706
Telefonica Emisiones SAU	4.57	4-27-2023	300,000	323,312
Telefonica Emisiones SAU	5.13	4-27-2020	445,000	494,587
Telefonica Emisiones SAU	6.42	6-20-2016	500,000	527,738
Telefonica Emisiones SAU	7.05	6-20-2036	1,050,000	1,352,887
Telefonica Europe BV	8.25	9-15-2030	420,000	587,019

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Diversified Telecommunication Services (continued)
Telefonica SA	5.88%	7-15-2019	$645,000	$734,950

				14,086,597

Wireless Telecommunication Services : 0.21%
America Movil SAB de CV	2.38	9-8-2016	750,000	762,488
America Movil SAB de CV	3.13	7-16-2022	500,000	502,175
America Movil SAB de CV	4.38	7-16-2042	500,000	484,490
America Movil SAB de CV	5.00	3-30-2020	1,000,000	1,123,310
America Movil SAB de CV	5.63	11-15-2017	450,000	493,720
America Movil SAB de CV	6.13	11-15-2037	100,000	119,897
America Movil SAB de CV	6.13	3-30-2040	1,000,000	1,202,110
America Movil SAB de CV	6.38	3-1-2035	565,000	685,591
Rogers Communications Incorporated	3.00	3-15-2023	200,000	195,663
Rogers Communications Incorporated	4.50	3-15-2043	200,000	194,991
Rogers Communications Incorporated	5.00	3-15-2044	1,000,000	1,043,607
Rogers Communications Incorporated	6.80	8-15-2018	750,000	865,045
Vodafone Group plc	1.25	9-26-2017	250,000	247,220
Vodafone Group plc	1.50	2-19-2018	500,000	496,962
Vodafone Group plc	1.63	3-20-2017	500,000	501,258
Vodafone Group plc	2.50	9-26-2022	500,000	457,827
Vodafone Group plc	2.95	2-19-2023	600,000	563,558
Vodafone Group plc	4.38	2-19-2043	500,000	436,541
Vodafone Group plc	4.63	7-15-2018	180,000	193,751
Vodafone Group plc	5.45	6-10-2019	400,000	447,280
Vodafone Group plc	5.63	2-27-2017	500,000	535,394
Vodafone Group plc	6.15	2-27-2037	1,000,000	1,124,318
Vodafone Group plc	6.25	11-30-2032	300,000	339,661
Vodafone Group plc	7.88	2-15-2030	250,000	319,068

				13,335,925

Utilities : 0.01%

Electric Utilities : 0.00%
Scottish Power Limited	5.81	3-15-2025	150,000	174,364

Independent Power & Renewable Electricity Producers : 0.01%
TransAlta Corporation	6.50	3-15-2040	90,000	87,102
TransAlta Corporation	6.65	5-15-2018	200,000	222,789

				309,891

Water Utilities : 0.00%
United Utilities Group plc	5.38	2-1-2019	250,000	271,963

Total Yankee Corporate Bonds and Notes (Cost $244,409,089)				253,143,436

Yankee Government Bonds : 0.03%
Ukraine Government Aid	1.84	5-16-2019	2,000,000	2,032,762

Total Yankee Government Bonds (Cost $2,001,051)				2,032,762

	Yield		Shares
Short-Term Investments : 3.86%

Investment Companies : 3.86%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.12		1,876,600	1,876,600
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.11		239,906,656	239,906,656

Total Short-Term Investments (Cost $241,783,256)				241,783,256

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Total investments in securities (Cost $6,587,278,516)*	104.62%	$6,553,670,472
Other assets and liabilities, net	(4.62)	(289,140,012)

Total net assets	100.00%	$6,264,530,460

%%	The security is issued on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
@	Foreign bond principal is denominated in the local currency of the issuer.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $6,589,152,955 and unrealized gains (losses) consists of:

Gross unrealized gains	$197,469,370
Gross unrealized losses	(232,951,853)

Net unrealized losses	$(35,482,483)

Abbreviations:

AUD	Australian dollar
CAD	Canadian dollar
DKK	Danish krone
EUR	Euro
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FICO	The Financing Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
JPY	Japanese yen
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust
SEK	Swedish krona
SPA	Standby purchase agreement
TVA	Tennessee Valley Authority

Wells Fargo Advantage Diversified Fixed Income Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$1,713,449,954	$0	$1,713,449,954
Corporate bonds and notes	0	1,306,508,612	0	1,306,508,612
Foreign government bonds	0	1,582,825,459	0	1,582,825,459
U.S. Treasury securities	1,453,926,993	0	0	1,453,926,993
Yankee corporate bonds and notes	0	253,143,436	0	253,143,436
Yankee government bonds	0	2,032,762	0	2,032,762
Short-term investments
Investment companies	239,906,656	1,876,600	0	241,783,256

Total assets	$1,693,833,649	$4,859,836,823	$0	$6,553,670,472

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 94.96%

Consumer Discretionary : 12.76%

Auto Components : 0.93%
Aisin Seiki Company Limited	31,500	$1,456,794
Akebono Brake Industry Company Limited	22,700	77,365
Autoliv Incorporated «	51,122	6,449,040
BorgWarner Incorporated	109,180	6,567,177
Bosch Limited	1,719	637,062
Bridgestone Corporation	106,800	4,453,908
Calsonic Kansei Corporation	25,000	188,333
Cheng Shin Rubber Industry Company Limited	366,369	847,496
Compagnie Generale des Etablissements Michelin SCA Class B «	18,498	1,982,267
Continental AG	9,343	2,157,463
Cooper Tire & Rubber Company	127,104	4,665,988
Daido Metal Company Limited	7,000	71,063
Dana Holding Corporation	355,641	7,742,305
Denso Corporation	82,900	4,348,885
Exedy Corporation	6,200	161,850
Exide Industries Limited	78,617	189,199
Faurecia	2,041	91,828
FCC Company Limited	7,000	113,081
Futaba Industrial Company Limited	6,100	29,096
Gentex Corporation	181,140	3,111,985
GKN plc	150,914	845,588
Halla Climate Control Corporation	5,070	168,809
Halla Holdings Corporation	1,219	75,235
Hankook Tire Company Limited	9,595	379,644
Hi-Lex Corporation	5,800	184,587
Hyundai Mobis	11,126	2,243,773
Hyundai Wia Corporation	3,195	412,258
Johnson Controls Incorporated	79,600	4,140,792
Kayaba Industry Company Limited	38,000	140,531
Keihin Corporation	9,300	156,080
Kenda Rubber Industrial Company Limited	177,578	310,109
Koito Manufacturing Company Limited	20,900	823,438
Kumho Tire Company Incorporated †	22,990	169,482
Lear Corporation	42,216	4,897,900
Leoni AG	4,204	273,480
Linamar Corporation	2,422	164,998
Magna International Incorporated Class A «	43,600	2,505,703
Mando Corporation	1,330	169,213
Martinrea International Incorporated	3,001	33,953
Mitsuba Corporation	8,000	224,630
Motherson Sumi Systems Limited	59,241	451,685
Musashi Seimitsu Industry Company Limited	4,100	86,086
Nan Kang Rubber Tire Company Limited	148,145	149,385
NGK Spark Plug Company Limited	30,500	927,668
NHK Spring Company Limited	44,000	517,939
Nifco Incorporated	9,400	391,556
Nippon Seiki Company Limited	10,000	213,351
Nissan Shatai Company Limited	17,000	238,327
Nissin Kogyo Company Limited	8,500	144,229
NOK Corporation	19,200	637,344
Nokian Renkaat Oyj	13,330	430,133
Pacific Industrial Company Limited	10,300	96,515
Pirelli & Company SpA	24,552	416,616
Press Kogyo Company Limited	13,000	58,027
Riken Corporation	27,000	107,682
Sanden Corporation	27,000	129,219
Showa Corporation	13,400	141,001
Somboon Advance Technology PCL	70	40
Stanley Electric Company Limited	25,100	600,628
Sumitomo Riko Company Limited	6,500	56,560
Sumitomo Rubber Industries Limited	30,400	536,651
Tachi-S Company Limited	5,700	83,813
Takata Corporation «†	7,500	82,544
Tenneco Automotive Incorporated †	123,300	7,240,176

1

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Auto Components (continued)
The Goodyear Tire & Rubber Company	133,200	$4,241,754
Tokai Rika Company Limited	8,200	212,078
Tong Yang Industry Company Limited	100,374	109,717
Topre Corporation	8,900	150,873
Toyo Tire & Rubber Company Limited	18,000	401,434
Toyota Boshoku Corporation	15,600	248,363
Toyota Gosei Company Limited	14,500	360,996
Toyota Industries Corporation	33,000	1,994,118
TPR Company Limited	5,200	152,923
TS Tech Company Limited	9,900	286,355
Unipres Corporation	6,700	149,261
Valeo SA «	7,819	1,248,209
Visteon Corporation †	23,577	2,582,153
Xinyi Glass Holding Company Limited	149	90
Yarnapund PCL †(a)	1,551,500	0
Yokohama Rubber Company Limited	49,000	553,898
Yorozu Corporation	3,500	74,250

		90,166,035

Automobiles : 1.24%
Bajaj Auto	14,575	528,560
Bayerische Motoren Werke AG	30,555	3,379,347
Brilliance China Automotive Holdings Limited	564,000	880,153
BYD Company Limited H Shares (a)	135,000	923,370
China Motor Company Limited	198,150	170,435
Daihatsu Motor Company Limited	33,100	484,306
Daimler AG	89,801	8,411,034
Dongfeng Motor Group Company Limited H Shares	748,000	1,223,248
Fiat Chrysler Automobiles NV †	83,018	1,326,650
Ford Motor Company	465,901	7,067,718
Ford Otomotiv Sanayi AS	14,299	191,463
Fuji Heavy Industries Limited	102,800	3,891,185
Geely Automobile Holdings Limited	1,395,000	723,259
General Motors Company	158,193	5,690,202
Ghabbour Auto †	25,801	17,246
Great Wall Motor Company Limited H Shares	271,000	1,749,312
Guangzhou Automobile Group Company Limited H Shares	493,454	504,677
Hero Honda Motors Limited	20,559	868,135
Honda Motor Company Limited	283,300	9,725,990
Honda Motor Company Limited ADR	25	856
Hyundai Motor Company	24,353	3,471,937
Isuzu Motors Limited	105,000	1,430,991
Kia Motors Corporation	43,683	1,878,182
Mahindra & Mahindra Limited	74,466	1,466,904
Mahindra & Mahindra Limited GDR	10,726	215,056
Maruti Suzuki India Limited	20,295	1,202,995
Mazda Motor Corporation	95,000	2,047,496
Mitsubishi Motors Corporation	120,000	1,118,640
Nissan Motor Company Limited	402,900	4,221,661
Oriental Holdings Bhd	46,320	96,026
Peugeot SA †	8,024	167,442
PT Astra International Tbk	5,525,440	3,050,190
Renault SA	19,824	2,058,173
Sanyang Industry Company Limited †	184,000	151,070
Suzuki Motor Corporation	70,200	2,451,613
Tata Motors Limited	222,094	1,674,931
Tata Motors Limited ADR	10,643	407,627
Tata Motors Limited Class A (Differential Voting Rights)	132,940	626,647
Tesla Motors Incorporated «†	18,400	4,614,720
Thor Industries Incorporated	95,120	5,810,881
Tofas Turk Otomobil Fabrikasi AS	25,253	171,202
Toyota Motor Corporation	454,314	31,494,321
UMW Holdings Bhd	137,800	402,950
Volkswagen AG	3,151	759,633
Yamaha Motor Company Limited	49,900	1,252,375

2

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value
Automobiles (continued)
Yulon Motor Company Limited	230,929	$310,734

		120,311,543

Distributors : 0.13%
Canon Marketing Japan Incorporated	10,300	182,822
D’ieteren SA NV	1,530	60,024
DOSHISHA Company Limited	4,400	72,320
Imperial Holdings Limited	47,334	709,732
Inchcape plc	38,717	500,029
Jardine Cycle & Carriage Limited	19,439	567,698
LKQ Corporation †	159,300	4,551,201
Pacific Brands Limited †	177,242	56,237
Paltac Corporation	4,300	67,870
Pool Corporation	89,800	5,951,944
Uni-Select Incorporated	432	14,503

		12,734,380

Diversified Consumer Services : 0.39%
Apollo Education Group Incorporated †	229,100	3,798,478
Benesse Corporation	14,400	377,650
DeVry Incorporated	136,000	4,326,160
Educomp Solutions Limited †	5,295	1,090
Grand Canyon Education Incorporated †	95,420	4,075,388
H&R Block Incorporated	158,711	5,035,900
InvoCare Limited	18,207	184,999
Kroton Educacional SA	361,800	1,297,861
Marico Kaya Enterprises Limited †(a)	1,401	33,798
Navitas Limited	46,793	169,576
New Oriental Education & Technology Group Incorporated †	26,868	640,264
Raffles Education Corporation Limited	55,177	13,097
Service Corporation International	441,802	12,838,766
Sotheby’s «	125,700	5,635,131

		38,428,158

Hotels, Restaurants & Leisure : 2.06%
Accor SA «	17,218	943,541
Accordia Golf Company Limited	14,600	135,866
Ajisen China Holdings Limited	200	121
Amax International Holdings Limited †	4,175	560
Amaya Incorporated †	9,782	269,013
Ardent Leisure Group	58,052	96,313
Aristocrat Leisure Limited	88,978	530,619
Autogrill SpA †	9,260	85,328
Banyan Tree Holdings Limited	13,000	5,014
Berjaya Land Bhd	408,500	80,786
Berjaya Sports Toto Bhd	167,304	150,601
Betfair Group plc	7,093	289,019
Brinker International Incorporated	127,600	7,040,968
Buffalo Wild Wings Incorporated †	38,800	5,923,596
Cafe de Coral Holdings Limited	52,000	199,519
Carnival Corporation	58,800	2,724,204
Carnival plc	20,101	972,977
The Cheesecake Factory Incorporated	94,400	4,868,208
Chipotle Mexican Grill Incorporated †	5,494	3,381,667
Choice Hotels International Incorporated	71,240	4,030,047
Colowide Company Limited	10,000	147,686
Compass Group plc	164,978	2,884,623
Cracker Barrel Old Country Store Incorporated	48,100	6,785,948
Crown Limited	59,986	600,337
Darden Restaurants Incorporated	70,000	4,587,800
Domino’s Pizza Incorporated	107,300	11,659,218
Doutor Nichires Holdings Company Limited	5,200	99,630
Dunkin Brands Group Incorporated	45,824	2,445,169
Echo Entertainment Group Limited	140,622	503,159

3

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Hotels, Restaurants & Leisure (continued)
Egyptian Resorts Company †	16,982	$2,404
Flight Centre Limited «	11,645	414,443
Formosa International Hotels Corporation	17,981	169,013
Fu Ji Food & Catering Services †	1,669	456
Fuji Kyuko Company Limited	10,000	90,803
Fujita Kanko Incorporated	30,000	103,211
Galaxy Entertainment Group Limited	385,000	1,842,165
Genting Bhd	624,500	1,451,375
Genting Malaysia Bhd	621,815	720,871
Genting Singapore plc	1,113,320	759,776
Grand Korea Leisure Company Limited	4,800	179,743
Great Canadian Gaming Corporation †	676	13,046
Greene King plc	17,051	213,698
H.I.S Company Limited	8,400	262,934
Hilton Worldwide Holdings Incorporated †	83,087	2,406,200
Hong Kong & Shanghai Hotels Limited	94,530	134,596
Hotel Properties Limited	32,000	98,034
Hyatt Hotels Corporation Class A †	30,259	1,738,682
Imperial Hotel Limited	6,400	138,040
Intercontinental Hotels Group plc	26,328	1,102,971
Intralot SA-Integrated Lottery Systems & Services †	4,444	8,102
J D Wetherspoon plc	8,168	98,249
Jack in the Box Incorporated	76,900	6,675,689
Jollibee Foods Corporation	94,580	426,390
Kangwon Land Incorporated	17,620	640,727
Kentucky Fried Chicken (Japan) Limited	100	1,833
Kingston Financial Group Limited «	1,024,000	449,027
Kisoji Company Limited	3,500	56,484
Kuoni Reisen Holding AG	214	68,423
Ladbrokers plc	95,658	175,152
Las Vegas Sands Corporation	71,655	3,642,224
Life Time Fitness Incorporated †	73,505	5,285,010
Macau Legend Development Limited «†	840,000	301,174
Magnum Bhd	221,370	163,038
Marriott International Incorporated Class A	36,600	2,854,434
Marriott Vacations Worldwide Corporation	55,033	4,858,313
Marston’s plc	50,669	129,252
McDonald’s Corporation	173,614	16,654,791
McDonald’s Holdings Company Japan Limited «	12,400	259,859
Melco Crown Entertainment Limited ADR	32,470	627,970
Melco International Development Limited	180,000	271,614
MGM China Holdings Limited	177,200	322,238
MGM Resorts International †	183,300	3,675,165
Millennium & Copthorne Hotels plc	18,690	167,110
Minor International PCL	480,587	435,728
Miramar Hotel & Investment Company Limited	48,000	81,964
Mitchells & Butlers plc †	19,207	132,836
MOS Food Services Incorporated	6,100	125,622
Norwegian Cruise Line Holdings Limited †	53,223	2,903,847
Ohsho Food Service Corporation	1,600	54,014
OPAP SA	58,349	570,354
Oriental Land Company Limited	36,400	2,349,144
Paddy Power plc	3,683	326,637
Panera Bread Company Class A †	13,449	2,447,718
Paradise Company Limited	11,315	313,441
PartyGaming plc	58,620	94,523
Plenus Company Limited	4,100	75,747
Punch Taverns plc †	1,618	3,042
Resorttrust Incorporated	14,700	372,489
Restaurant Brands International Incorporated «	19,733	764,186
Restaurant Group plc	15,681	165,371
REXLot Holdings Limited	16,544	1,216
Round One Corporation	8,500	40,612
Royal Caribbean Cruises Limited	90,070	6,843,504
Royal Holdings Company Limited	5,300	92,707
Saizeriya Company Limited	4,700	93,307
Sands China Limited	395,123	1,526,240
Shangri-La Asia Limited	274,166	419,365
Six Flags Entertainment Corporation	189,519	9,259,898

4

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value
Hotels, Restaurants & Leisure (continued)
SJM Holdings Limited	390,000	$499,468
SKYCITY Entertainment Group Limited	118,856	373,548
Sodexho Alliance SA	9,330	962,309
St. Marc Holdings Company Limited	2,400	80,442
Starbucks Corporation	270,400	14,049,984
TA Global Bhd	34,080	2,928
Tabcorp Holdings Limited	160,020	615,387
Tattersall’s Limited	233,609	743,000
The Wendy’s Company	592,828	6,663,387
Thomas Cook Group plc †	117,612	259,391
Tokyo Dome Corporation	36,000	150,828
Tokyotokeiba Company Limited	32,000	75,027
Transat A.T. Incorporated Class A †(a)	1,458	8,160
TUI AG	12,319	218,441
TUI AG-DI	24,427	432,704
Vail Resorts Incorporated	73,020	7,575,095
Watami Food Service Company «†	3,900	32,679
Whitbread plc	16,280	1,273,976
William Hill plc	82,355	529,793
Wowprime Corporation	12,463	115,725
Wyndham Worldwide Corporation	63,000	5,349,330
Wynn Macau Limited	273,600	515,890
Wynn Resorts Limited	16,437	1,655,042
Yoshinoya D&C Company Limited	11,800	135,479
Yum! Brands Incorporated	80,300	7,235,833
Zensho Company Limited «†	18,000	165,331

		200,308,955

Household Durables : 0.86%
Alpine Electronics Incorporated	7,900	169,183
Altek Corporation	436	500
Amtran Technology Company Limited	169,006	95,535
Arcelik AS	78,008	423,375
Barratt Developments plc	86,863	785,948
Bellway plc	9,497	340,672
Berkeley Group Holdings plc	11,306	534,646
Bovis Homes Group plc	9,917	165,819
Casio Computer Company Limited «	43,600	825,173
Chofu Seisakusho Company Limited	3,500	84,317
Coway Company Limited	8,430	696,003
D.R. Horton Incorporated	179,776	4,695,749
Dorel Industries Incorporated Class B	2,467	66,595
Ekornes ASA	800	10,809
Electrolux AB Class B	25,871	789,192
Fleetwood Corporation Limited	5,908	6,437
Foster Electric Company Limited	4,400	109,012
Fujitsu General Limited	11,000	151,376
Garmin Limited	69,900	3,179,052
GUD Holdings Limited	7,917	57,624
Haier Electronics Group Company	262,000	794,078
Harman International Industries Incorporated	36,370	4,383,312
Haseko Corporation	44,800	525,190
Husqvarna AB Class A	1	8
Husqvarna AB Class B	37,065	282,123
Iida Group Holdings Company	25,700	420,551
Jarden Corporation †	94,175	4,996,926
JM AB	8,886	251,682
JVC Kenwood Holdings Incorporated	26,300	76,496
Leggett & Platt Incorporated	79,219	3,745,474
Lennar Corporation Class A	102,600	4,784,238
LG Electronics Incorporated	17,628	879,611
Mohawk Industries Incorporated †	30,400	5,673,856
Newell Rubbermaid Incorporated	147,649	5,836,565
Nikon Corporation	63,500	789,433
NVR Incorporated †	1,834	2,495,340
Panahome Corporation	18,000	132,264
Panasonic Corporation	360,610	5,319,880

5

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Household Durables (continued)
Peace Mark Holdings Limited †(a)	10,000	$0
Persimmon plc	31,295	938,450
Pioneer Corporation †	54,900	96,871
Pulte Homes Incorporated	158,000	3,030,440
Rinnai Corporation	7,000	539,741
Sangetsu Company Limited	13,000	193,667
SEB SA	3,036	269,056
Sekisui Chemical Company Limited	74,000	1,000,459
Sekisui House Limited	103,000	1,722,407
Sharp Corporation «†	269,000	377,118
Skyworth Digital Holdings Limited	5,619	5,370
Sony Corporation †	182,894	5,690,985
Steinhoff International Holdings Limited	582,864	3,611,480
Sumitomo Foresting Company Limited	31,600	412,965
Takamatsu Corporation	3,600	77,966
Tamron Company Limited	4,000	91,592
Tatung Company Limited †	394,770	91,705
Taylor Woodrow plc	300,372	842,428
Techtronic Industries Company Limited	263,500	909,072
Tempur-Pedic International Incorporated †	122,600	7,305,734
Token Corporation	1,340	72,768
Tupperware Brands Corporation	26,400	1,735,536
Welling Holding Limited	800	195

		83,590,049

Internet & Catalog Retail : 0.94%
Amazon.com Incorporated †	69,127	29,671,382
Askul Corporation «	4,000	101,519
ASOS plc †	7,672	432,216
CJ O Shopping Company Limited	949	209,367
Ctrip.com International Limited ADR †	32,490	2,594,976
Expedia Incorporated	48,312	5,181,945
Groupon Incorporated †	233,000	1,486,540
GS Home Shopping Incorporated	834	176,846
Home Retail Group plc	62,866	151,333
HSN Incorporated	67,187	4,508,920
Hyundai Home Shopping Network Corporation	1,833	208,399
JD.com Incorporated ADR †	82,374	2,774,356
Liberty Interactive Corporation Series A	255,400	7,143,538
Liberty TripAdvisor Holdings Incorporated Class A †	139,992	3,916,976
Liberty Ventures Series A	74,362	3,086,023
N Brown Group plc	13,911	71,226
Netflix Incorporated †	11,226	7,005,698
Nissen Company Limited †	2,200	4,715
Ocado Group plc †	44,034	245,314
Rakuten Incorporated	129,200	2,126,702
Senshukai Company Limited	7,500	52,270
Shutterfly Incorporated †	73,000	3,394,500
Start Today Company Limited	8,700	234,823
The Priceline Group Incorporated †	9,296	10,895,284
TripAdvisor Incorporated †	53,989	4,117,201
Vipshop Holdings Limited †	67,609	1,688,197

		91,480,266

Leisure Products : 0.36%
Amer Sports Oyj	13,925	354,817
Fields Corporation	2,900	48,857
Giant Manufacturing Company Limited	62,687	533,063
Hasbro Incorporated	65,221	4,704,391
Heiwa Corporation	9,000	174,685
Mattel Incorporated	194,995	5,032,821
Merida Industry Limited	47,250	340,986
Mizuno Corporation	17,000	87,798
Namco Bandai Holdings Incorporated	36,000	740,797
Polaris Industries Incorporated	29,556	4,227,986
Sankyo Company Limited	7,900	292,793

6

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value
Leisure Products (continued)
Sega Sammy Holdings Incorporated	37,300	$539,748
Shimano Incorporated	13,700	1,950,441
The Brunswick Corporation	187,570	9,573,573
Tomy Company Limited «	14,100	77,933
Universal Entertainment Corporation	4,400	87,351
Vista Outdoor Incorporated †	121,003	5,577,028
Yamaha Corporation	29,100	593,184

		34,938,252

Media : 1.89%
Agora SA †	4,761	15,774
Aimia Incorporated	16,463	192,748
Altice SA †	8,181	1,064,745
Amalgamated Holdings Limited	22,965	228,253
AMC Networks Incorporated Class A †	30,632	2,407,369
Arnoldo Mondadori Editore SpA †	1,753	2,147
Asatsu-DK Incorporated	5,100	130,053
Astro Malaysia Holdings Bhd	365,200	310,809
Avex Group Holdings Incorporated	7,200	134,643
Axel Springer AG	4,131	224,994
BEC World PCL	121,700	135,664
Cablevision Systems Corporation New York Group Class A «	119,400	2,926,494
Charter Communication Incorporated Class A «†	40,026	7,165,455
Cheil Worldwide Incorporated †	13,120	243,873
Cinemark Holdings Incorporated	59,400	2,407,482
Cineplex Incorporated «	8,140	321,057
CJ E&M Corporation †	3,006	179,289
Cogeco Cable Incorporated	1,258	66,602
Corus Entertainment Incorporated Class B	12,391	175,762
CyberAgent Incorporated	9,100	423,051
Cyfrowy Polsat SA	44,163	295,344
Daiichikosho Company Limited	8,500	279,076
Daily Mail & General Trust plc	23,399	344,040
Dentsu Incorporated	41,000	2,074,528
DIRECTV †	93,946	8,552,844
Discovery Communications Incorporated Class A	28,702	974,146
Discovery Communications Incorporated Class C †	53,048	1,668,094
DISH Network Corporation Class A †	25,770	1,824,258
eSun Holdings Limited †	3,000	600
Eutelsat Communications SA	14,572	496,297
Fairfax Media Limited	382,378	301,118
Fuji Television Network Incorporated	8,900	121,401
Gannett Company Incorporated	130,218	4,660,502
GFK SE	2,287	87,976
Grupo Televisa SA †	590,202	4,470,141
Hakuhodo DY Holdings Incorporated	47,400	513,661
Havas SA	33,703	276,139
Informa plc	60,450	536,796
Interpublic Group of Companies Incorporated	245,583	5,014,805
Ipsos	1,688	45,152
ITV plc	319,668	1,330,405
JC Decaux SA	5,375	219,310
Kabel Deutschland Holding AG †	1,781	240,597
Kadokawa Dwango Corporation	4,900	69,602
Lagardere SCA	10,820	327,869
Liberty Broadband Corporation Class A †	52,649	2,838,308
Liberty Broadband Corporation Class C †	131,012	7,006,522
Liberty Global plc Class A †	128,126	7,371,089
Liberty Global plc Class C †	105,756	5,684,385
Liberty Media Corporation Class A	52,226	2,001,039
Liberty Media Corporation Class C	104,530	3,967,959
Live Nation Incorporated †	83,055	2,375,373
M6 Metropole Television SA	5,835	111,221
Madison Square Garden Incorporated Class A †	31,600	2,699,588
Mediaset Espana Comunicacion SA	15,943	200,579
Mediaset SpA †	67,736	326,294
Meredith Corporation	82,700	4,366,560

7

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Media (continued)
Modern Times Group Class B	4,115	$130,354
Naspers Limited	116,401	17,108,759
New York Times Company Class A	295,087	4,101,709
News Corporation Class A †	290,218	4,396,803
Nippon Television Network Corporation	10,000	171,454
NOS SGPS	7,553	55,787
Numericable Group SA †	23,192	1,338,032
Omnicom Group Incorporated	31,200	2,325,336
Pearson plc	78,175	1,561,638
ProSiebenSat.1 Media AG	20,366	973,902
PT Media Nusantara Citra Tbk	1,052,000	163,878
Publicis Groupe SA «	16,558	1,324,097
Quebecor Incorporated Class B	6,882	176,311
REA Group Limited	7,600	227,019
Reed Elsevier NV - Netherlands Exchange	65,450	1,587,193
Reed Elsevier plc - United Kingdom Exchange	118,539	1,965,749
Regal Entertainment Group Class A «	180,493	3,783,133
Rightmove plc	11,307	578,243
RTL Group	1,962	176,570
Schibsted ASA Class A	8,244	529,886
Scripps Networks Interactive Incorporated Class A	49,664	3,327,985
Seat Pagine Gialle SpA †	2	0
SES SA	43,074	1,525,216
Seven West Media Limited	109,699	104,838
Seven West Media Limited - Athens Exchange	144,989	138,564
Shaw Communications Incorporated Class B «	37,500	827,738
Shochiku Company Limited	26,000	219,538
Sinclair Broadcast Group Incorporated Class A	162,974	4,895,739
Singapore Press Holdings Limited	289,000	891,803
Sirius XM Holdings Incorporated †	517,471	1,997,438
SKY Network Television Limited	62,990	283,770
Sky Perfect JSAT Holdings Incorporated	30,600	169,623
Sky plc	92,582	1,492,850
SM Entertainment Company †	3,747	113,940
Societe Television Francaise 1 SA	10,997	185,699
Solocal Group †	18,416	9,203
Starz Incorporated Class A †	48,743	2,045,256
Sun TV Network Limited	19,075	113,256
Technicolor †	23,402	150,076
Telenet Group Holding NV †	5,930	322,259
Television Broadcasts Limited	55,000	338,002
Thomson Corporation	34,752	1,387,733
Time Incorporated	233,769	5,262,140
Toei Company Limited	16,000	118,084
Toho Company Limited Tokyo	23,300	588,531
Tokyo Broadcasting System Incorporated	5,700	75,455
TV Asahi Corporation	3,800	64,908
TVN SA †	35,718	169,393
Twenty-First Century Fox Incorporated Class A	341,489	11,474,030
United Business Media Limited	35,107	298,604
Viacom Incorporated Class B	45,563	3,047,253
Vivendi SA	113,848	2,899,661
Wolters Kluwer NV	33,251	1,034,782
WPP plc	120,952	2,846,891
Yellow Pages Limited †	225	3,481
Zee Entertainment Enterprises Limited	153,249	776,848
Zenrin Company Limited	5,000	65,383

		184,371,705

Multiline Retail : 0.46%
Aeon Company Bhd	165,600	144,098
Canadian Tire Corporation Limited Class A «	7,500	777,682
Debenhams plc	147,783	214,239
Dollar General Corporation	57,600	4,181,184
Dollar Tree Incorporated †	99,517	7,462,780
Dollarama Incorporated	12,916	715,386
Don Quijote Company Limited	9,100	703,863
El Puerto De Liverpool SAB de CV †	139,200	1,563,219

8

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value
Multiline Retail (continued)
Family Dollar Stores Incorporated	50,200	$3,891,504
Far Eastern Department Stores Company Limited	185,584	136,650
Fuji Company Limited	5,100	97,468
H2O Retailing Corporation	14,100	261,517
Harvey Norman Holdings Limited	101,944	366,324
Hudson’s Bay Company	10,727	219,698
Hyundai Department Store Company Limited	3,673	507,078
Isetan Mitsukoshi Holdings Limited	64,100	1,078,361
Izumi Company Limited	8,900	354,236
J.Front Retailing Company Limited	42,500	749,567
Kintetsu Department Store Company Limited †	27,000	73,529
Kohl’s Corporation	110,633	7,245,355
Lifestyle International Holdings Limited	119,500	217,002
Lotte Shopping Company Limited	2,095	478,263
Macy’s Incorporated	40,912	2,739,058
Marks & Spencer Group plc	149,257	1,329,965
Marui Company Limited	43,400	548,991
Matsuya Company Limited	9,600	153,999
Metro Holdings Limited	163,200	125,296
Myer Holdings Limited «	106,299	121,906
New World Department Store China Limited	150,000	48,364
Next plc	15,421	1,772,423
Parkson Holdings Bhd †	140,039	77,545
Ryohin Keikaku Company Limited	4,200	713,000
SACI Falabella	250,254	1,879,340
Sears Canada Incorporated †	655	5,588
Sears Holdings Corporation «†	29,801	1,279,953
Seria Company Limited	3,700	120,437
Shinsegae Company Limited	1,463	320,784
Takashimaya Company Limited	65,000	626,355
Warehouse Group Limited	10,254	20,951
Woolworths Holdings Limited	208,267	1,635,989

		44,958,947

Specialty Retail : 2.30%
ABC-Mart Incorporated	4,200	243,645
Abercrombie & Fitch Company Class A «	41,000	839,270
Adastria Company Limited	3,600	102,969
Advance Auto Parts Incorporated	36,196	5,545,951
Alpen Company Limited	2,900	45,516
American Eagle Outfitters Incorporated	112,502	1,841,658
AOKI Holdings Incorporated	6,600	94,069
Aoyama Trading Company Limited	8,300	317,315
Asbury Automotive Group Incorporated †	55,480	4,722,458
Ascena Retail Group Incorporated †	279,000	4,123,620
Autobacs Seven Company Limited	16,500	266,281
AutoNation Incorporated †	38,300	2,390,303
AutoZone Incorporated †	5,700	3,839,634
Bed Bath & Beyond Incorporated †	84,996	6,061,915
Best Buy Company Incorporated	158,119	5,486,729
Best Denki Company Limited	8,000	9,540
BIC Camera Incorporated «	22,100	220,083
Cabela’s Incorporated †	27,600	1,407,600
CarMax Incorporated †	107,100	7,608,384
Chico’s FAS Incorporated	350,295	5,818,400
Chiyoda Company Limited	8,400	185,982
Chow Sang Sang Holdings International Limited	81,000	176,967
Chow Tai Fook Jewellery Company Limited «	230,800	283,676
CST Brands Incorporated	174,797	6,951,677
DCM Japan Holdings Company Limited	27,000	247,561
Delek Automotive Systems Limited	1,187	14,416
Dick’s Sporting Goods Incorporated	52,407	2,815,304
Dixons Carphone plc	67,062	487,273
DSW Incorporated Class A	145,700	5,048,505
Dufry Group Register Shares †	2,183	301,952
Edion Corporation	14,400	107,900
Esprit Holdings Limited	355,658	355,491

9

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Specialty Retail (continued)
Fast Retailing Company Limited	10,000	$4,133,264
Fielmann AG	1,552	106,518
Foot Locker Incorporated	83,535	5,279,412
Fourlis Holdings SA †	1,820	5,937
Futures Lifestyle Fashions Limited	5,607	7,401
Gamestop Corporation Class A «	65,000	2,821,650
Genesco Incorporated †	51,100	3,382,309
GEO Company Limited	10,200	116,370
Giordano International Limited	338,000	191,371
GNC Holdings Incorporated Class A	47,969	2,136,539
Group 1 Automotive Incorporated	42,000	3,457,020
Guess? Incorporated	38,400	673,536
Gulliver International Company Limited	11,100	91,401
Halfords Group plc	10,381	76,412
Hennes & Mauritz AB Class B	89,703	3,536,990
Hikari Tsushin Incorporated	3,600	253,797
Hotai Motor Company Limited	85,000	1,369,449
Hotel Shilla Company Limited	5,410	583,348
Howden Joinery Group plc	55,350	432,290
Industria de Diseno Textil SA	106,685	3,533,912
JB Hi-Fi Limited «	17,769	296,839
JIN Company Limited	2,300	89,228
Joshin Denki Company Limited	10,000	76,703
Jumbo SA	9,157	86,491
K’s Holdings Corporation	9,400	353,309
Kingfisher plc	235,574	1,332,190
Kohnan Shoji Company Limited	4,900	55,982
Komeri Company Limited	6,500	150,618
L Brands Incorporated	48,200	4,170,264
Lithia Motors Incorporated Class A	44,800	4,768,960
LOTTE Himart Company Limited	2,142	162,353
Luk Fook Holdings International Limited	65,000	207,064
Lumber Liquidators Holdings Incorporated «†	55,300	1,128,120
Mr Price Group Limited «	65,912	1,310,778
Murphy USA Incorporated †	91,906	5,351,686
Nafco Company Limited	1,400	19,424
Nishimatsuya Chain Company Limited	8,400	77,290
Nitori Company Limited	13,600	1,048,640
O’Reilly Automotive Incorporated †	51,606	11,329,065
OSIM International Limited	55,515	72,271
Praktiker Bau Und Heimwerkermaerkte AG †	3,061	27
Premier Investments Limited	16,893	184,305
Reitman’s Canada Limited Class A	2,386	12,202
Restoration Hardware Holdings Incorporated †	72,325	6,578,682
Right On Company Limited	1,000	8,097
RONA Incorporated	10,259	128,774
Ross Stores Incorporated	105,494	10,198,105
Sa Sa International Holdings Limited «	182,000	94,595
Sally Beauty Holdings Incorporated †	65,900	2,056,739
Sanrio Company Limited «	11,000	308,867
Shimachu Company Limited	9,900	259,235
Shimamura Company Limited	4,400	474,689
Sports Direct International plc †	23,788	245,777
Staples Incorporated	348,545	5,738,793
Super Cheap Auto Group Limited «	27,099	221,688
The Foschini Limited	43,808	586,163
The Home Depot Incorporated	239,077	26,637,959
The Men’s Wearhouse Incorporated	105,142	6,099,287
The TJX Companies Incorporated	128,900	8,298,582
Tiffany & Company	54,700	5,127,031
Tractor Supply Company	70,272	6,123,502
Trinity Limited	202,000	46,894
Truworths International Limited	104,568	746,930
Ulta Salon, Cosmetics and Fragrance Incorporated †	31,800	4,853,316
United Arrows Limited	4,100	133,622
Urban Outfitters Incorporated †	53,713	1,846,653
USS Company Limited	36,600	687,678
WH Smith plc	12,180	288,174
Williams-Sonoma Incorporated	40,900	3,215,149

10

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value
Specialty Retail (continued)
World Duty Free SpA †	9,260	$102,516
Xebio Company Limited	4,100	80,900
Yamada Denki Company Limited «	144,300	608,056

		224,231,232

Textiles, Apparel & Luxury Goods : 1.20%
Adidas AG	19,806	1,555,987
ASICS Corporation	30,800	821,400
Belle International Holdings Limited	1,217,000	1,553,888
Billabong International Limited †	56,684	26,003
Burberry Group plc	41,524	1,075,737
Carter’s Incorporated	28,000	2,890,160
CCC SA	3,479	170,848
China Hongxing Sports Limited †(a)	37,000	0
Christian Dior SA	4,809	965,499
Coach Incorporated	149,700	5,294,889
Compagnie Financiere Richemont SA	49,685	4,292,623
Daidoh Limited	1,200	4,979
Daphne International Holdings Limited	130,000	37,724
Deckers Outdoor Corporation †	70,898	4,831,699
Descente Limited	9,000	137,340
Eclat Textile Company Limited	41,371	609,249
Feng Tay Enterprise Company Limited	88,400	473,782
Fibrechem Technologies Limited †(a)	20,000	0
Formosa Taffeta Company Limited	209,000	226,752
Fossil Group Incorporated †	24,510	1,740,455
Fujibo Holdings Incorporated	23,000	55,408
Geox SpA †	950	3,669
Gildan Activewear Incorporated	21,862	692,461
Global Brands Group Holding Limited †	1,128,530	253,254
Gunze Limited	36,000	96,588
Hanesbrands Incorporated	199,500	6,356,070
Hermes International	3,019	1,179,253
Hugo Boss AG	2,130	243,178
Iconix Brand Group Incorporated †	108,256	2,795,170
Jaybharat Textiles & Real Estate Limited †(a)	15,488	5,311
Kate Spade & Company †	66,600	1,650,348
Kering	7,111	1,249,211
Kurabo Industries Limited	43,000	90,771
Li & Fung Limited	1,128,530	978,084
LPP SA	207	427,688
lululemon athletica incorporated †	66,495	3,975,736
Luxottica Group SpA	12,870	866,483
LVMH Moet Hennessy Louis Vuitton SA	26,096	4,647,420
Makalot Industrial Company Limited	40,255	346,246
Michael Kors Holdings Limited †	102,360	4,759,740
Nike Incorporated Class B	126,000	12,810,420
Onward Kashiyama Company Limited	27,000	185,344
Pacific Textiles Holdings Limited	106,000	148,467
Pandora AS	11,925	1,199,039
Pou Chen Corporation	584,600	838,054
Prada SpA	47,800	262,314
Puma AG Rudolf Dassler Sport	229	36,670
PVH Corporation	39,911	4,176,287
Ralph Lauren Corporation	31,817	4,148,937
Ruentex Industries Limited	153,911	360,043
Sanyo Shokai Limited	23,000	64,489
Seiko Holdings Corporation Class C	23,000	126,753
Seiren Company Limited	9,500	99,658
Shenzhou International Group Holdings Limited	117,000	577,934
Skechers U.S.A. Incorporated Class A †	83,100	8,797,797
Stella International	100,000	248,657
Steven Madden Limited †	115,450	4,361,701
Tainan Spinning Company Limited	358,060	194,236
Texwinca Holdings Limited	100,000	96,987
The Japan Wool Textile Company Limited	13,000	94,686
The Swatch Group AG - Bearer Shares	2,953	1,172,591

11

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
The Swatch Group AG - Regular Shares	4,901	$388,753
Titan Industries Limited	44,383	262,895
Tod’s SpA	810	74,684
TSI Holdings Company Limited	20,900	151,216
Under Armour Incorporated Class A †	83,092	6,515,244
Unitika Limited †	168,000	79,861
VF Corporation	59,916	4,219,884
Wacoal Corporation	26,000	312,758
Wolverine World Wide Incorporated	207,980	6,110,452
Youngone Corporation	5,630	307,345
Yue Yuen Industrial Holdings Limited	151,500	520,719

		116,325,978

Consumer Staples : 6.28%

Beverages : 1.41%
Ambev SA	1,237,629	7,146,965
Anadolu Efes Biracilik Ve Malt Sanayii AS †	41,874	387,686
Anheuser-Busch InBev NV	75,521	9,078,299
Anheuser-Busch InBev NV Strip VVPR †(a)	6,960	0
Arca Continental SAB de CV	178,900	1,083,584
Asahi Breweries Limited	76,600	2,457,261
Britvic plc	18,843	210,957
Brown-Forman Corporation Class B	80,221	7,562,434
C&C Group plc	40,510	156,390
Carlsberg AS Class B	10,130	931,314
Carlsberg Brewery Malaysia Bhd	27,300	90,851
Coca-Cola Amatil Limited	99,451	767,196
Coca-Cola East Japan Company Limited	8,300	153,876
Coca-Cola Enterprises Incorporated	125,519	5,551,705
Coca-Cola Femsa SA	110,500	940,681
Coca-Cola HBC AG - London Exchange	17,518	383,679
Coca-Cola Icecek Uretim AS	15,881	269,013
Coca-Cola West Japan Company Limited	14,900	269,272
Compania Cervecerias Unidas SA	26,092	296,766
Constellation Brands Incorporated Class A	85,459	10,074,762
Cott Corporation	9,100	87,371
Davide Campari-Milano SpA	22,742	173,594
Diageo plc	237,194	6,581,683
Dr Pepper Snapple Group Incorporated	105,985	8,122,690
Fomento Economico Mexicano Sab de CV †	566,600	5,043,836
Fraser & Neave Holdings	12,000	59,574
Guinness Anchor Bhd	33,500	133,598
Heineken Holding NV	9,870	686,403
Heineken NV	20,410	1,599,179
Hite Jinro Company Limited	6,516	125,822
ITO EN Limited	11,400	247,077
Kirin Brewery Company Limited	142,900	2,060,344
Lotte Chilsung Beverage Company Limited	132	305,509
LT Group Incorporated	735,600	230,324
Molson Coors Brewing Company Class B	87,342	6,409,156
Monster Beverage Corporation †	74,222	9,446,976
PepsiCo Incorporated	172,119	16,597,435
Pernod Ricard SA	18,977	2,345,817
Remy Cointreau SA	1,992	143,652
SABMiller plc	91,828	4,903,826
Sapporo Holdings Limited	76,000	286,573
Suntory Beverage & Food Limited	20,064	837,381
Takara Holdings Incorporated	39,000	296,000
Thai Beverage PCL	2,812,000	1,564,424
The Coca-Cola Company	456,774	18,709,463
Treasury Wine Estates Limited	114,523	471,065
Tsingtao Brewery Company Limited H Shares	70,000	448,692
United Spirits Limited †	17,882	1,018,217

		136,748,372

12

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value
Food & Staples Retailing : 1.30%
Aeon Company Limited	139,200	$1,862,879
Ain Pharmaciez Incorporated	4,400	175,305
Alimentation Couche-Tard Incorporated Class B	39,729	1,548,140
ARCS Company Limited	9,300	195,119
Axfood AB	6,336	97,048
Big C Supercenter PCL ADR	174,400	1,042,045
Bim Birlesik Magazalar AS	67,584	1,240,015
Booker Group plc	194,495	528,242
C.P. Seven Eleven PCL	1,232,200	1,675,777
Carrefour SA †	62,398	2,117,973
Casey’s General Stores Incorporated	78,210	6,819,130
Casino Guichard Perrachon SA	5,420	425,505
Cawachi Limited	2,100	31,691
Cencosud SA	244,002	623,799
China Resources Enterprise Limited	266,000	799,340
Cocokara Fine Incorporated	4,000	110,220
Colruyt SA	6,243	280,816
Cosmos Pharmaceutical Corporation	1,800	244,805
Costco Wholesale Corporation	82,227	11,724,748
Dairy Farm International Holdings Limited	52,200	481,284
Delhaize Group SA	10,066	898,369
Distribuidora Internacional SA	61,010	486,205
Dongsuh Company Incorporated	12,182	340,206
E-MART Company Limited	3,311	736,442
Empire Company Limited	4,972	356,148
Eurocash SA	15,296	152,235
FamilyMart Company Limited	10,400	437,401
George Weston Limited	5,500	446,997
Heiwado Company Limited	8,100	181,167
Hyundai Greenfood Company Limited	13,680	245,024
Inageya Company Limited	5,500	59,558
J Sainsbury plc	119,290	458,724
Jeronimo Martins SA	20,490	281,640
Kato Sangyo Company Limited	5,600	122,725
Kesko Oyj Class A	1,500	52,059
Kesko Oyj Class B	7,559	282,685
Koninklijke Ahold NV	92,779	1,886,663
Lawson Incorporated	11,100	776,280
Life Corporation	4,000	74,189
Loblaw Companies Limited	20,909	1,063,440
Magnit OJSC Sponsored GDR	68,877	3,591,936
Massmart Holdings Limited	23,414	290,633
Matsumotokiyoshi Holdings Company Limited	9,100	368,062
Metcash Limited «	174,566	184,181
Metro AG	12,722	441,463
Metro Incorporated	29,037	802,510
Mitsubishi Shokuhin Company Limited	4,200	93,769
OKUWA Company Limited	6,000	49,938
President Chain Store Corporation	126,032	911,579
Puregold Price Club Incorporated	289,300	246,572
Rallye SA «	2,005	64,301
Rite Aid Corporation †	522,680	4,557,770
Seven & I Holdings Company Limited	124,780	5,184,631
Shoprite Holdings Limited	105,840	1,403,182
Shufersal Limited †	1,882	4,318
Sligro Food Group NV	1,429	55,245
Sonae SGPS SA	93,661	123,339
Sprouts Farmers Market Incorporated †	72,048	2,160,720
Sugi Pharmacy Company Limited	6,100	296,854
Sun Art Retail Group Limited	518,000	455,625
Sundrug Company Limited	6,600	349,901
Sysco Corporation	76,948	2,859,388
Tesco plc	770,024	2,502,099
The Jean Coutu Group PJC Incorporated Class A	9,211	172,725
The Kroger Company	55,200	4,018,560
Tsuruha Holdings Incorporated	6,600	497,200
United Natural Foods Incorporated †	101,079	6,779,369
United Super Markets Holdings Incorporated †	11,000	93,147

13

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Food & Staples Retailing (continued)
UNY Company Limited	43,900	$246,532
Valor Company Limited	9,100	186,817
Wal-Mart de Mexico SAB de CV	1,470,486	3,638,280
Wal-Mart Stores Incorporated	188,391	13,991,800
Walgreens Boots Alliance Incorporated	105,841	9,085,391
Welcia Holdings Company	4,800	221,214
Wesfarmers Limited	181,762	6,067,261
Whole Foods Market Incorporated	185,861	7,664,908
William Morrison Supermarkets plc	218,799	571,845
Woolworths Limited	199,634	4,273,645
Yaoko Company Limited	4,600	184,385
Yokohama Reito Company	7,100	48,910

		126,102,043

Food Products : 1.96%
Ajinomoto Company Incorporated	95,000	1,965,979
Alicorp SA †	148,947	269,440
Archer Daniels Midland Company	77,400	4,090,590
Ariake Japan Company Limited	5,600	204,842
Aryzta AG	9,603	608,968
Associated British Foods plc	34,117	1,578,933
Barry Callebaut AG	233	262,787
Boustead Plantations Bhd	16,100	6,061
BRF Brasil Foods SA	163,200	3,301,083
Bunge Limited	81,678	7,560,116
CALBEE Incorporated	17,300	665,572
Campbell Soup Company	104,000	5,027,360
Charoen Pokphand Food PCL	866,900	631,363
China Agri-Industries Holdings Limited	700	423
China Culiangwang Beverages Holdings Limited †	48,000	4,148
China Fishery Group Limited †	36,922	7,258
China Huishan Dairy Holdings Company Limited «	1,506,000	312,712
China Huiyuan Juice Group †	21,500	12,478
China Mengniu Dairy Company	347,000	1,980,325
CJ Cheiljedang Corporation	1,371	507,205
ConAgra Foods Incorporated	234,477	9,053,157
Corbion NV	9,068	176,182
Dairy Crest Group plc	6,886	53,991
Danone SA «	55,788	3,831,336
Darling Ingredients Incorporated †	370,700	5,819,990
Dean Foods Company	215,700	3,973,194
Dydo Drinco Incorporated	1,900	83,890
Ebro Puleva SA	6,042	113,906
Elders Limited †	3,653	10,641
Ezaki Glico Company Limited	10,000	438,303
Felda Global Ventures Holdings Bhd	469,000	252,027
Flowers Foods Incorporated	110,450	2,480,707
Fuji Oil Company Limited	13,300	211,424
General Mills Incorporated	73,500	4,127,025
Genting Plantations Bhd	46,000	124,223
Global Bio-Chem Technology Group Company Limited †(a)	179,200	11,046
Golden Agri-Resources Limited	1,248,045	388,828
GrainCorp Limited	43,413	311,999
Grupo Bimbo Sab de CV †	544,700	1,481,407
Hain Celestial Group Incorporated †	196,366	12,424,077
Hokuto Corporation	5,200	99,630
House Foods Corporation	16,400	311,972
Indofood Agri Resources Limited	39,000	21,553
Ingredion Incorporated	43,043	3,528,235
IOI Corporation Bhd	654,346	712,177
Itoham Foods Incorporated	35,000	173,992
J-Oil Mills Incorporated	19,000	64,601
JBS SA	181,023	886,282
Kagome Company Limited «	16,000	244,418
KAMEDA SEIKA Company Limited	2,900	112,271
Kellogg Company	30,700	1,927,039
Kerry Group plc Class A - Dublin Exchange	15,076	1,125,942
Keurig Green Mountain Incorporated	23,592	2,034,574

14

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value
Food Products (continued)
Kewpie Corporation	18,700	$413,128
Khon Kaen Sugar Industry plc	55,968	7,919
Kikkoman Corporation	32,000	897,232
Kraft Foods Group Incorporated	68,870	5,816,072
Kuala Lumpur Kepong Bhd	99,100	559,566
Kulim (Malaysia) Bhd	101,600	71,502
Lancaster Colony Corporation	37,569	3,352,658
Lindt & Spruengli AG	10	628,877
Lindt & Spruengli AG - Participation Certificate	96	506,838
Lotte Confectionery Company Limited	228	412,694
Maple Leaf Foods Incorporated	14,491	275,581
Marine Harvest ASA	25,295	291,806
Marudai Food Company Limited	35,000	127,180
Maruha Nichiro Corporation	8,700	131,641
McCormick & Company Incorporated	63,400	4,976,900
Mead Johnson Nutrition Company	39,220	3,816,106
Megmilk Snow Brand Company Limited	9,100	115,184
Meiji Holdings Company Limited	12,600	1,437,506
Mitsui Sugar Company Limited	17,000	60,952
Mondelez International Incorporated Class A	189,056	7,862,839
Morinaga & Company Limited	51,000	193,949
Morinaga Milk Industry Company Limited	43,000	149,321
Nestle India Limited	4,820	509,541
Nestle Malaysia Bhd	10,000	193,672
Nestle SA	300,165	23,282,469
Nestle SA ADR	15	1,162
NH Foods Limited	33,000	716,819
Nichirei Corporation	52,000	292,438
Nippon Flour Mills Company Limited	38,000	209,113
Nippon Suisan Kaisha Limited	41,400	122,751
Nisshin Seifun Group Incorporated	42,400	530,192
Nissin Food Products Company Limited	14,900	636,265
Nong Shim Company Limited	901	228,451
Orion Corporation	539	607,940
Orkla ASA	72,715	569,837
Osem Investment Limited	3,453	69,829
PPB Group Bhd	119,200	496,179
PT Astra Agro Lestari Tbk	71,500	134,090
PT Charoen Pokphand Indonesia Tbk	1,636,000	388,463
PT Indofood CBP Sukses Makmur Tbk	384,000	409,437
PT Indofood Sukses Makmur Tbk	993,924	548,673
Ridley Corporation Limited	11,389	10,362
Riken Vitamin Company Limited	2,000	63,328
Sakata Seed Corporation	5,700	100,530
Saputo Incorporated	25,208	685,740
Showa Sangyo Company Limited	27,000	106,377
Shree Renuka Sugars Limited †	50,603	8,953
Standard Foods Corporation	71,499	186,126
Strauss Group Limited †	1,291	21,898
Suedzucker AG «	5,793	90,347
Tate & Lyle plc	44,144	392,674
Thai Union Frozen Products PCL	148,176	89,857
The Hershey Company	28,600	2,655,796
The Nisshin Oillio Group Limited	21,000	78,339
Tiger Brands Limited	53,732	1,243,228
Tingyi Holding Corporation	498,000	1,057,190
Toyo Suisan Kaisha Limited	16,600	577,118
TreeHouse Foods Incorporated †	86,123	6,143,154
Tyson Foods Incorporated Class A	168,809	7,165,942
Uni-President Enterprises Corporation	1,218,198	2,171,030
Unilever NV «	161,087	6,869,876
Unilever plc	111,355	4,913,529
United Plantations Bhd	17,000	123,350
Universal Robina Corporation	238,100	1,018,941
Viscofan SA	4,011	246,255
Vitasoy International Holdings Limited	188,000	347,697
Want Want China Holdings Limited	1,798,000	2,029,044
Wei Chuan Food Corporation	140,000	99,892

15

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Food Products (continued)
WH Group Limited †144A	1,847,118	$1,415,060
Wilmar International Limited	474,930	1,183,714
Yakult Honsha Company Limited	27,300	1,522,105
Yamazaki Baking Company Limited	28,000	466,986

		190,744,892

Household Products : 0.71%
Church & Dwight Company Incorporated	66,600	5,592,402
Colgate-Palmolive Company	153,016	10,219,939
Earth Chemical Company Limited	2,900	106,663
Henkel AG & Company KGaA	11,153	1,143,476
Hindustan Unilever Limited	194,105	2,612,381
Kimberly-Clark Corporation	44,816	4,878,670
Kimberly-Clark de Mexico SAB de CV	424,300	960,254
LG Household & Health Care Limited H Shares	1,529	1,114,759
Lion Corporation	52,000	368,690
Pigeon Corporation	21,000	551,585
PT Unilever Indonesia Tbk	256,000	838,234
PZ Cussons plc	28,166	154,546
Reckitt Benckiser Group plc	61,638	5,562,954
ST Corporation	700	6,334
Svenska Cellulosa AB Class A	7,500	196,681
Svenska Cellulosa AB Class B	56,712	1,479,241
The Clorox Company	66,900	7,202,454
The Procter & Gamble Company	314,668	24,666,825
Uni-Charm Corporation	79,600	1,762,404

		69,418,492

Personal Products : 0.29%
Aderans Company Limited	6,500	57,713
Amorepacific Corporation	5,000	1,822,693
Amorepacific Group	4,680	739,003
Avon Products Incorporated	277,900	1,867,488
BaWang International Group Holding Limited †	82,000	7,826
Beiersdorf AG	10,132	917,168
Colgate-Palmolive Company India Limited	6,799	213,318
Dabur India Limited	131,061	553,764
Dr. Ci Labo Company Limited	2,000	71,547
Emami Limited	9,988	175,211
Euglena Company Limited «†	10,800	162,024
FANCL Corporation	7,300	84,343
Godrej Consumer Products Limited	26,964	443,326
Hengan International Group Company Limited	203,500	2,338,492
Herbalife Limited «†	35,900	1,867,877
Kao Corporation	78,800	3,591,601
Kobayashi Pharmaceutical Company Limited	5,600	364,114
Kose Corporation	4,900	320,574
L’Oreal SA	22,921	4,328,693
Mandom Corporation	3,200	124,659
Marico Limited	70,088	482,425
Milbon Company Limited	2,000	63,087
Natura Cosmeticos SA	45,000	404,905
NU Skin Enterprises Incorporated Class A «	30,200	1,528,120
Oriflame Cosmetics SA	2,947	44,413
Pola Orbis Holdings Incorporated	3,800	208,806
Shiseido Company Limited	66,200	1,331,041
The Estee Lauder Companies Incorporated Class A	43,720	3,822,440

		27,936,671

Tobacco : 0.61%
Altria Group Incorporated	227,569	11,651,533
British American Tobacco Malaysia Bhd	28,400	480,306
British American Tobacco plc	173,539	9,563,120
Eastern Company	2,662	75,010
Imperial Tobacco Group plc	91,452	4,710,425

16

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value
Tobacco (continued)
ITC Limited	496,529	$2,543,043
Japan Tobacco Incorporated	181,400	6,635,427
KT&G Corporation	19,046	1,656,697
Lorillard Incorporated	40,900	2,964,432
Philip Morris International Incorporated	179,343	14,898,023
PT Gudang Garam Tbk	106,500	379,322
Reynolds American Incorporated	38,462	2,951,959
Souza Cruz SA	85,600	652,820
Swedish Match AB	21,840	650,346

		59,812,463

Energy : 5.73%

Energy Equipment & Services : 1.10%
Akastor ASA «	17,388	30,206
Aker Solutions ASA	17,388	102,074
Amec Foster Wheeler plc «	200,685	2,934,015
AMEC plc	31,672	459,871
Atwood Oceanics Incorporated	126,000	3,877,020
Baker Hughes Incorporated	49,600	3,197,216
Bourbon SA «	4,428	83,162
Bristow Group Incorporated	72,700	4,216,600
Bumi Armada Bhd	340,600	117,993
Calfrac Well Services Limited	3,918	27,473
Cameron International Corporation †	39,238	2,014,087
CARBO Ceramics Incorporated «	43,100	1,838,215
CGG SP ADR †	689	4,658
China Oilfield Services Limited H Shares	474,000	880,308
Compagnie Generale de Geophysique Veritas †	16,437	110,609
Core Laboratories NV «	23,384	2,747,152
Diamond Offshore Drilling Incorporated «	38,900	1,180,226
Dresser-Rand Group Incorporated †	40,841	3,455,149
Dril-Quip Incorporated †	78,410	5,926,228
Enerflex Limited	4,043	45,937
Ensco plc Class A	134,300	3,156,050
Ensign Energy Services Incorporated	11,978	113,365
Ezra Holdings Limited †	130,000	37,608
FMC Technologies Incorporated †	114,404	4,780,943
Fred Olsen Energy ASA	4,001	30,530
Fugro NV	7,340	194,323
Halliburton Company	1	45
Helix Energy Solutions Group Incorporated †	236,495	3,705,877
Helmerich & Payne Incorporated	62,900	4,591,071
Hunting plc	13,249	124,739
John Wood Group plc	30,475	341,650
KNM Group Bhd †	14	2
McDermott International Incorporated «†	573,600	3,131,856
Modec Incorporated «	3,100	47,881
Mullen Group Limited	6,400	107,301
Nabors Industries Limited	169,100	2,494,225
Noble Corporation plc «	141,853	2,376,038
Oceaneering International Incorporated	49,268	2,502,814
Oil States International Incorporated	25,100	1,026,088
Pason Systems Incorporated	10,745	192,245
Patterson-UTI Energy Incorporated	75,179	1,518,616
Petrofac Limited	25,283	349,715
Petroleum Geo-Services ASA «	19,980	122,637
Precision Drilling Corporation	20,412	135,248
Prosafe ASA	26,130	99,191
Rowan Companies plc Class A	71,700	1,540,116
Saipem SpA «†	23,203	294,593
Sapurakencana Petroleum Bhd	640,922	459,799
Savanna Energy Services Corporation	11,539	15,867
SBM Offshore NV †	17,972	239,430
Schlumberger Limited	230,905	20,959,247
Schoeller-Bleckmann Oilfield Equipment AG	1,839	121,833
Seacor Holdings Incorporated †	36,000	2,524,320

17

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Energy Equipment & Services (continued)
Seadrill Limited «	33,756	$407,005
Shawcor Limited Class A	4,528	138,687
Shinko Plantech Company Limited	7,600	63,744
Subsea 7 SA	26,952	282,656
Technip SA «	10,664	703,790
Tecnicas Reunidas SA	2,168	107,912
Tenaris SA	45,222	654,615
TGS Nopec Geophysical Company ASA «	10,707	270,043
Tidewater Incorporated «	19,940	489,328
Toyo Kanetsu K. K.	23,000	44,290
Transocean Limited «	41,000	772,850
Trican Well Service Limited	16,245	50,553
Trinidad Drilling Limited	7,400	27,194
U.S. Silica Holdings Incorporated «	104,550	3,225,368
Unit Corporation †	111,300	3,509,289
Weatherford International plc †	394,556	5,452,764
WorleyParsons Limited	36,573	304,505

		107,088,055

Oil, Gas & Consumable Fuels : 4.63%
Advantage Oil & Gas Limited †	8,522	51,669
AET&D Holdings No. 1 Limited (a)	20,314	0
Afren plc «†	100,824	4,623
Altagas Limited	11,048	352,335
Anadarko Petroleum Corporation	94,000	7,859,340
Antero Resources Corporation †	28,700	1,148,287
Apache Corporation	45,800	2,740,672
ARC Resources Limited «	29,540	541,107
Athabasca Oil Corporation †	28,194	48,970
Australian Worldwide Exploration Limited †	77,909	85,178
Bankers Petroleum Limited †	23,555	57,581
Banpu PCL	142,000	111,861
Bayan Resources Group †	170,500	101,856
Baytex Energy Corporation «	11,349	193,105
Beach Petroleum Limited	249,773	210,060
BG Group plc	307,585	5,345,184
Bharat Petroleum Corporation Limited	36,149	481,194
Birchcliff Energy Limited †	4,522	28,762
Bonavista Energy Corporation «	16,745	106,104
BP plc	1,741,095	11,994,861
Brightoil Petroleum Holdings Limited «†	514,000	285,716
Cabot Oil & Gas Corporation	213,454	7,248,898
Cairn Energy plc †	48,348	125,326
California Resources Corporation	707,066	5,550,468
Caltex Australia Limited	22,940	591,057
Cameco Corporation - Toronto Exchange	37,200	557,581
Canadian Natural Resources Limited - Toronto Exchange	103,154	3,183,540
Canadian Oil Sands Limited	45,830	400,957
Carrizo Oil & Gas Incorporated †	94,200	4,725,072
Cenovus Energy Incorporated	72,271	1,192,506
Cheniere Energy Incorporated †	111,833	8,480,296
Chesapeake Energy Corporation «	74,832	1,055,880
Chevron Corporation	218,916	22,548,348
China Coal Energy Company H Shares «	929,962	563,711
China Petroleum & Chemical Corporation H Shares	6,971,600	6,141,111
China Shenhua Energy Company Limited H Shares	891,500	2,191,483
Cimarex Energy Company	42,700	4,932,277
CNOOC Limited	4,392,000	6,865,288
Coal India Limited	351,411	2,151,673
Coal of Africa Limited †	38,864	3,120
Concho Resources Incorporated †	60,728	7,305,578
Connacher Oil and Gas Limited †	28	59
ConocoPhillips	149,356	9,510,990
CONSOL Energy Incorporated	132,200	3,680,448
Continental Resources Incorporated †	19,734	899,081
Corridor Resources Incorporated †	1,363	899
Cosan SA Industria e Comercio	23,400	184,774
Cosmo Oil Company Limited †	129,000	218,265

18

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Crescent Point Energy Corporation «	49,703	$1,126,271
Crew Energy Incorporated †	7,839	35,236
Delek Group Limited	312	90,136
Diamondback Energy Incorporated †	29,700	2,310,957
DNO ASA «†	102,500	145,218
Dragon Oil plc	21,264	223,127
Ecopetrol SA Sponsored ADR «†	63,212	916,574
Empresas Copec SA	115,354	1,325,584
Enbridge Income Fund Holdings Incorporated	5,200	159,604
Enbridge Incorporated	77,200	3,692,390
Encana Corporation	70,534	893,869
Energen Corporation	45,126	3,122,719
Energy Absolute PCL	511,600	374,119
Energy XXI (Bermuda) Limited «	224,500	776,770
Enerplus Corporation	20,247	195,697
ENI SpA	247,150	4,448,981
EnQuest plc - United Kingdom Exchange †	56,296	46,033
EOG Resources Incorporated	102,496	9,090,370
EQT Corporation	75,600	6,431,292
Esso Thailand PCL †	26,300	5,004
Establissements Maurel et Prom †	5,783	45,280
Exxaro Resources Limited	30,766	212,795
Exxon Mobil Corporation	490,152	41,760,950
Formosa Petrochemical Corporation	366,590	896,977
Galp Energia SGPS SA	20,077	236,382
Gazprom ADR	1,577,489	8,466,383
Gibson Energy Incorporated	11,458	220,481
Golar LNG Limited (a)	2,733	130,118
Gran Tierra Energy Incorporated †	23,505	68,610
Grupa Lotos SA - Warsaw Exchange †	14,414	116,344
GS Holdings Corporation	8,189	366,501
Gulf Keystone Petroleum Limited «†	88,919	50,964
Gulfport Energy Corporation †	48,900	2,110,524
Hess Corporation	30,100	2,032,352
Hidili Industry International Development Limited †	88,000	8,739
HollyFrontier Corporation	115,922	4,828,151
Husky Energy Incorporated «	26,600	522,760
Idemitsu Kosan Company Limited	21,600	427,597
Igas Energy plc †	2,782	1,339
Imperial Oil Limited	23,700	929,629
Indian Oil Corporation Limited	25,887	144,379
Inpex Holdings Incorporated	177,600	2,189,324
Inter Pipeline Limited «	28,473	708,391
IRPC PCL	974,221	119,895
Itochu Enex Company Limited	6,000	48,294
Ivanhoe Energy Incorporated †(a)	426	0
Japan Petroleum Exploration Company	7,300	244,382
JX Holdings Incorporated	409,900	1,814,769
Karoon Gas Australia Limited †	31,102	65,392
Keyera Corporation	14,048	462,581
Kinder Morgan Incorporated	201,539	8,361,853
Koninklijke Vopak NV	6,083	302,647
Kunlun Energy Company Limited	780,000	847,033
Laredo Petroleum Incorporated «†	59,637	812,256
Lightstream Resources Limited	12,979	11,272
Long Run Exploration Limited	449	271
Lubelski Wegiel Bogdanka SA	8,893	200,017
Lukoil ADR - London Exchange	110,894	5,318,476
LUKOIL OAO ADR	27,399	1,308,028
Lundin Petroleum AB †	23,462	369,272
Marathon Oil Corporation	88,361	2,402,536
Marathon Petroleum Corporation	33,919	3,509,260
Meg Energy Corporation †	12,100	194,596
Mitsuuroko Holdings Company Limited	10,000	48,181
MOL Hungarian Oil & Gas plc	10,411	544,213
Mongolia Energy Corporation Limited †	69,250	5,002
Murphy Oil Corporation	97,000	4,215,620
Neste Oil Oyj	15,503	392,641

19

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
New Hope Corporation Limited	33,755	$54,454
New Zealand Oil and Gas Limited	18,645	7,804
Newfield Exploration Company †	80,900	3,058,829
Niko Resource Limited †	5,137	1,487
Nippon Gas Company Limited	8,800	252,057
NovaTek OAO	6,672	662,793
NovaTek OAO Sponsored GDR	27,002	2,724,502
NuVista Energy Limited †	3,905	24,179
Oasis Petroleum Incorporated «†	57,000	967,860
Occidental Petroleum Corporation	94,085	7,356,506
Oil & Natural Gas Corporation Limited	461,642	2,384,242
Oil India Limited	23,455	170,754
Oil Search Limited	194,808	1,131,947
OMV AG	14,891	422,771
Ophir Energy plc †	50,585	101,591
Origin Energy Limited	183,516	1,867,488
PA Resources AB †	1,136	160
Pacific Rubiales Energy Corporation «	30,807	149,378
Paladin Energy Limited †«	284,174	68,439
Paramount Resources Limited Class A †	12,300	316,896
Parkland Fuel Corporation	7,600	154,799
Paz Oil Company Limited	173	25,705
PBF Energy Incorporated Class A	194,922	5,227,808
Peabody Energy Corporation «	173,000	584,740
Pembina Pipeline Corporation «	37,455	1,207,439
Pengrowth Energy Corporation «	42,515	113,843
Penn West Petroleum Limited «	42,170	83,079
PetroChina Company Limited H Shares	5,766,000	6,834,141
Petroleo Brasileiro SA †	812,645	3,379,326
Petronas Dagangan Bhd	54,000	293,126
Petronet LNG Limited	37,495	106,762
Peyto Exploration & Development Corporation «	13,213	358,162
Phillips 66	66,908	5,293,761
Pioneer Natural Resources Company	27,800	4,109,674
Polish Oil & Gas	349,279	592,591
Polski Koncern Naftowy Orlen SA	69,716	1,315,994
PrairieSky Royalty Limited «	13,744	369,130
Premier Oil plc †	62,107	154,917
PT Adaro Energy Tbk	4,031,000	262,149
PT Indika Energy Tbk †	202,500	5,666
PT Indo Tambangraya Megah Tbk	86,500	88,305
PT Tambang Batubara Bukit Asam Tbk	159,500	118,503
PTT Exploration & Production PCL	388,971	1,248,777
PTT PCL - Bangkok Exchange	239,900	2,474,593
QEP Resources Incorporated	95,600	1,800,148
Questerre Energy Corporation Class A †(a)	8,414	1,961
Range Resources Corporation	81,945	4,540,572
Reliance Industries Limited	439,691	6,037,759
Reliance Industries Limited GDR 144A	2,006	55,767
Repsol YPF SA	91,500	1,742,574
Rosetta Resources Incorporated †	147,000	3,433,920
Rosneft OJSC GDR	256,180	1,139,719
Royal Dutch Shell plc Class A - Amsterdam Exchange	53,947	1,609,822
Royal Dutch Shell plc Class A - London Exchange	308,855	9,172,009
Royal Dutch Shell plc Class B	228,377	6,888,529
S-Oil Corporation	8,742	520,615
SandRidge Energy Incorporated «†	255,550	311,771
Santos Limited	176,930	1,115,993
Saras SpA †	12,269	20,361
Sasol Limited	138,177	4,871,849
Semgroup Corporation Class A	88,221	6,942,993
Seven Generations Energy Limited Class A †	16,242	218,110
Showa Shell Sekiyu KK	37,700	352,958
Silverwillow Energy Corporation †	1,901	92
SK Energy Company Limited †	9,812	996,030
SM Energy Company	34,400	1,799,808
SOCO International plc	30,069	85,021
Southwestern Energy Company †	72,317	1,863,609
Spectra Energy Corporation	81,449	2,864,561

20

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Spyglass Resources Corporation	2,042	$468
Statoil ASA	99,008	1,857,535
Stone Energy Corporation †	130,200	1,768,116
Storm Resources Limited †	281	1,060
Suncor Energy Incorporated	136,487	3,989,468
Surgutneftegas SP ADR	257,109	1,565,794
Targa Resources Corporation	22,499	2,068,783
Tatneft ADR	78,690	2,637,689
Teekay Corporation	94,414	4,326,049
Tesoro Corporation	70,000	6,195,000
Thai Oil PCL	104,800	166,671
The Williams Companies Incorporated	77,800	3,975,580
TonenGeneral Sekiyu KK	53,000	500,898
Total SA	221,377	11,178,287
Touchstone Exploration Incorporated †	3,067	814
Tourmaline Oil Corporation †	13,128	424,264
TransCanada Corporation	66,600	2,886,571
Transglobe Energy Corporation	11,093	44,600
Tullow Oil plc	85,595	516,883
Tupras Turkiye Petrol Rafinerileri AS †	26,905	673,017
Ultra Petroleum Corporation «†	64,200	893,022
Ultrapar Participacoes SA	109,300	2,354,565
Valero Energy Corporation	63,266	3,747,878
Veresen Incorporated «	41,157	614,575
Vermilion Energy Incorporated «	9,494	407,442
Washington H. Soul Pattinson & Company Limited	25,619	277,940
Western Refining Incorporated	43,500	1,913,130
White Energy Company Limited «†	56,094	16,726
Whitecap Resources Incorporated	23,314	256,836
Whitehaven Coal Limited «†	113,230	128,124
Whiting Petroleum Corporation †	103,785	3,423,867
Woodside Petroleum Limited	112,217	3,142,689
World Fuel Services Corporation	145,689	7,288,821
WPX Energy Incorporated †	128,282	1,653,555
Yanchang Petroleum International Limited †	280,000	13,903

		450,964,857

Financials : 22.26%

Banks : 8.34%
The 77 Bank Limited	73,000	409,362
Abu Dhabi Commercial Bank PJSC	442,233	917,443
Affin Holdings Bhd	93,730	71,333
Agricultural Bank of China Limited H Shares	6,254,000	3,395,735
Agricultural Bank of Greece †(a)	342	0
Akbank TAS	548,661	1,634,165
Alior Bank SA †	10,058	249,814
Alliance Financial Group Bhd	96,700	118,963
Alpha Bank AE †	1,140,516	418,378
AMMB Holdings Bhd	186,100	319,812
Aozora Bank Limited	186,000	717,834
Associated Banc-Corp	338,705	6,425,234
Australia & New Zealand Banking Group Limited	452,196	11,474,660
Axis Bank Limited	323,911	2,968,978
Banca Carige SpA †	333	2,407
Banca Monte dei Paschi di Sien SpA «†	13,293	26,936
Banca Piccolo Credito Valtellinese Scarl †	9,849	13,467
Banca Popolare dell’Emilia Romagna Scarl †	38,724	335,141
Banca Popolare dell’Etruria e del Lazio †(a)	258	165
Banca Popolare di Milano Scarl †	484,767	501,806
Banca Popolare di Sondrio Scarl	27,109	130,290
Banco Bilbao Vizcaya Argentaria SA	577,747	5,706,414
Banco Bradesco SA	142,404	1,170,946
Banco Comercial Portugues SA †	3,424,278	320,427
Banco Continental Peru	37,404	50,836
Banco de Brasil SA	288,985	2,062,429
Banco de Chile	6,234,155	717,403

21

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Banks (continued)
Banco de Credito del Peru	5,944	$10,583
Banco de Credito e Inversiones	9,967	461,012
Banco de Sabade SA	409,482	1,037,087
Banco Itau Holding Financeira SA	58,589	596,868
Banco Popolare Societa Cooperativa †	39,538	666,567
Banco Popular Espanol SA	151,188	745,564
Banco Santander Central Hispano SA	1,210,712	8,621,937
Banco Santander Central Hispano SA ADR «	87,065	618,162
Banco Santander Chile SA	13,980,264	753,727
Bancolombia SA ADR «	36,000	1,466,280
BancorpSouth Incorporated	192,936	4,667,122
Bangkok Bank PCL	31,000	167,717
Bangkok Bank PCL - Non-voting	76,900	416,046
Bank BPH SA †	309	3,880
Bank Handlowy w Warszawie SA	8,631	251,130
Bank Hapoalim Limited	105,587	553,869
Bank Leumi Le - Israel Exchange †	148,085	578,962
Bank Millennium SA	93,393	178,165
Bank of America Corporation	1,223,645	20,190,143
Bank of Ayudhya PCL	470,600	503,615
Bank of Baroda	81,560	207,647
Bank of China Limited H Shares	18,738,100	12,445,908
Bank of Communications Limited H Shares	5,645,350	5,373,299
Bank of East Asia Limited	278,896	1,258,937
Bank of Hawaii Corporation «	98,417	6,177,635
Bank of India †	22,645	69,921
Bank of Ireland †	2,392,830	914,560
Bank of Kyoto Limited	60,000	687,427
Bank of Montreal	62,035	3,786,649
Bank of Nova Scotia	111,405	5,858,706
Bank of Queensland Limited	58,049	588,053
Bank of the Philippine Islands	347,596	764,033
Bank of the Ryukyus Limited	7,500	116,747
Bank of Yokohama Limited	210,000	1,308,915
Bank Pekao SA	31,782	1,591,329
Bank Zachodni WBK SA †	6,822	619,726
Bankia SA †	318,040	411,130
Bankinter SA	39,803	293,113
BankUnited Incorporated	220,269	7,398,836
Banque Cantonale Vaudoise Waadtlaender Kantonalbank	244	141,620
Barclays Africa Group Limited	90,379	1,307,750
Barclays plc	1,409,635	5,817,112
BDO Unibank Incorporated	350,788	849,728
Bendigo Bank Limited	73,124	687,096
Berner Kantonalbank AG	648	131,413
BNK Financial Group Incorporated	37,123	525,902
BNP Paribas SA	98,106	5,918,698
BOC Hong Kong Holdings Limited	659,000	2,711,252
BOK Financial Corporation	9,462	612,002
Branch Banking & Trust Corporation	87,408	3,449,994
BRE Bank SA †	3,102	377,105
CaixaBank SA	209,253	1,002,946
Canadian Imperial Bank of Commerce «	38,100	2,907,438
Canadian Western Bank	8,239	185,503
Canara Bank	13,142	70,652
Capitec Bank Holdings Limited «	15,169	632,827
Cathay General Bancorp	168,009	5,077,232
Chang Hwa Commercial Bank	1,131,723	661,859
Chiba Bank Limited	142,000	1,122,362
China Banking Corporation	144,056	148,951
China CITIC Bank H Shares	2,069,000	1,750,484
China Construction Bank H Shares	22,881,990	22,989,263
China Development Financial Holding Corporation	3,636,338	1,457,236
China Merchants Bank Company Limited H Shares	1,204,022	3,664,715
China Minsheng Banking Corporation Limited H Shares	1,691,280	2,329,596
China Trust Financial Holding Company Limited	3,954,738	3,002,163
CIMB Group Holdings Bhd	760,541	1,176,287
CIT Group Incorporated	89,742	4,151,465
Citigroup Incorporated	352,704	19,074,232

22

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value
Banks (continued)
City National Corporation	29,900	$2,756,182
Comerica Incorporated	105,109	5,145,086
Commerce Bancshares Incorporated	52,389	2,337,073
Commercial International Bank	155,635	1,157,974
Commerzbank AG †	79,746	1,061,093
Commonwealth Bank of Australia	262,932	17,105,187
Corpbanca	35,444,248	438,677
Credicorp Limited	17,248	2,434,383
Credit Agricole d’Ile de France «	154	14,027
Credit Agricole SA «	108,946	1,626,715
Credito Emiliano SpA	1,169	9,681
Cullen Frost Bankers Incorporated	34,153	2,507,172
Dah Sing Banking Group Limited	36,901	87,379
Dah Sing Financial Holdings Limited	32,795	242,146
Danske Bank AS	64,716	1,898,774
DBS Group Holdings Limited	284,766	4,288,072
Dexia SA †	39,586	2,478
DGB Financial Group Incorporated	34,107	404,698
DnB Nor ASA	85,061	1,494,075
E.SUN Financial Holding Company Limited	1,383,719	942,225
East West Bancorp Incorporated	87,720	3,763,188
EnTie Commercial Bank	238,977	116,791
Erste Bank Der Oesterreichischen Sparkassen AG	26,833	778,468
Eurobank Ergasias SA †	2,511,462	419,268
Far Eastern International Bank	616,661	223,013
Fifth Third Bancorp	96,500	1,953,160
First Financial Holding Company Limited	1,672,303	1,029,763
First Gulf Bank PJSC	306,590	1,222,838
First Horizon National Corporation	529,420	7,814,239
First Niagara Financial Group Incorporated	227,045	2,022,971
First Republic Bank	71,883	4,352,516
FirstMerit Corporation	380,546	7,473,923
FNB Corporation PA	367,816	4,961,838
Fukuoka Financial Group Incorporated	139,000	749,233
Fulton Financial Corporation	412,840	5,226,554
Getin Noble Bank SA †	246,433	104,032
Glacier Bancorp Incorporated	169,218	4,761,795
Grupo Elektra SA de CV	16,094	403,476
Grupo Financiero Banorte SAB de CV	728,700	4,111,771
Grupo Financiero Inbursa SAB de CV	637,564	1,457,393
Grupo Financiero Santander SAB de CV	333,979	630,268
Gunma Bank Limited	75,000	526,931
Hana Financial Group Incorporated	47,314	1,267,968
Hancock Holding Company	181,732	5,293,853
Hang Seng Bank Limited	137,700	2,763,359
HDFC Bank Limited	245,309	4,035,142
HDFC Bank Limited ADR	4,473	266,680
Higashi-Nippon Bank Limited	24,000	84,502
Hokuhoku Financial Group Incorporated	219,000	518,761
Hong Leong Bank Bhd	97,760	364,267
Hong Leong Financial Group Bhd	68,900	290,560
HSBC Holdings plc	1,846,477	17,573,562
Hua Nan Financial Holdings Company Limited	1,632,519	981,330
Huishang Bank H Shares	2,143,000	1,135,946
Huntington Bancshares Incorporated	476,996	5,308,965
IBERIABANK Corporation	71,400	4,588,878
ICICI Bank Limited	728,975	3,621,119
ICICI Bank Limited ADR	21,140	223,238
Indusind Bank Limited	81,278	1,112,214
Industrial & Commercial Bank of China Limited H Shares	22,838,442	19,882,182
Industrial Bank of Korea	44,220	580,556
Industrial Development Bank of India Limited	65,269	72,866
ING Bank Slaski SA «	7,363	285,254
ING Groep NV †	364,202	5,990,046
International Bancshares Corporation	120,640	3,148,704
Intesa Sanpaolo RSP	86,693	276,123
Intesa Sanpaolo SpA	1,335,380	4,813,538
Investors Bancorp Incorporated	194,700	2,338,347

23

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Banks (continued)
Israel Discount Bank Limited †	70,341	$125,235
Itausa Investimentos Itau SA	58,216	160,783
Jimoto Holdings Incorporated	34,300	61,075
Joyo Bank Limited	119,000	645,264
JPMorgan Chase & Company	434,793	28,600,684
Jyske Bank AS †	7,244	349,256
Kansai Urban Banking Corporation	7,600	83,890
Kasikornbank PCL - Bangkok Exchange	145,600	843,995
Kasikornbank PCL - Non-voting	182,700	1,059,052
KB Financial Group Incorporated	63,082	2,291,045
KBC Groep NV †	30,404	2,038,625
KeyCorp	481,113	7,014,628
Kiatnakin Finance	6,000	6,421
King’s Town Bank	212,000	207,904
KJB Financial Group Company Limited †	5,204	38,786
KNB Financial Group Company Limited †	7,953	71,044
Komercni Banka AS	3,616	776,245
Kotak Mahindra Bank Limited	84,172	1,844,196
Krung Thai Bank PCL ADR	937,725	504,543
Laurentian Bank of Canada	1,861	71,516
Liu Chong Hing Bank Limited	5,771	17,863
Lloyds Banking Group plc	4,992,846	6,697,786
M&T Bank Corporation	73,117	8,838,383
Malayan Banking Bhd	750,573	1,848,793
Masraf Al Rayan	100,153	1,224,499
MB Financial Incorporated	145,041	4,673,221
Mega Financial Holding Company Limited	2,211,187	1,981,157
Metropolitan Bank & Trust Company	288,101	578,334
Mitsubishi UFJ Financial Group Incorporated	2,215,670	16,445,032
Mitsubishi UFJ Financial Group Incorporated ADR	440	3,243
Miyazaki Bank Limited	34,000	131,765
Mizuho Financial Group Incorporated	3,826,800	8,466,658
National Australia Bank Limited	426,774	11,198,274
National Bank of Abu Dhabi PJSC	354,945	1,009,835
National Bank of Canada	30,600	1,193,636
National Bank of Greece SA †	398,640	507,879
National Bank of Greece SA ADR †	486	642
Natixis «	85,430	640,468
Nedbank Group Limited	43,668	866,546
Nishi-Nippon City Bank Limited	144,000	406,075
Nordea Bank AB	282,459	3,673,806
North Pacific Bank Limited	60,600	255,358
OTP Bank	46,916	949,976
Oversea-Chinese Banking Corporation Limited	541,892	4,100,066
PacWest Bancorp	55,300	2,482,417
People’s United Financial Incorporated	180,841	2,813,886
Piraeus Bank SA †	433,121	241,178
PKO Bank Polski SA	235,464	2,055,965
PNC Financial Services Group Incorporated	63,902	6,114,782
Popular Incorporated †	222,958	7,243,905
PrivateBancorp Incorporated	151,300	5,769,069
Prosperity Bancshares Incorporated	138,570	7,423,195
PT Bank Central Asia Tbk	3,545,500	3,787,068
PT Bank Danamon Indonesia Tbk	786,234	262,791
PT Bank Mandiri Persero Tbk	2,438,712	1,987,078
PT Bank Negara Indonesia Persero Tbk	1,689,000	878,091
PT Bank Pan Indonesia Tbk †	506,500	47,877
PT Bank Rakyat Indonesia Tbk	2,773,500	2,469,598
Public Bank Bhd	324,251	1,636,291
Punjab National Bank †	87,525	210,568
Qatar National Bank	47,674	2,461,177
Raiffeisen Bank International AG «	3,869	59,491
Regions Financial Corporation	776,512	7,835,006
Resona Holdings Incorporated	346,000	1,987,099
RHB Capital Bhd	197,954	415,779
Royal Bank of Canada	137,200	8,723,387
Royal Bank of Scotland Group plc †	119,543	630,896
Sberbank of Russia ADR	555,515	3,138,660
Sberbank Sponsored ADR	137,254	772,740

24

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value
Banks (continued)
Senshu Ikeda Holdings Incorporated	45,180	$204,214
Seven Bank Limited	119,800	567,558
Shiga Bank	52,000	283,640
Shimizu Bank Limited	1,000	27,797
Shinhan Financial Group Company Limited	75,949	2,871,431
Shinsei Bank Limited	305,000	619,264
Shizuoka Bank Limited	105,000	1,152,238
Siam Commercial Bank PCL	437,100	2,059,463
Signature Bank †	26,400	3,686,760
Sinopac Financial Holdings Company Limited	1,995,525	919,971
Skandinaviska Enskilda Banken AB Class A	159,842	1,974,006
Sociedad Matriz Banco de Chile Class B	1,087,348	332,349
Societe Generale SA «	75,627	3,532,175
St. Galler Kantonalbank	210	74,573
Standard Bank Group Limited	335,269	4,364,522
Standard Chartered plc	193,527	3,093,928
State Bank of India	370,260	1,612,555
State Bank of India Limited GDR 144A	3,576	157,344
Sumitomo Mitsui Financial Group Incorporated	221,084	10,099,877
Sumitomo Mitsui Financial Group Incorporated ADR	494	4,486
Sumitomo Mitsui Trust Holdings Incorporated	618,000	2,837,676
SunTrust Banks Incorporated	63,600	2,714,448
Suruga Bank Limited	37,600	802,501
Susquehanna Bancshares Incorporated	421,815	5,859,010
SVB Financial Group †	27,046	3,648,776
Svenska Handelsbanken AB	140,664	2,118,250
Swedbank AB Class A	92,146	2,161,403
Sydbank AG	8,747	339,050
Synovus Financial Corporation	308,349	8,948,288
Ta Chong Bank Limited †	373,418	134,437
Taishin Financial Holdings Company Limited	2,051,892	889,133
Taiwan Business Bank †	785,253	257,120
Taiwan Cooperative Financial Holdings	1,792,762	954,995
TCF Financial Corporation	372,598	5,864,693
Texas Capital Bancshares Incorporated †	95,000	5,168,000
Thanachart Capital PCL	15,516	15,797
The Aichi Bank Limited - Tokai	1,900	98,739
The Akita Bank Limited - Akita	37,000	114,773
The Aomori Bank Limited	40,000	129,235
The Awa Bank Limited	49,000	300,044
The Bank of Iwate Limited	3,600	165,911
The Bank of Nagoya Limited	35,000	130,564
The Bank of Okinawa Limited	4,000	172,421
The Bank of Saga Limited	25,000	61,838
The Chiba Kogyo Bank Limited	4,700	36,164
The Chugoku Bank Limited	33,000	508,899
The Daisan Bank Limited	49,000	75,406
The Daishi Bank Limited	76,000	298,207
The Ehime Bank Limited	27,000	56,343
The Eighteenth Bank Limited	34,000	106,015
The Fukui Bank Limited	32,000	68,582
The Hachijuni Bank Limited	81,000	616,074
The Higo Bank Limited	41,000	260,637
The Hiroshima Bank Limited	99,000	584,676
The Hokkoku Bank Limited	58,000	202,345
The Hokuetsu Bank Limited	48,000	99,778
The Hyakugo Bank Limited	49,000	232,929
The Hyakujushi Bank Limited	60,000	218,990
The Iyo Bank Limited	51,300	628,669
The Juroku Bank Limited	69,000	260,734
The Kagoshima Bank Limited	37,000	260,251
The Kanto Tsukuba Bank Limited	15,600	49,396
The Keiyo Bank Limited	55,000	300,890
The Kiyo Bank Limited	15,200	218,726
The Michinoku Bank Limited	27,000	46,771
The Minato Bank Limited	79,000	191,588
The Musashino Bank Limited	6,600	239,826
The Nanto Bank Limited	51,000	185,320

25

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Banks (continued)
The Ogaki Kyoritsu Bank Limited	68,000	$245,450
The Oita Bank Limited	32,000	134,069
The San-in Godo Bank Limited	30,000	275,067
The Shikoku Bank Limited	41,000	86,549
The Tochigi Bank Limited	22,000	119,293
The Toho Bank Limited	57,000	251,211
The Towa Bank Limited	58,000	53,740
Tisco Financial Group PCL	6,820	9,072
TMB Bank PCL	5,991,165	452,365
Tokyo TY Financial Group Incorporated	4,800	160,690
Tomony Holdings Incorporated	27,500	124,743
Toronto-Dominion Bank «	176,262	7,674,966
Trustmark Corporation	152,167	3,629,183
TT Hellenic Postbank SA †(a)	8,178	0
Turkiye Garanti Bankasi AS	646,636	2,047,416
Turkiye Halk Bankasi AS	138,688	695,406
Turkiye Is Bankasi	315,808	671,364
Turkiye Vakiflar Bankasi Tao	219,660	379,514
Umpqua Holdings Corporation	476,331	8,378,662
Unicredit SpA «	529,142	3,701,968
Unione di Banche SpA	86,182	703,750
United Bankshares Incorporated	136,093	5,152,481
United Mizrahi Bank Limited †	8,324	94,685
United Overseas Bank Limited	239,421	4,109,637
US Bancorp	204,878	8,832,291
Valiant Holding AG	1,769	160,835
Valley National Bancorp	508,549	4,973,609
VTB Bank OJSC «	437,100	1,300,373
Webster Financial Corporation	205,741	7,795,526
Wells Fargo & Company (l)	546,984	30,609,225
Westpac Banking Corporation	510,578	13,100,562
Wintrust Financial Corporation	100,900	5,055,090
Woori Bank	46,055	436,343
Yamagata Bank Limited	33,000	144,640
Yamaguchi Financial Group	42,000	534,665
Yamanashi Chou Bank Limited	35,000	160,738
Yapi Ve Kredi Bankasi AS «	184,289	285,177
Yes Bank Limited	56,788	784,515
Zions Bancorporation	118,200	3,413,616

		811,293,185

Capital Markets : 1.75%
3i Group plc	93,011	800,350
Aberdeen Asset Management plc	107,379	732,951
Affiliated Managers Group Incorporated †	27,186	6,080,421
AGF Management Limited Class B	6,067	34,004
Allied Properties (Hong Kong) Limited	297,208	90,079
Ameriprise Financial Incorporated	34,500	4,298,355
Apollo Investment Corporation	1	8
Ashmore Group plc «	39,880	201,936
Azimut Holding SpA	9,036	256,442
Bank of New York Mellon Corporation	135,456	5,873,372
BCP Capital SAA †	112	110
BHF Kleinwort Benson Group SA †	1,117	5,240
BlackRock Incorporated	23,374	8,549,742
Brait SE	74,474	651,362
Brewin Dolphin Holding plc	23,817	117,797
Canaccord Financial Incorporated	5,064	26,835
Capital Securities Corporation	362,713	128,219
Charles Schwab Corporation	133,500	4,225,275
China Cinda Asset Management Company Limited H Shares †	3,330,000	2,108,723
CI Financial Corporation	21,303	598,869
CITIC Securities Company Limited H Shares	182,000	773,429
Close Brothers Group plc	13,950	341,352
Coronation Fund Managers Limited	69,712	507,998
Credit Suisse Group AG	132,898	3,522,359
Daewoo Securities Company Limited	41,552	536,155
Daiwa Securities Group Incorporated	249,000	1,980,725

26

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value
Capital Markets (continued)
Deutsche Bank AG	127,306	$3,833,170
Dundee Corporation Class A †	3,983	36,544
E*TRADE Financial Corporation †	151,700	4,469,082
Eaton Vance Corporation	68,200	2,768,920
EFG International AG	1,432	19,884
Egyptian Financial Group-Hermes Holding Company †	50,569	102,463
Federated Investors Incorporated Class B	55,014	1,914,487
Financial Engines Incorporated «	105,000	4,504,500
Financiere de Tubize «	2,881	174,569
Franklin Resources Incorporated	76,420	3,890,542
Fuhwa Financial Holdings Company Limited	2,324,457	1,363,185
GAM Holding AG	21,185	472,230
GIMV NV	1,389	65,858
Goldman Sachs Group Incorporated	73,143	15,081,355
Grupo BTG Pactual	71,900	693,885
Guoco Group Limited	14,000	171,532
Haitong Securities Company Limited H Shares «	317,600	1,007,649
Hargreaves Lansdown plc	24,237	469,716
Henderson Group plc	106,112	462,704
Hyundai Securities Company Limited	27,692	238,877
ICAP plc	54,134	457,543
Ichiyoshi Securities Company Limited	7,400	71,845
IGM Financial Incorporated «	10,400	352,075
Intermediate Capital Group plc	41,679	381,576
Invesco Limited	248,062	9,880,309
Investec Limited	52,895	479,005
Investec plc	47,156	432,079
IOOF Holdings Limited	40,299	333,371
Iwai Securities Company Limited	1,000	13,012
JAFCO Company Limited	5,300	204,971
Janus Capital Group Incorporated	340,296	6,176,372
Julius Baer Group Limited	19,658	1,072,996
Jupiter Fund Management plc	46,400	331,895
Kabu.com Securities Company Limited	9,400	65,285
Korea Investment Holdings Company Limited	9,034	541,266
Kyokuto Securities Company Limited	4,800	70,889
Legg Mason Incorporated	59,200	3,158,912
LPL Financial Holdings Incorporated «	40,688	1,734,936
Macquarie Group Limited	50,952	3,184,600
Macquarie Korea Infrastructure Fund	44,095	312,335
Man Group plc	173,995	474,692
Masterlink Securities Corporation	132,572	47,080
Matsui Securities Company Limited	24,800	218,997
Mediobanca SpA	44,444	457,376
Mercantile Investment Company Limited	5,857	582
Mirae Asset Securities Company Limited	5,831	300,955
Mito Securities Company Limited	3,000	10,877
MLP AG	1,057	4,827
Monex Beans Holdings Incorporated	39,100	115,931
Morgan Stanley	181,452	6,931,466
NH Investment & Securities Company	32,427	373,060
Nomura Holdings Incorporated	597,800	3,966,870
Northern Trust Corporation	26,100	1,945,755
NorthStar Asset Management Group Incorporated	408,121	8,929,687
Okasan Holdings Incorporated	33,000	241,953
Partners Group Holding AG	1,488	466,657
Perpetual Trustees Australia Limited	7,563	326,584
Pioneers Holding †	11,002	14,145
Platinum Asset Management Limited	43,875	263,661
President Securities Corporation	352,468	202,687
Rathbone Brothers	6,015	204,735
Ratos AB Class B	21,869	141,322
Raymond James Financial Incorporated	68,207	3,964,191
Richemont SA	1,457	30,900
Samsung Securities Company Limited	13,029	686,572
SBI Holdings Incorporated	33,816	486,063
Schroders plc	11,497	592,880
Schroders plc - Non-Voting	4,395	173,105

27

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Capital Markets (continued)
Stifel Financial Corporation †	133,452	$7,107,654
T. Rowe Price Group Incorporated	50,900	4,107,121
TD Ameritrade Holding Corporation	147,830	5,491,885
Tokai Tokyo Securities Company Limited	40,900	298,557
Tong Yang Investment Bank †	7,124	39,276
Tullett Prebon plc	11,401	68,900
UBS Group AG	326,047	7,014,598
UOB-Kay Hian Holdings Limited	51,126	57,266
Value Partners Group Limited	67,000	134,455
Verwaltungs-und Privat-Bank AG	62	5,211
Virtus Investment Partners Incorporated	1	124
Vontobel Holdings AG	3,142	143,753
Waterland Financial Holdings	680,774	197,181

		169,678,123

Consumer Finance : 0.41%
Acom Company Limited †	65,700	211,739
Aeon Financial Service Company Limited	16,900	411,215
Aiful Corporation «†	54,100	166,944
American Express Company	163,689	13,049,287
Capital One Financial Corporation	67,200	5,615,232
Credit Saison Company Limited	25,526	503,877
Discover Financial Services	55,326	3,223,846
Hitachi Capital Corporation	8,400	202,022
Hong Leong Singapore Finance Limited	46,000	88,376
International Personal Finance plc	23,636	177,700
J Trust Company Limited	11,400	115,456
Jaccs Company Limited	22,000	104,049
Mahindra & Mahindra Financial Services Limited	51,709	218,847
Navient Corporation	231,408	4,459,232
Orient Corporation †	93,000	162,599
Portfolio Recovery Associates Incorporated †	97,631	5,541,536
Provident Financial plc	12,082	553,061
Samsung Card Company Limited	9,337	352,165
Santander Consumer USA Holdings Incorporated	58,400	1,430,800
Shriram Transport Finance Company Limited	46,998	606,072
SLM Corporation †	244,100	2,504,466
Synchrony Financial «†	14,908	481,379

		40,179,900

Diversified Financial Services : 1.16%
Ackermans & Van Haaren NV	2,400	327,908
ASX Limited	5,334	169,772
Ayala Corporation	69,362	1,229,023
Bajaj Auto Limited	5,564	116,004
Bank of Greece	900	9,440
Berkshire Hathaway Incorporated Class B †	212,752	30,423,536
BM&F Bovespa SA	394,894	1,391,790
Bolsas y Mercados Espanoles	6,793	275,414
Bursa Malaysia Bhd	59,100	135,417
CBOE Holdings Incorporated	45,400	2,656,808
Century Leasing System Incorporated	11,100	347,895
Chailease Holding Company Limited	264,000	667,462
Challenger Financial Services Group Limited	104,111	547,635
Corporation Financiera Alba	1,616	75,804
D.Carnegie & Company AB †	1	7
Deutsche Boerse AG	18,044	1,445,307
ECM Libra Bhd †(a)	46,763	0
Element Financial Corporation †	24,304	363,700
Eurazeo «	3,666	245,608
Exor SpA	5,847	291,034
Fimalac	158	15,097
First Pacific Company Limited	479,650	454,061
FirstRand Limited	877,325	3,756,430
FNFV Group	36,681	563,420
Fubon Financial Holding Company Limited	1,830,579	3,769,348

28

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value
Diversified Financial Services (continued)
Fuyo General Lease Company Limited	4,100	$173,758
Goldin Financial Holdings Limited †	440,000	1,073,662
Groupe Bruxelles Lambert SA	7,755	645,016
GT Capital Holdings Incorporated	19,520	611,190
Haci Omer Sabanci Holding AS	362,072	1,359,920
Hankook Tire Worldwide Company Limited	3,596	63,759
Hong Kong Exchanges & Clearing Limited	179,354	6,902,457
IBJ Leasing Company Limited	6,500	138,783
IG Group Holdings plc	37,974	453,578
Industrivarden AB Class A	18,200	377,170
Industrivarden AB Class C	13,675	272,650
Intercontinental Exchange Incorporated	21,083	4,992,033
Investment AB Kinnevik Class B	21,989	734,213
Investor AB Class A	17,400	670,777
Investor AB Class B	40,618	1,603,950
Japan Exchange Group Incorporated	45,200	1,378,415
Japan Securities Finance Company Limited	17,700	104,818
Leucadia National Corporation	184,711	4,549,432
London Stock Exchange Group plc	29,389	1,103,639
Lundbergforetagen AB Class B	5,095	232,745
MarketAxess Holdings Incorporated	75,100	6,642,595
Metro Pacific Investments Corporation	2,050,000	206,908
Mitsubishi UFJ Lease & Finance Company Limited	85,100	449,104
Moody’s Corporation	90,696	9,804,238
Onex Corporation	8,400	474,374
ORIX Corporation	209,600	3,334,450
Pargesa Holding SA	2,020	142,175
Power Finance Corporation Limited	84,672	361,405
Reliance Capital Limited	23,714	146,722
Remgro Limited	125,787	2,573,793
Ricoh Leasing Company Limited	4,800	141,353
RMB Holdings Limited	166,219	896,055
Rural Electrification Corporation Limited	59,789	277,337
Singapore Exchange Limited	152,000	950,493
SNS REAAL NV «†(a)	4,259	0
Sofina SA	2,215	246,923
The NASDAQ OMX Group Incorporated	72,100	3,731,175
TMX Group Limited	2,056	85,292
Voya Financial Incorporated	116,528	5,279,884
Wendel	3,495	445,465
Zenkoku Hosho Company Limited	9,000	303,106

		113,212,732

Insurance : 3.94%
ACE Limited	40,236	4,284,329
Admiral Group plc	19,943	453,860
Aegon NV «	186,165	1,417,147
AFLAC Incorporated	54,400	3,384,768
Ageas NV	24,124	903,493
AIA Group Limited	1,929,000	12,700,528
Alleghany Corporation †	7,700	3,660,195
Allianz AG	42,233	6,621,388
Allianz AG ADR	5	79
Allied World Assurance Company	55,634	2,363,889
American Financial Group Incorporated	45,348	2,879,598
American International Group Incorporated	157,945	9,257,156
Amlin plc	48,663	362,660
AMP Limited	475,526	2,421,332
Arch Capital Group Limited †	75,966	4,853,468
Arthur J. Gallagher & Company	88,793	4,302,021
Aspen Insurance Holdings Limited	35,024	1,623,713
Assicurazioni Generali SpA	129,712	2,508,768
Assurant Incorporated	41,599	2,739,294
Assured Guaranty Limited	93,384	2,669,849
Aviva plc	368,601	2,949,241
AXA SA	176,076	4,431,401
Axis Capital Holdings Limited	60,822	3,347,643

29

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Insurance (continued)
Bajaj Finserv	7,957	$190,259
Baloise Holding AG	4,595	572,511
BB Seguridade Participacoes SA	163,052	1,706,614
Beazley plc	46,327	210,648
Brown & Brown Incorporated	68,355	2,214,018
Cathay Financial Holding Company Limited	2,297,719	4,109,887
China Insurance International Holdings Company Limited †	285,400	1,163,148
China Life Insurance Company - Taiwan Exchange	562,519	630,458
China Life Insurance Company H Shares	2,033,000	9,766,916
China Pacific Insurance Group Company Limited H Shares	509,600	2,625,669
Cincinnati Financial Corporation	86,034	4,351,600
Clal Insurance Enterprise Holdings Limited †	832	13,394
CNO Financial Group Incorporated	432,100	7,777,800
CNP Assurances	18,792	310,724
Dai-Ichi Mutual Life Insurance Company	184,600	3,246,842
Delta Lloyd NV «	14,298	248,429
Direct Line Insurance Group plc	141,957	731,613
Discovery Holdings Limited	93,109	933,946
Dongbu Insurance Company Limited	5,940	275,494
E-L Financial Corporation Limited	200	106,143
Endurance Specialty Holdings Limited «	95,878	5,827,465
Erie Indemnity Company Class A	12,600	1,024,758
Euler Hermes SA	1,281	141,818
Everest Reinsurance Group Limited	26,443	4,799,669
Fairfax Financial Holdings Limited	1,900	957,013
First American Financial Corporation	232,879	8,316,109
FNF Group	161,634	6,135,627
Genworth Financial Incorporated Class A †	313,034	2,485,490
Gjensidige Forsikring ASA	20,511	316,721
Great Eastern Holdings Limited	10,000	185,001
Great-West Lifeco Incorporated «	23,800	689,542
Grupo Catalana Occidente SA	4,581	144,046
Hannover Rueckversicherung AG	5,268	511,758
Hanwha Life Insurance Company Limited	51,670	384,640
Harel Insurance Investments & Finances Limited	4,380	19,116
HCC Insurance Holdings Incorporated	55,808	3,191,101
Helvetia Holding AG	513	287,380
Hiscox Limited	26,165	341,120
Hyundai Marine & Fire Insurance Company Limited	14,670	367,991
Industrial Alliance Insurance & Financial Services Incorporated «	9,339	322,164
Insurance Australia Group Limited	382,174	1,653,802
Intact Financial Corporation	12,815	919,082
Jardine Lloyd Thompson Group plc	11,879	188,821
Kemper Corporation	112,880	4,039,975
Korea Reinsurance Company	11,222	122,523
Lancashire Holdings plc	19,049	187,788
Legal & General Group plc	564,612	2,293,729
Liberty Holdings Limited	27,424	354,363
LIG Insurance Company Limited	12,020	289,586
Lincoln National Corporation	148,953	8,491,811
Loews Corporation	40,300	1,616,836
Manulife Financial Corporation	194,200	3,565,122
Mapfre SA	59,378	211,687
Markel Corporation †	6,799	5,253,995
Mediolanum SpA	18,175	154,702
Mercury General Corporation	77,122	4,294,153
Meritz Fire & Marine Insurance Company Limited	13,130	172,381
MetLife Incorporated	136,645	7,141,068
Migdal Insurance & Financial Holding Limited	10,202	11,955
Mitsui Sumitomo Insurance Group Holdings Incorporated	84,200	2,622,028
MMI Holdings Limited	225,444	568,402
MPHB Capital Bhd †	85	42
Muenchener Rueckversicherungs Gesellschaft AG	15,459	2,852,408
New China Life Insurance Company Limited H Shares	112,300	716,933
NIB Holdings Limited	69,823	196,450
Old Mutual plc - Johannesburg Exchange	360	1,218
Old Mutual plc - London Exchange	447,204	1,511,233
Old Republic International Corporation	126,785	1,960,096
PartnerRe Limited	26,857	3,529,816

30

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value
Insurance (continued)
People’s Insurance Company Group of China Limited H Shares	1,621,000	$1,149,846
Phoenix Group Holdings	18,917	247,493
PICC Property & Casualty Company Limited H Shares	1,206,435	2,766,492
Ping An Insurance (Group) Company of China Limited H Shares	652,500	9,601,962
Power Corporation of Canada	32,500	841,247
Power Financial Corporation «	24,500	707,261
Powszechny Zaklad Ubezpieczen SA	14,675	1,756,569
Primerica Incorporated	119,891	5,302,779
Principal Financial Group Incorporated	158,893	8,213,179
ProAssurance Corporation	127,398	5,755,842
Prudential Financial Incorporated	55,062	4,658,796
Prudential plc	241,947	6,016,512
QBE Insurance Group Limited	216,170	2,421,246
Rand Merchant Insurance Holdings Limited	151,190	540,287
Reinsurance Group of America Incorporated	39,939	3,736,293
RenaissanceRe Holdings Limited	26,485	2,704,383
RLI Corporation	77,924	3,792,561
RSA Insurance Group plc	97,743	644,321
Sampo Oyj	45,762	2,155,166
Samsung Fire & Marine Insurance Company Limited	5,879	1,612,647
Samsung Life Insurance Company	15,067	1,522,674
Sanlam Limited	488,659	2,754,975
Santam Limited	1	18
SCOR SE	17,098	585,897
Shin Kong Financial Holding Company Limited	1,814,627	589,445
Societa Cattolica di Assicurazione Societa Cooperativa	2,135	16,742
Sompo Japan Nipponkoa Holdings Incorporated	65,000	2,372,397
Sony Financial Holdings Incorporated	27,600	483,887
St. James’s Place plc	47,271	658,550
Stancorp Financial Group Incorporated	96,933	7,194,367
Standard Life plc	184,742	1,377,068
Storebrand ASA †	21,988	78,940
Sun Life Financial Incorporated «	57,400	1,832,406
Suncorp Group Limited	209,986	2,172,171
Swiss Life Holding AG	2,683	643,737
Swiss Reinsurance AG	32,594	2,926,992
Symetra Financial Corporation	202,520	4,953,639
T&D Holdings Incorporated	112,500	1,686,843
Taiwan Life Insurance Company Limited †	118,227	123,839
The Allstate Corporation	51,927	3,495,726
The Chubb Corporation	28,458	2,774,655
The Hanover Insurance Group Incorporated	101,959	7,257,442
The Hartford Financial Services Group Incorporated	243,345	10,003,913
The Progressive Corporation	294,285	8,045,752
The Travelers Companies Incorporated	40,590	4,104,461
Tokio Marine Holdings Incorporated	120,300	4,985,886
Tong Yang Life Insurance Company	13,010	169,632
Topdanmark AS †	12,150	333,051
Torchmark Corporation	75,931	4,333,382
Tryg	10,915	218,051
Unipol Gruppo Finanziario SpA	365	1,976
UnipolSai SpA	3,026	8,222
UnipolSai SpA RSP	13	3,405
Unum Group	148,153	5,179,429
Validus Holdings Limited	52,447	2,250,501
Vienna Insurance Group AG	4,394	167,025
W.R. Berkley Corporation	59,412	2,911,188
White Mountain Insurance Group Limited	3,214	2,086,657
Willis Group Holdings plc	103,700	4,921,602
XL Group plc	174,693	6,582,432
XL Group plc (Shares from Merger) (a)	1,145	41,357
Zurich Insurance Group AG	13,809	4,406,362

		383,574,043

Real Estate Management & Development : 0.97%
Aeon Mall Company Limited	20,800	383,103
Africa Israel Investments Limited †	1,061	935

31

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Real Estate Management & Development (continued)
Agile Property Holdings Limited	308,250	$236,943
Aldar Properties PJSC	857,106	609,043
Alexander & Baldwin Incorporated	96,149	3,948,839
Altisource Portfolio Solutions SA «†	37,400	1,029,248
Argosy Property Trust	137,850	109,044
Ascendas India Trust	83,000	54,488
Atrium European Real Estate Limited	10,857	50,070
Atrium Ljungberg AB Class B	1,011	13,576
Ayala Land Incorporated	1,588,900	1,427,284
Brookfield Asset Management Incorporated Class A «	79,275	2,803,566
Bukit Sembawang Estates Limited	28,000	108,835
Bund Center Investment Limited	85,000	14,187
Buwog AG	5,071	102,089
C C Land Holdings Limited	511	125
CA Immobilien Anlagen AG	3,951	71,339
Capital & Counties Properties plc	88,920	570,531
CapitaLand Limited	485,500	1,256,876
Castellum AB	18,738	268,769
Cathay Real Estate Development Company Limited	260,000	159,678
Central Pattana PCL	354,500	455,771
Cheung Kong Property Holding Limited †(a)	215,000	1,269,339
China Overseas Land & Investment Limited	1,120,480	4,060,731
China Resources Land Limited	598,888	1,938,711
China Vanke Company Limited H Shares «†	359,280	947,589
Chinese Estates Holdings Limited	69,696	218,877
City Developments Limited	83,000	647,697
Country Garden Holdings Company Limited	1,758,580	809,700
Daibiru Corporation	10,800	100,504
Daikyo Incorporated	67,000	99,327
Daito Trust Construction Company Limited	12,800	1,427,837
Daiwa House Industry Company Limited	103,300	2,486,058
DB Realty Limited †	11,179	11,806
Deutsche Annington Immobilien SE	22,730	718,724
Deutsche Euroshop AG	4,842	234,017
Deutsche Wohnen AG	24,211	589,787
DLF Limited	85,755	158,106
Dream Unlimited Class A †	3,983	31,131
Elbit Imaging Limited †	40	77
Emaar Properties PJSC	956,093	2,030,336
Emperor International Holdings Limited	200,000	48,493
Evergrande Real Estate Group Limited «	1,557,000	1,014,084
Fabege AB	13,162	183,695
Far East Consortium International Limited	147,598	69,481
Farglory Land Development Company Limited	52,252	59,329
First Capital Realty Incorporated	7,489	113,214
FirstService Corporation	2,138	139,582
Future Mall Management Limited †	504	102
Gazit Globe Limited	4,376	54,504
Global Logistic Properties Limited	679,000	1,390,134
Goldcrest Company Limited	3,340	63,724
Goldin Properties Holdings Limited «†	326,000	1,042,709
Grainger plc	37,054	120,459
Great Eagle Holdings Limited	68,999	260,738
Greentown China Holdings Limited	122,000	174,653
Guocoland Limited	42,554	65,973
Hang Lung Group Limited	147,000	743,185
Hang Lung Properties Limited	439,000	1,387,153
Heiwa Real Estate Company Limited	10,100	139,967
Heliopolis Housing	1,417	11,596
Henderson Land Development Company Limited	246,227	1,986,355
Highwealth Construction Corporation	207,600	520,809
HKR International Limited	125,600	77,916
Hong Kong Land Holdings Limited	217,000	1,868,370
Huaku Development Company Limited	62,336	144,198
Hufvudstaden AB Class A	14,497	185,835
Hulic Company Limited	62,900	651,223
Hysan Development Company Limited	117,533	536,608
Immoeast AG Interim Shares †(a)	15,082	0
Immofinanz AG †	101,423	270,128

32

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value
Real Estate Management & Development (continued)
Immofinanz AG Interim Shares (a)	19,870	$0
Jones Lang LaSalle Incorporated	23,855	4,132,402
K Wah International Holdings Limited	169,116	102,949
Kenedix Incorporated	44,000	188,245
Kerry Properties Limited	145,053	605,194
Kowloon Development Company Limited	45,000	59,778
Kungsleden	25,316	163,300
Land & Houses PCL	456,840	126,975
LEG Immobilien AG	4,572	334,879
Lend Lease Corporation Limited	85,652	1,090,984
Leopalace21 Corporation †	45,200	261,844
Lifestyle Properties Development Limited †	5,975	2,111
Longfor Properties Company Limited	306,000	504,366
Medinet Nasr Housing †	6,682	27,893
Megaworld Corporation	2,758,000	293,832
Midland Holdings Limited †	56,000	27,590
Mitsubishi Estate Company Limited	217,189	4,862,976
Mitsui Fudosan Company Limited	155,000	4,528,925
Mobimo Holding AG	799	168,327
Multiplan Empreendimentos Imobiliarios SA	19,999	312,761
New World China Land Limited	526,000	348,014
New World Development Limited	707,377	943,334
Nexity SA «	1,566	63,079
Nomura Real Estate Holding Incorporated	20,000	411,554
NTT Urban Development Corporation	20,600	214,772
Palm Hills Developments SAE †	75,415	30,443
Polytec Asset Holdings Limited	100,000	14,316
Precinct Properties New Zealand Limited «	145,054	115,258
Prelios SpA †	1,105	507
Prince Housing & Development Corporation	265,310	103,296
PSP Swiss Property AG	3,653	313,858
PT Bumi Serpong Damai Tbk	2,777,000	400,044
PT Lippo Karawaci Terbuka Tbk	4,995,500	491,088
Radium Life Tech Company Limited	81,705	38,865
Realogy Holdings Corporation †	76,931	3,611,910
Relo Holdings Incorporated	2,000	161,302
Robinsons Land Company	372,100	246,203
Ruentex Development Company Limited	178,988	287,496
Savills plc	10,369	154,201
Shimao Property Holding Limited	283,500	608,415
Shree Precoated Steels Limited †	3,781	272
Sinarmas Land Limited	85,000	45,082
Sino Land Company	670,463	1,148,330
Sino-Ocean Land Holdings Limited	1,039,500	742,725
SM Prime Holdings Incorporated	2,748,554	1,186,098
SOHO China Limited	374,000	255,165
SP Setia Bhd	243,167	222,207
Sumitomo Real Estate Sales Company Limited	4,700	122,125
Sumitomo Realty & Development Company Limited	77,000	2,971,679
Sun Hung Kai Properties Limited	293,284	4,970,242
Swire Pacific Limited Class A	97,500	1,311,544
Swire Pacific Limited Class B	195,000	495,444
Swire Properties Limited	200,183	681,593
Swiss Prime Site AG	5,716	457,657
The Howard Hughes Corporation †	19,223	2,831,356
Tian An China Investment	224,097	144,511
TMG Holdings LLC	108,625	139,517
TOC Company Limited	13,900	108,857
Tokyo Tatemono Company Limited	69,000	535,922
Tokyu Fudosan Holdings Corporation	83,200	626,774
UEM Land Holdings Bhd	413,675	116,226
United Industrial Corporation Limited	63,596	160,865
United Overseas Land Limited	104,247	568,367
Wharf Holdings Limited	287,500	1,983,743
Wheelock & Company Limited	145,000	781,696
Wheelock Properties (Singapore) Limited	39,000	52,363

33

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Real Estate Management & Development (continued)
Wing Tai Holdings Limited	88,730	$128,346

		93,920,902

REITs : 5.35%
Abacus Property Group	39,747	88,431
Activia Properties Incorporated	44	376,844
Advance Residence Investment Corporation	206	497,593
AEON REIT Investment Corporation	168	216,979
Alexandria Real Estate Equities Incorporated	41,500	3,848,295
Allied Properties REIT	9,500	277,147
American Campus Communities Incorporated	69,400	2,707,294
American Capital Agency Corporation	212,800	4,439,008
American Homes 4 Rent Class A	319,666	5,335,226
American Realty Capital Properties Incorporated	520,685	4,618,476
American Tower Corporation	75,248	6,982,262
ANF Immobilier SA	45	1,127
Annaly Capital Management Incorporated	550,753	5,749,861
Apartment Investment & Management Company Class A	95,137	3,608,546
Armour Residential Incorporated	862,163	2,577,867
Ascendas REIT	349,000	621,319
Astro Japan Properties Trust	1,780	6,941
AvalonBay Communities Incorporated	25,200	4,195,800
Befimmo S.C.A. Sicafi	1,008	66,248
Beni Stabili SpA	6,222	4,647
BioMed Realty Trust Incorporated	124,886	2,546,426
Boardwalk REIT	1,855	86,977
Boston Properties Incorporated	29,689	3,860,461
Brandywine Realty Trust	384,194	5,409,452
British Land Company plc	94,866	1,249,841
Bunnings Warehouse Property Trust	74,476	188,473
Calloway REIT	5,367	124,767
Camden Property Trust	45,600	3,419,088
Canadian Apartment Properties	5,440	120,208
Canadian REIT	4,006	138,870
CapitaCommerical Trust	360,464	431,830
CapitaMall Trust	468,636	754,351
Cathay No.1 REIT	400,000	244,616
CBL & Associates Properties Incorporated	108,068	1,907,400
CDL Hospitality Trusts	121,000	153,931
Champion REIT	571,653	326,610
Charter Hall Group	43,602	159,679
Charter Hall Retail REIT	57,229	196,020
Chimera Investment Corporation	118,454	1,709,291
Cofinimmo SA	2,555	268,886
Colony Financial Incorporated	252,227	6,472,145
Columbia Property Trust Incorporated	287,535	7,475,910
Comforia Residential REIT Incorporated	72	152,162
Cominar REIT	20,000	290,930
Communications Sales & Leasing Incorporated †	74,762	1,947,550
Corporate Office Properties Trust	211,600	5,431,772
Corrections Corporation of America	66,600	2,341,656
Cousins Properties Incorporated	484,687	4,677,230
Cromwell Group	285,800	237,082
Crown Castle International Corporation	58,754	4,791,389
CubeSmart REIT	352,107	8,376,626
CYS Investments Incorporated	391,113	3,500,461
DA Office Investment Corporation «	41	202,828
Daiwa House REIT Investment Corporation	57	246,159
Daiwa House Residential Investment Corporation	144	323,932
DCT Industrial Trust Incorporated	201,205	6,581,416
DDR Corporation	183,405	3,103,213
Derwent Valley Holdings plc	8,076	439,547
Dexus Property Group	143,410	878,249
DiamondRock Hospitality	455,581	6,000,002
Douglas Emmett Incorporated	294,455	8,651,088
Duke Realty Corporation	208,078	4,070,006
DuPont Fabros Technology Incorporated	148,600	4,790,864
EastGroup Properties Incorporated	66,575	3,703,567

34

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value
REITs (continued)
Emlak Konut Gayrimenkul Yati	469,570	$527,339
EPR Properties	131,240	7,568,611
Equity Commonwealth †	298,486	7,686,015
Equity Lifestyle Properties Incorporated	161,050	8,823,930
Equity Residential	44,100	3,277,512
Essex Property Trust Incorporated	32,109	7,148,106
Eurocommercial Properties NV	3,156	141,249
Extra Space Storage Incorporated	58,000	4,061,740
Federal Realty Investment Trust	36,201	4,867,948
Federation Centres	271,491	631,008
Fibra Uno Administracion SAB de CV	544,434	1,386,638
Fonciere des Regions	3,503	308,557
Fortune REIT	246,000	248,422
Frontier Real Estate Investment Corporation	90	427,104
Fukuoka REIT Corporation	100	176,288
Gaming and Leisure Properties Incorporated	51,200	1,873,920
Gecina SA	2,316	304,349
General Growth Properties Incorporated	75,100	2,127,583
Geo Group Incorporated	170,695	6,474,461
Global One Real Estate Investment Corporation	36	121,823
GLP J-REIT	383	376,165
Goodman Group	243,548	1,219,640
Goodman Property Trust	181,257	152,382
GPT Group	268,424	948,133
Granite Real Estate Investment Trust	4,243	137,703
Great Portland Estates plc	28,410	359,750
Growthpoint Properties Limited	509,448	1,081,839
H&R REIT	11,358	206,501
Hammerson plc	65,021	664,343
Hankyu REIT Incorporated	115	137,038
Hatteras Financial Corporation	218,198	3,918,836
HCP Incorporated	60,504	2,342,715
Health Care REIT Incorporated	44,884	3,153,550
Healthcare Realty Trust Incorporated	211,975	5,049,245
Healthcare Trust of America Incorporated Class A	284,430	7,051,020
Heiwa Real Estate REIT Incorporated	149	114,047
Home Properties Incorporated	116,327	8,645,423
Hospitality Properties Trust	92,521	2,793,209
Host Hotels & Resorts Incorporated	440,000	8,764,800
Hulic REIT Incorporated	121	175,775
ICADE	3,119	243,183
Ichigo Real Estate Investment Corporation	189	137,050
Industrial & Infrastructure Fund Investment Corporation	64	299,593
ING Office Fund	109,870	333,484
Intu Properties plc	87,770	448,456
Invesco Mortgage Capital Incorporated	278,078	4,413,098
Invincible Investment Corporation	360	187,665
Iron Mountain Incorporated	113,270	4,130,957
Japan Excellent Incorporated	231	292,205
Japan Hotel REIT Investment Corporation	503	344,479
Japan Logistics Fund Incorporated	162	333,489
Japan Prime Realty Investment Corporation	149	491,605
Japan Real Estate Investment Corporation	203	935,552
Japan Rental Housing Investment Incorporated «	139	92,282
Japan Retail Fund Investment Corporation	385	773,629
Kenedix Realty Investment	52	272,328
Kenedix Residential Investment Corporation	43	126,455
Keppel REIT	206,614	183,149
Kilroy Realty Corporation	43,795	3,024,921
Kimco Realty Corporation	238,880	5,723,565
Kite Realty Group Trust	193,700	5,239,585
Kiwi Property Group Limited	195,913	175,128
KLCC Property Holdings Bhd	105,300	202,500
Klepierre	21,292	945,923
Lamar Advertising Company Class A	41,138	2,493,786
Land Securities Group plc	74,578	1,496,623
LaSalle Hotel Properties	244,352	8,909,074
Lexington Corporate Properties Trust	499,058	4,581,352

35

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
REITs (continued)
Liberty Property Trust	91,332	$3,191,140
Mack-Cali Realty Corporation	188,734	3,189,605
Mapletree Logistics Trust	301,210	260,299
Medical Properties Trust Incorporated	474,238	6,430,667
Mercialys SA	3,326	79,159
MFA Mortgage Investments Incorporated	852,066	6,765,404
MID REIT Incorporated	33	98,377
Mid-America Apartment Communities Incorporated	40,155	3,067,440
Mirvac Group	619,201	951,554
Mori Hills REIT Corporation	189	252,477
Mori Trust Sogo REIT Incorporated	165	308,955
National Retail Properties Incorporated	81,154	3,044,087
Nippon Accommodations Fund Incorporated	76	291,778
Nippon Building Fund Incorporated	231	1,081,344
Nippon Prologis REIT Incorporated	290	559,602
Nippon REIT Investment Corporation	47	125,154
Nomura Real Estate Master Fund Incorporated	326	418,942
Nomura Real Estate Office Fund	68	311,195
Nomura Real Estate Residential REIT	25	141,603
NorthStar Realty Finance Corporation	595,068	10,794,534
Novion Property Group	439,763	820,379
Omega Healthcare Investors Incorporated	91,274	3,288,602
ORIX JREIT Incorporated	355	505,692
Outfront Media Incorporated	85,220	2,361,446
Parkway Life REIT	64,000	111,564
Pebblebrook Hotel Trust	162,540	6,969,715
Piedmont Office Realty Trust Incorporated Class A	89,400	1,536,786
Plum Creek Timber Company	103,000	4,249,780
Post Properties Incorporated	109,846	6,240,351
Potlatch Corporation	91,622	3,324,046
Premier Investment Company	43	235,588
Prologis Incorporated	66,630	2,637,882
Public Storage Incorporated	25,597	4,954,043
Rayonier Incorporated	72,800	1,879,696
Realty Income Corporation	122,362	5,576,036
Redefine Properties Limited	690,919	608,727
Redwood Trust Incorporated	187,934	3,027,617
Regency Centers Corporation	57,183	3,610,535
Retail Properties of America Incorporated Class A	137,529	2,062,935
RioCan REIT	14,088	313,797
RLJ Lodging Trust	285,595	8,633,537
Scentre Group	843,224	2,546,513
Segro plc	78,987	514,525
Sekisui House SI Investment Corporation	125	133,646
Senior Housing Properties Trust	144,289	2,887,223
Shaftesbury plc	24,082	322,429
Shopping Centres Australasia Property Group	110,787	182,957
SIA REIT Incorporated	14	56,625
Simon Property Group Incorporated	58,286	10,573,080
Sovran Self Storage Incorporated	71,568	6,527,717
Spirit Realty Capital Incorporated	253,355	2,733,700
Starhill Global REIT	254,000	164,862
Starwood Property Trust Incorporated	137,300	3,280,097
Stockland Australia	371,978	1,234,278
Strategic Hotel & Resorts Incorporated †	624,400	7,542,752
Sunstone Hotel Investors Incorporated	479,719	7,320,512
Suntec REIT	384,000	512,722
Tanger Factory Outlet Centers Incorporated	190,800	6,416,604
Taubman Centers Incorporated	33,373	2,470,603
The Link REIT	450,655	2,615,475
The Macerich Company	72,650	5,965,292
Tokyu REIT Incorporated	182	237,701
Top REIT Incorporated	29	121,968
Two Harbors Investment Corporation	791,486	8,460,985
UDR Incorporated	139,800	4,551,888
Unibail-Rodamco SE	8,909	2,288,165
United Urban Investment Corporation	457	685,233
Urban Edge Properties REIT	206,427	4,458,823
Vastned Retail NV	1,059	48,920

36

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value
REITs (continued)
Ventas Incorporated	40,030	$2,662,796
Vornado Realty Trust	21,159	2,113,573
Washington Real Estate Investment Trust	150,675	3,774,409
Weingarten Realty Investors	70,500	2,377,965
Wereldhave NV	4,146	250,628
Westfield Corporation	311,997	2,309,041
Weyerhaeuser Company	63,654	2,072,574
WP Carey Incorporated	58,736	3,740,896
WP Glimcher Incorporated	395,879	5,570,018
Yuexiu Real Estate Investment Trust	325,000	181,914

		520,729,884

Thrifts & Mortgage Finance : 0.34%
Capitol Federal Financial Incorporated	305,315	3,694,312
Genworth Mortgage Insurance Canada Incorporated	2,068	56,223
Home Capital Group Incorporated	4,758	160,959
Housing Development Finance Corporation Limited	427,727	8,278,112
Hudson City Bancorp Incorporated	296,661	2,822,729
MGIC Investment Corporation †	730,774	7,928,898
New York Community Bancorp Incorporated	255,138	4,526,148
Ocwen Financial Corporation «†	72,800	739,648
Paragon Group of Companies plc	26,738	179,567
Washington Federal Incorporated	208,209	4,601,419

		32,988,015

Health Care : 10.43%

Biotechnology : 1.80%
3-D Matrix Limited †	3,100	43,809
Actelion Limited	11,077	1,548,670
Alexion Pharmaceuticals Incorporated †	38,408	6,292,767
Alnylam Pharmaceuticals Incorporated †	141,319	18,525,508
Biogen Incorporated †	42,407	16,835,155
BioMarin Pharmaceutical Incorporated †	79,549	9,988,968
Biota Pharmaceuticals Incorporated †	2,053	4,517
Celgene Corporation †	144,624	16,550,771
Cepheid Incorporated †	143,454	7,914,357
CK Life Sciences International Holdings Incorporated	702,000	84,200
CSL Limited	75,162	5,372,987
Gilead Sciences Incorporated †	270,400	30,357,808
Green Cross Corporation	1,207	223,811
Grifols SA	14,254	568,439
Grifols SA Class B	11,206	358,580
Incyte Corporation †	79,680	8,776,752
Intercept Pharmaceuticals Incorporated †	7,224	1,843,529
ISIS Pharmaceuticals Incorporated †	228,700	15,396,084
Japan Tissue Engineering Company Limited †	3,200	41,046
Medigen Biotechnology Corporation †	29,000	110,546
Medivation Incorporated †	41,000	5,414,050
Mesoblast Limited †	31,890	95,332
Myriad Genetics Incorporated «†	143,700	4,878,615
NanoCarrier Company Limited †	6,400	61,878
Nicox SA †	1,380	2,827
PDL BioPharma Incorporated «	387,668	2,589,622
Puma Biotechnology Incorporated «†	11,784	2,303,183
Regeneron Pharmaceuticals Incorporated †	13,513	6,926,223
Savient Pharmaceuticals Incorporated †(a)	2,670	0
Seattle Genetics Incorporated †	53,300	2,296,697
Takara Bio Incorporated «	6,300	70,048
United Therapeutics Corporation †	22,605	4,152,991
Valneva SE - Paris Exchange †	264	1,183
Valneva SE - Vienna Exchange †	847	3,833
Vertex Pharmaceuticals Incorporated †	46,138	5,919,044

		175,553,830

37

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Health Care Equipment & Supplies : 1.40%
Abbott Laboratories	178,594	$8,679,668
Align Technology Incorporated †	37,100	2,250,857
Ansell Limited	26,316	538,207
ASAHI INTECC Company Limited	4,600	270,926
Baxter International Incorporated	62,822	4,184,573
bioMerieux SA	1,765	197,145
Biosensors International Group Limited †	247,000	146,577
Boston Scientific Corporation †	737,178	13,468,242
C.R. Bard Incorporated	36,994	6,300,818
Cochlear Limited	10,052	680,529
Coloplast Class B	10,575	798,642
Cooper Companies Incorporated	23,408	4,254,872
DexCom Incorporated †	146,660	10,518,455
DiaSorin SpA	1,623	73,459
Edwards Lifesciences Corporation †	54,991	7,188,424
Elekta AB Class B «	35,308	248,665
Essilor International SA Cie Generale d’Optique	19,946	2,434,929
Fisher & Paykel Healthcare Corporation	89,568	419,390
Fukuda Denshi Company Limited	2,200	127,446
Getinge AB Class B	18,499	447,152
GN Store Nord A/S	17,550	379,278
Golden Meditech Holdings Limited	31,610	7,991
Haemonetics Corporation †	103,692	4,284,553
Halyard Health Incorporated †	107,766	4,463,668
Hogy Medical Company Limited	2,000	97,651
Hoya Corporation	67,400	2,495,562
IDEXX Laboratories Incorporated †	24,337	3,300,097
Intuitive Surgical Incorporated †	6,942	3,385,961
Mindray Medical International Limited ADR «	25,317	682,799
Nagaileben Company Limited	8,000	146,187
Nakanishi Incorporated	4,000	144,543
Nihon Kohden Corporation	16,600	402,578
Nikkiso Company Limited	14,000	133,328
Nipro Corporation	22,400	215,851
Olympus Corporation	50,400	1,723,788
Paramount Bed Holdings Company Limited	3,500	95,738
ResMed Incorporated	67,851	3,990,996
Sirona Dental Systems Incorporated †	111,781	11,035,020
Smith & Nephew plc	83,542	1,481,153
Sonova Holding AG	4,488	676,650
St. Jude Medical Incorporated	34,745	2,562,444
St. Shine Optical Company Limited	12,000	212,296
Straumann Holding AG	989	262,443
Sysmex Corporation	27,300	1,585,892
Teleflex Incorporated	83,390	10,735,629
Terumo Corporation	58,900	1,341,106
Thoratec Corporation †	106,530	4,835,397
Varian Medical Systems Incorporated †	51,076	4,423,182
West Pharmaceutical Services Incorporated	143,873	7,789,284
William Demant Holding AS †	3,503	288,532

		136,408,573

Health Care Providers & Services : 2.38%
Acadia Healthcare Company Incorporated †	100,926	7,482,654
Aetna Incorporated	43,477	5,128,982
Alfresa Holdings Corporation	34,600	531,064
AmerisourceBergen Corporation	105,900	11,920,104
Anthem Incorporated	31,093	5,218,960
Apollo Hospitals Enterprise Limited	21,420	406,675
AS ONE Corporation	2,400	83,825
Bangkok Chain Hospital PCL	87	18
Bangkok Dusit Medical Services PCL Class F	644,000	369,477
Brookdale Senior Living Incorporated †	95,300	3,591,857
Bumrungrad Hospital PCL	28,900	149,483
Cardinal Health Incorporated	42,200	3,720,774
Catamaran Corporation - Canada Exchange †	19,135	1,145,546
Celesio AG	9,643	280,606
Centene Corporation †	230,264	17,348,090

38

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value
Health Care Providers & Services (continued)
Chemed Corporation «	34,751	$4,315,727
Cigna Corporation	48,900	6,886,587
Community Health Systems Incorporated †	67,096	3,711,080
DaVita HealthCare Partners Incorporated †	88,843	7,443,267
Express Scripts Holding Company †	130,724	11,391,289
Fresenius Medical Care AG & Company KGaA	19,133	1,634,451
Fresenius SE & Company KGaA	36,249	2,306,325
Health Net Incorporated †	166,882	10,386,736
Henry Schein Incorporated †	43,082	6,103,427
Humana Incorporated	83,028	17,821,960
IHH Healthcare Bhd	615,700	979,141
Laboratory Corporation of America Holdings †	49,885	5,883,936
Life Healthcare Group Holdings Limited	235,988	708,659
LifePoint Hospitals Incorporated †	95,156	7,164,295
Magellan Health Services Incorporated †	50,957	3,446,222
McKesson Corporation	43,400	10,295,782
Medi-Clinic Corporation	111,765	983,313
Mediceo Paltac Holdings Company Limited	38,000	590,291
MEDNAX Incorporated †	47,456	3,377,918
Message Company Limited	2,200	57,165
Miraca Holdings Incorporated	9,300	449,583
Netcare Limited	414,008	1,326,421
Nichii Gakkan Company	7,200	59,809
Orpea	3,644	256,822
Owens & Minor Incorporated	133,900	4,461,548
Patterson Companies Incorporated	53,400	2,554,656
Pharmaniaga Bhd	7,405	13,735
Primary Health Care Limited	92,654	378,278
Quest Diagnostics Incorporated	83,000	6,244,090
Ramsay Health Care Limited	20,419	991,633
Rhoen Klinikum AG	5,080	141,660
Ryman Healthcare Limited	72,433	410,587
Ship Healthcare Holdings Incorporated	6,600	134,590
Sigma Pharmaceuticals Limited	257,710	171,418
Sinopharm Group Company Limited H Shares	262,400	1,252,159
Sonic Healthcare Limited	69,727	1,070,460
Suzuken Company Limited	14,800	483,535
Team Health Holdings Incorporated †	143,600	8,397,728
Tenet Healthcare Corporation †	52,292	2,781,411
Toho Pharmaceutical	12,300	259,547
TOKAI Corporation	2,600	91,439
United Drug plc	34,039	275,994
UnitedHealth Group Incorporated	110,363	13,266,736
Universal Health Services Incorporated Class B	44,600	5,779,268
VCA Incorporated †	177,782	9,326,444
Vital KSK Holdings Incorporated	9,000	63,667
WellCare Health Plans Incorporated †	88,800	7,607,496

		231,116,400

Health Care Technology : 0.22%
AGFA-Gevaert NV Strip VVPR †(a)	2,275	0
Allscripts Healthcare Solutions Incorporated †	362,100	5,094,747
athenahealth Incorporated «†	19,963	2,327,686
Cerner Corporation †	58,724	3,951,538
HMS Holdings Corporation †	179,279	3,054,914
M3 Incorporated	28,600	545,201
Medidata Solutions Incorporated †	110,800	6,427,508

		21,401,594

Life Sciences Tools & Services : 0.63%
Bio Techne Corporation	74,721	7,565,501
Bio-Rad Laboratories Incorporated Class A †	41,967	6,058,776
Charles River Laboratories International Incorporated †	95,220	6,888,215
Divi’s Laboratories Limited	12,947	368,931
Gerresheimer AG	3,694	210,727

39

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Life Sciences Tools & Services (continued)
ICON plc ADR †	5,230	$339,270
Illumina Incorporated †	25,057	5,163,747
Lonza Group AG	5,820	817,407
Mettler-Toledo International Incorporated †	13,960	4,532,533
Parexel International Corporation †	110,696	7,357,963
PerkinElmer Incorporated	66,100	3,485,453
QIAGEN NV †	22,655	554,371
Quintiles Transnational Holdings Incorporated †	37,668	2,625,836
Tecan Group AG	803	107,653
Thermo Fisher Scientific Incorporated	74,800	9,696,324
Waters Corporation †	41,365	5,527,191

		61,299,898

Pharmaceuticals : 4.00%
AbbVie Incorporated	244,332	16,270,068
Actavis plc †	70,742	21,704,353
Akorn Incorporated †	154,800	7,105,320
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products †(a)	1,231	0
Aspen Pharmacare Holdings Limited	82,217	2,473,060
Astellas Pharma Incorporated	353,400	5,159,415
AstraZeneca plc	118,158	7,896,415
Aurobindo Pharma Limited	36,601	787,538
Bayer AG «	74,876	10,620,820
Bristol-Myers Squibb Company	198,185	12,802,751
BTG plc †	29,198	316,623
Cadila Healthcare Limited	9,434	278,059
Cardiome Pharma Corporation †	781	7,417
Celltrion Incorporated «†	18,486	1,150,944
China Medical System Holding Limited	329,000	549,065
Chugai Pharmaceutical Company Limited	33,600	1,007,066
Cipla Limited India	66,901	681,358
Daiichi Sankyo Company Limited	110,400	2,087,206
Dainippon Sumitomo Pharma Company Limited	32,900	374,288
Dong-A ST Company Limited	1,090	154,906
Dr. Reddys Laboratories Limited	23,358	1,292,958
Eisai Company Limited	42,200	2,652,057
Eli Lilly & Company	112,319	8,861,969
Endo International plc †	90,507	7,580,866
Fuso Pharmaceutical Industries Limited	16,000	37,900
Galenica AG	419	419,513
GlaxoSmithKline Pharmaceuticals Limited †	4,235	214,057
GlaxoSmithKline plc	460,804	10,236,896
Glenmark Pharmaceuticals Limited	35,144	481,656
H. Lundbeck AS †	7,172	140,214
Haw Par Corporation Limited	27,500	187,672
Hikma Pharmaceuticals plc	10,618	337,229
Hisamitsu Pharmaceutical Company Incorporated	15,000	609,113
Hua Han Bio-Pharmaceutical Holdings Limited H Shares	3,325	725
Impax Laboratories Incorporated †	134,120	6,304,981
Indivior plc †	61,638	216,677
Ipsen SA «	2,572	137,371
Jazz Pharmaceuticals plc †	31,190	5,593,927
Johnson & Johnson	324,496	32,495,029
Kaken Pharmaceutical Company Limited	13,000	426,822
Kissei Pharmaceutical Company Limited	7,200	190,565
Kyorin Company Limited	8,900	187,157
Kyowa Hakko Kogyo Company Limited	41,000	518,302
Lupin Limited	41,487	1,190,864
Luye Pharma Group Limited †	418,000	455,001
Mallinckrodt plc †	226,789	29,355,568
Meda AB Class A	27,508	393,916
Merck & Company Incorporated	329,985	20,092,787
Merck KGaA	12,492	1,335,913
Mitsubishi Tanabe Pharma Corporation	39,100	621,870
Mochida Pharmaceutical Company Limited	3,000	168,473
Mylan NV †	225,939	16,409,950
Nichi-Iko Pharmaceutical Company Limited	10,000	232,043
Nicholas Piramal India Limited	18,361	268,646

40

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value
Pharmaceuticals (continued)
Nippon Shinyaku Company Limited	12,000	$366,918
Novartis AG	251,893	25,863,355
Novo Nordisk AS Class B	179,836	10,041,853
Ono Pharmaceutical Company Limited	16,800	1,840,873
Orion Oyj Class A	3,628	120,854
Orion Oyj Class B	8,702	290,545
Otsuka Holdings Company Limited	88,300	2,768,913
Pacira Pharmaceuticals Incorporated †	74,593	5,833,919
Perrigo Company plc	26,614	5,064,644
Pfizer Incorporated	713,971	24,810,492
Pharmaxis Limited †	22,924	4,031
PT Kalbe Farma Tbk	4,452,500	619,525
Recordati SpA	6,569	138,162
Richter Gedeon	38,159	623,550
Roche Holding AG	2,539	736,833
Roche Holding AG Genusschein	65,388	19,216,009
Rohto Pharmaceutical Company Limited	21,000	297,281
Sanofi-Aventis SA	110,160	10,786,146
Santen Pharmaceutical Company Limited	67,000	932,272
Sawai Pharmaceutical Company Limited	6,700	387,052
Seikagaku Corporation	7,900	125,646
Shionogi & Company Limited	51,500	1,827,801
Shire Limited plc	56,561	4,871,335
Sihuan Pharmaceutical Holdings Group limited (a)	1,126,000	640,429
Sino Biopharmaceutical Limited	812,000	962,422
Sosei Group Corporation «	2,300	119,897
Stada Arzneimittel AG	5,207	180,687
Sun Pharmaceutical Industries Limited	221,798	3,355,122
Taisho Pharmaceutical Holding Company Limited	9,500	659,026
Takeda Pharmaceutical Company Limited	114,900	5,591,556
Teva Pharmaceutical Industries Limited	90,328	5,480,507
The United Laboratories International Holdings Limited †	500	385
Towa Pharmaceutical Company Limited	1,900	104,556
Tsumura & Company	13,600	297,498
UCB SA	9,628	688,396
Valeant Pharmaceuticals International Incorporated †	30,257	7,212,436
Yuhan Corporation	1,877	452,208
Zeria Pharmaceutical Company Limited	9,000	134,150
Zoetis Incorporated	97,290	4,842,123

		389,364,766

Industrials : 11.33%

Aerospace & Defense : 1.71%
Airbus Group NV «	54,584	3,716,876
B/E Aerospace Incorporated	50,500	2,895,670
BAE Systems plc	307,386	2,419,515
Bharat Electronics Limited	2,301	128,957
Bombardier Incorporated Class B	143,159	297,001
CAE Incorporated	24,800	296,140
Chemring Group plc	8,445	28,816
Cobham plc	107,360	485,211
Curtiss-Wright Corporation	108,096	7,792,641
DigitalGlobe Incorporated †	137,100	4,113,000
Elbit Systems Limited	1,785	130,903
Embraer SA	156,200	1,169,674
Esterline Technologies Corporation †	62,645	6,776,310
Finmeccanica SpA †	34,904	463,088
General Dynamics Corporation	38,026	5,329,724
HEICO Corporation	111,325	6,378,923
Hexcel Corporation	193,500	9,527,940
Huntington Ingalls Industries Incorporated	93,145	11,549,049
KLX Incorporated †	29,200	1,280,128
L-3 Communications Holdings Incorporated	47,985	5,653,113
Lockheed Martin Corporation	30,500	5,740,100
MacDonald Dettwiler & Associates Limited	2,966	233,469
Meggitt plc	77,064	598,935

41

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Aerospace & Defense (continued)
Moog Incorporated Class A †	80,240	$5,506,871
MTU Aero Engines AG	4,407	420,421
Northrop Grumman Corporation	24,951	3,971,700
Orbital ATK Incorporated	119,311	9,127,292
Precision Castparts Corporation	25,796	5,459,207
Qinetiq Group plc	51,946	187,847
Raytheon Company	37,200	3,841,272
Rockwell Collins Incorporated	72,796	6,929,451
Rolls-Royce Holdings plc (a)	25,598,973	39,125
Rolls-Royce Holdings plc - London Exchange	181,553	2,769,306
Saab AB Class B	5,318	136,716
Safran SA	31,081	2,198,717
Singapore Technologies Engineering Limited	264,000	665,826
Teledyne Technologies Incorporated †	70,976	7,191,998
Thales SA «	9,751	606,587
The Boeing Company	118,400	16,637,568
TransDigm Group Incorporated	24,540	5,547,022
Ultra Electronics Holdings	5,405	151,259
United Technologies Corporation	149,359	17,500,394
Zodiac Aerospace SA	17,330	632,199

		166,525,961

Air Freight & Logistics : 0.42%
Bollore Investissement	94,500	539,289
Bollore SA †	300	1,674
C.H. Robinson Worldwide Incorporated	72,323	4,464,499
Deutsche Post AG	84,258	2,539,776
Expeditors International of Washington Incorporated	111,700	5,120,328
FedEx Corporation	47,100	8,158,662
Freightways Limited	37,588	163,467
Glovis Company Limited	2,877	650,294
Hub Group Incorporated Class A †	70,701	2,999,136
Kerry Logistics Network Limited	72,526	114,116
Kintetsu World Express Incorporated	4,600	234,605
Mainfreight Limited	9,747	110,294
Mitsui-Soko Company Limited	20,000	64,779
Oesterreichische Post AG	4,954	244,463
Panalpina Welttransport Holdings AG	1,522	207,446
PostNL †	25,238	115,033
Royal Mail plc	51,790	414,777
Singapore Post Limited	260,000	363,549
The Shibusawa Warehouse Company Limited	12,000	33,936
TNT Express NV	40,256	339,557
United Parcel Service Incorporated Class B	125,100	12,412,422
Yamato Holdings Company Limited	63,500	1,301,823

		40,593,925

Airlines : 0.45%
Air Canada †	26,372	291,797
Air China H Shares	534,000	656,339
Air France-KLM «†	16,025	132,724
Airasia Bhd	365,000	218,044
All Nippon Airways Company Limited	184,000	507,458
American Airlines Group Incorporated	87,122	3,691,359
Asiana Airlines †	21,610	134,545
Cathay Pacific Airways Limited	167,000	427,750
China Airlines †	594,775	290,673
Chorus Aviation Incorporated	63	322
Delta Air Lines Incorporated	156,600	6,721,272
Deutsche Lufthansa AG †	24,014	337,595
easyJet plc	22,179	545,425
Eva Airways Corporation †	407,476	302,026
International Consolidated Airlines - United Kingdom Exchange †	72,922	617,455
Japan Airlines Company Limited	19,419	668,865
JetBlue Airways Corporation †	525,423	10,592,528
Korean Air Lines Company Limited †	7,538	275,129

42

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value
Airlines (continued)
LAN Airlines SA †	79,059	$672,870
Qantas Airways Limited †	203,671	548,123
Ryanair Holdings plc ADR	16,200	1,078,920
Singapore Airlines Limited	90,200	759,417
Spirit Airlines Incorporated †	38,823	2,467,978
Thai Airways International PCL †	76,300	31,073
Turk Hava Yollari Anonim Ortakligi †	148,808	504,140
United Continental Holdings Incorporated †	195,000	10,645,050
Virgin Australia International Holdings (a)	177,317	0
WestJet Airlines Limited	11,787	255,720

		43,374,597

Building Products : 0.63%
A.O. Smith Corporation	151,100	10,785,518
Aica Kogyo Company Limited	12,200	273,951
Allegion plc	55,300	3,452,932
Armstrong World Industries Incorporated †	90,600	4,975,752
Asahi Glass Company Limited	193,000	1,262,668
Assa Abloy AB Class B	30,983	1,827,766
Bunka Shutter Company Limited	12,000	101,809
Central Glass Company Limited	41,000	173,098
Compagnie de Saint-Gobain SA	44,812	2,088,278
Daikin Industries Limited	45,800	3,520,749
Fortune Brands Home & Security Incorporated	84,631	3,881,178
Geberit AG	3,718	1,337,111
GWA International Limited	48,362	96,875
KCC Corporation	841	415,852
Kingspan Group plc	16,453	375,501
Lennox International Incorporated	82,758	9,318,551
LIXIL Group Corporation	47,200	903,575
Masco Corporation	189,700	5,135,179
Nibe Industrier AB Class B	13,413	399,566
Nichias Corporation	22,000	137,904
Nichiha Corporation	5,800	78,461
Nippon Sheet Glass Company Limited †	171,000	179,108
Nitto Boseki Company Limited	38,000	156,452
Noritz Corporation	8,300	148,459
Okabe Company Limited	8,500	69,512
Owens Corning Incorporated	60,100	2,545,836
Rockwool International AS Class B	400	58,886
Sankyo Tateyama Incorporated	4,600	74,421
Sanwa Holdings Corporation	45,000	392,660
Sekisui Jushi Corporation	6,000	81,457
Taiwan Glass Industrial Corporation	343,581	215,487
Takara Standard Company Limited	24,000	176,933
Takasago Thermal Engineering Company	13,300	156,452
TOTO Limited	52,000	862,233
Uponor Oyj	2,800	45,268
USG Corporation †	184,100	5,309,444
Wienerberger AG	10,742	171,601

		61,186,483

Commercial Services & Supplies : 0.98%
AA plc †	52,430	327,748
Aeon Delight Company Limited	3,500	95,879
Aggreko plc	24,032	590,627
Babcock International Group plc	46,368	797,275
Berendsen plc	15,297	237,774
Bilfinger SE «	4,408	187,359
Brambles Limited	255,174	2,231,867
Cabcharge Australia Limited	26,928	101,704
China Everbright International Limited	717,000	1,359,347
Cintas Corporation	56,200	4,838,258
Civeo Corporation	248,000	992,000
Clean Harbors Incorporated †	107,904	6,079,311

43

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Commercial Services & Supplies (continued)
Copart Incorporated †	52,290	$1,809,234
Covanta Holding Corporation	67,200	1,485,120
Dai Nippon Printing Company Limited	105,000	1,111,630
Daiseki Company Limited	6,700	127,506
De La Rue plc	11,470	89,144
Deluxe Corporation	114,834	7,329,854
Downer EDI Limited	82,141	323,425
Duskin Company Limited	11,300	185,913
Edenred «	14,182	358,250
Essendant Incorporated	87,745	3,408,016
G4S plc	126,965	578,667
Herman Miller Incorporated	134,167	3,716,426
HNI Corporation	103,800	5,033,262
HomeServe plc	13,090	86,829
Intrum Justitia AB	10,031	306,465
Inui Global Logistics Company Limited	300	2,357
Itoki Corporation	1,000	5,817
Kaba Holding AG	280	175,922
KAR Auction Services Incorporated	86,800	3,234,168
KEPCO Plant Service & Engineering Company Limited	3,274	317,577
Kokuyo Company Limited	21,900	191,624
Loomis AB Class B	8,827	259,328
Mineral Resources Limited	31,646	184,607
Mitie Group plc	40,984	194,372
Mitsubishi Pencil Company Limited	5,700	249,374
Moshi Moshi Hotline Incorporated	8,300	98,638
Msa Safety Incorporated	59,161	2,644,497
Nippon Kanzai Company Limited	500	11,356
Nissha Printing Company Limited	7,200	130,814
Okamura Corporation	20,000	174,354
Oyo Corporation	3,900	52,853
Park24 Company Limited	16,100	284,472
Pilot Corporation	2,900	192,064
Pitney Bowes Incorporated	124,700	2,724,695
PMP Limited †	14,400	4,844
Progressive Waste Solutions Limited	12,017	335,695
Prosegur Compania de Seguridad SA	26,730	146,788
Recall Holdings Limited	54,476	323,201
Regus plc	55,194	217,814
Rentokil Initial plc	173,799	390,483
Republic Services Incorporated	146,800	5,914,572
Ritchie Bros. Auctioneers Incorporated	6,229	176,612
RR Donnelley & Sons Company «	431,822	8,282,346
S1 Corporation Incorporated (Korea)	2,828	211,031
Salmat Limited	5,981	3,567
Santa Fe Group †	250	2,208
Sato Corporation	7,500	194,275
Secom Company Limited	33,300	2,229,838
Securitas AB Class B	25,461	345,791
Serco Group plc	97,398	204,836
Shanks Group plc	6,285	10,423
Societe BIC SA	2,766	455,837
Sohgo Security Services Company Limited	15,700	551,521
Stericycle Incorporated †	42,331	5,812,046
Taiwan Secom Company Limited	64,960	194,713
Tetra Tech Incorporated	139,700	3,654,552
The ADT Corporation	99,400	3,626,112
Tomra Systems ASA	7,776	75,546
Toppan Forms Company Limited	6,500	84,788
Toppan Printing Company Limited	104,000	882,343
Transcontinental Incorporated Class A	3,424	50,303
Transpacific Industries Group Limited	162,245	101,096
Uchida Yoko Company Limited	2,000	6,720
Waste Connections Incorporated	66,148	3,210,162
Waste Management Incorporated	52,253	2,594,361

		95,212,203

44

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value
Construction & Engineering : 0.43%
Abengoa SA Class A	2,071	$7,315
Actividades de Construccion y Servicios SA	17,068	550,283
Aecon Group Incorporated	8,690	92,658
Arcadis NV «	6,603	187,539
Ausenco Limited †	9,573	1,720
Balfour Beatty plc	61,174	232,717
Boart Longyear Group Limited †	89,116	11,242
Bouygues SA	16,989	668,926
Cardno Limited «	36,176	84,358
Carillion plc	47,881	242,523
Chicago Bridge & Iron Company NV «	51,400	2,788,964
China Communications Construction Company Limited H Shares	1,015,779	1,755,488
China State Construction International Holdings Limited	438,000	771,647
Chiyoda Corporation	33,000	292,737
Chudenko Corporation	6,500	124,904
CIMIC Group Limited	17,730	328,585
Comsys Holdings Corporation	25,400	369,596
CTCI Corporation	123,000	211,993
Daelim Industrial Company Limited	6,425	453,939
Daewoo Engineering & Construction Company Limited †	31,654	201,934
Dialog Group Bhd	784,124	350,781
Eiffage SA	4,842	282,703
EMCOR Group Incorporated	126,832	5,754,368
EverChina International Holdings Company Limited †	960,000	45,811
Ferrovial SA	40,604	876,523
Flsmidth & Company AS	5,428	269,772
Fluor Corporation	75,400	4,238,988
Gamuda Bhd	314,200	427,675
GS Engineering & Construction Corporation †	11,855	289,355
Hazama Ando Corporation	30,100	164,427
Hibiya Engineering Limited	6,000	82,859
HKC Holdings Limited †	217,196	9,104
Hochtief AG	4,214	320,968
Hyundai Development Company	9,673	528,055
Hyundai Engineering & Construction Company Limited	11,463	457,693
IJM Corporation Bhd	241,820	463,719
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV †	189,001	416,077
Interserve plc	12,112	114,774
JGC Corporation	42,000	844,128
Kajima Corporation	160,000	705,152
Kandenko Company Limited	21,000	129,775
KBR Incorporated	94,800	1,815,420
KEPCO Engineering & Construction Company Incorporated	1,785	60,963
Kinden Corporation	23,000	314,845
Koninklijke Bam Groep NV †	28,776	112,860
Koninklijke Boskalis Westminster NV	7,449	369,097
Kumagai Gumi Company Limited	61,000	177,424
Kumho Industrial Company Limited †	9	140
Kyowa Exeo Corporation	21,600	255,131
Larsen & Toubro Limited	54,392	1,409,020
Larsen & Toubro Limited GDR	8,011	211,090
Macmahon Holdings Limited †	139,645	5,338
Maeda Corporation	31,000	219,796
Maeda Road Construction Company Limited	12,000	236,394
Malaysia Marine & Heavy Engineering	135,600	45,126
Malaysian Resources Corporation Bhd	50	17
Mirait Holdings Corporation	11,700	133,200
Monadelphous Group Limited	19,272	164,583
NCC AB Class B	8,600	267,385
Nippo Corporation	8,000	139,548
Nippon Densetsu Kogyo Company Limited	8,000	139,741
Nippon Koei Company Limited	15,000	60,549
Nishimatsu Construction Company Limited	45,000	166,781
Obayashi Corporation	117,000	768,279
Obrascon Huarte Lain SA	3,542	66,522
Okumura Corporation	38,000	173,903
Outotec Oyj «	15,988	102,285
Peab AB	21,523	165,086

45

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Construction & Engineering (continued)
Penta-Ocean Construction Company Limited	55,000	$226,000
Polimex Mostostal SA †	86,564	2,313
Power Line Engineering PCL	244,400	10,752
PYI Corporation Limited	111,318	4,163
Samsung Engineering Company Limited «†	7,013	237,300
Sanki Engineering Company Limited	10,000	80,570
Shimizu Corporation	118,000	905,096
Sho-Bond Holdings Company Limited	4,700	206,003
Sino Thai Engineering & Construction PCL	374,529	257,183
Skanska AB Class B	34,816	724,372
SNC-Lavalin Group Incorporated «	14,400	520,605
Socam Development Limited †	63	58
Sumitomo Mitsui Construction Company Limited	150,200	202,098
Taikisha Limited	8,000	212,384
Taisei Corporation	185,000	1,012,086
Toa Corporation	31,000	51,452
Toda Corporation	49,000	197,398
Tokyo Energy & Systems Incorporated	1,000	9,628
Tokyu Construction Company Limited	80	505
Toshiba Plant Systems & Services Corporation	6,000	72,658
Totetsu Kogyo Company Limited	5,900	127,208
Toyo Engineering Corporation	28,000	72,642
United Construction Group Limited «	30,880	54,774
United Engineers Limited	59,000	118,604
Vinci SA	43,394	2,577,433
WSP Global Incorporated	5,250	180,390
YIT Oyj	11,040	79,663
Yokogawa Bridge Holdings Corporation	8,000	82,053

		41,957,689

Electrical Equipment : 0.88%
ABB Limited	205,224	4,489,446
ABB Limited - Natl India Exchange	14,757	308,721
Acuity Brands Incorporated	23,062	4,070,212
Alstom SA †	20,310	635,846
AMETEK Incorporated	122,868	6,605,384
Babcock & Wilcox Company	230,210	7,663,691
Bharat Heavy Electricals limited	122,363	482,143
Cosel Company Limited	4,900	59,140
Daihen Corporation	18,000	93,107
Denyo Company Limited	3,200	51,204
Doosan Heavy Industries & Construction Company Limited	13,384	329,090
Eaton Corporation plc	57,361	4,106,474
Elswedy Cables Holding Company †	9,692	60,489
Emerson Electric Company	83,804	5,054,219
EnerSys	86,900	5,791,016
FDG Electric Vehicles Limited †	1,480,000	158,429
Fuji Electric Holdings Company Limited	102,000	487,338
Fujikura Limited	69,000	383,596
Furukawa Electric Company Limited	135,000	262,136
Futaba Corporation	6,900	135,037
Gamesa Corporation Tecnologica SA †	8,248	126,913
Generac Holdings Incorporated «†	135,500	5,661,190
GS Yuasa Corporation	79,000	348,169
Hubbell Incorporated Class B	29,000	3,132,870
Johnson Electric Holdings Limited	54,750	196,301
Legrand SA	23,684	1,332,862
LS Cable Limited	7,178	318,986
LS Industrial Systems Company Limited	3,641	174,124
Mabuchi Motor Company Limited	9,600	583,975
Mitsubishi Electric Corporation	336,000	4,615,719
Nidec Corporation	39,500	2,891,331
Nitto Kogyo Corporation	9,700	225,863
Nordex AG †	816	19,546
Osram Licht AG	7,623	401,789
Polypore International Incorporated †	84,400	5,056,404
Prysmian SpA	18,370	414,612
Rockwell Automation Incorporated	67,000	8,233,630

46

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value
Electrical Equipment (continued)
Sanyo Denki Company Limited	6,000	$49,696
Schneider Electric Infrastructure Limited †	5,981	20,500
Schneider Electric SA - London Exchange	1,614	121,801
Schneider Electric SE	52,663	3,978,220
SGL Carbon AG †	3,056	50,145
Shihlin Electric	118,000	146,861
SolarCity Corporation «†	25,600	1,539,072
Sumitomo Electric Industries Limited	130,300	2,086,018
Suzlon Energy Limited †	89,769	35,421
Teco Electric & Machinery Company Limited	303,000	279,376
Ushio Incorporated	25,200	371,965
Vestas Wind Systems AS	15,405	786,494
Walsin Lihwa Corporation †	600,000	155,215
Ya Hsin Industrial Company Limited †(a)	40,000	0
Zhuzhou CSR Times Electric Company Limited H Shares	151,000	1,240,538

		85,822,324

Industrial Conglomerates : 1.06%
Aboitiz Equity Ventures Incorporated	548,400	688,806
Aditya Birla Nuvo Limited	5,674	160,577
Alfa SA de CV	995,200	1,953,704
Alliance Global Group Incorporated	970,700	499,665
Antarchile SA	32,607	390,952
Beijing Enterprises Holdings Limited	135,000	1,181,347
Bidvest Group Limited	77,274	1,915,060
Boustead Holdings Bhd	80,800	95,876
CITIC Pacific Limited	1,435,000	2,768,709
CJ Corporation	1,980	428,784
CK Hutchison Holdings Limited	215,000	3,355,194
Danaher Corporation	114,394	9,874,490
DCC plc - United Kingdom Exchange	9,251	735,240
Discount Investment Corporation	1,353	2,101
DMCI Holdings Incorporated	808,000	241,032
Dogan Sirketler Grubu Holdings †	170,145	38,343
Doosan Corporation	2,425	250,541
Enka Insaat Ve Sanayi AS	326,311	634,863
Far Eastern New Century Corporation	878,918	969,321
Gallant Venture Limited †	42,000	7,166
General Electric Company	1,174,676	32,033,415
Grupo Carso SAB de CV	111,000	468,684
Hopewell Holdings	123,000	480,664
Hutchison Whampoa Limited	344,000	5,091,011
Industries Qatar	18,137	668,234
Jardine Matheson Holdings Limited	43,585	2,679,170
Jardine Strategic Holdings Limited	39,394	1,309,457
JG Summit Holdings	615,492	945,636
Katakura Industries Company Limited	5,400	58,605
Keihan Electric Railway Company Limited	90,000	516,295
Keppel Corporation Limited	270,051	1,752,797
Koc Holding AS	227,557	1,017,081
Koninklijke Philips Electronics NV «	78,900	2,149,499
LG Corporation	21,404	1,203,221
MMC Corporation Bhd	109,200	75,660
Nisshinbo Industries Incorporated	31,000	348,926
NWS Holdings Limited	286,681	462,911
Quinenco SA	62,686	135,916
Rheinmetall AG	3,555	186,887
Roper Industries Incorporated	48,693	8,519,327
Samsung Techwin Company Limited †	9,105	220,590
San Miguel Corporation	214,380	312,542
SembCorp Industries Limited	165,000	509,161
Shun Tak Holdings Limited	294,250	175,328
Siemens AG	73,803	7,763,720
Siemens India Limited	21,727	465,591
Sime Darby Bhd	682,021	1,547,849
SK Corporation	3,986	643,802
SM Investments Corporation	89,168	1,759,961

47

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Industrial Conglomerates (continued)
Smiths Group plc	35,162	$644,362
Tokai Holdings Corporation	26,800	111,635
Top Frontier Investment Holdings Incorporated †	8	16
Toshiba Corporation	671,000	2,355,515
Turk Sise Ve Cam Fabrikalari AS	125,797	168,205
Yazicilar Holding AS Class A	9,222	79,146

		103,052,590

Machinery : 2.44%
Aalberts Industries NV	11,130	344,169
AG Growth International Incorporated	1,000	42,096
AGCO Corporation	48,300	2,452,674
Aida Engineering Limited	11,300	131,833
Airtac International Group	16,050	127,331
Alfa Laval AB	28,699	541,567
Allison Transmission Holdings Incorporated	103,847	3,177,718
Amada Company Limited	62,700	642,585
Andritz AG	7,071	437,153
Asahi Diamond Industrial Company Limited	12,000	135,358
Atlas Copco AB Class A	61,897	1,871,465
Atlas Copco AB Class A (Redemption Shares) †(a)	61,897	43,193
Atlas Copco AB Class B	37,370	1,005,854
Atlas Copco AB Class B (Redemption Shares) †(a)	37,370	26,078
ATS Automation Tooling Systems Incorporated †	4,800	60,675
Austal Limited	9,718	13,597
Bando Chemical Industries Limited	15,000	62,603
Bodycote plc	18,289	207,830
Bradken Limited	25,084	42,000
Bucher Industries AG	862	227,549
Cargotec Oyj Corporation Class B	3,652	139,262
Caterpillar Incorporated	73,093	6,236,295
Chart Industries Incorporated †	66,700	2,165,082
China Conch Venture Holdings Limited	277,500	867,898
China International Marine Containers (Group) Company Limited H Shares	157,100	449,804
CKD Corporation	12,000	126,463
Clarcor Incorporated	101,038	6,224,951
CNH Industrial NV	78,164	695,794
Colfax Corporation «†	44,464	2,240,541
Cosco Corporation Singapore Limited	190,000	73,993
Crane Company	98,359	5,953,670
CSBC Corporation Taiwan	102	53
Cummins Incorporated	30,300	4,107,165
Cummins India Limited	13,858	199,268
Daewoo Shipbuilding & Marine Engineering Company Limited	16,970	244,999
Daifuku Company Limited	21,500	327,052
Deere & Company	43,000	4,028,240
DMG Mori Seiki AG	3,643	127,755
Donaldson Company Incorporated	59,100	2,107,506
Doosan Infracore Company Limited †	19,520	184,060
Dover Corporation	83,100	6,265,740
Ebara Corporation	89,000	433,832
FANUC Corporation	30,700	6,812,053
Flowserve Corporation	64,800	3,564,000
Fuji Machine Manufacturing Company Limited	17,200	181,818
Fujitec Company Limited	13,000	151,875
Furukawa Company Limited	61,000	107,634
GEA Group AG	16,445	798,411
Georg Fischer AG	456	345,208
Glory Limited	13,000	410,587
Graco Incorporated	31,700	2,301,103
Hanjin Heavy Industries & Construction Company Limited †	14,343	71,440
Harsco Corporation	195,080	3,142,739
Hillenbrand Incorporated	133,186	4,091,474
Hino Motors Limited	46,600	634,900
Hitachi Construction Machinery Company Limited	18,600	340,334
Hitachi Koki Company Limited	9,300	81,150
Hitachi Zosen Corporation	30,600	171,596
Hiwin Technologies Corporation	56,810	437,740

48

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value
Machinery (continued)
Hong Leong Asia Limited	11,000	$11,342
Hoshizaki Electric Company Limited	8,700	537,638
Hyundai Heavy Industries Company Limited †	7,814	916,598
Hyundai Mipo Dockyard Company Limited †	2,652	187,848
Hyundai Rotem Company Limited †	9,250	170,686
IDEX Corporation	37,163	2,871,213
IMI plc	29,234	556,281
Iseki & Company Limited	44,000	83,310
Ishikawajima-Harima Heavy Industries Company Limited	251,000	1,213,391
ITT Corporation	206,661	8,820,291
Jain Irrigation Systems Limited (Differential Voting Rights)	1,993	1,217
Japan Steel Works	72,000	334,722
Jaya Holdings Limited	61,000	2,127
Joy Global Incorporated	57,200	2,227,368
JTEKT Corporation	39,100	717,954
Kawasaki Heavy Industries Limited	273,000	1,381,332
Kennametal Incorporated	182,100	6,566,526
King Slide Works Company Limited	17,000	243,704
Kitz Corporation	21,100	102,172
Komatsu Limited	153,730	3,249,492
Komori Corporation	11,000	141,627
Kone Oyj Class B	38,458	1,612,241
Konecranes Oyj	3,753	115,620
KOPEX SA †	1,096	2,372
Krones AG	626	68,602
Kubota Corporation	188,865	3,155,993
Kurita Water Industries Limited	17,900	430,644
Kyokuto Kaihatsu Kogyo Company	6,900	78,554
Lincoln Electric Holdings Incorporated	42,000	2,822,820
Makino Milling Machine Company Limited	25,000	246,948
Makita Corporation	23,100	1,261,878
Makita Corporation ADR	1	54
MAN SE	3,130	323,486
Max Company Limited	6,000	62,990
Meidensha Corporation	41,000	151,956
Melrose Industries plc	89,931	364,519
Metso Oyj	12,945	372,783
Minebea Company Limited	62,000	1,148,934
Mitsubishi Heavy Industries Limited	534,000	3,394,642
Mitsuboshi Belting Company Limited	10,000	78,556
Mitsui Engineering & Shipbuilding Company Limited	152,000	274,326
Miura Company Limited	22,200	244,153
Morgan Advanced Materials plc	21,935	116,669
Mori Seiki Company Limited	22,100	439,988
Morita Holdings Corporation	7,000	65,931
Mueller Industries Incorporated	115,100	4,012,386
Nabtesco Corporation	20,300	525,021
Nachi-Fujikoshi Corporation	45,000	256,335
Namura Shipbuilding Company Limited	1,500	12,025
Navistar International Corporation «†	136,221	3,607,132
NGK Insulators Limited	47,000	1,170,124
Nippon Sharyo Limited	14,000	39,592
Nippon Thompson Company Limited	13,000	76,252
Nitta Corporation	3,300	91,464
NKT Holding AS	1,131	66,867
Nordson Corporation	31,242	2,527,790
Noritake Company Limited	17,000	40,817
NSK Limited	79,000	1,305,475
NTN Corporation	84,000	498,119
OILES Corporation	5,900	104,438
Okuma Corporation	29,000	317,303
OSG Corporation	18,700	393,692
Oshkosh Corporation	46,000	2,307,360
Paccar Incorporated	42,956	2,730,283
Pall Corporation	52,700	6,557,988
Pentair plc	93,022	5,956,199
Rotork plc	77,250	299,187
Ryobi Limited	20,000	80,248

49

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Machinery (continued)
Samsung Heavy Industries Company Limited	28,640	$462,582
Sandvik AB	105,184	1,266,920
Schindler Holding AG	2,474	429,597
Schindler Holding AG - Participation Certificate	5,042	883,564
SembCorp Marine Limited «	147,200	328,664
Shima Seiki Manufacturing Limited	4,400	75,794
Shin Zu Shing Company Limited	649	2,136
Shinmaywa Industries Limited	17,000	172,856
Shinwa Company Limited Nagoya	500	8,500
Singamas Container Holding	180,000	34,358
Sintokogio Limited	10,700	101,642
SKF AB Class A	976	23,729
SKF AB Class B	35,091	846,974
SMC Corporation	10,900	3,306,490
Snap-on Incorporated	30,700	4,770,780
Spirax Sarco Engineering plc	7,794	415,265
SPX Corporation	22,700	1,686,837
Star Micronics Company Limited	6,100	102,179
Sulzer AG	2,037	223,889
Sumitomo Heavy Industries Limited	97,000	640,076
Tadano Limited	23,000	309,471
Takuma Company Limited	14,000	92,946
Terex Corporation	245,000	6,058,850
The Manitowoc Company Incorporated	289,746	5,464,610
The Middleby Corporation †	110,500	12,011,350
The Timken Company	41,900	1,638,290
The Toro Company	112,470	7,691,823
THK Company Limited	19,500	471,180
Toshiba Machine Company Limited	18,000	85,276
Trelleborg AB Class B	21,858	426,060
Trinity Industries Incorporated	89,158	2,673,848
Triyards Holdings Limited	7,100	2,502
Tsubakimoto Chain Company	30,000	269,025
Tsugami Corporation	18,000	111,091
Tsukishima Kikai Company Limited	5,000	56,238
United Tractors	352,380	540,934
Vallourec SA «	11,333	280,183
Valmet Corporation	12,945	145,018
Valmont Industries Incorporated	12,977	1,614,988
Vesuvius plc	23,880	163,183
Volvo AB Class A	43,600	567,595
Volvo AB Class B	132,230	1,716,749
WABCO Holdings Incorporated †	26,100	3,299,562
Wabtec Corporation	46,880	4,702,064
Wartsila Oyj	17,118	764,812
WEG SA	115,960	626,329
Weir Group plc	19,255	595,650
Woodward Governor Company	116,500	5,934,510
Xylem Incorporated	105,428	3,855,502
Yangzijiang Shipbuilding Holdings Limited	789,000	845,712
Yungtay Engineering Company Limited	78,000	166,455
Zardoya-Otis SA	15,132	194,614

		237,743,660

Marine : 0.09%
A.P. Moller Maersk AS Class A	200	376,284
A.P. Moller Maersk AS Class B	645	1,243,900
Chinese Maritime Transport Limited	6,000	5,992
Compagnie Maritime Belge SA	227	3,291
Daiichi Chuo Kisen Kaisha †	12,000	3,867
DS Norden AS †	1,300	29,090
Evergreen Marine Corporation (Taiwan) Limited †	333,298	191,663
Hanjin Shipping Company Limited †	16,787	97,549
Hyundai Merchant Marine Company Limited †	17,778	141,967
Iino Kaiun Kaisha Limited	15,900	76,992
Kawasaki Kisen Kaisha Limited	149,000	378,157
Kirby Corporation †	30,418	2,333,365
Kuehne & Nagel International AG	5,401	758,559

50

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value
Marine (continued)
Malaysian Bulk Carriers Bhd	14,000	$3,819
MISC Bhd	242,400	548,805
Mitsui OSK Lines Limited	191,000	657,108
Neptune Orient Lines Limited †	184,000	138,536
Nippon Yusen Kabushiki Kaisha	276,000	836,128
NS United Kaiun Kaisha Limited	2,000	4,351
Orient Overseas International Limited	30,500	168,949
Pacific Basin Shipping Limited	252,000	93,927
Pan Ocean Company Limited - Singapore Exchange †(a)	450	1,217
Pan Ocean Company Limited - South Korea Exchange †	199	540
Sincere Navigation Corporation	128,800	102,812
U-Ming Transport Corporation	113,000	157,205
Wan Hai Lines Limited	209,212	199,717
Yang Ming Marine Transport †	285,357	115,749

		8,669,539

Professional Services : 0.34%
Adecco SA	12,375	983,575
ALS Limited «	74,573	348,930
Bureau Veritas SA «	23,580	540,360
Capita plc	61,090	1,168,992
CEB Incorporated	67,400	5,701,366
Dun & Bradstreet Corporation	19,395	2,481,202
Experian Group Limited	96,629	1,840,189
Hays plc	95,742	236,326
IHS Incorporated Class A †	35,823	4,420,558
Intertek Group plc	15,050	575,291
Meitec Corporation	4,600	168,263
Michael Page International plc	20,623	171,312
Nihon M&A Center Incorporated	5,400	205,575
Poyry Oyj †	835	3,349
Randstad Holdings NV	9,424	545,776
Recruit Holdings Company Limited	10,100	316,553
SAI Global Limited	32,441	110,372
SEEK Limited	58,955	762,653
SGS SA	519	997,302
Stantec Incorporated	7,070	195,568
Teleperformance SA	6,495	478,370
Temp Holdings Company Limited «	8,800	310,905
The Advisory Board Company †	88,408	4,488,474
Verisk Analytics Incorporated Class A †	75,724	5,496,048
WS Atkins plc	8,888	198,876

		32,746,185

Road & Rail : 0.93%
Asciano Group	170,137	879,329
Aurizon Holdings Limited	59,294	242,079
Avis Budget Group Incorporated †	54,300	2,769,300
BTS Group Holdings PCL	1,605,700	458,226
Canadian National Railway Company	73,500	4,359,999
Canadian Pacific Railway Limited	14,300	2,356,349
Central Japan Railway Company	32,200	5,610,321
China Auto Rental Incorporated «†	323,000	775,668
ComfortDelGro Corporation Limited	275,000	624,212
Container Corporation of India	13,018	372,198
Cosan Logistica SA	23,400	16,524
CSX Corporation	119,700	4,079,376
DSV AS	17,460	607,126
East Japan Railway Company	61,500	5,631,451
Evergreen International Storage & Transport Corporation	124,000	67,468
Firstgroup plc †	137,119	237,865
Fukuyama Transporting Company Limited «	37,000	220,602
Genesee & Wyoming Incorporated Class A †	26,140	2,152,368
Go-Ahead Group plc	3,179	129,001
Hankyu Hanshin Holdings Incorporated	210,000	1,263,908

51

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Road & Rail (continued)
Hertz Global Holdings Incorporated †	217,400	$4,324,086
Hitachi Transport System Limited	8,700	146,501
J.B. Hunt Transport Services Incorporated	44,314	3,723,262
Kansas City Southern	54,618	4,942,929
Keikyu Corporation	87,000	670,821
Keio Corporation	94,000	695,258
Keisei Electric Railway Company Limited	56,000	648,366
Kintetsu Corporation	315,000	1,055,795
Korea Express Company Limited †	2,016	341,988
Landstar System Incorporated	91,394	5,977,168
Maruzen Showa Unyu Company Limited	16,000	57,624
MTR Corporation Limited	250,208	1,198,820
Nagoya Railroad Company Limited	144,000	546,461
Nankai Electric Railway Company Limited	100,000	454,417
National Express Group plc	29,635	141,454
Nippon Express Company Limited	157,000	869,025
Nippon Konpo Unyu Soko Company Limited	12,800	235,859
Nishi-Nippon Railroad Company Limited	75,000	322,080
Norfolk Southern Corporation	38,000	3,496,000
Odakyu Electric Railway Company Limited	103,000	978,423
Old Dominion Freight Line Incorporated †	36,313	2,469,647
Ryder System Incorporated	32,636	2,991,089
Sankyu Incorporated	56,000	299,142
SBS Transit Limited	1,684	2,348
SEINO Holdings Company Limited	34,000	420,497
Senko Company Limited	15,000	93,301
SMRT Corporation Limited	98,000	116,312
Sotetsu Holdings Incorporated	88,000	406,268
Stagecoach Group plc	49,321	304,921
Tobu Railway Company Limited	174,000	768,255
Tokyu Corporation	176,000	1,157,120
TransForce Incorporated	6,211	132,601
Transport International Holdings Limited	45,600	108,212
Union Pacific Corporation	159,200	16,064,872
West Japan Railway Company	31,500	1,875,559

		90,889,851

Trading Companies & Distributors : 0.78%
Adani Enterprises Limited	63,989	707,658
Aercap Holdings NV †	9,828	474,103
Applied Industrial Technologies Incorporated	82,800	3,508,236
Ashtead Group plc	48,201	825,109
BayWa AG	313	10,964
Brenntag AG	14,433	871,689
Bunzl plc	31,676	917,922
Daewoo International Corporation	7,912	190,259
Emeco Holdings Limited †	72,033	5,452
Fastenal Company «	138,624	5,754,282
Finning International Incorporated «	16,500	330,106
GATX Corporation	94,534	5,266,489
Grafton Group plc	18,582	232,034
Hanwa Company Limited	40,000	178,544
iMarketKorea Incorporated	5,870	166,314
Inaba Denki Sangyo Company Limited	4,100	140,394
Inabata & Company Limited	8,900	93,148
Itochu Corporation	263,400	3,565,339
Iwatani International Corporation	36,000	234,943
Japan Pulp & Paper Company Limited	25,000	68,082
Kanamoto Company Limited	6,000	169,923
Kanematsu Corporation	81,000	146,840
Kloeckner & Company †	8,856	77,219
Kuroda Electric Company Limited	5,800	103,042
LG International Corporation	5,460	205,935
Marubeni Corporation	285,900	1,676,954
Misumi Group Incorporated	15,400	645,208
Mitsubishi Corporation	254,000	5,703,565
Mitsubishi Corporation ADR	33	1,476
Mitsui & Company Limited	280,900	3,950,457

52

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value
Trading Companies & Distributors (continued)
MonotaRO Company Limited	5,900	$212,964
MRC Global Incorporated †	66,200	1,013,522
MSC Industrial Direct Company Class A	28,625	1,985,716
Nagase & Company Limited	24,600	332,387
Nichiden Corporation	3,600	91,077
Noble Group Limited	918,576	541,702
NOW Incorporated «†	249,100	5,759,192
Onoken Company Limited	700	6,193
Paperlinx Limited †	60,182	1,242
Reece Australia Limited	7,414	203,891
Rexel SA «	25,193	462,080
Russel Metals Incorporated	4,649	93,720
Samsung Corporation	20,907	1,188,487
Seven Network Limited	22,953	133,897
SIG plc	78,253	239,921
SK Networks Company Limited	31,860	237,459
Sojitz Corporation	240,500	600,693
STX Corporation Company Limited †	116	523
Sumitomo Corporation	198,100	2,364,623
Tat Hong Holdings Limited	7,000	3,193
Toromont Industries Limited	6,843	171,790
Toyota Tsusho Corporation	38,500	1,081,034
Travis Perkins plc	23,342	790,935
Trusco Nakayama Corporation	3,400	106,015
United Rentals Incorporated †	47,745	4,245,008
W.W. Grainger Incorporated	11,680	2,807,054
Wakita & Company Limited	7,000	72,642
Watsco Incorporated	54,980	6,923,082
WESCO International Incorporated †	89,624	6,440,381
Wolseley plc	26,144	1,614,723
Yamazen Corporation	18,000	168,231
Yuasa Trading Company Limited	3,800	89,462

		76,204,525

Transportation Infrastructure : 0.19%
Abertis Infraestructuras SA	39,990	702,517
Adani Ports & Special Economic Zone	99,788	506,000
Aeroports de Paris «	3,323	411,133
Airports of Thailand PCL	115,000	1,018,728
Ansaldo STS SpA	6,620	68,309
Atlantia SpA	40,773	1,048,771
Auckland International Airport Limited	167,179	575,235
BBA Aviation plc	37,408	187,418
Bintulu Port Holdings Bhd	6,400	12,220
CCR SA	204,620	991,537
China Merchants Holdings International Company Limited	489,709	2,160,021
China Resources & Transportation Group Limited †	2,600,000	58,011
COSCO Pacific Limited	409,575	590,567
DP World Limited	45,239	907,042
Flughafen Zuerich AG	455	359,943
Fraport AG	3,869	253,940
Groupe Eurotunnel SE «	53,575	807,010
Henderson Investments Limited	18,000	1,788
Hong Kong Aircraft Engineering Company Limited	10,000	108,594
Hopewell Highway Infrastructure Limited	173,650	86,224
Hutchison Port Holdings Trust	977,000	644,820
International Container Term Services Incorporated	175,300	420,704
Japan Airport Terminal Company Limited	11,500	671,756
Kamigumi Company Limited	48,000	447,069
Macquarie Atlas Roads Limited	53,146	134,088
Malaysia Airports Holdings Berhad	104,179	180,452
Mitsubishi Logistics Corporation	30,000	426,620
Nissin Corporation	18,000	49,599
Port of Tauranga Limited	9,453	114,345
PT Jasa Marga Tbk	395,500	193,653
SIA Engineering Company	42,000	121,816
Singapore Airport Terminal Services Limited	108,666	273,257

53

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Transportation Infrastructure (continued)
Sumitomo Warehouse Company Limited	29,000	$163,324
Sydney Airport Holdings Limited	170,285	740,789
TAV Havalimanlari Holding AS †	40,981	340,168
Transurban Group	300,336	2,335,254
Westshore Terminals Investment Corporation	8,100	216,178

		18,328,900

Information Technology : 15.05%

Communications Equipment : 1.12%
Alcatel-Lucent SA †	273,639	1,094,859
ARRIS Group Incorporated †	69,700	2,300,797
Brocade Communications Systems Incorporated	246,836	3,052,127
Ciena Corporation †	235,680	5,684,602
Cisco Systems Incorporated	592,850	17,376,434
Comba Telecom Systems Holdings Limited	233	82
CommScope Holdings Incorporated †	58,957	1,837,690
D-Link Corporation	763	369
Denki Kogyo Company Limited	13,000	61,274
EVS Broadcast Equipment SA	552	17,600
F5 Networks Incorporated †	35,638	4,479,340
Finisar Corporation †	234,982	5,146,106
Harris Corporation	105,177	8,332,122
Hitachi Kokusai Electric Incorporated	9,000	133,787
InterDigital Incorporated	75,032	4,399,126
Japan Radio Company Limited	2,000	6,977
Juniper Networks Incorporated	202,152	5,619,826
Motorola Solutions Incorporated	19,900	1,174,100
Nokia Oyj	354,521	2,587,367
Palo Alto Networks Incorporated †	34,165	5,790,626
Plantronics Incorporated	89,300	4,926,681
Polycom Incorporated †	308,390	4,154,013
QUALCOMM Incorporated	298,697	20,813,207
Spirent plc	75,771	103,649
Telefonaktiebolaget LM Ericsson Class B	289,375	3,247,896
Viasat Incorporated †	90,200	5,681,698
VTech Holdings Limited	27,900	367,747
Zinwell Corporation	446	445

		108,390,547

Electronic Equipment, Instruments & Components : 1.44%
AAC Technologies Holdings Incorporated	190,000	1,062,274
Alps Electric Company Limited	28,800	740,217
Amano Corporation	12,600	172,379
Amphenol Corporation Class A	157,468	8,983,549
Anixter International Incorporated †	53,641	3,647,588
Anritsu Corporation	27,600	196,134
Arrow Electronics Incorporated †	57,614	3,502,355
AU Optronics Corporation	1,793,319	984,505
Avnet Incorporated	79,038	3,478,462
Azbil Corporation	13,400	365,459
Canon Electronics Incorporated	3,800	77,705
CDW Corporation of Delaware	69,490	2,578,079
Celestica Incorporated †	22,738	290,899
Cheng Uei Precision Industry Company Limited	71,855	143,040
Chroma ATE Incorporated	84,624	190,516
Chunghwa Picture Tubes Limited †	75	3
Citizen Holdings Company Limited	52,300	381,773
CMK Corporation	4,800	12,414
Cognex Corporation †	174,900	8,827,203
Corning Incorporated	154,300	3,227,956
Daiwabo Company Limited	29,000	55,843
Delta Electronics Incorporated	472,531	2,701,893
Delta Electronics Thailand PCL	22,600	57,441
Electrocomponents plc	44,350	162,005
Enplas Corporation	2,000	85,566

54

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value
Electronic Equipment, Instruments & Components (continued)
FEI Company	85,100	$6,944,160
FIH Mobile Limited	528,000	315,970
Flextronics International Limited †	73,400	891,810
Halma plc	39,753	463,891
Hamamatsu Photonics	23,600	729,211
Hannstar Display Corporation	899,226	190,140
Hexagon AB Class B	23,900	877,067
Hioki EE Corporation	900	17,766
Hirose Electric Company Limited	5,300	757,539
Hitachi High Technologies Corporation	12,500	354,006
Hitachi Limited	756,000	5,177,456
Hon Hai Precision Industry Company Limited	3,451,629	11,144,444
Horiba Limited	8,200	328,026
Hosiden Corporation	12,200	89,056
Ibiden Company Limited	22,000	412,295
Ingenico SA «	5,380	667,405
Ingram Micro Incorporated Class A †	89,673	2,404,133
Innolux Display Corporation	1,658,666	1,026,770
IPG Photonics Corporation †	18,100	1,716,604
Jabil Circuit Incorporated	114,800	2,820,636
Japan Aviation Electronics Industry Limited	13,000	357,169
Japan Display Incorporated †	62,500	263,365
Keyence Corporation	6,900	3,730,331
Kingboard Chemicals Holdings Limited	140	272
Knowles Corporation «†	49,200	952,020
KOA Corporation	3,700	37,741
Kyocera Corporation	55,500	3,029,549
Kyocera Corporation ADR	60	3,280
Laird Group plc	37,748	222,814
Largan Precision Company Limited	26,244	2,924,265
LG Display Company Limited	36,210	955,689
LG Innotek Company Limited	2,021	173,424
Littelfuse Incorporated	45,951	4,443,462
Mitsumi Electric Company Limited	16,600	117,162
Muramoto Electron (Thailand) PCL	300	2,158
Murata Manufacturing Company Limited	33,100	5,396,435
Nan Ya Printed Circuit Board Corporation †	26,197	44,468
Nichicon Corporation	13,600	115,274
Nippon Chemi-Con Corporation	32,000	102,357
Nippon Electric Glass Company Limited	80,000	426,701
Nippon Signal Company Limited	10,900	119,789
Oki Electric Industry Company Limited	138,000	286,863
Omron Corporation	34,004	1,586,296
Optex Company Limited	30	637
Pan-International Industrial	770	434
Premier Farnell plc	32,868	95,899
Ryosan Company Limited	6,500	168,110
Samsung Electro-Mechanics Company Limited	8,990	447,776
Samsung SDI Company Limited	8,978	992,380
Shimadzu Corporation	44,000	585,650
Silitech Technology Corporation	381	295
Simplo Technology Company Limited	67,000	308,882
Spectris plc	9,963	356,018
Synnex Technology International Corporation	261,462	388,023
Taiyo Yuden Company Limited	21,700	325,723
TDK Corporation	21,000	1,685,211
TE Connectivity Limited	48,995	3,380,655
Tech Data Corporation †	81,600	5,150,592
Teikoky Tsushin Kogyo Company	2,000	3,626
Topcon Corporation	14,800	345,093
Toyo Corporation	3,700	35,326
TPK Holding Company Limited	58,033	385,714
Trimble Navigation Limited †	137,118	3,214,046
Tripod Technology Corporation	120,261	222,945
Truly International	250,000	125,425
Unimicron Technology Corporation	312,402	170,486
Venture Corporation Limited	49,000	283,874
Vishay Intertechnology Incorporated	306,554	3,991,333

55

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Vishay Precision Group †	200	$2,640
WPG Holdings Company Limited	352,227	453,868
Yageo Corporation	124,325	235,745
Yaskawa Electric Corporation	40,000	563,993
Yokogawa Electric Corporation	36,200	429,623
Young Fast Optoelectronics Company Limited †	13,071	6,686
Zebra Technologies Corporation Class A †	98,100	10,755,684
Zhen Ding Technology Holding	78,750	279,665

		139,936,584

Internet Software & Services : 2.29%
Akamai Technologies Incorporated †	89,048	6,791,691
Alibaba Group Holding Limited ADR †	93,014	8,308,010
AOL Incorporated †	169,485	8,475,945
Baidu.com Incorporated ADR †	76,476	15,096,362
Bitauto Holdings Limited ADR †	6,624	401,017
Carsales.com Limited	34,942	279,171
CoStar Group Incorporated †	16,500	3,447,015
Daum Communications Corporation «	2,430	257,197
Dena Company Limited	19,400	414,369
eBay Incorporated †	205,608	12,616,107
Equinix Incorporated	29,098	7,800,301
Facebook Incorporated Class A †	381,176	30,185,327
GMO Internet Incorporated	12,000	140,386
Google Incorporated Class A †	51,842	28,270,479
Google Incorporated Class C †	52,076	27,710,160
Gree Incorporated «	21,300	133,517
HC International Incorporated †	66,000	98,741
Internet Initiative Japan Incorporated	6,600	109,118
J2 Global Incorporated	93,957	6,239,684
Just Eat plc †	34,136	240,363
Kakaku.com Incorporated	27,500	428,735
LinkedIn Corporation Class A †	18,345	3,575,991
Mixi Incorporated «	5,800	248,608
Naver Corporation	4,844	2,661,851
NetEase Incorporated ADR	20,606	2,913,894
Pandora Media Incorporated †	96,788	1,807,032
Qihoo 360 Technology Company Limited ADR †	22,422	1,167,065
Rackspace Hosting Incorporated †	60,904	2,441,641
SINA Corporation †	18,709	762,018
Telecity Group plc	21,802	359,213
Tencent Holdings Limited	1,494,588	30,012,620
Twitter Incorporated †	98,400	3,608,328
United Internet AG	13,768	642,054
VeriSign Incorporated †	53,600	3,386,984
Yahoo Japan Corporation	206,000	922,822
Yahoo! Incorporated †	154,800	6,646,338
Yandex NV Class A †	58,587	1,056,324
Yelp Incorporated «†	31,800	1,523,538
Zillow Group Incorporated Class A «†	21,505	1,965,342

		223,145,358

IT Services : 2.45%
Alliance Data Systems Corporation †	32,028	9,545,305
Amadeus IT Holding SA Class A	39,511	1,798,069
Amdocs Limited	83,896	4,601,696
Atos Origin SA «	4,794	368,725
Broadridge Financial Solutions Incorporated	69,213	3,749,960
CACI International Incorporated Class A †	51,259	4,388,796
Cap Gemini SA	14,926	1,295,393
CGI Group Incorporated Class A †	24,400	1,033,606
Cielo SA	209,846	2,634,358
Cognizant Technology Solutions Corporation Class A †	111,674	7,227,541
Computer Sciences Corporation	76,596	5,254,486
Computershare Limited	80,644	794,134
Convergys Corporation	223,577	5,551,417

56

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value
IT Services (continued)
Corelogic Incorporated †	193,616	$7,547,152
DH Corporation	7,953	261,050
Digital Garage Incorporated	7,000	98,360
DST Systems Incorporated	16,300	1,929,920
DTS Corporation	4,200	90,081
Euronet Worldwide Incorporated †	102,280	6,116,344
Fidelity National Information Services Incorporated	164,700	10,326,690
Fiserv Incorporated †	121,728	9,756,499
FleetCor Technologies Incorporated †	37,417	5,692,622
Fujitsu Limited	305,000	1,712,807
Gartner Incorporated †	39,800	3,481,704
Genpact Limited †	82,000	1,844,180
HCL Technologies Limited	145,250	2,298,733
Henry Jack & Associates Incorporated	44,000	2,863,520
Indra Sistemas SA	6,012	58,238
Infosys Limited ADR «	5,514	175,731
Infosys Technologies Limited	258,064	8,174,931
International Business Machines Corporation	166,846	28,305,424
Iress Market Technology Limited	16,055	132,446
IT Holdings Corporation	15,406	302,373
Itochu Techno-Science Corporation	10,200	241,450
Leidos Holdings Incorporated	35,893	1,525,453
MasterCard Incorporated Class A	176,300	16,265,438
MAXIMUS Incorporated	132,570	8,666,101
NEC Networks & System Integration Corporation	5,800	124,024
Net One Systems Company Limited	17,400	129,818
NeuStar Incorporated Class A «†	28,100	767,692
Nihon Unisys Limited	9,400	89,066
Nomura Research Institute Limited	18,300	704,045
NS Solutions Corporation	2,600	84,317
NTT Data Corporation	20,900	931,209
OBIC Company Limited	10,600	434,710
Otsuka Corporation	8,700	423,382
Paychex Incorporated	38,800	1,917,108
Science Applications International Corporation	83,398	4,420,094
SK C&C Company Limited	3,183	716,588
Sumisho Computer Systems	9,400	255,610
Tata Consultancy Services Limited	128,337	5,245,307
Tech Mahindra Limited	123,108	1,068,656
Teradata Corporation †	74,001	2,881,599
TietoEnator Oyj	8,394	192,127
TKC AS	2,200	53,708
Total System Services Incorporated	90,450	3,726,540
Transcosmos Incorporated	4,400	103,765
Visa Incorporated Class A	351,744	24,157,778
Western Union Company	292,548	6,421,429
WEX Incorporated †	78,065	8,851,790
Wipro Limited	133,741	1,176,244
Wipro Limited ADR «	13,142	158,624
Wirecard AG	9,255	383,517
Xerox Corporation	604,384	6,902,065

		238,431,545

Semiconductors & Semiconductor Equipment : 2.89%
Advanced Micro Devices Incorporated «†	1,416,886	3,230,500
Advanced Semiconductor Engineering Incorporated	1,587,821	2,276,223
Advantest Corporation	33,400	399,621
Aixtron AG «†	8,010	60,764
Altera Corporation	145,200	7,093,020
Analog Devices Incorporated	172,300	11,709,508
Applied Materials Incorporated	147,259	2,964,324
ARM Holdings plc	132,795	2,344,233
ASM International NV	4,894	239,567
ASM Pacific Technology	46,000	477,878
ASML Holdings NV	43,275	4,836,069
Atmel Corporation	239,800	2,127,026
Avago Technologies Limited	125,870	18,637,571

57

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Cavium Incorporated †	108,985	$7,669,274
Chipbond Technology Corporation	155,000	359,561
Cree Incorporated «†	63,163	1,912,576
CSR plc	15,839	213,760
Cypress Semiconductor Corporation	688,786	9,457,032
Disco Corporation	5,400	504,693
Elan Microelectronics Corporation	82,000	122,360
Epistar Corporation	213,210	343,853
Everlight Electronics Company Limited	83,210	190,586
Fairchild Semiconductor International Incorporated †	264,682	5,272,465
Faraday Technology Corporation	527	706
First Solar Incorporated †	46,000	2,286,660
Formosa Sumco Technology Corporation	12,600	19,992
GCL-Poly Energy Holdings Limited †	1,990,000	531,272
Gintech Energy Corporation †	8	5
Global PVQ SE †	3,594	55
Global Unichip Corporation	4,386	12,389
Hanergy Thin Film Power Group Limited «(a)	5,441,305	1,523,516
Hermes Microvision Incorporated	13,000	1,027,107
Himax Technologies Incorporated «	29,262	183,180
Infineon Technologies AG	102,520	1,336,535
Inotera Memories Incorporated †	415,888	490,507
Intel Corporation	550,402	18,966,853
King Yuan Electronics Company Limited	341,063	305,027
Kinsus Interconnect Technology Corporation	53,582	162,703
KLA-Tencor Corporation	88,270	5,266,188
Lam Research Corporation	81,500	6,703,375
Linear Technology Corporation	138,600	6,632,010
Macronix International †	849,267	193,135
Marvell Technology Group Limited	257,700	3,605,223
Maxim Integrated Products Incorporated	164,800	5,779,536
Media Tek Incorporated	407,531	5,503,587
Megachips Corporation	3,200	40,994
Microchip Technology Incorporated	109,400	5,374,822
Microsemi Corporation †	205,000	7,459,950
Mimasu Semiconductor Industry Company Limited	600	6,468
Nanya Technology Corporation †	180,688	394,425
Novatek Microelectronics Corporation Limited	119,790	653,726
NVIDIA Corporation	281,700	6,234,021
NXP Semiconductors NV †	24,738	2,776,841
ON Semiconductor Corporation †	257,100	3,409,146
Phison Electronics Corporation	34,000	329,000
Powertech Technology Incorporated	181,914	387,619
PV Crystalox Solar plc †	3,180	510
Qorvo Incorporated †	325,702	26,756,419
Radiant Opto-Electronics Corporation	114,735	420,542
Realtek Semiconductor Corporation	99,440	303,572
REC Solar ASA †	635	8,621
Renesas Electronics Corporation «†	33,400	266,145
Richtek Technology Corporation	29,166	171,995
Rohm Company Limited	15,800	1,121,524
Sanken Electric Company Limited	24,000	174,032
SCREEN Holdings Company Limited	45,000	346,977
Semtech Corporation †	136,300	2,911,368
Seoul Semiconductor Company Limited †	9,698	156,638
Shindengen Electric Manufacturing Company Limited	9,000	49,817
Shinkawa Limited †	2,200	16,467
Shinko Electric Industries	12,800	104,265
Silicon Laboratories Incorporated †	78,965	4,377,820
Silicon Motion Technology Corporation	12,675	449,456
Siliconware Precision Industries Company	700,471	1,159,350
Sino-American Silicon Products Incorporated	122,000	158,000
SK Hynix Incorporated	91,427	4,215,583
Skyworks Solutions Incorporated	97,300	10,640,728
Solarworld AG †	26	436
STMicroelectronics NV	66,138	563,318
Sumco Corporation	21,800	330,561
SunEdison Incorporated †	139,270	4,173,922
Synaptics Incorporated †	70,100	6,984,764

58

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Company Limited	5,096,298	$24,241,994
Teradyne Incorporated	472,335	9,989,885
Texas Instruments Incorporated	128,267	7,172,691
Tokyo Electron Limited	29,400	1,882,462
Tokyo Seimitsu Company Limited	7,800	181,685
Transcend Information Incorporated	68,130	261,927
ULVAC Incorporated †	9,400	162,075
United Microelectronics Corporation	2,665,301	1,207,040
Vanguard International Semiconductor Corporation	191,000	311,146
VIA Technologies Incorporated †	485	123
Windbond Electronics Corporation †	630,000	201,359
Xinyi Solar Holdings Limited	149	70

		281,514,324

Software : 2.51%
ACI Worldwide Incorporated †	227,200	5,409,632
Activision Blizzard Incorporated	60,389	1,525,426
Ansys Incorporated †	43,445	3,866,605
Aspen Technology Incorporated †	178,309	7,631,625
Asseco Poland SA	17,110	274,290
Autodesk Incorporated †	112,898	6,113,427
AVEVA Group plc	4,997	148,548
CA Incorporated	186,300	5,672,835
Capcom Company Limited	7,500	145,450
Check Point Software Technologies Limited †	13,229	1,120,761
China Mobile Games ADR	293	5,813
Citrix Systems Incorporated †	82,300	5,350,323
Colopl Incorporated «	5,900	122,216
CommVault Systems Incorporated †	87,800	3,900,954
Constellation Software Incorporated	1,591	651,189
Dassault Systemes SA «	12,602	985,048
FactSet Research Systems Incorporated	20,841	3,442,308
Fair Isaac Corporation	63,300	5,552,676
Fidessa Group plc	2,334	79,550
Financial Technologies Limited	3,146	8,017
Fortinet Incorporated †	72,600	2,908,356
Fuji Soft Incorporated	4,700	96,261
Gemalto NV «	6,728	588,489
Guidewire Software Incorporated †	140,512	6,807,806
GungHo Online Entertainment Incorporated «	66,800	245,962
IGG Incorporated	195,000	161,459
Informatica Corporation †	57,038	2,760,639
Intuit Incorporated	50,242	5,232,704
Koei Techmo Holdings Company Limited	8,000	138,388
Konami Corporation	20,000	374,653
Manhattan Associates Incorporated †	150,020	8,228,597
Micro Focus International plc	13,826	279,783
Microsoft Corporation	958,973	44,937,475
NCsoft Corporation	2,292	407,421
NetSuite Incorporated †	18,800	1,756,296
Nexon Company Limited	26,600	358,553
NHN Entertainment Corporation †	4,635	233,789
Nice Systems Limited	6,731	422,655
Nintendo Company Limited	17,900	3,045,949
Nippon System Development Company Limited	8,000	104,870
Open Text Corporation	11,200	477,054
Oracle Corporation (Japan)	5,800	250,945
Oracle Financials Services	4,122	234,349
Playtech plc	18,069	229,218
PTC Incorporated †	232,281	9,586,237
Qlik Technologies Incorporated †	177,700	6,427,409
Red Hat Incorporated †	91,311	7,055,601
Rovi Corporation †	211,089	3,537,852
Salesforce.com Incorporated †	107,968	7,854,672
SAP AG	84,470	6,252,000
ServiceNow Incorporated †	69,251	5,305,319
Software AG	6,805	192,043

59

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Software (continued)
SolarWinds Incorporated †	136,100	$6,457,945
Solera Holdings Incorporated	35,360	1,744,309
Splunk Incorporated †	63,321	4,281,766
Square Enix Company Limited	12,400	271,448
SS&C Technologies Holdings	137,000	8,073,410
Symantec Corporation	82,300	2,026,638
Tableau Software Incorporated Class A †	20,500	2,320,805
Take-Two Interactive Software Incorporated †	179,740	4,919,484
Temenos Group AG	5,073	185,140
The Sage Group plc	119,600	1,039,199
TiVo Incorporated †	233,067	2,454,196
Trend Micro Incorporated	17,600	619,683
Tyler Technologies Incorporated †	67,524	8,202,816
Ubisoft Entertainment SA †	8,390	151,490
Ultimate Software Group Incorporated †	57,585	9,316,677
V1 Group Limited †	1,400	161
Verint Systems Incorporated †	122,180	7,901,381
VMware Incorporated Class A †	16,511	1,441,741
Workday Incorporated Class A †	49,200	3,882,864
Xero Limited «†	14,012	203,787

		243,994,437

Technology Hardware, Storage & Peripherals : 2.35%
3D Systems Corporation «†	58,900	1,288,143
Acer Incorporated †	679,311	406,130
Advantech Company Limited	67,836	547,011
Apple Incorporated	1,062,643	138,441,130
Asustek Computer Incorporated	185,601	1,826,198
Blackberry Limited †	42,015	412,515
Brother Industries Limited	44,000	691,294
Canon Incorporated	177,300	6,131,182
Canon Incorporated ADR	7	242
Catcher Technology Company Limited	156,614	1,836,935
Chicony Electronics Company Limited	115,960	324,158
Clevo Company	125,978	163,562
Compal Electronic Incorporated	929,754	769,418
Diebold Incorporated	137,536	4,700,980
Eizo Nanao Corporation	3,500	82,343
Electronics For Imaging Incorporated †	90,700	3,920,961
Foxconn Technology Company Limited	271,788	956,345
FUJIFILM Holdings Corporation	76,600	2,934,024
Gigabyte Technology Company Limited	100,000	112,078
Hewlett-Packard Company	214,104	7,151,074
HTC Corporation †	165,691	556,028
Inventec Company Limited	871,583	624,730
Jess Link Products Company Limited	143	171
Konica Minolta Holdings Incorporated	83,000	1,048,576
Lenovo Group Limited	1,664,000	2,639,686
Lexmark International Incorporated Class A	137,700	6,331,446
Lite-On Technology Corporation	530,525	681,025
Logitech International SA	18,355	295,875
Micro-Star International Company Limited	218	248
Mitac Holdings Corporation	183,065	172,967
NEC Corporation	431,149	1,417,305
Neopost SA	3,201	152,070
NetApp Incorporated	161,026	5,378,268
Pegatron Corporation	375,150	1,119,595
Qisda Corporation †	171,392	76,223
Quanta Computer Incorporated	713,766	1,811,565
Ricoh Company Limited	121,965	1,277,481
Riso Kagaku Corporation	7,400	146,730
Ritek Corporation †	159	16
Samsung Electronics Company Limited	19,400	22,879,134
SanDisk Corporation	37,200	2,543,736
Seagate Technology plc	40,007	2,225,989
Seiko Epson Corporation	50,400	933,566
Stratasys Limited «†	3,967	141,067
Toshiba TEC Corporation	25,000	133,143

60

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Wacom Company Limited	32,000	$124,530
Western Digital Corporation	26,600	2,589,776
Wincor Nixdorf AG	2,644	98,617
Wistron Corporation	533,012	437,621

		228,532,907

Materials : 4.89%

Chemicals : 2.38%
Adeka Corporation	19,600	272,251
Agrium Incorporated	14,300	1,485,540
Air Liquide SA	32,542	4,192,405
Air Water Incorporated	30,000	539,983
Airgas Incorporated	35,805	3,649,962
Akzo Nobel NV «	24,499	1,866,018
Alent plc	22,841	132,484
Alexandria Mineral Oils Company	1,424	8,671
Arkema SA	6,773	503,085
Asahi Kasei Corporation	211,000	1,877,690
Asahi Organic Chemicals Industry Company Limited	3,000	6,478
Asian Paints Limited	59,910	738,296
Axiall Corporation	40,000	1,508,400
BASF SE	83,164	7,690,746
Batu Kawan Bhd	35,500	175,273
Cabot Corporation	144,207	5,980,264
Castrol India Limited	27,072	204,292
Celanese Corporation Series A	90,200	6,210,270
China Petrochemical Development Corporation †	458,261	160,503
China Steel Chemical Corporation	35,000	168,198
Christian Hansen Holding AS	8,826	430,857
Chugoku Marine Paints Limited	12,000	94,074
Ciech SA	645	9,392
Clariant AG	25,999	556,578
Croda International plc	12,671	566,466
Cytec Industries Incorporated	144,110	8,717,214
Daicel Chemical Industries Limited	64,000	834,839
Dainichiseika Color & Chemicals Manufacturing Company Limited	15,000	79,523
Dainippon Ink & Chemicals Incorporated	166,000	477,477
Daiso Company Limited	20,000	68,001
DC Chemical Company Limited «	2,946	251,470
Denki Kagaku Kogyo Kabushiki Kaisha	92,000	418,064
DuluxGroup Limited	61,858	277,613
E.I. du Pont de Nemours & Company	109,999	7,811,029
Ecolab Incorporated	47,638	5,461,697
EMS-Chemie Holdings AG	754	321,103
Essentra plc	22,982	351,257
Eternal Chemical Company Limited	145,041	155,943
FMC Corporation	70,226	4,014,820
Formosa Chemicals & Fibre Corporation	869,495	2,127,491
Formosa Plastics Corporation	1,253,709	3,075,760
Frutarom Industries Limited	1,818	71,407
Fufeng Group Limited	200	164
Fujimori Kogyo Company Limited	3,100	97,410
Givaudan SA	717	1,313,693
Hanwha Chem Corporation	19,613	337,133
Hanwha Corporation (Korea)	11,460	446,715
Hitachi Chemical Company Limited	19,400	384,983
Huntsman Corporation	123,800	2,778,072
Hyosung Corporation	5,120	531,288
Incitec Pivot Limited	257,947	786,881
Indorama Ventures PCL	398,233	301,871
International Flavors & Fragrances Incorporated	39,200	4,666,368
Ishihara Sangyo Kaisha Limited †	110,000	113,443
Israel Chemicals Limited	39,013	279,046
Johnson Matthey plc	19,624	1,049,466
JSR Corporation	32,000	584,232
K&S AG	16,172	526,990

61

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Chemicals (continued)
Kaneka Corporation	60,000	$439,431
Kansai Paint Company Limited	44,000	761,487
Kemira Oyj	9,572	112,804
Kolon Industries Incorporated	3,691	222,143
Koninklijke DSM NV «	19,247	1,141,294
Korea Kumho Petrochemical Company	2,618	185,912
Kuraray Company Limited	57,100	751,273
Kureha Corporation	28,000	114,829
LANXESS AG	8,492	471,281
LG Chem Limited	7,139	1,607,201
Linde AG	17,717	3,402,333
Lintec Corporation	9,300	213,477
Lotte Chemical Corporation	3,390	721,895
LyondellBasell Industries NV Class A	49,300	4,984,230
Methanex Corporation «	12,000	666,002
Mexichem SAB de CV	177,979	539,870
Minerals Technologies Incorporated	70,484	4,744,278
Mitsubishi Chemical Holdings Corporation	247,000	1,558,837
Mitsubishi Gas Chemical Company Incorporated	85,000	494,461
Mitsui Chemicals Incorporated	162,000	529,928
Monsanto Company	89,208	10,435,552
Nan Ya Plastics Corporation	1,369,125	3,238,474
NewMarket Corporation	5,778	2,660,249
Nihon Nohyaku Company Limited	10,000	95,073
Nihon Parkerizing Company Limited	19,000	207,888
Nippon Chemical Industrial Company Limited	4,000	8,412
Nippon Kayaku Company Limited	35,000	391,693
Nippon Paint Company Limited	37,000	1,150,707
Nippon Shokubai Company Limited	32,000	443,460
Nippon Soda Company Limited	28,000	168,521
Nippon Synthetic Chemical Industry Company Limited	7,000	51,154
Nippon Valqua Industries Limited	4,000	10,345
Nissan Chemical Industries Limited	26,100	569,042
Nitto Denko Corporation	27,300	2,124,348
NOF Corporation	39,000	301,656
Novozymes AS Class B	23,343	1,122,691
Nufarm Limited	41,407	245,347
Nuplex Industries Limited	34,891	100,251
OCI Materials Company Limited	682	70,523
Okamoto Industries Incorporated	14,000	53,241
Olin Corporation	176,648	5,165,188
Orica Limited «	58,314	975,943
Oriental Union Chemical Corporation	186,626	158,091
Petkim Petrokimya Holding SA	82,074	114,366
Petronas Chemicals Group Bhd	416,600	711,379
PolyOne Corporation	179,400	6,976,866
Potash Corporation of Saskatchewan	82,800	2,605,976
PPG Industries Incorporated	24,700	5,653,583
Praxair Incorporated	53,602	6,585,542
PTT Global Chemical PCL	356,623	697,026
RPM International Incorporated	77,818	3,893,235
Sakai Chemical Industry Company Limited	33,000	109,012
Samsung Fine Chemicals Company	4,271	158,007
Sanyo Chemical Industries Limited	13,000	95,315
Scotts Miracle-Gro Company Class A	89,492	5,482,280
Sensient Technologies Corporation	108,386	7,337,732
Shikoku Chemicals Corporation	9,000	78,822
Shin-Etsu Chemical Company Limited	62,800	3,844,454
Showa Denko KK	267,000	374,314
Sidi Kerir Petrochemcials Company	9,866	17,909
Sigma-Aldrich Corporation	57,829	8,055,580
Sika AG	92	316,080
SK Chemicals Company Limited	3,812	281,020
SKC Company Limited	4,380	154,333
Solvay SA	6,042	836,127
Stella Chemifa Corporation	600	6,488
Sumitomo Bakelite Company Limited	36,000	168,231
Sumitomo Chemical Company Limited	269,000	1,571,325
Symrise AG	9,598	610,984

62

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value
Chemicals (continued)
Syngenta AG	8,855	$4,008,940
Synthos SA †	150,781	191,762
T. Hasegawa Company Limited	4,600	66,231
Taekwang Industrial Company Limited	176	195,811
Taiwan Fertilizer Company Limited	147,000	255,273
Taiyo Holdings Company Limited	3,100	128,631
Taiyo Nippon Sanso Corporation	36,000	444,072
Takasago International Corporation	13,000	60,017
Teijin Limited	177,000	660,283
Tenma Corporation	1,000	16,976
Tessenderlo Chemie NV Strip VVP †(a)	124	0
The Dow Chemical Company	124,144	6,464,178
The Israel Corporation Limited	200	71,320
The Mosaic Company	38,900	1,783,565
The Sherwin-Williams Company	14,500	4,178,610
The Valspar Corporation	35,600	2,971,176
Toagosei Company Limited	51,000	219,836
Tokai Carbon Company Limited	40,000	121,500
Tokuyama Corporation †	66,000	141,981
Tokyo Ohka Kogyo Company Limited	9,000	273,738
Toray Industries Incorporated	258,000	2,152,512
Tosoh Corporation	95,000	569,472
Toyo Ink Manufacturing Company Limited	45,000	206,301
Toyobo Company Limited	171,000	274,173
TSRC Corporation	179,371	197,528
UBE Industries Limited Japan	191,000	338,557
Umicore SA	12,219	600,215
Uralkali Sponsored GDR	67,000	894,229
USI Corporation	140,300	66,052
Victrex plc	9,279	295,979
W.R. Grace & Company †	35,435	3,470,150
Wacker Chemie AG	1,172	127,215
Westlake Chemical Corporation	18,200	1,283,282
Yara International ASA	16,864	851,094
Yushiro Chemical Industry Company Limited	600	7,648
Zeon Corporation	32,000	300,109

		231,775,856

Construction Materials : 0.43%
Adelaide Brighton Limited	81,546	289,909
Ambuja Cements Limited	128,437	477,821
Anhui Conch Cement Company Limited H Shares	341,000	1,429,327
Asia Cement Corporation	545,058	690,801
Associated Cement Companies Limited	9,386	222,267
Boral Limited	121,372	580,896
Brickworks Limited	11,048	125,603
Buzzi Unicem SpA	3,462	52,966
Cemex SAB de CV †	3,576,203	3,341,899
China National Building Material Company Limited H Shares	786,000	838,343
China Resources Cement Holdings Limited	336,369	206,932
CRH plc	73,433	2,058,225
CSR Limited	85,052	273,762
Eagle Materials Incorporated	101,200	8,448,176
Fletcher Building Limited - Australia Exchange	8,657	53,678
Fletcher Building Limited - New Zealand Exchange	120,402	748,272
Goldsun Development & Construction Company Limited †	424,675	138,362
Grasim Industries Limited	1,616	92,119
Heidelbergcement AG	13,467	1,092,449
Holcim Limited	21,927	1,729,943
Imerys SA	3,080	230,535
Italcementi SpA	2,260	15,389
Italmobiliare SpA	261	4,873
James Hardie Industries NV	75,959	1,025,595
Lafarge Malayan Cement Bhd	55,470	143,744
Lafarge SA	17,831	1,258,846
Martin Marietta Materials Incorporated	31,617	4,711,249
PT Indocement Tunggal Prakarsa Tbk	408,500	691,954

63

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Construction Materials (continued)
PT Semen Gresik Persero Tbk	663,500	$674,839
RHI AG «	2,303	62,349
SA Des Ciments Vicat	887	62,446
Shree Cement Limited	2,671	474,100
Siam City Cement PCL	10,000	116,825
Suez Cement Company	4,510	21,273
Sumitomo Osaka Cement Company Limited	74,000	265,915
Taiheiyo Cement Corporation	196,000	574,822
Taiwan Cement Corporation	832,746	1,131,382
TCC International Holdings Limited	121,000	45,880
The Siam Cement PCL - Bangkok Exchange	49,400	772,426
The Siam Cement PCL - Non-voting	18,000	282,521
Titan Cement Company SA	5,264	121,237
Ultra Tech Cement Limited	13,699	638,187
Ultratech Cement Limited GDR	1,352	62,985
Vulcan Materials Company	64,800	5,827,464

		42,108,586

Containers & Packaging : 0.40%
Amcor Limited	200,297	2,220,487
AptarGroup Incorporated	125,582	8,008,364
Avery Dennison Corporation	54,000	3,343,140
Bemis Company Incorporated	57,614	2,646,787
Cascades Incorporated	2,512	15,634
CCL Industries Incorporated Class B	1,924	223,605
DS Smith plc	99,241	538,615
FP Corporation	6,600	245,675
Fuji Seal International Incorporated	4,300	121,085
Greif Incorporated Class A	81,920	3,128,525
Huhtamaki Oyj	10,786	363,325
La Seda De Barcelona SA †(a)	482	0
Mayr-Melnhof Karton AG	610	69,475
MeadWestvaco Corporation	98,400	4,973,136
Nampak Limited	117,445	345,911
Nihon Yamamura Glass Company Limited	9,000	14,575
Orora Limited	243,074	408,853
Owens-Illinois Incorporated †	103,100	2,464,090
Qualipak International Holdings Limited †	192,025	14,859
Rengo Company Limited	50,000	221,569
Rexam plc	67,076	573,081
Rock-Tenn Company Class A	71,600	4,664,024
RPC Group plc	23,684	222,260
Smurfit Kappa Group plc	16,584	489,051
Sonoco Products Company	62,339	2,806,502
Toyo Seikan Kaisha Limited	32,700	496,369

		38,618,997

Metals & Mining : 1.44%
Acerinox SA	7,768	118,589
African Minerals Limited «†(a)	22,055	0
African Rainbow Minerals Limited	22,497	181,165
Agnico-Eagle Mines Limited	19,266	619,995
Aichi Steel Corporation	18,000	86,726
Alacer Gold Corporation †	17,005	38,697
Alamos Gold Incorporated	9,312	60,952
Alcoa Incorporated	163,400	2,042,500
Alkane Resources Limited †	26,657	6,420
Allegheny Technologies Incorporated	57,000	1,852,500
Alumina Limited	454,301	614,784
Anglo American Platinum Limited †	11,072	263,427
Anglo American plc	133,132	2,087,694
Anglogold Ashanti Limited †	103,958	1,007,074
Antofagasta plc	33,519	382,179
ArcelorMittal	92,503	985,278
Arrium Limited	448,166	59,963
Asahi Holdings Incorporated	8,000	143,286

64

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value
Metals & Mining (continued)
Assore Limited «	7,325	$67,317
Atlas Iron Limited (a)	169,597	15,690
AuRico Gold Incorporated	30,195	100,035
B2Gold Corporation †	55,517	94,195
Barrick Gold Corporation - Toronto Exchange	107,200	1,268,884
Beadell Resources Limited	130,759	20,994
Bekaert SA	3,186	92,518
BHP Billiton Limited	525,142	11,880,305
BHP Billiton plc	191,237	4,032,094
BlueScope Steel Limited	113,681	305,071
Boliden AB	25,134	538,849
Carpenter Technology Corporation	105,900	4,324,956
Centerra Gold Incorporated	13,776	85,075
China Daye Non-Ferrous Metal Mining Limited †	660,000	30,218
China Metal Recycling Holdings Limited †(a)	68,664	0
China Rare Earth Holdings Limited †	43	9
China Steel Corporation	3,181,348	2,632,725
Chubu Steel Plate Company Limited	2,600	10,977
Chung Hung Steel Corporation †	954	195
Cia Siderurgica Nacional SA	168,978	326,681
Cia Vale do Rio Doce	403,946	2,541,856
Cliffs Natural Resources Incorporated «	98,816	524,713
Commercial Metals Company	266,605	4,284,342
Compania de Minas Buenaventura SA ADR	54,841	614,219
Compass Minerals International Incorporated	68,909	5,937,199
Daido Steel Company Limited	74,000	358,925
Delong Holdings Limited †	7,000	1,064
Detour Gold Corporation †	15,148	161,882
Dominion Diamond Corporation	10,250	191,878
Dongkuk Steel Mill Company Limited †	6,732	33,166
Dowa Mining Company Limited	49,000	440,591
Eastern Platinum Limited †	3,200	5,095
El Ezz Aldekhela Steel Alexandria	164	9,969
El Ezz Steel Company †	15,612	23,858
Eldorado Gold Corporation	67,207	323,713
Energy Fuels Incorporated †	1,133	5,047
Eramet †	866	69,461
Eregli Demir Ve Celik Fabrikalari Tas	398,233	640,176
Feng Hsin Iron & Steel Company	115,690	151,713
First Majestic Silver Corporation †	10,800	53,409
First Quantum Minerals Limited	56,722	733,427
Fortescue Metals Group Limited «	312,131	577,508
Fosun International «	246,500	635,194
Franco-Nevada Corporation	13,507	694,683
Freeport-McMoRan Incorporated	135,100	2,654,715
Fresnillo plc	15,690	182,133
G J Steel PCL †	541,830	6,443
G-Resources Group Limited †	6,447,000	249,444
Gerdau SA	32,565	73,688
Gindalbie Metals Limited †	94,123	1,871
Glencore International plc	1,001,463	4,407,466
Gold Fields Limited	165,151	574,811
Goldcorp Incorporated	77,180	1,370,324
Golden Star Resources Limited †	13,559	4,743
Grupo Mexico SAB de CV	1,002,356	3,108,176
Hindalco Industries Limited	159,435	322,658
Hindalco Industries Limited GDR 144A	47,917	96,974
Hindustan Zinc Limited	43,032	114,004
Hitachi Metals Limited	32,000	532,925
Hudbay Minerals Incorporated	14,987	134,010
Hyundai Hysco Company Limited	2,309	131,258
Hyundai Steel Company	11,260	757,948
IAMGOLD Corporation †	35,249	71,711
Iluka Resources Limited	79,595	547,689
Impala Platinum Holdings Limited †	122,990	620,786
Independence Group NL	42,669	158,220
Industrias Penoles SAB de CV	28,068	496,566
JFE Holdings Incorporated	94,592	2,314,214

65

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Metals & Mining (continued)
Jiangxi Copper Company Limited H Shares	314,000	$622,845
Jindal Steel & Power Limited	77,705	145,576
JSW Steel Limited	25,023	359,009
KGHM Polska Miedz SA	30,789	947,670
Kinross Gold Corporation †	113,307	267,870
Kobe Steel Limited	556,000	1,043,774
Korea Zinc Company Limited	2,063	934,470
Koza Altin Isletmeleri AS	13,742	138,326
Kumba Iron Ore Limited	16,043	204,752
Kurimoto Limited	22,000	44,136
Kyoei Steel Limited	5,200	94,016
Labrador Iron Ore Royalty Company	2,785	36,817
Lonmin plc «†	70,122	151,116
Lundin Mining Corporation †	45,155	204,425
Lynas Corporation Limited «†	320,009	10,521
Major Drilling Group International	4,509	23,459
Maruichi Steel Tube Limited	15,900	421,472
Medusa Mining Limited †	33,903	24,754
Mercator Minerals Limited †(a)	33,385	0
Midas Holdings Limited	65,000	16,876
Mincor Resources NL	16,028	7,781
Mineral Deposit Limited †	6,406	4,285
Mining & Metallurgical Company Norilsk Nickell	187,999	3,311,602
Mitsubishi Materials Corporation	213,000	846,062
Mitsubishi Steel Manufacturing Company Limited	27,000	61,129
Mitsui Mining & Smelting Company Limited	112,000	305,910
Mongolian Mining Corporation †	408,750	21,614
Mytilineos Holdings SA †	1,209	7,861
Nakayama Steel Works Limited †	14,000	10,603
Neturen Company Limited	6,900	50,201
Nevsun Resources Limited	18,400	76,346
New Gold Incorporated †	45,386	147,442
Newcrest Mining Limited †	120,892	1,306,007
Newmont Mining Corporation	289,764	7,893,171
Nippon Denko Company Limited	10,000	23,607
Nippon Light Metal Holdings Company Limited	103,200	182,096
Nippon Steel Corporation	1,486,000	4,093,489
Nisshin Steel Holdings Company Limited	17,264	224,363
Nittetsu Mining Company Limited	12,000	52,886
NMDC Limited	207,319	418,915
Norddeutsche Affinerie AG	3,804	236,137
Norsk Hydro ASA	97,893	459,658
Northern Dynasty Minerals †	2,200	814
NovaCopper Incorporated †	2,136	1,374
NovaGold Resources Incorporated †	12,820	52,266
Novolipet Steel GDR Register Shares	18,613	262,443
Nucor Corporation	38,100	1,802,130
Nyrstar Strip VVPR †(a)	3,073	0
Om Holdings Limited †	28,126	6,344
OSAKA Titanium Technologies Company	3,700	97,035
Osisko Gold Royalties Limited	3,915	56,761
Outokumpu Oyj †	8,348	45,421
OZ Minerals Limited	56,980	205,187
Pacific Metals Company Limited †	27,000	88,974
Pan American Silver Corporation	16,145	152,934
Petropavlovsk plc †	9,120	843
Philex Mining Corporation	24	3
Pilot Gold Incorporated †	4,936	2,818
Polyus Gold International Limited	110,465	311,500
POSCO	12,853	2,829,806
PT Aneka Tambang Tbk †	74	4
PT International Nickel Indonesia Tbk	380,928	89,874
Randgold Resources Limited	8,688	628,748
Real Gold Mining Limited †(a)	41,000	0
Regis Resources Limited †	88,984	80,279
Reliance Steel & Aluminum Company	48,000	3,062,400
Resolute Mining Limited †	139,174	35,646
Rio Tinto Limited	71,120	3,164,613
Rio Tinto plc	117,359	5,122,850

66

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value
Metals & Mining (continued)
Royal Gold Incorporated	33,285	$2,155,869
Salzgitter AG	2,771	100,493
Sandfire Resources NL	24,651	100,643
Sanyo Special Steel Company Limited	26,000	123,386
Semafo Incorporated †	21,405	63,513
Sherritt International Corporation	27,940	53,696
Silver Standard Resources Incorporated †	5,023	31,222
Silver Wheaton Corporation	32,641	623,371
Sims Group Limited	28,188	249,993
Sociedad Minera Cerro Verde SA †	3,244	78,505
South32 Limited - Athens Exchange †	525,142	879,279
South32 Limited - London Exchange †	191,237	315,670
Southern Copper Corporation «	55,608	1,669,352
SSAB Svenskt Stal AB Class A «†	20,546	116,122
SSAB Svenskt Stal AB Class B †	4,150	20,150
St. Barbara Limited †	67,401	24,220
Steel Authority of India Limited	105,948	109,322
Steel Dynamics Incorporated	142,500	3,107,925
Straits Resources Limited †	76,749	704
Sumitomo Metal Mining Company Limited	90,000	1,394,070
Talvivaara Mining Company plc «†(a)	152,775	0
Tata Steel Limited	48,920	251,623
Teck Resources Limited Class B	45,708	531,839
Teranga Gold Corporation †	13,496	8,203
Thyssenkrupp AG	36,326	962,312
TimkenSteel Corporation	25,600	761,600
Toho Titanium Company Limited †	7,700	86,607
Toho Zinc Company Limited	26,000	95,315
Tokyo Steel Manufacturing Company Limited	16,100	125,567
Ton Yi Industrial Corporation	243,350	164,913
Topy Industries Limited	36,000	96,298
Trans Hex Group Limited	3,465	970
Tung Ho Steel Enterprise Corporation	217,962	164,396
Turquoise Hill Resources Limited †	57,728	253,454
Tycoons Worldwide Group PCL †	54,500	6,254
UACJ Corporation	44,000	116,279
United States Steel Corporation «	76,400	1,864,160
Vedanta Limited	301,698	928,011
Vedanta Resources plc	10,041	90,085
Viohalco SA †	1,430	3,879
Voestalpine AG	9,874	410,686
Worthington Industries Incorporated	104,419	2,841,241
Yamana Gold Incorporated	78,246	281,248
Yamato Kogyo Company Limited	10,800	260,613
Yieh Phui Enterprise	474,022	140,540
Yodogawa Steel Works Limited	31,000	140,869
Young Poong Corporation	239	296,526
Zhidao International Holding †	102,000	18,417

		139,977,408

Paper & Forest Products : 0.24%
Canfor Corporation †	8,208	169,427
China Sandi Holdings Limited †	181,900	19,003
Chuetsu Pulp & Paper Company Limited	4,000	8,122
Compania Manufacturera De Papeles y Cartones SA	308,967	913,216
Daio Paper Corporation	22,000	229,545
Domtar Corporation	136,700	5,908,174
Fibria Celulose SA †	50,315	690,700
Hokuetsu Paper Mills Limited	29,500	162,337
Holmen AB Class B	6,246	187,091
International Paper Company	54,900	2,845,467
Kapstone Paper & Packaging Corporation	172,500	4,648,875
Mitsubishi Paper Mills Limited †	65,000	51,323
Mondi plc	33,273	750,612
Munksjo Oyj	989	11,308
Nippon Paper Industries Company Limited	22,300	395,279
OJI Paper Company Limited	161,000	717,343

67

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Paper & Forest Products (continued)
Resolute Forest Products Incorporated †	213,409	$2,550,238
Stella-Jones Incorporated	9,800	352,488
Stora Enso Oyj	69,844	730,660
Tokushu Tokai Holdings Company Limited	24,000	55,884
UPM-Kymmene Oyj	55,974	1,003,907
West Fraser Timber Company Limited	6,150	339,150
Yuen Foong Yu Paper Manufacturing Company Limited	433,565	168,804

		22,908,953

Telecommunication Services : 2.34%

Diversified Telecommunication Services : 1.21%
AT&T Incorporated	603,832	20,856,357
BCE Incorporated «	28,401	1,244,656
Belgacom SA «	15,466	537,192
Bezeq Israeli Telecommunication Corporation Limited	178,458	298,821
BT Group plc	792,428	5,410,193
Cable & Wireless Communication plc	241,619	249,456
CenturyLink Incorporated	69,260	2,302,202
China Telecom Corporation Limited H Shares	3,640,000	2,474,035
China Unicom Limited	1,183,688	1,996,819
Chorus Limited †	60,850	136,849
Chunghwa Telecom Company Limited	985,602	3,114,827
Citic 1616 Holdings Limited	481	249
Colt Telecom Group SA †	85,344	195,399
Deutsche Telekom AG	279,410	4,801,075
Elisa Oyj	17,138	526,094
Frontier Communications Corporation	577,541	2,974,336
Hellenic Telecommunications Organization SA †	66,898	593,671
Hong Kong Telecommunications Trust & Hong Kong Trust Limited	425,364	537,078
Hutchison Telecommunications Hong Kong Holdings Limited	196,000	84,177
Iliad SA	1,823	413,154
Inmarsat plc	40,614	616,399
KT Corporation †	20,261	529,263
Level 3 Communications Incorporated †	146,228	8,112,729
LG Telecom Limited	33,879	284,911
Mahanagar Telephone Nigam Limited †	8,074	2,155
Manitoba Telecom Services Incorporated	5,945	133,088
Nippon Telegraph & Telephone Corporation	58,700	4,099,990
Ooredoo QSC	33,164	805,478
Orange Polska SA	132,850	368,441
Orange SA	201,914	3,184,505
PCCW Limited	819,477	512,593
Portugal Telecom SGPS SA «	69,503	38,473
PT Telekomunikasi Indonesia Persero Tbk	13,484,084	2,900,954
PT Xl Axiata Tbk	521,500	169,180
Rostelecom Sponsored ADR	8,973	82,859
Royal KPN NV	274,617	996,526
Singapore Telecommunications Limited	1,333,100	4,084,046
Spark New Zealand Limited	198,250	388,893
Swisscom AG	2,129	1,233,431
Taicom PCL	188,600	206,036
TalkTalk Telecom Group plc «	57,843	353,629
TDC AS	45,035	336,797
Telecom Egypt Company	36,313	41,215
Telecom Italia SpA †	885,010	1,084,759
Telecom Italia SpA RSP †	592,709	585,875
Telecom Malaysia Bhd	415,671	825,446
Telefonica Brasil SA	8,717	104,507
Telefonica SA	400,798	5,669,730
Telenor ASA	70,077	1,588,878
TeliaSonera AB	206,312	1,215,877
Telstra Corporation Limited	677,674	3,222,679
Telus Corporation	19,486	663,427
Tiscali SpA †	588	41
True Corporation PCL †	679,867	232,416
TT&T PCL †(a)	270,800	0
Turk Telekomunikasyon AS	117,421	306,513

68

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value
Diversified Telecommunication Services (continued)
Verizon Communications Incorporated	483,997	$23,928,812
Windstream Holdings Incorporated «	62,301	506,819

		118,164,010

Wireless Telecommunication Services : 1.13%
Advanced Info Service PCL - Foreign Register	299,600	2,084,019
America Movil SAB de CV Class L	11,121,836	11,685,984
Axiata Group Bhd	889,150	1,595,910
Bharti Airtel Limited	381,954	2,545,313
Bharti Infratel Limited	118,676	889,797
Cellcom Israel Limited †	6,225	25,625
China Mobile Limited	1,541,000	20,291,875
Digi.com Bhd	598,500	915,872
Empresa Nacional de Telecomunicaciones SA	22,604	268,823
Far Eastone Telecommunications Company Limited	361,722	859,138
Freenet AG	9,566	314,612
Global Telecom Holding †	313,006	115,684
Globe Telecom Incorporated	8,330	476,427
Idea Cellular Limited	292,014	791,918
Intouch Holding PCL	282,100	649,903
Intouch Holdings PCL Class F	137,100	315,852
KDDI Corporation	294,000	6,658,615
M1 Limited	94,400	225,479
Maxis Bhd	514,200	966,404
MegaFon OAO	22,517	345,636
Millicom International Cellular SA	6,159	494,078
Mobile Telesystems ADR	144,012	1,506,366
MTN Group Limited	426,781	7,563,087
NTT DOCOMO Incorporated	218,400	3,934,596
Okinawa Cellular Telephone Company	2,400	67,292
Orascom Telecom Media & Technology Holding SAE †	313,006	41,843
Partner Communications Company Limited †	5,768	13,787
Philippine Long Distance Telephone Company	18,020	1,123,598
PT Indonesian Satellite Corporation Tbk †	241,500	68,301
Reliance Communications Limited †	99,697	106,228
Reliance Communications Limited GDR †144A	32,828	34,978
Rogers Communications Incorporated Class B «	35,000	1,204,286
SBA Communications Corporation Class A †	66,698	7,457,503
Sistema JSFC Sponsored GDR - London Exchange	46,976	357,018
SK Telecom Company Limited	6,460	1,436,851
SmarTone Telecommunications Holding Limited	52,289	89,962
SoftBank Corporation	152,045	9,122,823
Sprint Corporation «†	113,174	526,259
StarHub Limited	109,000	325,035
Taiwan Mobile Company Limited	434,202	1,527,834
Tata Teleservices Maharashtra Limited †	30,393	3,379
Tele2 AB Class B	29,579	347,601
Telephone & Data Systems Incorporated	210,709	6,255,950
Tim Participacoes SA	177,415	524,511
Total Access Communication PCL	111,100	290,630
Total Access Group Incorporated	81,100	209,139
Turkcell Iletisim Hizmetleri AS	179,299	781,186
VimpelCom Limited ADR	49,963	310,270
Vodacom Group Proprietary Limited «	138,113	1,519,559
Vodafone Group plc	2,508,570	9,790,370
Vodafone Qatar	126,716	543,113

		109,600,319

Utilities : 3.89%

Electric Utilities : 1.70%
Acciona SA †	2,541	194,824
ALLETE Incorporated	95,932	4,830,176
American Electric Power Company Incorporated	59,080	3,325,613
AusNet Services	335,360	391,009

69

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Electric Utilities (continued)
CEZ AS	37,756	$940,248
Cheung Kong Infrastructure Holdings Limited	104,000	858,434
Chubu Electric Power Company Incorporated	118,800	1,797,578
Cleco Corporation	139,096	7,545,958
CLP Holdings Limited	370,000	3,235,379
Companhia Energetica de Minas Gerais	22,649	100,582
Contact Energy Limited	63,825	278,476
CPFL Energia SA	157,165	953,952
Duke Energy Corporation	83,054	6,289,679
Edison International	39,968	2,430,454
El Paso Electric Company	92,100	3,349,677
Electricite de France SA «	26,434	649,747
Emera Incorporated	12,523	415,386
Endesa SA	7,520	140,613
Enea SA	23,564	105,393
Enel SpA	620,103	3,008,919
Energias de Portugal SA	245,535	958,681
Enersis SA	5,359,575	1,824,610
Entergy Corporation	104,846	8,017,574
Eversource Energy	184,019	9,062,936
EVN AG	581	6,560
Exelon Corporation	98,371	3,327,891
FirstEnergy Corporation	244,646	8,728,969
Fortis Incorporated (Canada)	25,374	774,931
Fortum Oyj	40,768	775,512
Great Plains Energy Incorporated	89,846	2,342,285
Hawaiian Electric Industries Incorporated	236,277	7,215,900
Hokkaido Electric Power Company Incorporated †	37,200	377,949
Hokuriku Electric Power Company	36,400	553,413
Iberdrola SA	512,851	3,546,312
IDACORP Incorporated	115,659	6,878,241
Infratil Limited	115,574	270,580
ITC Holdings Corporation	83,136	2,933,869
Kansai Electric Power Company Incorporated †	132,400	1,472,652
Korea Electric Power Corporation	41,924	1,747,700
Kyushu Electric Power Company Incorporated †	76,900	900,259
Manila Electric Company	51,050	321,975
Nextera Energy Incorporated	51,711	5,292,104
OGE Energy Corporation	114,796	3,616,074
Pepco Holdings Incorporated	145,288	3,959,098
Pinnacle West Capital Corporation	63,704	3,880,848
PNM Resources Incorporated	169,037	4,494,694
Polska Grupa Energetyczna SA	151,828	833,629
Portland General Electric Company	167,535	5,857,024
Power Assets Holdings Limited	249,105	2,387,070
Power Grid Corporation of India Limited	426,776	960,252
PPL Corporation	83,366	2,893,634
Public Power Corporation SA †	10,093	50,548
Red Electrica Corporation SA	10,670	897,430
Reliance Energy Limited	32,954	211,218
Romande Energie Holding SA	7	8,193
Scottish & Southern Energy plc	95,550	2,431,543
Shikoku Electric Power Company Incorporated	32,900	488,006
Spark Infrastructure Group	222,795	339,824
Tata Power Company Limited	384,258	448,538
Tauron Polska Energia SA	210,484	267,692
Tenaga Nasional Bhd	816,437	2,975,341
Terna SpA	126,682	603,845
The Chugoku Electric Power Company Incorporated	50,000	758,974
The Okinawa Electric Power Company Incorporated	3,900	100,866
The Southern Company	105,645	4,615,630
Tohoku Electric Power Company Incorporated	81,600	1,145,944
Tokyo Electric Power Company Incorporated †	127,300	727,194
Trustpower Limited	3,817	20,987
UIL Holdings Corporation	130,100	6,594,769
Westar Energy Incorporated	81,313	2,981,748
Xcel Energy Incorporated	66,938	2,279,239

		165,002,852

70

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value
Gas Utilities : 0.62%
AGL Resources Incorporated	68,969	$3,473,969
APA Group	176,480	1,257,527
Atmos Energy Corporation	58,766	3,174,539
Aygaz AS	12,972	48,966
China Gas Holdings Limited	654,000	1,126,881
China Resources Gas Group Limited	210,000	647,308
Enagas SA	21,486	617,916
ENN Energy Holdings Limited	136,000	913,841
Gail India Limited	63,415	386,103
Gas Natural SDG SA	33,541	824,989
Hanjin Heavy Industries & Construction Holdings Company Limited	2,009	15,481
Hong Kong & China Gas Company Limited	1,035,788	2,498,080
Korea Gas Corporation	5,695	267,214
National Fuel Gas Company	45,700	2,936,225
New Jersey Resources Corporation	182,600	5,490,782
ONE Gas Incorporated	107,690	4,773,898
Osaka Gas Company Limited	338,000	1,356,739
Petronas Gas Bhd	91,700	547,799
Piedmont Natural Gas Company «	181,272	6,759,633
PT Perusahaan Gas Negara Persero Tbk	2,360,000	766,500
Questar Corporation	109,503	2,485,718
Rubis SCA «	4,759	322,233
Saibu Gas Company Limited	65,000	147,686
Shizuoka Gas Company Limited	11,500	77,831
Snam SpA	157,963	781,402
Southwest Gas Corporation	99,707	5,430,043
Superior Plus Corporation «	9,992	110,237
Toho Gas Company Limited	93,000	581,461
Tokyo Gas Company Limited	364,000	2,018,035
Towngas China Company Limited	127,000	132,509
UGI Corporation	100,658	3,764,609
WGL Holdings Incorporated	112,111	6,450,867

		60,187,021

Independent Power & Renewable Electricity Producers : 0.28%
Aboitiz Power Corporation	386,100	372,374
Adani Power Limited †	93,197	56,838
AES Corporation	381,300	5,185,680
AES Gener SA	472,711	289,122
Albioma SA	480	9,806
Algonquin Power & Utilities Corporation	41,900	328,839
Capital Power Corporation	7,700	148,910
China Longyuan Power Group Corporation H Shares	771,000	953,601
China Renewable Energy Investment Limited †	15,871	809
China Resources Power Holdings Company	464,600	1,291,280
Colbun SA	1,637,920	489,077
Drax Group plc	35,738	215,975
Dynegy Incorporated †	222,471	7,194,712
EDP Renovaveis SA	9,632	69,323
Electric Power Development Company	27,700	964,138
Electricity Generating PCL	29,800	133,763
Empresa Nacional de Electricidad SA (Chile)	742,709	1,111,062
Enel Green Power SpA	152,321	288,248
Etrion Corporation †	2,567	879
Glow Energy PCL	31,600	84,073
Huaneng Power International Incorporated H Shares	748,000	1,001,366
Infigen Energy †	70,286	16,659
Kenon Holdings Limited †	1,400	28,399
Malakoff Corporation Bhd †	84,800	40,943
Neyveli Lignite Corporation Limited	4,901	5,606
NHPC Limited	186,049	58,699
Northland Power Incorporated «	23,700	319,214
NRG Energy Incorporated	196,289	4,946,483
NTPC Limited	479,483	1,025,164
PNOC Energy Development Corporation	1,562,250	277,165
Ratchaburi Electricity Generating Holding PCL ADR	20,700	35,228
RattanIndia Infrastructure Limited †	128,891	4,339

71

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Independent Power & Renewable Electricity Producers (continued)
Reliance Power Limited †	138,060	$114,246
Tractebel Energia SA	31,629	336,014
Transalta Corporation «	24,700	214,506

		27,612,540

Multi-Utilities : 1.15%
A2A SpA «	134,739	167,814
AGL Energy Limited	109,173	1,354,689
Alliant Energy Corporation	63,918	3,918,173
Ameren Corporation	131,762	5,300,785
ATCO Limited Class I	8,258	288,924
Avista Corporation	135,920	4,349,440
Black Hills Corporation	94,842	4,531,551
Canadian Utilities Limited Class A	11,598	344,415
CenterPoint Energy Incorporated	250,510	5,102,889
Centrica plc	497,567	2,111,096
CMS Energy Corporation	160,221	5,469,945
Consolidated Edison Incorporated	35,115	2,171,512
Dominion Resources Incorporated	68,445	4,826,741
DTE Energy Company	102,981	8,159,185
Duet Group	258,336	503,652
E.ON SE	187,516	2,753,536
GDF Suez	147,526	2,977,261
Hera SpA	43,571	115,041
Integrys Energy Group Incorporated	48,632	3,497,127
Just Energy Group Incorporated «	8,403	45,812
Keppel Infrastructure Trust	52,707	20,917
MDU Resources Group Incorporated	121,303	2,540,085
National Grid plc	359,866	5,137,179
NiSource Incorporated	178,587	8,425,735
Northwestern Corporation	106,217	5,525,408
PG&E Corporation	59,065	3,158,206
Public Service Enterprise Group Incorporated	60,602	2,583,463
RWE AG	45,697	1,067,019
SCANA Corporation	81,857	4,351,518
Sempra Energy	28,079	3,017,650
Suez Environnement Company SA	28,095	541,844
TECO Energy Incorporated	144,064	2,715,606
Vector Limited	28,886	63,529
Vectren Corporation	178,119	7,582,526
Veolia Environnement SA	45,364	942,407
Wisconsin Energy Corporation	122,845	5,930,957
YTL Corporation Bhd	985,009	427,213
YTL Power International Bhd	429,768	185,225

		112,206,075

Water Utilities : 0.14%
Aguas Andinas SA Class A	613,482	351,348
American Water Works Company Incorporated	104,378	5,518,465
Aqua America Incorporated	109,412	2,879,724
Beijing Enterprises Water Group Limited	1,230,000	1,039,059
Companhia de Saneamento Basico do Estado de Sao Paulo SA	77,100	448,861
Guangdong Investment Limited	804,000	1,126,107
Hyflux Limited	81,500	51,689
Pennon Group plc	35,570	464,007
Puncak Niaga Holdings Bhd †	13,700	9,791
Severn Trent plc	25,380	852,234
United Utilities Group plc	65,169	992,059

		13,733,344

Total Common Stocks (Cost $6,493,040,084)		9,239,533,285

72

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Dividend yield	Shares	Value
Preferred Stocks : 0.43%

Consumer Discretionary : 0.07%

Automobiles : 0.06%
Bayerische Motoren Werke AG ±	3.93%	4,593	$388,073
Hyundai Motor Company ±	2.58	4,236	462,491
Hyundai Motor Company ±	2.63	2,744	289,689
Porsche AG ±	2.59	14,496	1,280,363
Volkswagen AG ±	2.27	13,751	3,337,702

			5,758,318

Multiline Retail : 0.01%
Lojas Americanas SA ±	0.69	122,250	620,784

Consumer Staples : 0.03%

Beverages : 0.00%
ITO EN Limited ±	2.64	4,600	71,827

Food & Staples Retailing : 0.01%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ±	1.54	22,278	598,848

Household Products : 0.02%
Henkel AG & Company KGaA ±	1.17	17,027	2,037,447

Energy : 0.06%

Oil, Gas & Consumable Fuels : 0.06%
Petroleo Brasileiro SA †	0.00	1,116,258	4,319,575
Surgutneftegaz SP ADR ±	8.89	269,016	1,963,817

			6,283,392

Financials : 0.17%

Banks : 0.17%
Banco Bradesco SA ±	4.37	689,040	6,100,436
Banco Itau Holding Financeira SA ±	4.72	725,623	7,818,045
Itausa Investimentos Itau SA ±	4.17	1,013,404	2,805,203
Shinkin Central Bank Class A ±	3.12	138	251,283

			16,974,967

Insurance : 0.00%
Unipol Gruppo Finanziario SpA ±	3.94	185	1,013

Health Care : 0.00%

Life Sciences Tools & Services : 0.00%
Valneva SE †	0.00	612	289

Information Technology : 0.03%

Semiconductors & Semiconductor Equipment : 0.03%
Samsung Electronics Company Limited ±	1.88	3,003	2,923,742

Materials : 0.05%

Chemicals : 0.01%
Braskem SA Class A ±	4.83	30,900	125,780
Fuchs Petrolub AG ±	1.98	6,432	282,147
LG Chem Limited ±	2.30	846	135,497
Sociedad Quimica y Minera de Chile SA Class B ±	3.15	23,458	457,754

			1,001,178

73

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Dividend yield		Shares	Value
Metals & Mining : 0.04%
Gerdau SA ±	2.81%		263,802	$717,812
Vale SA ±	12.50		553,330	2,910,527

				3,628,339

Telecommunication Services : 0.01%

Diversified Telecommunication Services : 0.01%
Telefonica Brasil SA ±	13.02		85,252	1,199,998

Utilities : 0.01%

Electric Utilities : 0.01%
Companhia Energetica de Minas Gerais ±	6.58		167,349	744,754

Multi-Utilities : 0.00%
RWE AG ±	6.15		3,735	65,922

Total Preferred Stocks (Cost $61,818,673)				41,910,818

		Expiration date
Rights : 0.00%

Financials : 0.00%

Banks : 0.00%
Banca Monte dei Paschi di Sien SpA «†		6-12-2015	13,293	88,185

Insurance : 0.00%
Unipol Gruppo Finanziario SpA †(a)		6-3-2015	550	0

Real Estate Management & Development : 0.00%
Deutsche Wohnen AG †		6-3-2015	24,211	798

REITs : 0.00%
Kiwi Property Group Limited †(a)		6-9-2015	19,591	0

Health Care : 0.00%

Biotechnology : 0.00%
Intercell AG †(a)		6-1-2015	1,885	0

Pharmaceuticals : 0.00%
Hua Han Bio-Pharmaceutical Holdings Limited †(a)		6-4-2015	1,662	84

Information Technology : 0.00%

Internet Software & Services : 0.00%
Just Eat plc †(a)		6-8-2015	6,321	3,449

Software : 0.00%
Constellation Software Incorporated †		9-15-2015	1,591	320

Utilities : 0.00%

Gas Utilities : 0.00%
Rubis SCA †		6-4-2015	4,759	4,762

Multi-Utilities : 0.00%
Keppel Infrastructure Trust †(a)		6-11-2015	4,054	60

Total Rights (Cost $711,512)				97,658

74

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name		Expiration date	Shares	Value
Warrants : 0.00%

Consumer Discretionary : 0.00%

Automobiles : 0.00%
Peugeot SA †		4-29-2017	32,389	$156,521

Hotels, Restaurants & Leisure : 0.00%
Minor International PCL †		11-3-2017	5,790	719

Media : 0.00%
Seat Pagine Gialle SpA †		4-29-2016	147	0
Yellow Pages Limited †		12-20-2022	128	489

				489

Energy : 0.00%

Energy Equipment & Services : 0.00%
KNM Group Bhd †		11-15-2017	47,262	1,869

Oil, Gas & Consumable Fuels : 0.00%
Maurel et Prom SA †		12-31-2015	3,641	84

Financials : 0.00%

Real Estate Management & Development : 0.00%
Sinarmas Land Limited †		11-18-2015	42,500	15,448

Health Care : 0.00%

Health Care Equipment & Supplies : 0.00%
Golden Meditech Holdings Limited †		7-30-2015	5,605	325

Industrials : 0.00%

Construction & Engineering : 0.00%
HKC Holdings Limited †		10-15-2015	43,439	801
Malaysian Resources Corporation Bhd †		9-16-2018	88,483	3,862
Power Line Engineering PCL †		10-20-2015	122,200	291

				4,954

Materials : 0.00%

Chemicals : 0.00%
Indorama Ventures PCL †		8-24-2017	39,823	2,675
Indorama Ventures PCL †		8-24-2018	30,633	1,448

				4,123

Utilities : 0.00%

Water Utilities : 0.00%
Puncak Niaga Holdings Bhd †		7-20-2018	1,370	654

Total Warrants (Cost $133,450)				185,186

	Yield
Short-Term Investments : 4.52%

Investment Companies : 4.52%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.12%		216,467,486	216,467,486

75

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.11%	222,610,182	$222,610,182

Total Short-Term Investments (Cost $439,077,668)				439,077,668

Total investments in securities (Cost $6,994,781,387)*	99.91%			9,720,804,615
Other assets and liabilities, net	0.09			9,049,875

Total net assets	100.00%			$9,729,854,490

«	All or a portion of this security is on loan.
†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $7,067,289,430 and unrealized gains (losses) consists of:

Gross unrealized gains	$3,149,931,878
Gross unrealized losses	(496,416,693)

Net unrealized gains	$2,653,515,185

Abbreviations:

ADR	American depositary receipt
GDR	Global depositary receipt
LLC	Limited liability company
PCL	Public Company Limited
plc	Public limited company
REIT	Real estate investment trust
SBA	Small Business Authority

76

Wells Fargo Advantage Diversified Stock Portfolio (the “Portfolio”)

Notes to Portfolio of investments –May 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On May 31, 2015, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$1,240,874,861	$970,639	$0	$1,241,845,500
Consumer staples	610,751,887	0	11,046	610,762,933
Energy	556,115,201	1,937,711	0	558,052,912
Financials	2,164,265,813	1,310,806	165	2,165,576,784
Health care	1,014,504,632	0	640,429	1,015,145,061
Industrials	1,102,186,599	121,833	0	1,102,308,432
Information technology	1,462,422,186	1,523,516	0	1,463,945,702
Materials	474,409,488	964,622	15,690	475,389,800
Telecommunication services	226,983,065	781,264	0	227,764,329
Utilities	378,741,832	0	0	378,741,832
Preferred stocks

Consumer discretionary	6,379,102	0	0	6,379,102
Consumer staples	2,708,122	0	0	2,708,122
Energy	6,283,392	0	0	6,283,392
Financials	16,975,980	0	0	16,975,980
Health care	289	0	0	289
Information technology	2,923,742	0	0	2,923,742
Materials	4,629,517	0	0	4,629,517
Telecommunication services	1,199,998	0	0	1,199,998
Utilities	810,676	0	0	810,676
Rights
Financials	0	88,983	0	88,983
Health care	0	84	0	84
Information technology	0	3,769	0	3,769
Utilities	0	4,822	0	4,822
Warrants
Consumer discretionary	0	157,729	0	157,729
Energy	0	1,953	0	1,953
Financials	0	15,448	0	15,448
Health care	0	325	0	325
Industrials	0	4,954	0	4,954
Materials	0	4,123	0	4,123
Utilities	0	654	0	654
Short-term investments
Investment companies	222,610,182	216,467,486	0	439,077,668

Total assets	$9,495,776,564	$224,360,721	$667,330	$9,720,804,615

Liabilities
Futures contracts	$2,329,784	$0	$0	$2,329,784

Total liabilities	$2,329,784	$0	$0	$2,329,784

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Portfolio or which the Portfolio has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Portfolio at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo & Company	572,284	0	25,300	546,984	$30,609,225

Derivative transactions

For the three months ended May 31, 2015, the Portfolio entered into futures contracts to gain market exposure.

At May 31, 2015, the Portfolio had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at May 31, 2015	Unrealized gains (losses)
6-19-2015	UBS	91 Long	MSCI EAFE Index	$8,645,000	$(34,706)
6-19-2015	UBS	2399 Long	MSCI Emerging Markets Index	119,578,155	6,220,420
6-19-2015	UBS	120 Long	Russell 2000 Index	14,931,600	112,656
6-19-2015	UBS	122 Long	S&P 500 E-Mini Index	12,846,600	(93,025)
6-19-2015	UBS	92 Long	S&P Midcap 400 Index	14,013,440	148,860

As of May 31, 2015, the Portfolio had segregated $10,830,268 as cash collateral for open futures contracts.

Wells Fargo Advantage Short-Term Investment Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 34.89%
Abbey National Treasury Services plc	0.08%	6-1-2015	$11,000,000	$11,000,000
Agricultural Bank of China ±	0.41	9-2-2016	3,000,000	3,000,009
ANZ Banking Group (London)	0.12	6-1-2015	17,000,000	17,000,000
Banco del Estado de Chile	0.23	6-9-2015	3,000,000	3,000,000
Banco del Estado de Chile	0.24	8-5-2015	1,000,000	1,000,010
Banco del Estado de Chile	0.26	9-8-2015	1,000,000	1,000,050
Bank of Montreal ±	0.28	10-19-2015	7,000,000	6,999,440
Bank of Nova Scotia ±	0.28	6-29-2015	3,000,000	2,999,970
Bank of Nova Scotia ±	0.31	11-25-2015	8,000,000	7,999,440
Bank of Nova Scotia ±	0.50	1-8-2016	2,000,000	2,000,860
Cooperatieve Centrale	0.28	11-4-2015	5,000,000	4,999,900
Credit Agricole SA	0.08	6-1-2015	26,000,000	26,000,000
DG Bank (New York)	0.20	7-8-2015	2,000,000	2,000,020
DNB Nor Bank ASA	0.09	6-1-2015	15,000,000	15,000,000
HSBC Bank plc	0.08	6-1-2015	26,000,000	26,000,000
HSBC Bank plc	0.19	6-5-2015	1,000,000	1,000,000
HSBC Bank plc	0.32	6-26-2015	4,000,000	4,000,360
HSBC Bank plc	0.32	6-29-2015	7,000,000	7,000,630
ING Bank NV (Amsterdam)	0.08	6-1-2015	2,000,000	2,000,000
KBC Bank	0.07	6-1-2015	26,000,000	26,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.25	6-19-2015	5,000,000	5,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.26	7-9-2015	3,000,000	3,000,030
Mitsubishi UFJ Trust & Banking Corporation	0.26	7-10-2015	1,000,000	1,000,010
Mitsubishi UFJ Trust & Banking Corporation	0.26	8-3-2015	2,000,000	2,000,000
Mizuho Bank Limited	0.25	6-1-2015	2,000,000	2,000,020
Mizuho Bank Limited	0.26	6-4-2015	1,000,000	1,000,010
Mizuho Bank Limited	0.26	7-6-2015	4,000,000	4,000,160
Mizuho Bank Limited	0.26	8-7-2015	5,000,000	5,000,100
Mizuho Bank Limited	0.26	8-20-2015	4,000,000	3,999,960
Mizuho Bank Limited	0.27	7-23-2015	1,000,000	1,000,050
National Bank of Canada (New York)	0.35	8-19-2015	3,000,000	3,000,750
Natixis Corporation ±	0.26	9-18-2015	5,000,000	5,000,050
Norinchukin Bank	0.24	6-17-2015	5,000,000	5,000,250
Norinchukin Bank	0.25	7-15-2015	2,000,000	2,000,160
Norinchukin Bank	0.26	8-19-2015	4,000,000	4,000,120
Royal Bank of Canada ±	0.27	9-4-2015	3,000,000	2,999,850
Royal Bank of Canada ±	0.49	12-16-2015	2,000,000	2,001,898
Skandinaviska Enskilda Banken AG	0.11	6-1-2015	15,000,000	15,000,000
Skandinaviska Enskilda Banken AG	0.25	7-2-2015	4,000,000	4,000,480
Societe Generale ±	0.26	1-26-2016	6,000,000	5,999,160
Societe Generale	0.30	8-31-2015	5,000,000	5,000,800
Standard Chartered Bank	0.25	7-10-2015	3,000,000	3,000,210
Standard Chartered Bank	0.25	7-27-2015	3,000,000	3,000,201
Standard Chartered Bank	0.25	8-3-2015	3,000,000	3,000,180
Standard Chartered Bank	0.27	6-10-2015	2,000,000	2,000,080
Standard Chartered Bank	0.28	7-6-2015	2,000,000	2,000,200
Standard Chartered Bank	0.29	6-24-2015	3,000,000	3,000,270
Standard Chartered Bank	0.31	6-11-2015	1,000,000	1,000,060
State Street Bank & Trust Company ±	0.32	10-1-2015	4,000,000	3,999,800
State Street Bank & Trust Company ±	0.33	10-23-2015	3,000,000	2,999,550
Sumitomo Mitsui Banking Corporation	0.25	7-9-2015	3,000,000	3,000,210
Sumitomo Mitsui Banking Corporation	0.25	7-22-2015	2,000,000	2,000,160
Sumitomo Mitsui Banking Corporation	0.25	8-12-2015	2,000,000	2,000,080
Sumitomo Trust & Banking Corporation	0.25	7-2-2015	6,000,000	6,000,360
Sumitomo Trust & Banking Corporation	0.25	7-7-2015	5,000,000	5,000,350
Sumitomo Trust & Banking Corporation	0.25	7-21-2015	3,000,000	3,000,240
Sumitomo Trust & Banking Corporation	0.26	8-25-2015	3,000,000	3,000,030
Sumitomo Trust & Banking Corporation	0.29	6-19-2015	2,000,000	2,000,140
Svenska Handelsbanken	0.20	6-15-2015	2,000,000	2,000,040
Swedbank	0.06	6-1-2015	7,000,000	7,000,000
Swedbank	0.25	7-1-2015	8,000,000	8,000,960
Toronto-Dominion Bank ±	0.25	6-16-2015	3,000,000	2,999,940
Toronto-Dominion Bank ±	0.27	11-9-2015	3,000,000	2,999,730

1

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Short-Term Investment Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit (continued)
Toronto-Dominion Bank ±	0.27%	11-18-2015	$3,000,000	$2,999,670
Toronto-Dominion Bank ±	0.29	11-6-2015	3,000,000	2,999,460
Toronto-Dominion Bank ±	0.29	4-1-2016	2,000,000	1,999,660
Toronto-Dominion Bank ±	0.31	4-15-2016	2,000,000	1,999,660
Westpac Banking Corporation ±	0.28	11-3-2015	7,000,000	6,999,440

Total Certificates of Deposit (Cost $342,003,695)				342,005,228

Commercial Paper : 51.05%
Albion Capital Corporation 144A(z)	0.23	6-16-2015	4,030,000	4,029,718
Alpine Securitization 144A(z)(p)	0.25	7-13-2015	5,000,000	4,998,900
Alpine Securitization 144A(z)(p)	0.25	7-16-2015	5,000,000	4,998,800
Alpine Securitization 144A(z)(p)	0.25	7-17-2015	3,000,000	2,999,253
Anglesea Funding LLC 144A(z)(p)	0.17	6-3-2015	4,000,000	3,999,920
Anglesea Funding LLC ±144A(p)	0.31	8-17-2015	2,000,000	1,999,920
Anglesea Funding LLC ±144A(p)	0.31	8-27-2015	2,000,000	1,999,900
Anglesea Funding LLC ±144A(p)	0.32	7-20-2015	1,000,000	999,970
Antalis US Funding Corporation 144A(z)	0.26	6-5-2015	2,000,000	1,999,940
Aspen Funding Corporation 144A(z)(p)	0.25	6-2-2015	5,000,000	4,999,900
Australia & New Zealand Banking Group 144A	0.11	6-5-2015	8,000,000	8,000,000
Australia & New Zealand Banking Group ±144A	0.28	12-21-2015	1,000,000	999,780
Banco de Chile 144A(z)	0.30	6-2-2015	1,000,000	999,990
Banco de Chile 144A(z)	0.30	6-8-2015	2,000,000	1,999,920
Banco de Chile 144A(z)	0.34	6-22-2015	1,000,000	999,900
Banco de Chile 144A(z)	0.34	7-8-2015	1,000,000	999,820
Banco de Chile 144A(z)	0.36	8-3-2015	2,000,000	1,999,280
Banco de Credito e Inversiones 144A(z)	0.46	7-6-2015	1,000,000	999,830
Banco de Credito e Inversiones 144A(z)	0.46	7-27-2015	2,000,000	1,999,380
Banco de Credito e Inversiones 144A(z)	0.46	8-3-2015	2,000,000	1,999,280
Banco Santander Chile 144A(z)	0.38	6-10-2015	2,000,000	1,999,920
Banco Santander Chile 144A(z)	0.39	6-15-2015	1,000,000	999,940
Banco Santander Chile 144A(z)	0.40	6-23-2015	1,000,000	999,900
Banco Santander Chile 144A(z)	0.40	7-20-2015	3,000,000	2,999,220
Banco Santander Chile 144A(z)	0.40	8-26-2015	2,000,000	1,998,960
Bank of Nova Scotia ±144A	0.29	12-1-2015	2,000,000	1,999,900
Bank of Nova Scotia ±	0.31	12-21-2015	1,000,000	999,940
Bank of Nova Scotia 144A	0.32	4-1-2016	4,000,000	3,999,320
Banque et Caisse d’Epargne de l’Etat (z)	0.31	8-20-2015	1,000,000	999,610
Bedford Row Funding Corporation ±144A(p)	0.28	9-2-2015	2,000,000	1,999,940
Bedford Row Funding Corporation ±144A(p)	0.28	9-16-2015	2,000,000	1,999,920
Bedford Row Funding Corporation ±144A(p)	0.29	7-13-2015	1,000,000	999,980
Bedford Row Funding Corporation ±144A(p)	0.33	2-1-2016	3,000,000	2,999,640
Bennington Stark Capital Company LLC 144A(z)	0.25	6-1-2015	1,000,000	999,990
Bennington Stark Capital Company LLC 144A(z)	0.25	6-4-2015	5,000,000	4,999,900
Bennington Stark Capital Company LLC ±144A	0.41	11-10-2015	2,000,000	1,999,500
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	6-23-2015	3,000,000	2,999,700
Caisse Centrale Desjardins du Quebec 144A(z)	0.21	8-18-2015	2,000,000	1,999,080
Caisse Des Depots et Consignations 144A(z)	0.19	8-19-2015	1,000,000	999,620
Caisse Des Depots et Consignations 144A(z)	0.22	8-17-2015	1,000,000	999,630
Caisse Des Depots et Consignations 144A(z)	0.23	7-30-2015	5,000,000	4,998,750
CDP Financial Incorporated 144A(z)	0.19	8-17-2015	1,000,000	999,620
Cedar Springs Capital Company 144A(z)	0.35	6-8-2015	1,000,000	999,960
Changhong Trading Limited (z)	0.43	6-11-2015	2,000,000	1,999,880
Chesham Finance Limited 144A(z)	0.16	6-1-2015	2,000,000	1,999,978
Chesham Finance Limited 144A(z)	0.16	6-1-2015	2,000,000	1,999,978
China International Marine Containers Group Limited (z)	0.38	6-3-2015	1,000,000	999,980
China International Marine Containers Group Limited (z)	0.38	6-4-2015	4,000,000	3,999,920
China International Marine Containers Group Limited (z)	0.38	6-10-2015	2,000,000	1,999,920
China Shipping Container Lines (z)	0.37	6-3-2015	3,000,000	2,999,940
China Shipping Container Lines (z)	0.38	6-2-2015	3,000,000	2,999,970
CNPC Finance 144A(z)	0.40	6-3-2015	1,000,000	999,980
CNPC Finance 144A(z)	0.40	6-8-2015	2,000,000	1,999,920
CNPC Finance 144A(z)	0.40	6-9-2015	1,000,000	999,960
CNPC Finance 144A(z)	0.40	6-12-2015	6,000,000	5,999,700
CNPC Finance 144A(z)	0.40	6-15-2015	1,000,000	999,940

2

Wells Fargo Advantage Short-Term Investment Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Commercial Paper (continued)
CNPC Finance 144A(z)	0.40%	6-18-2015	$2,000,000	$1,999,840
CNPC Finance 144A(z)	0.40	6-19-2015	2,000,000	1,999,840
COFCO Capital Corporation (z)	0.16	6-23-2015	1,000,000	999,890
COFCO Capital Corporation (z)	0.16	6-25-2015	2,000,000	1,999,740
COFCO Capital Corporation (z)	0.48	6-9-2015	3,000,000	2,999,850
Collateralized Commercial Paper Company LLC 144A(z)	0.22	6-8-2015	1,000,000	999,960
Collateralized Commercial Paper Company LLC 144A(z)	0.22	6-9-2015	2,000,000	1,999,900
Collateralized Commercial Paper Company LLC 144A(z)	0.33	8-24-2015	2,000,000	1,998,960
Collateralized Commercial Paper Company LLC (z)	0.33	8-24-2015	2,000,000	1,998,960
Commonwealth Bank of Australia ±144A	0.26	7-2-2015	1,000,000	999,980
Commonwealth Bank of Australia ±144A	0.27	6-18-2015	4,000,000	3,999,880
Commonwealth Bank of Australia ±144A	0.28	2-25-2016	5,000,000	4,999,300
Concord Minutemen Capital Company 144A(z)(p)	0.20	6-3-2015	3,000,000	2,999,940
Concord Minutemen Capital Company 144A(z)(p)	0.23	7-1-2015	2,000,000	1,999,680
Concord Minutemen Capital Company 144A(z)(p)	0.27	7-6-2015	4,000,000	3,999,280
Concord Minutemen Capital Company 144A(z)(p)	0.29	7-9-2015	1,000,000	999,800
Concord Minutemen Capital Company 144A(z)(p)	0.29	8-4-2015	3,000,000	2,998,890
Concord Minutemen Capital Company 144A(z)(p)	0.29	8-10-2015	3,000,000	2,998,770
CPPIB Capital Incorporated 144A(z)	0.14	6-1-2015	4,000,000	3,999,960
Crown Point Capital Company LLC 144A(z)(p)	0.19	6-3-2015	2,000,000	1,999,960
Crown Point Capital Company LLC 144A(z)(p)	0.23	6-2-2015	6,000,000	5,999,940
Crown Point Capital Company LLC 144A(z)(p)	0.27	7-8-2015	1,000,000	999,800
Crown Point Capital Company LLC 144A(z)(p)	0.29	7-2-2015	1,000,000	999,840
Crown Point Capital Company LLC 144A(z)(p)	0.29	7-9-2015	2,000,000	1,999,600
DBS Bank Limited 144A(z)	0.20	6-18-2015	5,000,000	4,999,700
DBS Bank Limited 144A(z)	0.20	8-6-2015	2,000,000	1,999,360
Dexia Credit Local (z)	0.30	7-29-2015	3,000,000	2,999,190
Erste Abwicklungsanstalt 144A(z)	0.20	7-2-2015	2,000,000	1,999,760
Erste Abwicklungsanstalt 144A(z)	0.24	6-10-2015	1,000,000	999,970
Erste Abwicklungsanstalt 144A(z)	0.24	6-11-2015	2,000,000	1,999,920
Erste Abwicklungsanstalt 144A(z)	0.24	8-6-2015	2,000,000	1,999,360
Erste Abwicklungsanstalt 144A(z)	0.25	6-18-2015	1,000,000	999,940
Gotham Funding Corporation 144A(z)(p)	0.19	6-3-2015	4,000,000	3,999,920
Gotham Funding Corporation 144A(z)(p)	0.19	6-5-2015	2,000,000	1,999,940
Gotham Funding Corporation 144A(z)(p)	0.19	6-11-2015	2,000,000	1,999,880
Gotham Funding Corporation 144A(z)(p)	0.19	6-12-2015	1,000,000	999,940
Gotham Funding Corporation 144A(z)(p)	0.19	6-23-2015	1,000,000	999,890
Gotham Funding Corporation 144A(z)(p)	0.20	6-2-2015	5,000,000	4,999,950
Halkin Finance LLC 144A(z)	0.20	6-4-2015	2,000,000	1,999,960
Hannover Funding Company LLC 144A(z)(p)	0.18	6-3-2015	2,000,000	1,999,960
Hannover Funding Company LLC 144A(z)(p)	0.20	6-12-2015	4,000,000	3,999,760
Hannover Funding Company LLC 144A(z)(p)	0.20	6-19-2015	1,000,000	999,910
Hannover Funding Company LLC 144A(z)(p)	0.20	6-22-2015	1,000,000	999,890
Hannover Funding Company LLC 144A(z)(p)	0.20	6-26-2015	1,000,000	999,870
HSBC Bank plc ±144A	0.34	2-8-2016	2,000,000	1,999,860
ING Funding LLC (U.S.A.) (z)	0.23	7-6-2015	3,000,000	2,999,370
Institutional Secured Funding LLC 144A(z)(p)	0.37	6-11-2015	2,000,000	1,999,900
Institutional Secured Funding LLC 144A(z)(p)	0.38	6-1-2015	3,000,000	2,999,970
Institutional Secured Funding LLC 144A(z)(p)	0.38	6-16-2015	1,000,000	999,930
Institutional Secured Funding LLC 144A(z)(p)	0.38	7-2-2015	5,000,000	4,999,250
JPMorgan Securities Incorporated ±144A	0.39	11-19-2015	3,000,000	2,999,670
Kells Funding LLC 144A(z)(p)	0.20	6-26-2015	5,000,000	4,999,450
Kells Funding LLC ±144A(p)	0.27	9-18-2015	2,000,000	1,999,780
Kells Funding LLC ±144A(p)	0.27	10-7-2015	1,000,000	999,860
Kells Funding LLC ±144A(p)	0.28	9-29-2015	2,000,000	1,999,740
Kells Funding LLC ±144A(p)	0.28	9-23-2015	3,000,000	2,999,670
Kells Funding LLC ±144A(p)	0.29	1-11-2016	2,000,000	1,999,780
Legacy Capital Company 144A(z)	0.30	7-7-2015	1,000,000	999,810
Legacy Capital Company 144A(z)	0.30	7-8-2015	1,000,000	999,800
Legacy Capital Company 144A(z)	0.30	7-10-2015	1,000,000	999,790
Lexington Parker Capital Company LLC 144A(z)(p)	0.19	6-4-2015	3,000,000	2,999,940
Lexington Parker Capital Company LLC 144A(z)(p)	0.19	6-9-2015	3,000,000	2,999,850
Lexington Parker Capital Company LLC 144A(z)(p)	0.23	6-15-2015	2,000,000	1,999,840

3

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Short-Term Investment Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Commercial Paper (continued)
Lexington Parker Capital Company LLC 144A(z)(p)	0.27%	7-6-2015	$3,000,000	$2,999,460
Lexington Parker Capital Company LLC 144A(z)(p)	0.29	7-1-2015	1,000,000	999,840
Lexington Parker Capital Company LLC 144A(z)(p)	0.29	7-9-2015	1,000,000	999,800
Lexington Parker Capital Company LLC 144A(z)(p)	0.29	8-4-2015	3,000,000	2,998,890
Lexington Parker Capital Company LLC 144A(z)(p)	0.29	8-10-2015	3,000,000	2,998,770
Liberty Street Funding LLC 144A(z)(p)	0.19	6-5-2015	2,000,000	1,999,940
Liberty Street Funding LLC 144A(z)(p)	0.19	6-22-2015	3,000,000	2,999,670
Liberty Street Funding LLC 144A(z)(p)	0.20	7-13-2015	1,000,000	999,780
Liberty Street Funding LLC 144A(z)(p)	0.20	7-23-2015	5,000,000	4,998,550
Liberty Street Funding LLC 144A(z)(p)	0.20	8-6-2015	1,000,000	999,620
Liberty Street Funding LLC 144A(z)(p)	0.20	8-19-2015	2,000,000	1,999,040
Liberty Street Funding LLC 144A(z)(p)	0.21	8-25-2015	1,000,000	999,470
Liberty Street Funding LLC 144A(z)(p)	0.21	8-26-2015	2,000,000	1,998,920
LMA Americas LLC 144A(z)	0.18	6-15-2015	2,000,000	1,999,840
LMA Americas LLC 144A(z)	0.18	6-26-2015	2,000,000	1,999,740
LMA Americas LLC 144A(z)	0.18	6-29-2015	4,000,000	3,999,400
LMA Americas LLC 144A(z)	0.19	6-2-2015	2,000,000	1,999,980
Macquarie Bank Limited 144A(z)	0.25	6-26-2015	2,000,000	1,999,760
Macquarie Bank Limited 144A(z)	0.25	6-30-2015	11,000,000	10,998,460
Manhattan Asset Funding Company LLC 144A(z)(p)	0.21	6-18-2015	1,000,000	999,910
Manhattan Asset Funding Company LLC 144A(z)(p)	0.22	6-29-2015	3,000,000	2,999,550
Manhattan Asset Funding Company LLC 144A(z)(p)	0.23	7-21-2015	3,000,000	2,999,190
Manhattan Asset Funding Company LLC 144A(z)(p)	0.23	7-22-2015	3,000,000	2,999,160
Manhattan Asset Funding Company LLC 144A(z)(p)	0.23	7-27-2015	2,000,000	1,999,380
Matchpoint Master Trust 144A(z)(p)	0.16	6-2-2015	1,000,000	999,990
Matchpoint Master Trust 144A(z)(p)	0.16	6-3-2015	5,000,000	4,999,900
Matchpoint Master Trust 144A(z)(p)	0.16	6-5-2015	5,000,000	4,999,864
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.25	7-2-2015	2,000,000	1,999,520
Mizuho Corporate Bank (z)	0.30	8-4-2015	1,000,000	999,467
Mountcliff Funding LLC 144A(z)(p)	0.16	6-1-2015	5,000,000	4,999,946
National Australia Bank Limited ±144A	0.26	7-7-2015	5,000,000	4,999,950
National Australia Bank Limited ±144A	0.28	11-20-2015	3,000,000	2,999,670
Nederlandse Waterschapsbank 144A(z)	0.19	7-1-2015	1,000,000	999,890
Nederlandse Waterschapsbank 144A(z)	0.20	8-3-2015	1,000,000	999,700
Nederlandse Waterschapsbank 144A(z)	0.22	7-27-2015	5,000,000	4,998,700
Nederlandse Waterschapsbank 144A(z)	0.24	7-31-2015	4,000,000	3,998,880
Newport Funding Corporation 144A(z)	0.25	6-2-2015	1,000,000	999,980
Nordea Bank AB 144A(z)	0.18	7-1-2015	2,000,000	1,999,760
NRW Bank 144A(z)	0.20	7-17-2015	2,000,000	1,999,540
NRW Bank 144A(z)	0.20	7-21-2015	3,000,000	2,999,220
NRW Bank 144A(z)	0.20	8-21-2015	2,000,000	1,999,100
NV Bank Nederlandse Gemeenten 144A(z)	0.20	7-27-2015	4,000,000	3,998,960
NV Bank Nederlandse Gemeenten ±144A	0.26	11-9-2015	5,000,000	4,999,550
NV Bank Nederlandse Gemeenten ±144A	0.27	12-10-2015	2,000,000	1,999,840
NV Bank Nederlandse Gemeenten ±144A	0.27	9-3-2015	3,000,000	2,999,850
NV Bank Nederlandse Gemeenten ±144A	0.27	1-25-2016	5,000,000	4,999,350
NV Bank Nederlandse Gemeenten 144A(z)	0.29	9-21-2015	3,000,000	2,997,960
Old Line Funding LLC 144A(z)(p)	0.20	7-21-2015	1,000,000	999,770
PSP Capital Incorporated 144A(z)	0.17	7-13-2015	1,000,000	999,830
Ridgefield Funding Company LLC ±144A(p)	0.28	7-8-2015	3,000,000	2,999,940
Ridgefield Funding Company LLC ±144A(p)	0.28	2-8-2016	7,000,000	6,999,510
Ridgefield Funding Company LLC ±144A(p)	0.28	11-6-2015	4,000,000	3,999,840
Shagang South Asia (z)	0.45	6-1-2015	1,000,000	999,960
Sinochem Company Limited (z)	0.19	6-10-2015	6,000,000	5,999,820
Sinochem Company Limited (z)	0.43	6-3-2015	2,000,000	1,999,980
Sinochem Company Limited (z)	0.43	6-17-2015	2,000,000	1,999,880
Skandinaviska Enskilda Banken AG 144A(z)	0.27	9-18-2015	4,000,000	3,996,800
Sumitomo Mitsui Banking Corporation 144A(z)	0.25	7-8-2015	4,000,000	3,999,160
Sumitomo Mitsui Banking Corporation 144A(z)	0.25	8-5-2015	6,000,000	5,997,540
Sumitomo Mitsui Banking Corporation 144A(z)	0.26	8-26-2015	1,000,000	999,360
Sumitomo Trust & Banking Corporation 144A(z)	0.25	6-11-2015	2,000,000	1,999,880
Suncorp Group Limited 144A(z)	0.28	6-18-2015	1,000,000	999,920
Suncorp Group Limited 144A(z)	0.28	7-15-2015	1,000,000	999,770
Suncorp Group Limited 144A(z)	0.31	6-4-2015	2,000,000	1,999,960
Suncorp Group Limited 144A(z)	0.31	6-10-2015	2,000,000	1,999,920

4

Wells Fargo Advantage Short-Term Investment Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Commercial Paper (continued)
Suncorp Group Limited 144A(z)	0.33%	8-10-2015	$1,000,000	$999,600
Suncorp Group Limited 144A(z)	0.39	10-26-2015	1,000,000	998,830
Swedbank (z)	0.25	9-8-2015	4,000,000	3,997,680
Thunder Bay Funding LLC 144A(z)(p)	0.20	7-21-2015	2,000,000	1,999,460
Toyota Motor Credit Corporation ±	0.27	12-1-2015	4,000,000	3,999,600
Versailles Commercial Paper LLC ±144A	0.25	7-20-2015	1,000,000	999,950
Versailles Commercial Paper LLC ±144A	0.25	7-20-2015	1,000,000	999,970
Versailles Commercial Paper LLC ±144A	0.25	8-6-2015	1,000,000	999,960
Versailles Commercial Paper LLC ±144A	0.25	8-6-2015	1,000,000	999,950
Victory Receivables 144A(z)(p)	0.19	6-3-2015	2,000,000	1,999,960
Victory Receivables 144A(z)(p)	0.19	6-17-2015	1,000,000	999,920
Victory Receivables 144A(z)(p)	0.19	6-18-2015	4,000,000	3,999,640
Victory Receivables 144A(z)(p)	0.19	6-19-2015	1,000,000	999,910
Victory Receivables 144A(z)(p)	0.19	7-2-2015	1,000,000	999,840
Victory Receivables 144A(z)(p)	0.20	6-2-2015	2,000,000	1,999,980
Westpac Banking Corporation ±144A	0.28	10-19-2015	4,000,000	3,999,680
Westpac Banking Corporation ±144A	0.25	12-7-2015	3,000,000	2,999,850
Westpac Banking Corporation ±144A	0.29	2-18-2016	2,000,000	1,999,840
Working Capital Management Company 144A(z)	0.15	6-5-2015	2,500,000	2,499,932

Total Commercial Paper (Cost $500,443,305)				500,456,396

Corporate Bonds and Notes : 0.36%

Financials : 0.16%

Diversified Financial Services : 0.16%
GBG LLC Custody Receipts ±144A§	0.12	9-1-2027	179,000	179,000
LTF Real Estate LLC ±144A§	0.25	6-1-2033	360,000	360,000
Overseas Private Investment Corporation ±§	0.12	7-9-2026	1,000,000	1,000,000

				1,539,000

Health Care : 0.20%

Health Care Providers & Services : 0.20%
Keep Memory Alive ±§	0.14	5-1-2037	975,000	975,000
Providence Health & Services ±§	0.18	10-1-2042	980,000	978,775

				1,953,775

Total Corporate Bonds and Notes (Cost $3,494,000)				3,492,775

Municipal Obligations : 4.18%

Arizona : 0.31%
Salt River Project Agricultural Improvement & Power District (Utilities Revenue)	0.19	6-3-2015	1,000,000	999,990
Salt River Project Agricultural Improvement & Power District (Utilities Revenue)	0.19	6-4-2015	2,000,000	1,999,960

				2,999,950

Colorado : 0.12%
Colorado HFA MFHR Class A-1 (Housing Revenue, FHLB SPA) ø	0.12	10-1-2033	890,000	890,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA) ø	0.12	5-1-2052	240,000	240,000

				1,130,000

Georgia : 0.10%
Georgia Municipal Electric Authority (Utilities Revenue) ø	0.16	6-1-2015	1,000,000	1,000,000

5

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Short-Term Investment Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Illinois : 0.31%
Cook County IL Various Projects Series D (GO, Barclays Bank plc LOC) ø	0.16%	11-1-2030	$2,000,000	$2,000,000
Illinois Toll Highway Authority Series A1 (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.13	1-1-2031	1,000,000	1,000,000

				3,000,000

Maine : 0.41%
Maine Housing Authority Series D (Housing Revenue, Royal Bank of Canada SPA) ø	0.14	11-15-2039	2,000,000	2,000,000
Maine Housing Authority Series F (Housing Revenue, Citibank NA LIQ) ø	0.14	11-15-2032	1,000,000	1,000,000
Maine Housing Authority Series G (Housing Revenue, Bank of New York Mellon SPA) ø	0.14	11-15-2041	1,000,000	1,000,000

				4,000,000

Maryland : 0.40%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC) ø	0.14	7-1-2032	1,940,000	1,940,000
Maryland CDA Series E (Housing Revenue, GNMA/FNMA/FHLMC Insured, Royal Bank of Canada SPA) ø	0.14	7-1-2045	2,000,000	2,000,000

				3,940,000

Massachusetts : 0.10%
University of Massachusetts Building Authority Project Senior Series 2008-1 (Education Revenue, JPMorgan Chase & Company SPA) ø	0.12	5-1-2038	1,000,000	1,000,000

Michigan : 0.71%
Michigan Finance Authority Residual Interest Bond Trust Series 2014-6UE (Miscellaneous Revenue, Barclays Bank plc LOC) 144Aø	0.19	6-1-2015	3,000,000	3,000,000
Michigan Housing Development Authority Series A (Housing Revenue, Barclays Bank plc SPA) ø	0.14	10-1-2040	1,000,000	1,000,000
Michigan Housing Development Authority Series D (Housing Revenue, Bank of Tokyo-Mitsubishi SPA) ø	0.16	12-1-2038	2,000,000	2,000,000
Oakland University Michigan (Education Revenue, JPMorgan Chase & Company LOC) ø	0.12	3-1-2031	1,000,000	1,000,000

				7,000,000

New York : 0.51%
New York HFA 605 West 42 Street Housing Bonds Series 2014A and 2014B (Housing Revenue, Bank of China LOC) ø	0.25	5-1-2048	3,000,000	3,000,000
PFOTER Series TNP-1006 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.40	9-15-2015	1,008,000	1,008,000
Yeshiva University New York Trust Series T30021-1 (Education Revenue, Citibank NA LIQ) 144Aø	0.44	7-1-2015	1,000,000	1,000,000

				5,008,000

Ohio : 0.02%
Ohio HFA Residential Management Taxable Series I (Housing Revenue, GNMA/FNMA Insured, FHLB SPA) ø	0.12	9-1-2039	174,000	174,000

Oregon : 0.10%
Oregon PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.43	5-1-2035	1,000,000	1,000,000

Other : 0.60%
JPMorgan Chase PUTTER/DRIVER Trust Series T0005 related to Blackrock Municipal Income Trust (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.20	12-31-2015	2,000,000	2,000,000

6

Wells Fargo Advantage Short-Term Investment Portfolio	Portfolio of investments — May 31, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Other (continued)
PFOTER Series TNP-1012 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø		0.40%	12-1-2038	$3,895,000	$3,895,000

					5,895,000

Pennsylvania : 0.10%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144Aø		0.28	6-1-2015	1,000,000	1,000,000

South Carolina : 0.20%
South Carolina Public Service Authority (Utilities Revenue) ø		0.17	6-2-2015	1,000,000	1,000,000
York County SC PCR Series 2000B-3 (Utilities Revenue) ø		0.25	6-1-2015	1,000,000	1,000,000

					2,000,000

Texas : 0.09%
Port of Arthur TX Navigation District Daily Fina Oil and Chemical Company Project (Industrial Development Revenue) ø		0.13	5-1-2033	525,000	525,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144Aø		0.40	12-15-2026	365,803	365,803

					890,803

Wisconsin : 0.10%
Wisconsin PFA Housing Project (Housing Revenue, Bank of America NA LOC) ø		0.15	1-1-2042	995,000	995,000

Total Municipal Obligations (Cost $41,032,753)					41,032,753

Repurchase Agreements ^^: 9.52%
Bank of America Corporation, dated 5-29-2015, maturity value $10,000,083 (1)		0.10	6-1-2015	10,000,000	10,000,000
Credit Agricole, dated 5-29-2015, maturity value $43,304,397 (2)		0.11	6-1-2015	43,304,000	43,304,000
GX Clarke & Company, dated 5-29-2015, maturity value $4,000,053 (3)		0.16	6-1-2015	4,000,000	4,000,000
Royal Bank of Scotland, dated 5-29-2015, maturity value $36,000,420 (4)		0.14	6-1-2015	36,000,000	36,000,000

Total Repurchase Agreements (Cost $93,304,000)					93,304,000

Total investments in securities (Cost $980,277,753)*	100.00%				980,291,152
Other assets and liabilities, net	0.00				30,618

Total net assets	100.00%				$980,321,770

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(z)	Zero coupon security. The rate represents the current yield to maturity.
(p)	Asset-backed commercial paper
§	The security is subject to a demand feature which reduces the effective maturity.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

7

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Short-Term Investment Portfolio

^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 3.50%, 9-20-2042 to 11-20-2042, fair value including accrued interest is $10,300,000.
(2)	U.S. government securities, 0.38% to 5.60%, 1-31-2016 to 5-20-2065, fair value including accrued interest is $44,539,122.
(3)	U.S. government securities, 0.00% to 10.63%, 5-31-2015 to 5-15-2045, fair value including accrued interest is $4,080,158.
(4)	U.S. government securities, 0.00% to 6.00%, 10-15-2015 to 10-1-2040, fair value including accrued interest is $36,894,182.

*	Cost for federal income tax purposes is $980,277,753 and unrealized gains (losses) consists of:

Gross unrealized gains	$30,113
Gross unrealized losses	(16,714)

Net unrealized gains	$13,399

Abbreviations:

AGM	Assured Guaranty Municipal
CDA	Community Development Authority
DRIVER	Derivative inverse tax-exempt receipts
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HFA	Housing Finance Authority
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
PCR	Pollution control revenue
PFA	Public Finance Authority
PFOTER	Puttable floating option tax-exempt receipts
plc	Public limited company
PUTTER	Puttable tax-exempt receipts
SPA	Standby purchase agreement

8

Wells Fargo Advantage Short-Term Investment Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Portfolio in the event that the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Portfolio seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets Investments in :
Certificates of deposit	$0	$342,005,228	$0	$342,005,228
Commercial paper	0	500,456,396	0	500,456,396
Corporate bonds and notes	0	3,492,775	0	3,492,775
Municipal obligations	0	41,032,753	0	41,032,753
Repurchase agreements	0	93,304,000	0	93,304,000

Total assets	$0	$980,291,152	$0	$980,291,152

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Columbian Peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIFER — Long Inverse Floating Exempt Receipts

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

PIK — Payment-in-kind

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian leu

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SDR — Swedish depositary receipt

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

SPEAR — Short Puttable Exempt Adjustable Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	July 27, 2015

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	July 27, 2015